UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 28, 2008

                     Date of reporting period: May 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
COMMON STOCKS - 98.22%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
      4,900   KURITA WATER INDUSTRIES LIMITED                                                                       $       138,505
                                                                                                                    ---------------
AEROSPACE, DEFENSE - 0.09%
     22,005   BE AEROSPACE INCORPORATED+                                                                                    842,571
     17,288   ROLLS ROYCE GROUP PLC                                                                                         170,477
    751,780   ROLLS ROYCE GROUP PLC CLASS B                                                                                   1,526

                                                                                                                          1,014,574
                                                                                                                    ---------------
AGRICULTURAL PRODUCTION CROPS - 0.05%
     12,398   CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                                  227,379
      8,784   DELTA & PINE LAND COMPANY                                                                                     367,610
     54,500   SINAR MAS AGRO RESOURCES AND TECHNOLOGY TBK PT+                                                                22,845

                                                                                                                            617,834
                                                                                                                    ---------------
AGRICULTURAL SERVICES - 0.21%
      2,240   ABB GRAIN LIMITED                                                                                              16,322
     31,900   ASIATIC DEVELOPMENT BHD                                                                                        62,420
     14,500   ASTRA AGRO LESTARI TBK PT                                                                                      24,805
      1,387   ASTRAL FOODS LIMITED                                                                                           25,714
     42,684   AWB LIMITED                                                                                                   133,602
     32,000   CHAODA MODERN AGRICULTURE LIMITED                                                                              27,785
     31,000   GOLDEN AGRI-RESOURCES LIMITED                                                                                  56,754
     58,900   GOLDEN HOPE PLANTATIONS BHD+                                                                                  149,048
     10,900   HIGHLANDS & LOWLANDS BHD                                                                                       25,658
    149,800   IJM PLANTATIONS BHD                                                                                            94,768
     38,400   IOI CORPORATION BHD                                                                                           310,725
     48,700   KUALA LUMPUR KEPONG BHD                                                                                       192,020
     46,500   KUMPULAN GUTHRIE BHD                                                                                           91,673
     14,000   OLAM INTERNATIONAL LIMITED                                                                                     30,208
    181,700   PADIBERAS NASIONAL BHD                                                                                        107,999
    215,000   PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT                                                         160,757
      8,300   UNITED MALACCA BHD                                                                                             13,188
      3,600   UNITED PLANTATIONS BHD                                                                                         15,042
     19,673   VCA ANTECH INCORPORATED+                                                                                      778,657
      1,800   YARA INTERNATIONAL ASA                                                                                         52,154

                                                                                                                          2,369,299
                                                                                                                    ---------------
AIRPORT DEVELOP, MAINTENANCE - 0.02%
     19,577   AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                         38,673
     13,346   EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                          161,736

                                                                                                                            200,409
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 0.48%
     10,623   ARISTOCRAT LEISURE LIMITED                                                                                    135,464
     14,197   BALLY TECHNOLOGIES INCORPORATED+                                                                              385,732
     44,700   BEC WORLD PCL                                                                                                  31,104
    295,800   BERJAYA LAND BHD                                                                                               90,520
    113,400   BERJAYA SPORTS TOTO BHD                                                                                       162,834
     60,000   CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                        28,892
      1,141   CLUB MEDITERRANEE+                                                                                             76,380
      3,414   EMI GROUP PLC                                                                                                  18,590
        714   FLIGHT CENTRE LIMITED                                                                                          10,819
     28,000   FU SHENG INDUSTRIAL COMPANY LIMITED                                                                            31,527
        917   GESTEVIS TELECINCO                                                                                             27,022
      4,627   GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                                                                 176,815
      1,200   H.I.S COMPANY LIMITED                                                                                          34,018

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
AMUSEMENT & RECREATION SERVICES (continued)
          1   HARRAH'S ENTERTAINMENT INCORPORATED                                                                   $            60
      4,270   INFORMA PLC                                                                                                    49,927
      8,289   INTERNATIONAL GAME TECHNOLOGY                                                                                 333,135
      7,467   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                    391,271
      3,492   INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                             113,238
      4,030   JOHNNIC COMMUNICATIONS LIMITED                                                                                 58,299
      5,120   KANGWON LAND INCORPORATED                                                                                     111,748
         74   KUONI REISEN HOLDING                                                                                           44,951
      9,869   LADBROKERS PLC NEW                                                                                             79,340
     10,000   LI NING COMPAY LIMITED                                                                                         22,079
      7,189   LIFE TIME FITNESS INCORPORATED+<<                                                                             367,933
      2,636   LOTTOMATICA SPA                                                                                               114,812
     48,700   MAGNUM CORPORATION BHD                                                                                         49,008
     72,300   MEDIA PRIMA BHD                                                                                                54,036
      4,625   MYTRAVEL GROUP PLC+                                                                                            30,222
      4,700   NAMCO BANDAI HOLDINGS INCORPORATED                                                                             79,749
      5,804   NET SERVICOS DE COMUNICACAO SA+                                                                                97,317
      1,400   ORIENTAL LAND COMPANY LIMITED                                                                                  73,279
     17,971   PARTYGAMING PLC                                                                                                14,768
      7,396   PENN NATIONAL GAMING INCORPORATED+                                                                            395,168
     13,962   PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                        427,237
      9,043   PRIMEDIA LIMITED                                                                                               30,228
    131,215   RESORTS WORLD BHD                                                                                             124,323
      2,880   RESORTTRUST INCORPORATED                                                                                       65,551
         12   ROUND ONE CORPORATION                                                                                          20,115
      3,500   SEGA SAMMY HOLDINGS INCORPORATED                                                                               64,421
     23,215   SIX FLAGS INCORPORATED+<<                                                                                     143,701
     10,439   TABCORP HOLDINGS LIMITED                                                                                      153,431
     47,996   TATTERSALL'S LIMITED                                                                                          189,176
     11,000   TOKYO DOME CORPORATION                                                                                         59,565
     12,000   TOKYOTOKEIBA COMPANY LIMITED                                                                                   31,060
      5,056   WARNER MUSIC GROUP CORPORATION                                                                                 84,991
     20,676   WESTWOOD ONE INCORPORATED+                                                                                    166,649
      1,352   WILLIAM HILL PLC                                                                                               16,919
      6,993   WMS INDUSTRIES INCORPORATED+                                                                                  296,223

                                                                                                                          5,563,647
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.93%
      8,830   ABERCROMBIE & FITCH COMPANY CLASS A                                                                           729,800
      1,952   ADIDAS-SALOMON AG                                                                                             124,602
     12,481   AEROPOSTALE INCORPORATED+<<                                                                                   577,870
      6,730   ANN TAYLOR STORES CORPORATION+                                                                                263,076
      3,300   AOKI HOLDINGS INCORPORATED                                                                                     61,824
      3,400   AOYAMA TRADING COMPANY LIMITED                                                                                102,810
        766   BEIERSDORF AG                                                                                                  55,049
      1,126   BULGARI SPA                                                                                                    17,757
      9,033   CATO CORPORATION                                                                                              196,468
        461   CHARLES VOEGELE HOLDING AG                                                                                     52,845
     39,658   CHARMING SHOPPES INCORPORATED+<<                                                                              494,139
     17,137   CHICO'S FAS INCORPORATED+<<                                                                                   466,812
      5,291   CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                                                                298,730
      2,000   CHIYODA COMPANY LIMITED                                                                                        43,057
     19,500   CITIZEN WATCH COMPANY LIMITED                                                                                 173,689
    157,000   COMPAL ELECTRONIC INCORPORATED                                                                                142,561
      7,000   DAIMARU INCORPORATED                                                                                           77,995
      2,449   DEBENHAMS PLC                                                                                                   6,377
      1,500   FAST RETAILING COMPANY LIMITED                                                                                116,228
    256,000   GIORDANO INTERNATIONAL LIMITED                                                                                118,026
      9,000   HANKYU DEPARTMENT STORES                                                                                       88,595
     12,005   HOT TOPIC INCORPORATED+<<                                                                                     133,015
      2,431   INDUSTRIA DE DISENO TEXTIL SA                                                                                 153,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
APPAREL & ACCESSORY STORES (continued)
      6,600   ISETAN COMPANY LIMITED                                                                                $        95,719
      8,860   J.CREW GROUP INCORPORATED+                                                                                    397,548
     22,104   JUST GROUP LIMITED                                                                                             73,030
      7,491   KOHLS CORPORATION+                                                                                            564,222
      3,237   L'OREAL SA                                                                                                    384,595
      1,200   LG FASHION CORPORATION+                                                                                        37,249
      3,186   LOJAS RENNER SA                                                                                                53,139
        465   LOTTE SHOPPING COMPANY LIMITED                                                                                193,458
     12,300   MARUI COMPANY LIMITED                                                                                         148,469
     10,000   MITSUKOSHI LIMITED                                                                                             50,041
      2,177   NEXT PLC                                                                                                       95,224
      2,400   NISHIMATSUYA CHAIN COMPANY LIMITED                                                                             41,019
      5,368   NORDSTROM INCORPORATED                                                                                        278,760
      1,603   ORIFLAME COSMETICS SA                                                                                          83,864
     20,436   PACIFIC SUNWEAR OF CALIFORNIA+                                                                                406,472
     20,487   PAYLESS SHOESOURCE INCORPORATED+<<                                                                            731,796
        595   PINAULT-PRINTEMPTS-REDOUTE SA                                                                                 108,610
        730   POINT INCORPORATED                                                                                             49,306
        119   PUMA AG RUDOLF DASSLER SPORT                                                                                   53,059
    119,000   QUANTA COMPUTER INCORPORATED                                                                                  180,093
      2,386   REITMAN'S CANADA LIMITED CLASS A                                                                               55,657
      1,000   RIGHT ON COMPANY LIMITED                                                                                       24,240
     15,579   ROSS STORES INCORPORATED                                                                                      511,614
        900   SHIMANURA COMPANY LIMITED                                                                                      96,804
      9,000   SHISEIDO COMPANY LIMITED                                                                                      193,385
      7,427   SIGNET GROUP PLC                                                                                               16,765
        533   SWATCH GROUP AG                                                                                                30,897
        310   SWATCH GROUP AG CLASS B                                                                                        88,839
      9,000   TAKASHIMAYA COMPANY LIMITED                                                                                   103,459
      6,787   TALBOTS INCORPORATED<<                                                                                        147,617
     18,357   TRUWORTHS INTERNATIONAL LIMITED                                                                               106,997
      7,414   UNDER ARMOUR INCORPORATED+<<                                                                                  354,612
      1,200   UNI-CHARM CORPORATION                                                                                          66,656
      1,900   UNITED ARROWS LIMITED                                                                                          30,834
     11,025   URBAN OUTFITTERS INCORPORATED+                                                                                293,045
     10,000   YUE YUEN INDUSTRIAL HOLDINGS                                                                                   33,041

                                                                                                                         10,674,904
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.40%
      7,091   BILLABONG INTERNATIONAL LIMITED                                                                               108,685
      4,229   BURBERRY GROUP PLC                                                                                             57,236
      6,321   GUESS? INCORPORATED                                                                                           279,388
      5,000   GUNZE LIMITED                                                                                                  29,006
     10,783   HANESBRANDS INCORPORATED+<<                                                                                   281,436
      4,751   HENNES & MAURITZ AB CLASS B                                                                                   300,740
         61   HERMES INTERNATIONAL                                                                                            8,489
     12,200   JONES APPAREL GROUP INCORPORATED                                                                              363,316
      6,929   KELLWOOD COMPANY                                                                                              199,624
     11,300   LIZ CLAIBORNE INCORPORATED                                                                                    391,997
         52   LPP SA+                                                                                                        40,119
        206   NOBEL BIOCARE HOLDING AG                                                                                       70,640
      3,000   ONWARD KASHIYAMA COMPANY LIMITED                                                                               39,170
     13,041   PHILLIPS-VAN HEUSEN CORPORATION                                                                               797,066
      6,624   POLO RALPH LAUREN CORPORATION<<                                                                               646,039
     45,500   PORTS DESIGN LIMITED                                                                                          133,147
    101,000   POU CHEN CORPORATION                                                                                          104,856
     36,995   QUIKSILVER INCORPORATED+<<                                                                                    521,999
      3,000   SANYO SHOKAI LIMITED                                                                                           24,971
      2,972   VALENTINO FASHION GROUP SPA                                                                                   137,685
      3,000   WACOAL CORPORATION                                                                                             37,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
     34,000   YGM TRADING LIMITED                                                                                   $        26,213

                                                                                                                          4,599,513
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT - 0.01%
      4,240   HYUNDAI AUTONET COMPANY LIMITED                                                                                33,909
     96,200   SOMBOON ADVANCE TECHNOLOGY PCL                                                                                 31,108
    310,300   YARNAPUND PCL                                                                                                  44,258

                                                                                                                            109,275
                                                                                                                    ---------------
AUTO PARTS - ORIGINAL EQUIPMENT - 0.00%
      1,200   TOKAI RIKA COMPANY LIMITED                                                                                     31,159
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.69%
     10,737   ADVANCE AUTO PARTS INCORPORATED                                                                               444,727
        700   AUTOBACS SEVEN COMPANY LIMITED                                                                                 22,605
     16,887   AUTONATION INCORPORATED+<<                                                                                    373,540
      5,200   AUTOZONE INCORPORATED+                                                                                        668,876
      3,082   BAYERISCHE MOTOREN WERKE AG                                                                                   206,396
        800   CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                       59,043
     23,382   CARMAX INCORPORATED+                                                                                          561,168
        395   D'IETEREN SA                                                                                                  179,910
        930   DAEWOO MOTOR SALES CORPORATION                                                                                 39,092
     13,000   HOTAI MOTOR COMPANY LIMITED                                                                                    30,928
     62,800   NISSAN MOTOR COMPANY LIMITED                                                                                  698,695
     11,514   O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                           437,417
      1,567   PEUGEOT SA                                                                                                    124,168
     66,714   TOYOTA MOTOR CORPORATION                                                                                    4,001,744
        610   USS COMPANY LIMITED                                                                                            38,294

                                                                                                                          7,886,603
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
      6,705   RYDER SYSTEM INCORPORATED                                                                                     361,534
     34,985   TIGER AUTOMOTIVE LIMITED+                                                                                      66,825

                                                                                                                            428,359
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.03%
     11,457   THERAVANCE INCORPORATED+<<                                                                                    393,433
                                                                                                                    ---------------
BUILDING - 0.00%
      1,216   BOVIS HOMES GROUP PLC                                                                                          25,499
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.93%
      3,391   AMEC PLC                                                                                                       39,952
      1,860   BALFOUR BEATTY PLC                                                                                             16,942
      3,720   BARRATT DEVELOPMENTS PLC                                                                                       80,355
        491   BELLWAY PLC                                                                                                    13,961
      1,204   BERKELEY GROUP HOLDINGS PLC                                                                                    45,106
        371   BILFINGER BERGER AG                                                                                            36,701
      2,798   CARILLION PLC                                                                                                  23,879
     13,098   CENTEX CORPORATION<<                                                                                          633,419
    184,900   CH.KARNCHANG PCL                                                                                               42,975
     60,000   CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED+                                                             82,372
      3,000   COMSYS HOLDINGS CORPORATION                                                                                    34,708
     38,084   CONSORCIO ARA SAB DE CV                                                                                        61,349
     19,094   CSR LIMITED                                                                                                    56,919
      1,149   DAELIM INDUSTRIAL COMPANY LIMITED                                                                             173,378

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
      1,727   DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                     $        52,584
     12,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                          179,951
      5,722   DESARROLLADORA HOMEX SA DE CV+                                                                                 57,351
     59,800   DIALOG GROUP BHD                                                                                               30,969
    499,000   DMCI HOLDINGS INCORPORATED+                                                                                   101,353
      4,380   DOOSAN INDUSTRIAL DEVELOPMENT COMPANY LIMITED+                                                                 89,932
     30,169   DR HORTON INCORPORATED<<                                                                                      705,050
        531   EIFFAGE SA                                                                                                     74,521
     12,922   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                                                                   57,634
    151,100   EVERGREEN FIBREBOARD BHD                                                                                       84,031
     73,800   GAMUDA BHD                                                                                                    192,182
      4,034   GEORGE WIMPEY PLC                                                                                              50,163
     12,747   GLOBE TRADE CENTRE SA+                                                                                        221,996
      3,187   GROUP FIVE LIMITED                                                                                             25,962
      1,738   GS ENGINEERING & CONSTRUCTION CORPORATION                                                                     231,346
      1,850   HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        113,656
     22,500   HASEKO CORPORATION+                                                                                            69,885
        486   HOCHTIEF AG                                                                                                    56,337
      1,915   HOLCIM LIMITED                                                                                                211,857
      4,536   HOVNANIAN ENTERPRISES INCORPORATED CLASS A+<<                                                                 114,579
      2,730   HYUNDAI DEVELOPMENT COMPANY                                                                                   190,376
      2,352   HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                           181,255
     33,000   IJM CORPORATION BHD                                                                                            79,623
     13,306   IMPREGILO SPA                                                                                                 123,179
    595,700   ITALIAN-THAI DEVELOPMENT PCL                                                                                  104,056
      5,000   JGC CORPORATION                                                                                                94,700
        800   JM AB                                                                                                          29,540
     23,000   KAJIMA CORPORATION                                                                                             93,739
      8,551   KB HOME<<                                                                                                     392,405
      6,000   KINDEN CORPORATION                                                                                             51,816
      1,090   KONINKLIJKE BAM GROEP NV                                                                                       32,398
      1,000   KUMHO INDUSTRIAL COMPANY LIMITED                                                                               45,646
    151,700   LAND & HOUSES PCL                                                                                              30,003
      8,637   LEIGHTON HOLDINGS LIMITED                                                                                     318,257
     13,888   LENNAR CORPORATION CLASS A<<                                                                                  633,987
        826   LENNAR CORPORATION CLASS B                                                                                     35,022
      3,445   MDC HOLDINGS INCORPORATED<<                                                                                   187,201
     43,000   NEW WORLD DEVELOPMENT LIMITED                                                                                 104,851
     18,000   OBAYASHI CORPORATION                                                                                          100,279
      9,000   OKUMURA CORPORATION                                                                                            44,741
        354   PBG SA+                                                                                                        53,523
      2,733   PERSIMMON PLC                                                                                                  73,923
      1,348   POLNORD SA+                                                                                                   147,619
      3,827   PULTE HOMES INCORPORATED                                                                                      104,439
     34,190   PYI CORPORATION LIMITED                                                                                        15,062
      4,328   RYLAND GROUP INCORPORATED<<                                                                                   199,954
     12,000   SEKISUI CHEMICAL COMPANY LIMITED                                                                               89,926
     16,000   SEKISUI HOUSE LIMITED                                                                                         235,596
     16,000   SEMBCORP INDUSTRIES LIMITED                                                                                    57,539
     18,000   SHIMIZU CORPORATION                                                                                           104,273
     26,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                     59,160
    291,300   SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                       44,156
      7,129   STANDARD-PACIFIC CORPORATION<<                                                                                151,990
     11,698   SUEZ SA                                                                                                       672,896
     27,000   TAISEI CORPORATION                                                                                             88,965
      5,563   TAYLOR WOODROW PLC                                                                                             50,395
     11,000   TODA CORPORATION                                                                                               62,818
     14,841   TOLL BROTHERS INCORPORATED+<<                                                                                 435,287
      5,000   TRONOH CONSOLIDATED MALAYSIA BHD                                                                               18,538
      8,065   UNITED CONSTRUCTION GROUP LIMITED                                                                             112,194
     51,000   UNITED FIBER SYSTEM LIMITED                                                                                     8,503
     40,896   URBI DESARROLLOS URBANOS SA DE CV+                                                                            175,130
      4,564   VINCI SA                                                                                                      361,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
      8,220   WCI COMMUNITIES INCORPORATED+<<                                                                       $       172,127
      3,013   WILSON BAYLY HOLMES-OVCON LIMITED                                                                              40,413
      1,144   YIT OYJ                                                                                                        39,868
     27,700   YTL CORPORATION BHD+                                                                                           72,541
        142   ZPH STALPRODUKT SA                                                                                             67,694

                                                                                                                         10,652,054
                                                                                                                    ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.53%
     26,000   ASAHI GLASS COMPANY LIMITED                                                                                   346,311
      4,000   CENTRAL GLASS COMPANY LIMITED                                                                                  23,237
      5,800   DAIKIN INDUSTRIES LIMITED                                                                                     212,079
     15,570   FASTENAL COMPANY<<                                                                                            674,804
     18,911   FLETCHER BUILDING LIMITED                                                                                     180,932
        500   FLS INDUSTRIES AS                                                                                              40,645
     21,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                         99,219
        420   GEBERIT AG                                                                                                     73,383
      1,859   GRAFTON GROUP PLC                                                                                              29,491
     38,459   HOME DEPOT INCORPORATED                                                                                     1,494,901
    539,400   HOME PRODUCT CENTER PCL                                                                                        79,427
      2,000   KEIYO COMPANY LIMITED                                                                                          13,246
     27,398   KINGFISHER PLC                                                                                                134,679
      1,140   KINGSPAN GROUP PLC                                                                                             33,900
      2,600   KOMERI COMPANY LIMITED                                                                                         69,433
     39,394   LOWE'S COMPANIES INCORPORATED                                                                               1,292,911
      8,000   MATSUSHITA ELECTRIC WORKS LIMITED                                                                             100,181
     13,000   NIPPON SHEET GLASS COMPANY LIMITED                                                                             61,101
      1,435   REECE AUSTRALIA LIMITED                                                                                        33,509
      3,600   RINNAI CORPORATION                                                                                            115,366
     17,217   SANDVIK AB                                                                                                    320,359
     17,217   SANDVIK AB REDEMPTION SHARES+                                                                                   7,440
      5,000   SANWA SHUTTER CORPORATION                                                                                      29,252
        147   SCHINDLER HOLDING AG                                                                                            9,644
      3,332   SCHNEIDER ELECTRIC SA                                                                                         481,021
     89,000   TECHTRONIC INDUSTRIES COMPANY                                                                                 125,377
        748   WIENERBERGER AG                                                                                                56,463

                                                                                                                          6,138,311
                                                                                                                    ---------------
BUSINESS SERVICES - 5.87%
     41,428   3COM CORPORATION+                                                                                             193,883
      1,181   ADECCO SA                                                                                                      86,155
      6,037   ADMINISTAFF INCORPORATED                                                                                      220,109
     15,144   ADOBE SYSTEMS INCORPORATED+                                                                                   667,548
      4,793   ADVENT SOFTWARE INCORPORATED+<<                                                                               172,788
      9,353   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                            545,748
     15,655   AGILE SOFTWARE CORPORATION+                                                                                   125,553
     16,224   AKAMAI TECHNOLOGIES INCORPORATED+                                                                             717,263
      6,719   ALLIANCE DATA SYSTEMS CORPORATION+                                                                            523,544
      8,319   ANSYS INCORPORATED+                                                                                           467,195
     16,620   AQUANTIVE INCORPORATED+<<                                                                                   1,060,190
      7,031   ARBITRON INCORPORATED                                                                                         368,143
     21,695   ARIBA INCORPORATED+<<                                                                                         201,980
      1,198   ASSECO POLAND SA                                                                                               38,173
        655   ATOS ORIGIN SA+                                                                                                40,321
      3,332   AUSTRALIAN STOCK EXCHANGE LIMITED                                                                             134,090
     23,425   AUTODESK INCORPORATED+                                                                                      1,064,666
     14,229   AUTOMATIC DATA PROCESSING INCORPORATED                                                                        707,181
      1,660   AUTONOMY CORPORATION PLC+                                                                                      25,409
     30,530   AVIS BUDGET GROUP INCORPORATED+                                                                               923,533
      1,203   BAIDU.COM INCORPORATED ADR+<<                                                                                 169,178

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
      2,762   BANCA CR FIRENZE+                                                                                     $        24,528
     43,040   BEA SYSTEMS INCORPORATED+<<                                                                                   553,064
     36,566   BISYS GROUP INCORPORATED+                                                                                     429,651
     20,700   BMC SOFTWARE INCORPORATED+                                                                                    685,998
        223   BOLSAS Y MARCADOS ESPANOLES                                                                                    13,491
     23,667   BORLAND SOFTWARE CORPORATION+<<                                                                               141,055
     32,328   BRAMBLES LIMITED+                                                                                             342,913
      7,343   CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                    378,532
     30,603   CADENCE DESIGN SYSTEMS INCORPORATED+<<                                                                        694,994
      6,267   CERNER CORPORATION+<<                                                                                         356,028
      3,000   CGI GROUP INCORPORATED                                                                                         32,395
     19,585   CHECK POINT SOFTWARE TECHNOLOGIES+                                                                            457,506
      6,847   CHECKFREE CORPORATION+<<                                                                                      268,745
        168   CHEIL COMMUNICATIONS INCORPORATED                                                                              47,894
    116,000   CHINA UNICOM LIMITED                                                                                          171,435
      7,762   CHOICEPOINT INCORPORATED+                                                                                     340,441
     16,570   CIBER INCORPORATED+                                                                                           147,639
     19,700   CITRIX SYSTEMS INCORPORATED+                                                                                  662,117
      8,846   COGNEX CORPORATION                                                                                            208,146
     14,366   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         1,128,593
        400   COGNOS INCORPORATED+                                                                                           15,946
     19,366   COMPUTER SCIENCES CORPORATION+                                                                              1,072,876
      9,699   COMPUTERSHARE LIMITED                                                                                          90,271
     40,983   COMPUWARE CORPORATION+                                                                                        465,567
     15,177   CONVERGYS CORPORATION+                                                                                        390,656
     14,340   CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                       398,652
      1,400   CSK HOLDINGS CORPORATION                                                                                       50,386
     38,000   DALIAN PORT PDA COMPANY LIMITED+                                                                               25,647
      4,243   DATATEC LIMITED+                                                                                               24,135
      2,629   DCC PLC                                                                                                        90,913
     15,123   DELUXE CORPORATION                                                                                            660,421
         17   DENA COMPANY LIMITED                                                                                           55,316
         40   DENTSU INCORPORATED                                                                                           110,107
      9,496   DIGITAL RIVER INCORPORATED+                                                                                   488,284
      5,345   DST SYSTEMS INCORPORATED+<<                                                                                   447,537
     31,988   EARTHLINK INCORPORATED+<<                                                                                     264,861
     26,908   EBAY INCORPORATED+                                                                                            876,124
      7,632   ELECTRONIC ARTS INCORPORATED+                                                                                 372,976
     16,827   ELECTRONICS FOR IMAGING+                                                                                      479,738
     10,305   EXPERIAN GROUP LIMITED                                                                                        128,246
      9,749   F5 NETWORKS INCORPORATED+                                                                                     792,204
      4,189   FACTSET RESEARCH SYSTEMS INCORPORATED                                                                         267,384
     28,874   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                         1,556,886
     19,416   FIRST DATA CORPORATION                                                                                        634,903
     17,814   FISERV INCORPORATED+                                                                                        1,055,480
      5,914   FOCUS MEDIA HOLDING LIMITED+<<                                                                                261,576
      3,195   FORRESTER RESEARCH INCORPORATED+                                                                               86,648
     21,000   GALLANT VENTURE LIMITED+                                                                                       17,301
      1,693   GARDA WORLD SECURITY CORPORATION CLASS A+                                                                      37,671
      2,863   GEMALTO NV+                                                                                                    70,531
      4,410   GETTY IMAGES INCORPORATED+<<                                                                                  220,721
      8,066   GLOBAL PAYMENTS INCORPORATED                                                                                  322,963
      6,000   GOOGLE INCORPORATED CLASS A+                                                                                2,986,500
     19,000   GREATEK ELECTRONIC INCORPORATED                                                                                31,745
        758   GROUPE BRUXELLES LAMBERT SA                                                                                    96,077
     50,000   GUANGDONG INVESTMENT LIMITED                                                                                   29,071
     24,858   HENRY JACK AND ASSOCIATES INCORPORATED                                                                        657,494
     30,500   HONG KONG EXCHANGES & CLEARING LIMITED                                                                        340,410
     20,443   INFORMATICA CORPORATION+<<                                                                                    311,960
      7,453   INFOSPACE INCORPORATED+<<                                                                                     182,449
     51,783   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                                608,450
     11,601   INTERWOVEN INCORPORATED+                                                                                      173,783
     32,342   INTUIT INCORPORATED+                                                                                          986,431

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
     18,191   IRON MOUNTAIN INCORPORATED+                                                                           $       500,071
      8,566   JDA SOFTWARE GROUP INCORPORATED+                                                                              155,816
     14,584   JUNIPER NETWORKS INCORPORATED+                                                                                355,995
        560   JYSKE BANK+                                                                                                    42,892
         12   KABU.COM SECURITIES COMPANY LIMITED                                                                            17,354
     14,664   KEANE INCORPORATED+<<                                                                                         208,082
          4   KENEDIX INCORPORATED                                                                                           17,190
     23,000   KEPPEL CORPORATION LIMITED                                                                                    163,920
        898   KONE OYJ                                                                                                       53,757
      7,674   KRONOS INCORPORATED+                                                                                          420,458
      2,000   KYOWA EXEO CORPORATION                                                                                         22,399
      7,467   LAMAR ADVERTISING COMPANY+                                                                                    489,089
      1,880   LG DACOM CORPORATION                                                                                           45,592
     15,304   LOGICACMG PLC                                                                                                  50,304
     20,593   MAN GROUP PLC                                                                                                 239,970
      8,600   MANPOWER INCORPORATED                                                                                         791,200
     34,000   MARUBENI CORPORATION                                                                                          237,749
      6,617   MASTERCARD INCORPORATED CLASS A<<                                                                             989,572
     25,020   MENTOR GRAPHICS CORPORATION+<<                                                                                356,785
      3,363   MICHAEL PAGE INTERNATIONAL PLC                                                                                 37,990
    228,371   MICROSOFT CORPORATION                                                                                       7,004,139
     35,100   MITSUBISHI CORPORATION                                                                                        855,148
        136   MONEX BEANS HOLDINGS INCORPORATED                                                                             119,573
     12,541   MONSTER WORLDWIDE INCORPORATED+                                                                               592,061
      9,400   NAVTEQ CORPORATION+                                                                                           402,602
     18,055   NCR CORPORATION+                                                                                              969,012
      6,800   NETEASE.COM INCORPORATED ADR+<<                                                                               123,012
     13,943   NETFLIX INCORPORATED+<<                                                                                       305,631
     38,073   NOVELL INCORPORATED+                                                                                          297,731
     32,360   NWS HOLDINGS LIMITED                                                                                           89,515
      1,778   OMX AB                                                                                                         57,430
    103,315   ORACLE CORPORATION+                                                                                         2,002,245
      8,700   PACKETEER INCORPORATED+                                                                                        89,262
     33,588   PARAMETRIC TECHNOLOGY CORPORATION+                                                                            627,424
     25,349   PEROT SYSTEMS CORPORATION CLASS A+                                                                            432,961
        863   PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                           58,312
      9,171   PROGRESS SOFTWARE CORPORATION+                                                                                301,359
        499   PROKOM SOFTWARE SA                                                                                             27,058
     24,488   PSION PLC                                                                                                      69,340
      6,622   RADISYS CORPORATION+                                                                                           89,529
     18,609   RED HAT INCORPORATED+<<                                                                                       457,037
     20,466   RENT-A-CENTER INCORPORATED+                                                                                   554,629
      1,169   REUTERS GROUP PLC                                                                                              86,693
     16,940   ROBERT HALF INTERNATIONAL INCORPORATED                                                                        595,272
     14,509   S1 CORPORATION+                                                                                               118,974
        930   S1 CORPORATION (KOREA)                                                                                         40,997
      9,156   SALESFORCE.COM INCORPORATED+<<                                                                                432,621
      8,577   SAP AG                                                                                                        410,506
      3,200   SECURITAS AB                                                                                                   47,634
      4,457   SEEK LIMITED                                                                                                   26,683
         57   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                                74,228
     19,000   SINGAPORE EXCHANGE LIMITED                                                                                     92,553
      1,700   SOHGO SECURITY SERVICES COMPANY LIMITED                                                                        31,500
     19,534   SONICWALL INCORPORATED+                                                                                       161,351
     15,260   SOTHEBY'S HOLDINGS INCORPORATED                                                                               724,392
     17,218   SPHERION CORPORATION+                                                                                         169,597
      1,100   SQUARE ENIX COMPANY LIMITED                                                                                    28,743
      9,339   SRA INTERNATIONAL INCORPORATED CLASS A+                                                                       237,117
      1,230   SUBMARINO SA+                                                                                                  52,241
      1,000   SUMITOMO WAREHOUSE COMPANY LIMITED                                                                              7,280
     68,676   SUN MICROSYSTEMS INCORPORATED+                                                                                350,248
     17,000   SWIRE PACIFIC LIMITED                                                                                         191,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
BUSINESS SERVICES (continued)
     26,858   SYBASE INCORPORATED+<<                                                                                $       646,203
     23,868   SYMANTEC CORPORATION+                                                                                         477,121
     15,920   SYNOPSYS INCORPORATED+                                                                                        422,198
      7,993   TELETECH HOLDINGS INCORPORATED+                                                                               281,194
     10,621   THE BRINK'S COMPANY                                                                                           700,243
     15,500   THQ INCORPORATED+<<                                                                                           528,550
     66,329   TIBCO SOFTWARE INCORPORATED+                                                                                  598,288
        600   TOKYU LIVABLE INCORPORATED                                                                                     14,569
      8,673   TOMKINS PLC                                                                                                    46,240
      6,300   TOYOTA TSUSHO CORPORATION                                                                                     155,300
      8,299   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                                  282,581
     29,000   TRAVELSKY TECHNOLOGY LIMITED CLASS H                                                                           23,583
      1,055   TRAVIS PERKINS PLC                                                                                             43,264
     38,502   UNISYS CORPORATION+                                                                                           320,337
     18,371   UNITED ONLINE INCORPORATED                                                                                    313,409
     21,088   UNITED RENTALS INCORPORATED+<<                                                                                707,502
      7,186   UNIVERSAL COMPRESSION HOLDINGS INCORPORATED+                                                                  533,992
     23,109   VALUECLICK INCORPORATED+                                                                                      724,005
      5,816   VIAD CORPORATION                                                                                              258,056
      8,877   VIGNETTE CORPORATION+                                                                                         165,201
     10,773   WEBSENSE INCORPORATED+<<                                                                                      242,393
     26,000   WHARF HOLDINGS LIMITED                                                                                        105,053
     22,876   WIND RIVER SYSTEMS INCORPORATED+<<                                                                            242,714
     11,890   WPP GROUP PLC                                                                                                 175,871
      1,043   WS ATKINS PLC                                                                                                  23,152
        313   YAHOO! JAPAN CORPORATION                                                                                      107,248
     32,950   YAHOO! INCORPORATED+<<                                                                                        945,665

                                                                                                                         67,460,239
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 6.67%
     40,094   ABBOTT LABORATORIES                                                                                         2,259,297
      2,691   ABRAXIS BIOSCIENCE INCORPORATED+<<                                                                             66,252
        219   ACTELION LIMITED+                                                                                              47,875
      7,149   ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                                327,424
      2,300   ADEKA CORPORATION                                                                                              24,758
      1,300   AGRIUM INCORPORATED                                                                                            50,136
      1,163   AIR LIQUIDE                                                                                                   276,122
      3,640   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                         283,884
      3,000   AIR WATER INCORPORATED                                                                                         30,247
      2,593   AKZO NOBEL NV                                                                                                 211,609
     18,023   ALBEMARLE CORPORATION                                                                                         732,455
      8,197   ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                       398,128
     24,256   ALKERMES INCORPORATED+                                                                                        389,551
     30,147   AMGEN INCORPORATED+                                                                                         1,698,181
        160   AMOREPACIFIC CORPORATION+                                                                                     134,512
      3,400   ARISAWA MANUFACTURING COMPANY LIMITED                                                                          29,865
    116,600   AROMATICS (THAILAND) PCL                                                                                      135,517
     31,000   ASAHI KASEI CORPORATION                                                                                       198,940
     13,800   ASTELLAS PHARMA INCORPORATED                                                                                  611,191
     15,429   ASTRAZENECA PLC                                                                                               820,607
     11,765   BARR PHARMACEUTICALS INCORPORATED+                                                                            627,310
      5,060   BASF AG                                                                                                       626,653
     20,600   BATU KAWAN BHD                                                                                                 54,857
      8,707   BIOGEN IDEC INCORPORATED+                                                                                     454,680
     21,956   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                       391,695
      1,400   BIOVAIL CORPORATION                                                                                            34,031
      6,572   BRASKEM SA+                                                                                                    55,696
     38,125   BRISTOL-MYERS SQUIBB COMPANY                                                                                1,155,569
      6,495   CABOT CORPORATION                                                                                             313,773
      8,110   CAMBREX CORPORATION                                                                                           100,807
      3,906   CARDIOME PHARMA CORPORATION+                                                                                   38,709
     15,283   CELANESE CORPORATION CLASS A                                                                                  556,148

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     26,985   CHEMTURA CORPORATION                                                                                  $       293,867
     72,000   CHINA BLUECHEMICAL LIMITED+                                                                                    35,869
    352,000   CHINA PHARMACEUTICAL GROUP LIMITED+                                                                           135,238
        566   CHRISTIAN DIOR SA                                                                                              74,094
      8,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                         167,436
     15,275   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                                        763,903
        697   CIBA SPECIALTY CHEMICALS AG                                                                                    44,957
        842   CIECH SA                                                                                                       42,534
        997   CLARIANT AG                                                                                                    17,013
      3,600   CLOROX COMPANY                                                                                                241,704
     13,374   COLGATE-PALMOLIVE COMPANY                                                                                     895,523
      1,700   COPESUL COMPANHIA PETROQUIMICA DO SUL                                                                          31,770
      4,056   CSL LIMITED                                                                                                   299,517
     12,829   CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                        294,426
      9,165   CYTEC INDUSTRIES INCORPORATED                                                                                 544,859
      8,741   DADE BEHRING HOLDINGS INCORPORATED                                                                            470,790
      8,000   DAICEL CHEMICAL INDUSTRIES LIMITED                                                                             51,734
     14,700   DAIICHI SANKYO COMPANY LIMITED                                                                                403,435
     15,000   DAINIPPON INK & CHEMICALS INCORPORATED                                                                         54,971
      6,000   DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                      62,712
        619   DC CHEMICAL COMPANY LIMITED                                                                                    88,400
     10,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                            45,357
        180   DONG-A PHARMACEUTICAL COMPANY LIMITED                                                                          15,249
     18,244   DOW CHEMICAL COMPANY                                                                                          827,913
      1,801   DSM NV                                                                                                         89,470
      8,996   EASTMAN CHEMICAL COMPANY                                                                                      595,175
     18,438   ECOLAB INCORPORATED                                                                                           795,600
     17,391   EI DU PONT DE NEMOURS & COMPANY                                                                               909,897
      6,600   EISAI COMPANY LIMITED                                                                                         306,952
      4,143   ELAN CORPORATION PLC+                                                                                          80,386
     18,200   ELI LILLY & COMPANY                                                                                         1,066,884
     23,000   ETERNAL CHEMICAL COMPANY LIMITED                                                                               36,896
        150   FAES FARMA SA                                                                                                   3,455
     11,990   FERRO CORPORATION                                                                                             285,002
      8,548   FMC CORPORATION                                                                                               715,126
      7,874   FOREST LABORATORIES INCORPORATED+                                                                             399,291
     83,000   FORMOSA CHEMICALS & FIBRE CORPORATION                                                                         170,329
     93,000   FORMOSA PLASTICS CORPORATION                                                                                  190,569
     12,003   GENENTECH INCORPORATED+                                                                                       957,479
      6,753   GENZYME CORPORATION+                                                                                          435,704
     10,371   GEORGIA GULF CORPORATION<<                                                                                    179,003
     11,801   GILEAD SCIENCES INCORPORATED+                                                                                 976,769
         65   GIVAUDAN SA                                                                                                    61,826
     55,091   GLAXOSMITHKLINE PLC                                                                                         1,429,037
      5,572   H LUNDBECK AS                                                                                                 139,154
        279   HANMI PHARM COMPANY LIMITED                                                                                    44,806
      2,540   HANWHA CHEM CORPORATION                                                                                        53,384
     19,218   HB FULLER COMPANY                                                                                             523,691
        370   HENKEL KGAA                                                                                                    52,300
        569   HENKEL KGAA PREFERRED                                                                                          88,536
      3,500   HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                                  98,357
      2,200   HITACHI CHEMICAL COMPANY LIMITED                                                                               45,193
        569   HONAM PETROCHEMICAL CORPORATION                                                                                61,635
      9,176   HUNTSMAN CORPORATION                                                                                          183,520
      7,359   IDEXX LABORATORIES INCORPORATED+                                                                              649,726
     16,263   IMMUCOR INCORPORATED+<<                                                                                       513,586
     10,759   IMPERIAL CHEMICAL INDUSTRIES PLC                                                                              115,575
      6,356   INTERMUNE INCORPORATED+<<                                                                                     169,006
      9,115   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                               467,873
      4,679   INVITROGEN CORPORATION+                                                                                       338,947
    363,121   IRPC PCL                                                                                                       63,429
      2,210   JOHNSON MATTHEY PLC                                                                                            71,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      4,200   JSR CORPORATION                                                                                       $        94,733
        373   K+S AG                                                                                                         53,552
    368,000   KALBE FARMA TBK PT                                                                                             51,696
      7,000   KANEKA CORPORATION                                                                                             60,452
      6,000   KANSAI PAINT COMPANY LIMITED                                                                                   49,400
     11,000   KAO CORPORATION                                                                                               304,601
        267   KCC CORPORATION                                                                                               123,313
     26,688   KING PHARMACEUTICALS INCORPORATED+<<                                                                          566,853
     36,500   KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                          164,306
        700   KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                       24,100
     16,000   KYOWA HAKKO KOGYO COMPANY LIMITED                                                                             160,263
        854   LANXESS                                                                                                        48,423
        431   LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                     67,126
      1,120   LG PETROCHEMICAL COMPANY LIMITED                                                                               49,614
      1,100   LINTEC CORPORATION                                                                                             22,506
      6,000   LION CORPORATION                                                                                               32,391
        477   LONZA GROUP AG                                                                                                 47,163
     20,762   LUBRIZOL CORPORATION                                                                                        1,364,479
     24,721   LYONDELL CHEMICAL COMPANY                                                                                     918,880
      8,017   MARTEK BIOSCIENCES CORPORATION+<<                                                                             167,796
     30,066   MEDAREX INCORPORATED+<<                                                                                       480,755
     11,746   MEDICINES COMPANY+                                                                                            229,164
     13,256   MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                                  437,448
     24,290   MEDIMMUNE INCORPORATED+                                                                                     1,405,905
     41,513   MERCK & COMPANY INCORPORATED                                                                                2,177,357
        619   MERCK KGAA                                                                                                     81,466
     18,872   MGI PHARMA INCORPORATED+                                                                                      403,483
     34,862   MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                      378,950
      4,525   MINERALS TECHNOLOGIES INCORPORATED                                                                            287,835
      1,900   MIRACA HOLDINGS INCORPORATED                                                                                   35,830
     30,500   MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                      266,906
      9,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                                   75,136
     15,000   MITSUI CHEMICALS LIMITED                                                                                      108,340
     14,008   MONSANTO COMPANY                                                                                              862,893
        300   MURAMOTO ELECTRON THAILAND PCL                                                                                  1,767
     27,023   MYLAN LABORATORIES INCORPORATED+                                                                              534,245
     18,369   NABI BIOPHARMACEUTICALS+                                                                                       94,417
    126,000   NAN YA PLASTICS CORPORATION                                                                                   244,079
     14,309   NBTY INCORPORATED+<<                                                                                          751,652
      8,130   NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                         94,471
      1,000   NIHON PARKERIZING COMPANY LIMITED                                                                              16,475
      4,000   NIPPON KAYAKU COMPANY LIMITED                                                                                  30,731
      5,000   NIPPON PAINT COMPANY LIMITED                                                                                   26,623
      7,000   NIPPON SANSO CORPORATION                                                                                       57,116
      4,000   NIPPON SHOKUBAI COMPANY LIMITED                                                                                35,596
      4,000   NISSAN CHEMICAL INDUSTRIES LIMITED                                                                             43,385
      3,200   NITTO DENKO CORPORATION                                                                                       159,080
        800   NOVA CHEMICALS CORPORATION                                                                                     28,519
     25,107   NOVARTIS AG                                                                                                 1,411,346
      4,847   NOVEN PHARMACEUTICALS INCORPORATED+                                                                           113,662
      1,845   NOVO NORDISK AS CLASS B                                                                                       194,305
      2,637   NUFARM LIMITED                                                                                                 30,810
     19,881   OLIN CORPORATION                                                                                              402,391
      8,912   OM GROUP INCORPORATED+<<                                                                                      557,089
      1,612   OMEGA PHARMA SA                                                                                               129,946
      5,823   OMNIA HOLDINGS LIMITED                                                                                         61,951
      4,300   ONO PHARMACEUTICAL COMPANY LIMITED                                                                            246,623
     10,332   ONYX PHARMACEUTICALS INCORPORATED+<<                                                                          309,133
      5,520   OSI PHARMACEUTICALS INCORPORATED+                                                                             208,435
        308   PACIFIC CORPORATION                                                                                            56,435
      8,698   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                    254,938
      6,502   PAREXEL INTERNATIONAL CORPORATION+<<                                                                          261,510
     11,594   PDL BIOPHARMA INCORPORATED+                                                                                   318,951

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     22,756   PERRIGO COMPANY                                                                                       $       445,107
    135,148   PFIZER INCORPORATED                                                                                         3,715,219
      2,928   PPG INDUSTRIES INCORPORATED                                                                                   223,084
      8,502   PRAXAIR INCORPORATED                                                                                          578,901
     82,420   PROCTER & GAMBLE COMPANY                                                                                    5,237,791
    750,000   PT TEMPO SCAN PACIFIC TBK                                                                                      73,071
     59,400   PTT CHEMICAL PCL                                                                                              157,783
      5,885   RECKITT BENCKISER PLC                                                                                         319,992
      6,569   RECORDATI SPA                                                                                                  55,376
     12,148   RHODIA SA                                                                                                      50,672
      3,274   RICHTER GEDEON PLC                                                                                            668,061
         44   RIETER HOLDING AG                                                                                              24,303
     15,653   ROHM & HAAS COMPANY                                                                                           829,766
      2,000   ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                           19,770
     35,980   RPM INTERNATIONAL INCORPORATED                                                                                817,466
        910   SAMSUNG FINE CHEMICALS COMPANY LIMITED                                                                         34,476
     17,805   SANOFI-AVENTIS SA ADR                                                                                         856,420
      1,531   SANOFI-AVENTIS SA                                                                                             147,622
      3,200   SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                          80,723
     38,079   SCHERING-PLOUGH CORPORATION                                                                                 1,246,706
     14,090   SENSIENT TECHNOLOGIES CORPORATION                                                                             366,904
     11,018   SEPRACOR INCORPORATED+                                                                                        536,577
     10,100   SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                            677,206
      7,000   SHIONOGI & COMPANY LIMITED                                                                                    120,214
      5,318   SHIRE PLC                                                                                                     124,994
        668   SHISEIDO COMPANY LIMITED                                                                                       14,340
     24,000   SHOWA DENKO KK                                                                                                 86,179
     42,051   SIGMA PHARMACEUTICALS LIMITED                                                                                  79,042
     11,444   SIGMA-ALDRICH CORPORATION                                                                                     495,296
     12,000   SINOCHEM HONG KONG HOLDING LIMITED                                                                              7,745
    116,000   SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                                                                 76,507
      8,130   SMITH & NEPHEW PLC                                                                                             99,810
      4,995   SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                                  82,300
        569   SOLVAY SA                                                                                                      90,841
        589   STADA ARZNEIMITTEL AG                                                                                          38,049
      4,000   SUMITOMO BAKELITE COMPANY LIMITED                                                                              28,168
     37,000   SUMITOMO CHEMICAL COMPANY LIMITED                                                                             245,045
        700   SUNKYONG INDUSTRIES                                                                                            52,813
        935   SYNGENTA AG                                                                                                   176,038
         37   TAE KWANG INDUSTRIAL                                                                                           37,048
     35,000   TAIWAN FERTILIZER COMPANY LIMITED                                                                              65,575
     18,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                       1,235,234
      7,000   TANABE SEIYAKU COMPANY LIMITED                                                                                 90,247
     16,176   THE MOSAIC COMPANY+                                                                                           568,263
     72,700   TITAN CHEMICALS CORPORATION                                                                                    32,516
      4,000   TOKAI CARBON COMPANY LIMITED                                                                                   34,938
      5,000   TOKUYAMA CORPORATION                                                                                           64,339
      1,000   TOKYO OHKA KOKYO                                                                                               21,159
     22,000   TOSOH CORPORATION                                                                                             112,621
      1,000   TSUMURA & COMPANY                                                                                              18,159
     20,000   UBE INDUSTRIES LIMITED JAPAN                                                                                   60,970
      2,614   UCB SA                                                                                                        152,825
      1,500   ULTRAPAR PARTICIPANTS                                                                                          45,914
     21,500   UNILEVER INDONESIA TBK PT                                                                                      15,345
      5,485   UNITED THERAPEUTICS CORPORATION+<<                                                                            361,955
     25,625   USEC INCORPORATED+                                                                                            591,938
     28,731   VALSPAR CORPORATION                                                                                           830,039
     12,691   VERTEX PHARMACEUTICALS INCORPORATED+                                                                          378,953
        167   WACKER CHEMIE AG                                                                                               33,958
     25,191   WYETH                                                                                                       1,457,047
        318   YUHAN CORPORATION                                                                                              57,753
      9,763   ZENTIVA NV                                                                                                    669,373

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      5,000   ZEON CORPORATION                                                                                      $        49,918

                                                                                                                         76,649,733
                                                                                                                    ---------------
COAL MINING - 0.62%
     10,235   ANGLO AMERICAN PLC                                                                                            615,900
     10,621   ANGLO AMERICAN PLC ADR                                                                                        322,029
     14,626   ARCH COAL INCORPORATED                                                                                        590,598
     24,224   BHP BILLITON PLC                                                                                              589,987
  1,374,000   BUMI RESOURCES TBK PT+                                                                                        272,403
     65,000   CHINA COAL ENERGY COMPANY+                                                                                     83,909
    243,500   CHINA SHENHUA ENERGY COMPANY LIMITED                                                                          714,117
     18,599   CONSOL ENERGY INCORPORATED                                                                                    903,725
        621   CUDECO LIMITED+                                                                                                 1,877
     10,729   FOUNDATION COAL HOLDINGS INCORPORATED                                                                         474,222
      7,900   INNER MONGOLIA YITAI COAL COMPANY LIMITED                                                                      37,960
     35,533   INTERNATIONAL COAL GROUP INCORPORATED+                                                                        226,345
      3,755   KUMBA IRON ORE LIMITED+                                                                                       101,786
      2,078   LIONORE MINING INTERNATIONAL LIMITED+                                                                          55,836
      7,900   MASSEY ENERGY COMPANY<<                                                                                       228,942
      6,099   MINERAL DEPOSIT LIMITED+                                                                                        6,818
      6,855   PEABODY ENERGY CORPORATION<<                                                                                  370,444
      4,468   PENN VIRGINIA CORPORATION                                                                                     356,546
    287,000   PT ASTRA INTERNATIONAL INCORPORATED                                                                           533,228
     14,802   SASOL LIMITED                                                                                                 534,410
     74,000   YANZHOU COAL MINING COMPANY LIMITED                                                                            95,338

                                                                                                                          7,116,420
                                                                                                                    ---------------
COMMERCIAL SERVICES - 0.00%
      2,100   PARK24 COMPANY LIMITED                                                                                         23,813
                                                                                                                    ---------------
COMMUNICATIONS - 4.47%
    188,900   ADVANCED INFORMATION SERVICE PCL                                                                              490,862
      2,110   AGORA SA                                                                                                       34,436
     26,523   ALCATEL SA                                                                                                    369,371
      7,079   ALLTEL CORPORATION                                                                                            485,053
    624,898   AMERICA MOVIL SA DE CV+                                                                                     1,885,255
     13,300   AMERICA MOVIL SA DE CV CLASS A                                                                                 40,682
     10,984   AMERICAN TOWER CORPORATION CLASS A+<<                                                                         474,289
      8,095   ANIXTER INTERNATIONAL INCORPORATED+<<                                                                         597,897
      5,483   APN NEWS & MEDIA LIMITED                                                                                       28,058
        800   ASATSU-DK INCORPORATED                                                                                         26,294
     87,800   ASTRO ALL ASIA NETWORKS PLC+                                                                                  119,357
    119,601   AT&T INCORPORATED                                                                                           4,944,305
     49,873   AVAYA INCORPORATED+                                                                                           797,968
      7,800   BCE INCORPORATED                                                                                              287,833
      1,291   BELGACOM SA                                                                                                    58,732
     10,298   BRITISH SKY BROADCASTING PLC                                                                                  134,582
     87,180   BT GROUP PLC                                                                                                  568,806
     23,584   CABLE & WIRELESS PLC                                                                                           92,044
     22,740   CABLEVISION SYSTEMS CORPORATION+<<                                                                            822,961
    127,500   CARSO GLOBAL TELECOM SA DE CV+                                                                                752,689
     11,996   CENTURYTEL INCORPORATED                                                                                       592,842
    521,764   CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                          117,604
     85,874   CHARTER COMMUNICATIONS INCORPORATED+<<                                                                        344,355
     92,000   CHINA MOBILE LIMITED                                                                                          860,094
     39,000   CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                               99,392
  1,068,000   CHINA TELECOM CORPORATION LIMITED                                                                             574,455
     88,000   CHUNGHWA TELECOM COMPANY LIMITED                                                                              165,141
     23,072   CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                                  54,871
     74,556   CINCINNATI BELL INCORPORATED+                                                                                 434,661

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
COMMUNICATIONS (continued)
        350   CITIC 1616 HOLDINGS LIMITED+                                                                          $           140
      8,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                     307,200
     48,709   COMCAST CORPORATION CLASS A+<<                                                                              1,335,114
     10,000   COMPAL COMMUNICATIONS INCORPORATED                                                                             28,633
        310   COSMOTE MOBILE COMMUNICATIONS SA                                                                                9,969
     10,312   COX RADIO INCORPORATED CLASS A+                                                                               151,380
     23,206   CROWN CASTLE INTERNATIONAL CORPORATION+                                                                       854,445
      3,683   CTC MEDIA INCORPORATED+                                                                                        94,174
      8,098   CUMULUS MEDIA INCORPORATED+<<                                                                                  75,959
     12,000   CYBERTAN TECHNOLOGY INCORPORATED                                                                               28,440
     44,000   D-LINK CORPORATION                                                                                             92,159
      3,066   DAILY MAIL & GENERAL TRUST                                                                                     51,149
     30,991   DEUTSCHE TELEKOM AG                                                                                           574,626
     35,600   DIGI.COM BHD                                                                                                  217,884
     15,382   DIRECTV GROUP INCORPORATED+                                                                                   359,324
     20,854   ECHOSTAR COMMUNICATIONS CORPORATION+                                                                          960,535
        650   ELISA CORPORATION                                                                                              18,769
     16,772   EMBARQ CORPORATION                                                                                          1,077,769
      4,272   EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                      71,850
      1,800   ENIRO AB                                                                                                       23,217
      9,086   ENTERCOM COMMUNICATIONS CORPORATION                                                                           241,688
      5,855   EQUINIX INCORPORATED+<<                                                                                       511,610
     32,408   EXTREME NETWORKS+                                                                                             121,530
     73,000   FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                                 86,614
      6,766   FRANCE TELECOM SA                                                                                             207,844
     11,057   FRANCE TELECOM SA ADR                                                                                         339,671
      9,120   GLOBE TELECOM INCORPORATED                                                                                    268,003
     85,102   GRUPO TELEVISA SA                                                                                             489,716
      2,880   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                    91,842
      9,139   HUSQVARNA AB B SHARES+                                                                                        138,682
      4,882   INDEPENDENT NEWS & MEDIA PLC                                                                                   24,831
      1,982   INMARSAT PLC                                                                                                   15,944
     32,210   ITV PLC                                                                                                        74,814
     11,942   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                      398,027
     20,133   JOHN FAIRFAX HOLDINGS LIMITED                                                                                  81,188
         46   JUPITER TELECOMMUNICATIONS COMPANY LIMITED+                                                                    38,176
         81   KDDI CORPORATION                                                                                              692,194
     19,114   KINGSTON ( HULL ) COMMUNICATIONS PLC                                                                           27,913
      2,499   KT CORPORATION                                                                                                119,321
      3,740   KT FREETEL COMPANY LIMITED                                                                                    112,869
      1,265   LAGARDERE SCA                                                                                                 105,634
     14,600   LEADER UNIVERSAL HOLDINGS BHD+                                                                                  2,943
      4,974   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                     425,078
      1,400   LIBERTY GLOBAL INCORPORATED+                                                                                   50,050
      3,459   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                           390,521
     16,212   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                       392,817
     14,029   LIVE NATION INCORPORATED+<<                                                                                   314,250
     99,696   MAGYAR TELEKOM PLC                                                                                            499,596
        200   MANITOBA TELECOM SERVICES INCORPORATED                                                                          9,172
     76,900   MAXIS COMMUNICATIONS BHD                                                                                      346,203
      5,576   MEDIASET SPA                                                                                                   59,797
     68,400   MOBILONE LIMITED+                                                                                             101,075
        580   MOBISTAR SA                                                                                                    50,532
     46,480   MTN GROUP LIMITED                                                                                             638,447
      7,474   NEUSTAR INCORPORATED CLASS A+<<                                                                               217,194
     14,797   NII HOLDINGS INCORPORATED+                                                                                  1,205,512
        110   NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                      517,913
        517   NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                                   12,196
      3,740   NORTEL NETWORKS CORPORATION+                                                                                   97,136
         73   NTT DOCOMO INCORPORATED                                                                                       124,166
     30,114   NTT DOCOMO INCORPORATED ADR                                                                                   514,046
    325,200   PAXYS INCORPORATED+                                                                                           182,697

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
COMMUNICATIONS (continued)
    110,000   PCCW LIMITED                                                                                          $        69,310
     26,010   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY+                                                                 1,435,945
      7,954   PORTUGAL TELECOM SGPS SA                                                                                      110,771
        786   PROSIEBENSAT.1 MEDIA AG                                                                                        29,190
    338,000   PT INDONESIAN SATELLITE CORPORATION TBK                                                                       258,468
      1,314   PUBLICIS GROUPE                                                                                                59,583
     22,144   RADIO ONE INCORPORATED CLASS D+                                                                               166,301
        139   RAKUTEN INCORPORATED                                                                                           47,342
      6,329   REED ELSEVIER NV                                                                                              126,037
     18,307   RENTOKIL INITIAL PLC                                                                                           62,259
      5,467   REUTERS GROUP PLC                                                                                              67,983
      4,700   ROGERS COMMUNICATIONS INCORPORATED                                                                            194,881
     18,305   ROYAL KPN NV                                                                                                  310,588
        543   RTL GROUP                                                                                                      64,296
    379,400   SAMART CORPORATION PCL                                                                                         91,468
      5,001   SAVVIS INCORPORATED+<<                                                                                        251,000
     21,714   SBA COMMUNICATIONS CORPORATION+                                                                               697,671
     13,354   SEAT PAGINE GIALLE SPA                                                                                          8,490
      3,414   SES FDR                                                                                                        74,418
      1,800   SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                       75,123
    188,600   SHIN SATELLITE PCL+                                                                                            48,192
     14,417   SINCLAIR BROADCAST GROUP INCORPORATED<<                                                                       220,868
    117,100   SINGAPORE TELECOMMUNICATIONS LIMITED                                                                          271,044
        731   SK TELECOM COMPANY LIMITED                                                                                    159,153
        531   SOCIETE TELEVISION FRANCAISE 1                                                                                 18,891
     52,380   SPRINT NEXTEL CORPORATION                                                                                   1,196,883
        188   SWISSCOM AG                                                                                                    66,194
    169,000   TAIWAN MOBILE COMPANY LIMITED                                                                                 173,407
        147   TDC AS                                                                                                          5,656
      4,654   TELE NORTE LESTE PARTICIPACOES SA                                                                             174,168
      5,189   TELE2 AB                                                                                                       86,616
     38,580   TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                    137,921
     97,374   TELECOM ITALIA RNC SPA                                                                                        227,061
    106,485   TELECOM ITALIA SPA                                                                                            308,771
    172,900   TELECOM MALAYSIA BHD                                                                                          529,104
      3,803   TELECOMUNICACOES DE SAO PAULO SA                                                                              111,140
    142,890   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                       542,079
     43,518   TELEFONICA SA                                                                                                 989,006
    256,436   TELEFONOS DE MEXICO SA DE CV                                                                                  516,478
      3,587   TELEKOM AUSTRIA AG                                                                                             98,171
     81,058   TELEKOMUNIKACJA POLSKA SA                                                                                     601,320
      2,078   TELEMAR NORTE LESTE SA                                                                                         56,336
      7,400   TELENOR ASA                                                                                                   143,861
     21,651   TELIASONERA AB                                                                                                160,363
      9,578   TELKOM SOUTH AFRICA LIMITED                                                                                   230,706
     79,764   TELSTRA CORPORATION LIMITED                                                                                   320,995
      1,714   TELUS CORPORATION                                                                                             104,305
      1,500   TELUS CORPORATION (NON-VOTING)                                                                                 90,356
     16,000   TENCENT HOLDINGS LIMITED                                                                                       69,053
      2,200   TOKYO BROADCASTING SYSTEM INCORPORATED                                                                         69,959
        836   TRINITY MIRROR PLC                                                                                              9,510
    262,500   TRUE CORPORATION PCL+                                                                                          57,601
    270,800   TT&T PCL+                                                                                                       8,053
    138,673   TV AZTECA SA DE CV                                                                                            132,998
      1,106   UNITED BUSINESS MEDIA PLC                                                                                      18,532
     58,500   UNITED COMMUNICATION INDUSTRY PCL+                                                                            116,544
      1,385   UNITED INTERNET AG                                                                                             27,227
      1,300   UNITED STATES CELLULAR CORPORATION+                                                                           103,181
     55,324   VERIZON COMMUNICATIONS INCORPORATED                                                                         2,408,254
        341   VIACOM INCORPORATED+                                                                                           15,328
     11,095   VIVENDI SA                                                                                                    483,397
     23,800   VIVO PARTICIPACOES SA                                                                                         114,973
    130,217   VODAFONE GROUP PLC                                                                                            407,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
COMMUNICATIONS (continued)
     39,982   VODAFONE GROUP PLC ADR                                                                                $     1,256,634
      4,000   VTECH HOLDINGS LIMITED                                                                                         29,199
     52,090   WINDSTREAM CORPORATION                                                                                        782,392
     29,563   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                                   342,340
      7,468   YELL GROUP PLC                                                                                                 74,751
     27,400   ZTE CORPORATION                                                                                               131,588
     18,000   ZYXEL COMMUNICATIONS CORPORATION                                                                               29,148

                                                                                                                         51,405,304
                                                                                                                    ---------------
COMPUTERS & OFFICE EQUIPMENT - 0.02%
      8,295   AGILYSYS INCORPORATED                                                                                         180,167
    243,600   CALCOMP ELECTRONICS THAILAND PCL                                                                               36,925
    289,400   GLOBETRONICS TECHNOLOGY BHD                                                                                    25,547

                                                                                                                            242,639
                                                                                                                    ---------------
COMPUTERS - MEMORY DEVICES - 0.00%
    762,700   MAGNECOMP PRECISION TECHNOLOGY THB+                                                                            36,555
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.24%
    109,337   CARSO INFRAESTRUCTURA Y CONSTRUCCION+                                                                         103,641
      6,317   CHEMED CORPORATION                                                                                            423,239
     12,347   DYCOM INDUSTRIES INCORPORATED+                                                                                367,200
      7,552   EMCOR GROUP INCORPORATED+                                                                                     495,336
      8,226   INSITUFORM TECHNOLGY INCORPORATED+<<                                                                          173,486
        171   KOBENHAVNS LUFTHAVNE                                                                                           75,031
     30,865   QUANTA SERVICES INCORPORATED+<<                                                                               926,259
     55,923   STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                      185,363

                                                                                                                          2,749,555
                                                                                                                    ---------------
CONSUMER SERVICES - 0.03%
        670   HAKUHODO DY HOLDINGS INCORPORATED                                                                              45,089
      2,690   LVMH MOET HENNESSY LOUIS VUITTON SA                                                                           317,505

                                                                                                                            362,594
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 9.42%
     14,000   77 BANK LIMITED                                                                                                95,481
     19,575   ABN AMRO HOLDINGS NV                                                                                          938,464
     13,802   ABSA GROUP                                                                                                    261,889
      2,271   ADELAIDE BANK LIMITED                                                                                          28,226
     21,356   AFRICAN BANK INVESTMENTS LIMITED                                                                               94,482
      4,200   ALLIANCE & LEICESTER PLC                                                                                       98,551
     12,528   ALLIED IRISH BANKS PLC                                                                                        377,935
      6,430   ALPHA BANK AE                                                                                                 203,666
      6,530   AMCORE FINANCIAL INCORPORATED                                                                                 194,529
    136,400   AMINVESTMENT GROUP BHD                                                                                        120,005
     77,600   AMMB HOLDINGS BHD                                                                                              89,508
      6,059   ANCHOR BANCORP WISCONSIN INCORPORATED                                                                         173,469
      7,243   ANGLO IRISH BANK CORPORATION PLC                                                                              170,065
     14,000   AOZORA BANK LIMITED                                                                                            51,537
     13,469   ASSOCIATED BANC-CORP                                                                                          444,612
     10,119   ASTORIA FINANCIAL CORPORATION                                                                                 269,773
     40,299   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                                 962,377
      4,818   BANCA CARIGE SPA                                                                                               23,987
     31,448   BANCA INTESA RNC SPA                                                                                          226,808
     88,488   BANCA INTESA SPA                                                                                              675,099
     29,201   BANCA MONTE DEI PASCHI DI SIENA SPA                                                                           198,422
      4,187   BANCA POPOLARE DI MILANO SCARL                                                                                 62,761

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
      8,557   BANCA POPOLARE ITALIANA                                                                               $       136,324
      9,138   BANCHE POPOLARI UNITE SCPA                                                                                    262,021
     26,157   BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                            660,973
      9,665   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                      243,945
      1,103   BANCO BPI SA                                                                                                    9,617
     12,636   BANCO BRADESCO SA                                                                                             320,998
     32,022   BANCO COMERCIAL PORTUGUES SA                                                                                  162,439
    192,601   BANCO DE CHILE                                                                                                 15,574
      2,090   BANCO DE CREDITO E INVERSIONES                                                                                 66,804
    133,000   BANCO DE ORO                                                                                                  192,545
        166   BANCO DE VALENCIA SA                                                                                            9,328
      3,556   BANCO DO BRASIL SA                                                                                            147,127
      2,482   BANCO ESPIRITO SANTO SA                                                                                        56,874
      1,046   BANCO GUIPUZCOANO SA                                                                                           22,772
      3,973   BANCO ITAU HOLDING FINANCEIRA SA                                                                              157,183
      5,081   BANCO NOSSA CAIXA SA                                                                                           93,632
        405   BANCO PASTOR SA                                                                                                 9,193
      3,599   BANCO POPOLARE DI VERONA E NOVARA SCRL                                                                        109,347
      8,109   BANCO POPULAR ESPANOL SA                                                                                      162,357
      9,388   BANCO SABADELL SA                                                                                             108,509
     33,105   BANCO SANTANDER CENTRAL HISPANO SA                                                                            636,095
     30,427   BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                        584,198
  1,908,940   BANCO SANTANDER CHILE SA                                                                                       90,399
     21,884   BANCORPSOUTH INCORPORATED                                                                                     547,975
     43,100   BANGKOK BANK PCL                                                                                              141,862
     18,000   BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                               59,246
    992,500   BANK CENTRAL ASIA TBK PT                                                                                      590,305
      1,454   BANK HANDLOWY W WARSZAWIE SA                                                                                   66,259
    900,000   BANK MANDIRI PERSERO TBK PT                                                                                   331,370
     13,369   BANK MILLENNIUM SA                                                                                             61,631
     85,843   BANK OF AMERICA CORPORATION                                                                                 4,353,099
    261,000   BANK OF AYUDHYA PCL                                                                                           164,279
  2,459,000   BANK OF CHINA LIMITED+                                                                                      1,206,125
     30,760   BANK OF EAST ASIA LIMITED                                                                                     179,633
     11,743   BANK OF HAWAII CORPORATION                                                                                    628,368
     10,343   BANK OF IRELAND                                                                                               222,812
      6,000   BANK OF KYOTO LIMITED                                                                                          70,107
      4,800   BANK OF MONTREAL                                                                                              319,342
     14,196   BANK OF NEW YORK COMPANY INCORPORATED                                                                         575,790
      9,500   BANK OF NOVA SCOTIA                                                                                           477,931
      2,217   BANK OF QUEENSLAND LIMITED                                                                                     34,696
    377,200   BANK OF THE PHILIPPINE ISLANDS                                                                                562,377
     41,000   BANK OF YOKOHAMA LIMITED                                                                                      306,237
      8,677   BANK PEKAO SA                                                                                                 772,740
        917   BANK PRZEMYSLOWO HANDLOWY PBK                                                                                 311,303
    712,500   BANK RAKYAT INDONESIA                                                                                         492,381
      2,374   BANK ZACHODNI WBK SA                                                                                          255,783
        516   BANKINTER SA                                                                                                   47,907
     67,490   BARCLAYS PLC                                                                                                  964,869
        445   BAYERISCHE VEREINSBANK AG                                                                                      25,448
     10,175   BB&T CORPORATION                                                                                              428,469
      2,672   BENDIGO BANK LIMITED                                                                                           36,949
     15,636   BNP PARIBAS ADR                                                                                               948,714
      1,028   BNP PARIBAS SA                                                                                                124,739
     69,500   BOC HONG KONG HOLDINGS LIMITED                                                                                165,373
        371   BRE BANK SA                                                                                                    66,840
    147,000   BUMIPUTRA COMMERCE HOLDINGS BHD                                                                               514,727
      4,200   CANADIAN IMPERIAL BANK OF COMMERCE                                                                            403,154
     17,229   CAPITALIA SPA                                                                                                 178,042
    168,000   CHANG HWA COMMERCIAL BANK+                                                                                     95,598
     19,000   CHIBA BANK LIMITED                                                                                            169,236
      5,763   CHINA BANKING CORPORATION                                                                                     112,062
    217,000   CHINA CITIC BANK+                                                                                             164,797

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
    199,000   CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                      $        80,110
     16,000   CHINA EVERBRIGHT LIMITED                                                                                       31,187
    204,700   CHINA MERCHANTS BANK COMPANY LIMITED+                                                                         528,236
     13,373   CHITTENDEN CORPORATION                                                                                        389,957
     94,379   CITIGROUP INCORPORATED                                                                                      5,142,712
     23,124   CITIZENS BANKING CORPORATION                                                                                  440,281
      5,050   CITY NATIONAL CORPORATION                                                                                     391,072
     17,010   COLONIAL BANCGROUP INCORPORATED                                                                               429,332
      2,798   COMERICA INCORPORATED                                                                                         175,798
      7,748   COMMERCE BANCSHARES INCORPORATED                                                                              365,708
      5,760   COMMERZBANK AG                                                                                                283,354
     28,435   COMMONWEALTH BANK OF AUSTRALIA                                                                              1,304,423
     73,000   COSMOS BANK TAIWAN+                                                                                            16,439
      7,315   CREDIT AGRICOLE SA                                                                                            301,974
      5,404   CREDITO EMILIANO SPA                                                                                           86,384
      5,070   DAEGU BANK                                                                                                     82,788
      4,240   DANSKE BANK                                                                                                   184,779
     25,000   DBS GROUP HOLDINGS LIMITED                                                                                    390,676
      7,000   DEN NORSKE BANK ASA                                                                                            94,476
      3,561   DEPFA BANK PLC                                                                                                 65,644
      5,300   DEUTSCHE BANK AG                                                                                              806,278
        827   DEUTSCHE POSTBANK AG                                                                                           73,788
      5,343   DEXIA                                                                                                         171,608
     10,213   DIME COMMUNITY BANCSHARES                                                                                     137,876
      6,116   DOWNEY FINANCIAL CORPORATION<<                                                                                445,184
    108,000   E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                        58,840
     13,521   EAST WEST BANCORP INCORPORATED                                                                                548,141
      4,680   EFG EUROBANK ERGASIAS SA                                                                                      166,371
     16,500   EON CAPITAL BHD                                                                                                32,772
    100,490   EQUITABLE PCI BANK INCORPORATED+                                                                              251,876
      2,052   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                                160,970
     48,000   FAR EASTERN INTERNATIONAL BANK                                                                                 21,647
      8,929   FIFTH THIRD BANCORP<<                                                                                         378,232
     23,467   FIRST BANCORP (PUERTO RICO)<<                                                                                 294,746
     13,634   FIRST HORIZON NATIONAL CORPORATION<<                                                                          549,314
     15,163   FIRST MIDWEST BANCORP INCORPORATED                                                                            557,847
     31,467   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                    431,727
      5,051   FIRSTFED FINANCIAL CORPORATION+<<                                                                             325,638
     24,297   FIRSTMERIT CORPORATION                                                                                        523,114
    161,110   FIRSTRAND LIMITED                                                                                             517,951
     18,334   FNB CORPORATION PA                                                                                            306,361
     13,146   FORTIS                                                                                                        546,578
    101,000   FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                        88,196
     14,000   FUKUOKA FINANCIAL GROUP INCORPORATED                                                                          109,860
     52,737   FULTON FINANCIAL CORPORATION                                                                                  804,239
     34,673   GETIN HOLDING SA+                                                                                             201,855
     15,047   GREATER BAY BANCORP                                                                                           419,962
     79,679   GRUPO SECURITY SA                                                                                              25,165
     10,000   GUNMA BANK LIMITED                                                                                             68,940
      3,864   HANA FINANCIAL GROUP INCORPORATED                                                                             195,740
     15,200   HANG SENG BANK LIMITED                                                                                        211,596
     10,880   HBOS PLC                                                                                                      234,180
     26,961   HBOS PLC ADR<<                                                                                                579,710
     13,000   HIROSHIMA BANK LIMITED                                                                                         78,406
     29,000   HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                          99,606
         48   HOME CAPITAL GROUP INCORPORATED                                                                                 1,795
     66,300   HONG LEONG BANK BHD                                                                                           121,929
     68,900   HONG LOENG FINANCIAL GROUP BHD                                                                                125,697
    118,905   HSBC HOLDINGS PLC                                                                                           2,199,067
    170,000   HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                    107,798
     57,020   HUDSON CITY BANCORP INCORPORATED                                                                              752,094
     24,850   HUNTINGTON BANCSHARES INCORPORATED<<                                                                          558,131

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
      1,286   HYPO REAL ESTATE HOLDING AG                                                                           $        88,751
  2,927,103   INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                                                              1,533,192
      5,970   INDUSTRIAL BANK OF KOREA                                                                                      120,005
     22,361   INDYMAC BANCORP INCORPORATED<<                                                                                750,882
        152   ING BANK SLASKI SA                                                                                             55,037
      5,793   INTERNATIONAL BANCSHARES CORPORATION                                                                          155,531
      6,584   INVESTORS FINANCIAL SERVICES CORPORATION                                                                      405,048
      4,517   JARDINE STRATEGIC HOLDINGS LIMITED                                                                             64,593
     17,000   JOYO BANK LIMITED                                                                                             109,376
     66,277   JPMORGAN CHASE & COMPANY                                                                                    3,435,137
      1,698   JULIUS BAER HOLDING AG                                                                                        129,208
      1,802   KBC GROEP NV                                                                                                  248,651
      7,150   KEYCORP                                                                                                       254,612
    129,200   KIATNAKIN FINANCE                                                                                              98,854
     14,000   KIYO HOLDINGS                                                                                                  22,087
      6,200   KOREA EXCHANGE BANK+                                                                                           96,896
      1,740   KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                     120,964
    566,100   KRUNG THAI BANK PCL                                                                                           178,158
     56,880   LLOYDS TSB GROUP PLC                                                                                          647,618
      1,514   M&T BANK CORPORATION                                                                                          167,191
      9,484   MAF BANCORP INCORPORATED                                                                                      510,998
    176,900   MALAYAN BANKING BHD                                                                                           629,834
    134,800   MALAYSIAN PLANTATIONS BHD                                                                                     115,027
     27,048   MARSHALL & ILSLEY CORPORATION                                                                               1,298,034
      3,851   MEDIOBANCA SPA                                                                                                 88,400
    155,000   MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                         93,830
      7,913   MELLON FINANCIAL CORPORATION                                                                                  342,870
        223   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                 2,570,386
     18,000   MITSUI TRUST HOLDINGS INCORPORATED                                                                            166,836
        256   MIZUHO FINANCIAL GROUP INCORPORATED                                                                         1,811,142
     27,000   MIZUHO TRUST & BANKING COMPANY LIMITED                                                                         55,464
     35,251   NATIONAL AUSTRALIA BANK LIMITED                                                                             1,241,722
      1,600   NATIONAL BANK OF CANADA                                                                                        97,307
     23,412   NATIONAL BANK OF GREECE SA                                                                                    281,880
     11,215   NATIONAL CITY CORPORATION<<                                                                                   387,927
      3,626   NATIXIS                                                                                                        95,042
     10,227   NEDBANK GROUP LIMITED                                                                                         212,584
     29,542   NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                     516,394
     31,143   NEWALLIANCE BANCSHARES INCORPORATED<<                                                                         502,025
     22,000   NIS GROUP COMPANY LIMITED                                                                                       9,942
     12,000   NISHI-NIPPON CITY BANK LIMITED                                                                                 48,118
     19,790   NORDEA BANK AB                                                                                                326,049
      4,039   NORTHERN ROCK PLC                                                                                              86,375
      1,400   OKO BANK                                                                                                       28,257
     20,199   OLD NATIONAL BANCORP                                                                                          360,552
     12,000   ORIENT CORPORATION                                                                                             15,185
     66,000   OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                   405,649
     14,277   PACIFIC CAPITAL BANCORP                                                                                       367,490
      2,503   PARK NATIONAL CORPORATION<<                                                                                   218,562
     33,100   PHATRA SECURITIES PCL                                                                                          38,944
      4,276   PIRAEUS BANK SA                                                                                               163,402
     53,487   PKO BANK POLSKI SA                                                                                          1,006,141
      6,591   PNC FINANCIAL SERVICES GROUP                                                                                  486,416
     28,160   POPULAR INCORPORATED                                                                                          484,634
     10,036   PROVIDENT BANKSHARES CORPORATION                                                                              335,704
     16,692   PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                                   280,426
    218,000   PT BANK DANAMON INDONESIA TBK                                                                                 172,879
    127,500   PUBLIC BANK BHD                                                                                               373,290
      6,120   PUSAN BANK                                                                                                     93,007
        432   RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                         67,545
     13,840   REGIONS FINANCIAL CORPORATION                                                                                 493,673
        125   RESONA HOLDINGS INCORPORATED                                                                                  311,216
     73,600   RHB CAPITAL BHD                                                                                               102,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
     48,041   RMB HOLDINGS LIMITED                                                                                  $       233,795
     12,900   ROYAL BANK OF CANADA                                                                                          702,891
     95,418   ROYAL BANK OF SCOTLAND GROUP PLC                                                                            1,185,593
          6   SAPPORO HOLDINGS                                                                                               62,613
     10,000   SENSHU BANK LIMITED                                                                                            23,993
      5,000   SHIGA BANK                                                                                                     34,634
    164,000   SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                   173,240
     31,000   SHINSEI BANK LIMITED                                                                                          136,023
     14,000   SHIZUOKA BANK LIMITED                                                                                         143,451
    107,800   SIAM CITY BANK PCL                                                                                             54,779
     82,300   SIAM COMMERCIAL BANK PCL                                                                                      163,958
    296,000   SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                    129,013
      5,150   SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                      169,325
     12,975   SKY FINANCIAL GROUP INCORPORATED                                                                              356,813
    490,509   SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                         50,395
        787   SOCIETE GENERALE                                                                                              153,325
     19,202   SOCIETE GENERALE ADR<<                                                                                        748,246
     21,947   SOUTH FINANCIAL GROUP INCORPORATED                                                                            522,339
     36,034   SOVEREIGN BANCORP INCORPORATED                                                                                837,437
     11,700   ST. GEORGE BANK LIMITED                                                                                       361,853
     36,969   STANDARD BANK GROUP LIMITED                                                                                   546,487
     13,278   STANDARD CHARTERED PLC                                                                                        449,594
     20,218   STERLING BANCSHARES INCORPORATED (TEXAS)<<                                                                    232,305
     14,843   STERLING FINANCIAL CORPORATION                                                                                448,852
        164   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                1,590,023
     35,000   SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                      355,752
     21,924   SUNCORP-METWAY LIMITED                                                                                        384,141
      6,690   SUNTRUST BANKS INCORPORATED                                                                                   597,350
      6,000   SURUGA BANK LIMITED                                                                                            79,918
     15,796   SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                         340,088
      8,320   SVB FINANCIAL GROUP+<<                                                                                        441,542
      4,900   SVENSKA HANDELSBANKEN                                                                                         144,463
      3,500   SWEDBANK AB                                                                                                   128,985
        670   SYDBANK                                                                                                        36,370
     29,717   SYNOVUS FINANCIAL CORPORATION                                                                                 982,444
     71,000   TA CHONG BANK LIMITED+                                                                                         18,567
    258,000   TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                    126,897
     78,000   TAIWAN BUSINESS BANK+                                                                                          22,263
     13,658   TCF FINANCIAL CORPORATION                                                                                     385,565
     22,300   THAI FARMERS BANK PUB COMPANY LIMITED                                                                          43,782
     15,516   THANACHART CAPITAL PCL                                                                                          5,869
        200   THE AICHI BANK LIMITED                                                                                         22,482
      5,000   THE AWA BANK LIMITED                                                                                           26,417
        600   THE BANK OF IKEDA LIMITED                                                                                      27,806
        400   THE BANK OF IWATE LIMITED                                                                                      23,862
      4,000   THE BANK OF NAGOYA LIMITED                                                                                     27,379
      5,000   THE CHUGOKU BANK LIMITED                                                                                       68,981
      7,000   THE DAISHI BANK LIMITED                                                                                        31,060
     11,000   THE HACHIJUNI BANK LIMITED                                                                                     83,969
      5,000   THE HIGO BANK LIMITED                                                                                          34,347
      6,000   THE HOKKOKU BANK LIMITED                                                                                       27,658
      5,000   THE HYAKUGO BANK LIMITED                                                                                       34,100
     14,000   THE HYAKUJUSHI BANK LIMITED                                                                                    83,057
      6,000   THE IYO BANK LIMITED                                                                                           57,486
      8,000   THE JUROKU BANK LIMITED                                                                                        52,194
      4,000   THE KAGOSHIMA BANK LIMITED                                                                                     30,041
      5,000   THE KEIYO BANK LIMITED                                                                                         29,458
        600   THE MUSASHINO BANK LIMITED                                                                                     29,975
      5,000   THE NANTO BANK LIMITED                                                                                         25,472
      6,000   THE OGAKI KYORITSU BANK LIMITED                                                                                29,088
      3,000   THE SAN-IN GODO BANK LIMITED                                                                                   29,803
    132,800   TISCO BANK PCL                                                                                                 89,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
DEPOSITORY INSTITUTIONS (continued)
  1,795,573   TMB BANK PCL+                                                                                         $       108,870
        800   TOKYO TOMIN BANK LIMITED                                                                                       28,661
      6,835   TORONTO-DOMINION BANK                                                                                         472,047
     21,904   TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                    212,688
     15,237   TRUSTMARK CORPORATION                                                                                         410,180
     29,280   UCBH HOLDINGS INCORPORATED                                                                                    544,901
     17,107   UMPQUA HOLDINGS CORPORATION<<                                                                                 426,991
     42,354   UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                     195,124
    105,107   UNICREDITO ITALIANO SPA                                                                                       986,452
      5,988   UNIONBANCAL CORPORATION                                                                                       367,543
     11,519   UNITED BANKSHARES INCORPORATED                                                                                388,766
     27,000   UNITED OVERSEAS BANK LIMITED                                                                                  423,696
     33,163   US BANCORP<<                                                                                                1,146,777
        165   VALIANT HOLDING AG                                                                                             23,441
     13,628   VALLEY NATIONAL BANCORP                                                                                       333,750
     37,398   W HOLDING COMPANY INCORPORATED                                                                                205,315
     36,034   WACHOVIA CORPORATION                                                                                        1,952,682
     25,524   WASHINGTON FEDERAL INCORPORATED                                                                               640,142
     16,692   WASHINGTON MUTUAL INCORPORATED                                                                                729,774
     17,077   WEBSTER FINANCIAL CORPORATION                                                                                 768,294
     60,184   WELLS FARGO & COMPANY++                                                                                     2,172,041
      7,397   WESTAMERICA BANCORPORATION<<                                                                                  342,481
     19,724   WESTERN UNION COMPANY                                                                                         442,804
     40,427   WESTPAC BANKING CORPORATION                                                                                   872,371
     19,364   WHITNEY HOLDING CORPORATION<<                                                                                 601,059
      7,676   WILMINGTON TRUST CORPORATION                                                                                  327,842
      7,000   WING HANG BANK LIMITED                                                                                         75,124
      2,400   WING LUNG BANK LIMITED                                                                                         24,881
      5,722   WINTRUST FINANCIAL CORPORATION                                                                                262,583
      5,000   YAMAGUCHI FINANCIAL GROUP                                                                                      60,353

                                                                                                                        108,267,194
                                                                                                                    ---------------
DIVERSIFIED OPERATIONS - 0.06%
      7,785   BOUSTEAD HOLDINGS BHD                                                                                           5,864
        546   CHARTER PLC+                                                                                                   11,168
    278,043   CHINA RARE EARTH HOLDINGS LIMITED                                                                              82,967
     10,644   GRUPO IMSA SA+                                                                                                 65,116
     50,000   HUTCHISON WHAMPOA LIMITED                                                                                     482,490
      6,000   MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                         9,374

                                                                                                                            656,979
                                                                                                                    ---------------
DURABLE GOODS - CONSUMER - 0.00%
     18,061   GOODMAN FIELDER LIMITED                                                                                        38,136
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.65%
     21,904   APPLEBEES INTERNATIONAL INCORPORATED                                                                          573,885
        836   AUTOGRILL SPA                                                                                                  16,851
     10,739   BOB EVANS FARMS INCORPORATED                                                                                  415,599
      1,852   C&C GROUP PLC                                                                                                  30,826
      5,899   CBRL GROUP INCORPORATED                                                                                       265,101
      7,432   CEC ENTERTAINMENT INCORPORATED+                                                                               287,767
     17,717   CHEESECAKE FACTORY INCORPORATED+<<                                                                            499,974
      5,624   ENTERPRISE INNS PLC                                                                                            82,185
     16,692   FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                                57,076
      2,349   HEINEKEN NV                                                                                                   136,858
      3,728   IHOP CORPORATION<<                                                                                            216,783
      1,400   ITO EN LIMITED                                                                                                 45,900
      8,009   JACK IN THE BOX INCORPORATED+                                                                                 612,448
     17,781   KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                        151,672
      2,914   MARSTON'S PLC                                                                                                  26,990

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
EATING & DRINKING PLACES (continued)
     22,714   MCDONALD'S CORPORATION                                                                                $     1,148,193
      1,783   MITCHELLS & BUTLERS PLC                                                                                        31,316
      8,128   OSI RESTAURANT PARTNERS INCORPORATED<<                                                                        330,810
      5,513   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                                        170,627
      6,232   PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                       241,739
      4,791   PUNCH TAVERNS PLC                                                                                             127,502
     17,435   RUBY TUESDAY INCORPORATED                                                                                     480,683
      8,106   SABMILLER PLC                                                                                                 192,931
      2,000   SAIZERIYA COMPANY LIMITED                                                                                      27,067
      7,000   SAPPORO HOLDINGS LIMITED                                                                                       49,293
     16,426   SONIC CORPORATION+                                                                                            400,466
      4,000   TAKARA HOLDINGS INCORPORATED                                                                                   28,233
      1,950   TIM HORTONS INCORPORATION                                                                                      60,783
     10,098   TRIARC COMPANIES INCORPORATED CLASS B                                                                         156,014
      1,800   WENDY'S INTERNATIONAL INCORPORATED<<                                                                           72,234
      1,986   WHITBREAD PLC                                                                                                  74,476
      6,886   YUM! BRANDS INCORPORATED                                                                                      466,320

                                                                                                                          7,478,602
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.29%
     14,352   APOLLO GROUP INCORPORATED CLASS A+                                                                            688,465
      1,700   BENESSE CORPORATION                                                                                            49,729
     26,188   CORINTHIAN COLLEGES INCORPORATED+                                                                             382,607
     10,010   ITT EDUCATIONAL SERVICES INCORPORATED+                                                                      1,133,032
     11,194   LAUREATE EDUCATION INCORPORATED+                                                                              670,633
      3,459   STRAYER EDUCATION INCORPORATED                                                                                432,928

                                                                                                                          3,357,394
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 5.34%
     10,301   AEM SPA                                                                                                        39,433
     16,991   AES CORPORATION+                                                                                              403,196
      9,081   AGL ENERGY LIMITED                                                                                            115,800
     23,732   AGL RESOURCES INCORPORATED                                                                                  1,012,407
    103,566   AGUAS ANDINAS SA CLASS A                                                                                       45,024
      9,633   ALINTA LIMITED                                                                                                121,640
     16,744   ALLEGHENY ENERGY INCORPORATED+                                                                                893,962
      7,662   ALLETE INCORPORATED                                                                                           367,776
     12,817   ALLIANT ENERGY CORPORATION                                                                                    553,694
     31,575   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                         425,000
    552,035   ALMENDRAL SA                                                                                                   62,282
     23,106   AMEREN CORPORATION                                                                                          1,226,235
      7,498   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                  357,130
     14,845   AQUA AMERICA INCORPORATED<<                                                                                   339,357
    121,431   AQUILA INCORPORATED+                                                                                          518,510
    395,800   ASIAN INSULATORS PCL                                                                                           87,422
     26,949   ATMOS ENERGY CORPORATION                                                                                      872,878
    128,000   AU OPTRONICS CORPORATION                                                                                      197,588
     16,013   AVISTA CORPORATION                                                                                            375,024
      9,766   BLACK HILLS CORPORATION                                                                                       400,308
      4,927   BRITISH ENERGY GROUP PLC+                                                                                      51,244
     30,310   CENTERPOINT ENERGY INCORPORATED                                                                               573,768
     35,548   CENTRICA PLC+                                                                                                 269,767
     71,591   CEZ AS                                                                                                      3,658,337
     20,000   CHINA RESOURCES POWER HOLDINGS COMPANY                                                                         39,240
     16,400   CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                     466,261
     28,071   CIA GENERAL DE ELECTRICIDAD SA                                                                                245,675
     35,422   CITIZENS COMMUNICATIONS COMPANY                                                                               561,439
     16,946   CLECO CORPORATION                                                                                             457,203
     33,000   CLP HOLDINGS LIMITED                                                                                          232,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     24,399   CMS ENERGY CORPORATION                                                                                $       445,282
    380,666   COLBUN SA                                                                                                      81,840
        810   COMPANIA CERVECERIAS UNIDAS SA ADR                                                                             37,706
      4,515   CONSOLIDATED EDISON INCORPORATED                                                                              220,422
      5,037   CONTACT ENERGY LIMITED                                                                                         32,858
     10,458   COVANTA HOLDING CORPORATION+                                                                                  259,358
      2,254   CPFL ENERGIA SA                                                                                                41,783
      9,544   CROSSTEX ENERGY INCORPORATED<<                                                                                286,034
     92,000   DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                                                         119,706
      6,693   DOMINION RESOURCES INCORPORATED                                                                               592,933
     12,476   DPL INCORPORATED<<                                                                                            380,643
      3,512   DRAX GROUP PLC                                                                                                 55,675
     19,674   DTE ENERGY COMPANY                                                                                          1,040,361
     23,652   DUKE ENERGY CORPORATION                                                                                       462,160
     28,089   DUQUESNE LIGHT HOLDINGS INCORPORATED                                                                          567,679
     10,500   DUSKIN COMPANY LIMITED                                                                                        162,806
    121,970   DYNEGY INCORPORATED+                                                                                        1,180,670
      6,857   E.ON AG                                                                                                     1,127,280
      5,668   EDISON INTERNATIONAL                                                                                          330,274
     19,099   EDISON SPA                                                                                                     60,970
      4,807   EDP - ENERGIAS DO BRASIL SA                                                                                    85,405
     79,772   EL PASO CORPORATION                                                                                         1,359,315
     14,191   EL PASO ELECTRIC COMPANY+                                                                                     386,137
      3,200   ELECTRIC POWER DEVELOPMENT COMPANY                                                                            144,881
      2,324   ELECTRICITE DE FRANCE                                                                                         215,548
     48,600   ELECTRICITY GENERATING PCL                                                                                    145,933
    326,840   EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                   508,604
      1,783   ENAGAS                                                                                                         45,103
      3,200   ENBRIDGE INCORPORATED                                                                                         113,538
      6,309   ENDESA SA                                                                                                     339,648
     23,060   ENEL SPA                                                                                                      262,345
      3,431   ENEL SPA ADR<<                                                                                                195,361
     16,262   ENERGY EAST CORPORATION                                                                                       393,053
      5,140   ENERGY SAVINGS INCOME FUND                                                                                     73,477
  1,280,993   ENERSIS SA (CHILE)                                                                                            475,254
      3,939   ENTERGY CORPORATION                                                                                           444,713
     13,295   ENVESTRA LIMITED                                                                                               12,990
     12,663   EXELON CORPORATION                                                                                            987,714
     80,100   FIRST PHILIPPINE HOLDINGS CORPORATION                                                                         135,865
      6,084   FIRSTENERGY CORPORATION                                                                                       421,195
      1,102   FORTIS INCORPORATED                                                                                            29,054
      4,200   FORTUM OYJ                                                                                                    138,118
      7,013   FPL GROUP INCORPORATED                                                                                        448,341
      1,473   GAMESA CORPORATION TECNOLOGICA SA                                                                              54,327
      1,401   GAS NATURAL SDG SA                                                                                             82,625
      9,024   GREAT PLAINS ENERGY INCORPORATED                                                                              280,827
      3,032   GRUPO ELEKTRA SA DE CV                                                                                         58,723
     28,900   GUANGDONG ELECTRIC POWER DEVELOPMENT COMPANY                                                                   27,388
     25,214   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                                   617,743
      4,200   HOKURIKU ELECTRIC POWER COMPANY                                                                                88,866
     42,105   HONG KONG ELECTRIC HOLDINGS LIMITED                                                                           217,577
     68,000   HUADIAN POWER INTERNATIONAL COMPANY                                                                            35,792
    204,000   HUANENG POWER INTERNATIONAL INCORPORATED                                                                      210,049
      6,875   IBERDROLA SA                                                                                                  396,853
     13,008   IDACORP INCORPORATED                                                                                          431,996
     22,710   INTEGRYS ENERGY GROUP INCORPORATED                                                                          1,269,489
     14,309   INTERNATIONAL POWER PLC                                                                                       128,563
     17,900   KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                    450,074
      3,617   KELDA GROUP PLC                                                                                                73,197
     19,261   KEYSPAN CORPORATION                                                                                           802,606
      4,675   KOREA ELECTRIC POWER CORPORATION                                                                              205,835
      1,080   KOREA GAS CORPORATION                                                                                          52,906
      9,900   KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                    268,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      1,125   LINDE AG                                                                                              $       124,309
     40,800   MALAKOFF BHD                                                                                                  124,255
    107,000   MANILA ELECTRIC COMPANY CLASS B+                                                                              217,329
     18,362   MDU RESOURCES GROUP INCORPORATED                                                                              556,552
      7,892   NATIONAL FUEL GAS COMPANY                                                                                     359,560
      4,477   NICOR INCORPORATED                                                                                            210,195
     29,883   NISOURCE INCORPORATED                                                                                         663,701
     16,954   NORTHEAST UTILITIES                                                                                           515,571
      8,132   NORTHWEST NATURAL GAS COMPANY                                                                                 405,218
     11,779   NSTAR                                                                                                         410,263
      9,934   OGE ENERGY CORPORATION<<                                                                                      366,763
     11,368   ONEOK INCORPORATED<<                                                                                          615,009
     41,000   OSAKA GAS COMPANY LIMITED                                                                                     152,613
      3,548   PENNON GROUP PLC                                                                                               47,492
     20,788   PEPCO HOLDINGS INCORPORATED                                                                                   620,730
    212,500   PERUSAHAAN GAS NEGARA PT                                                                                      246,757
     76,900   PETRONAS GAS BHD                                                                                              210,437
      6,265   PG&E CORPORATION                                                                                              308,614
     20,836   PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                                   552,987
     10,950   PINNACLE WEST CAPITAL CORPORATION                                                                             508,409
     20,317   PNM RESOURCES INCORPORATED                                                                                    599,555
      6,766   PPL CORPORATION                                                                                               310,965
      4,429   PROGRESS ENERGY INCORPORATED<<                                                                                221,849
        320   PUBLIC POWER CORPORATION SA                                                                                     8,698
      4,751   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                  422,554
     12,931   PUGET ENERGY INCORPORATED<<                                                                                   325,991
        528   Q-CELLS AG+                                                                                                    44,048
      8,582   QUESTAR CORPORATION                                                                                           926,942
    114,600   RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                                 147,241
      1,092   RED ELECTRICA DE ESPANA                                                                                        53,425
     37,457   RELIANT ENERGY INCORPORATED+<<                                                                                959,648
      2,142   RENEWABLE ENERGY CORPORATION AS+                                                                               67,835
     19,091   REPUBLIC SERVICES INCORPORATED                                                                                578,075
      4,462   RWE AG                                                                                                        505,524
        138   SAMCHULLY COMPANY LIMITED                                                                                      29,599
     11,627   SCANA CORPORATION                                                                                             492,869
      8,265   SCOTTISH & SOUTHERN ENERGY PLC                                                                                249,249
      4,109   SEMPRA ENERGY<<                                                                                               251,964
      2,352   SEVERN TRENT PLC                                                                                               73,165
      4,800   SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                                   116,943
     24,391   SIERRA PACIFIC RESOURCES+                                                                                     462,453
     14,038   SOUTHERN COMPANY<<                                                                                            505,508
     34,212   SOUTHERN UNION COMPANY                                                                                      1,190,578
     13,418   SOUTHWEST GAS CORPORATION                                                                                     512,031
     11,117   SPECTRA ENERGY CORPORATION                                                                                    296,046
     10,425   STERICYCLE INCORPORATED+<<                                                                                    950,447
     23,000   TECO ENERGY INCORPORATED                                                                                      403,880
     72,200   TENAGA NASIONAL BHD                                                                                           248,563
     12,888   TERNA SPA                                                                                                      49,380
      5,700   THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                               121,072
        400   THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                                23,533
     14,400   TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                    333,673
     29,800   TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                     991,701
     68,000   TOKYO GAS COMPANY LIMITED                                                                                     335,251
      7,429   TRACTEBEL ENERGIA SA                                                                                           79,279
      2,000   TRANSALTA CORPORATION+                                                                                         52,936
      2,643   TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                          30,136
     31,937   UGI CORPORATION<<                                                                                             919,786
      1,447   UNION FENOSA SA                                                                                                85,318
     10,336   UNISOURCE ENERGY CORPORATION                                                                                  377,574
      8,414   UNITED UTILITIES PLC                                                                                          128,538
     23,726   VECTREN CORPORATION                                                                                           687,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      3,317   VEOLIA ENVIRONNEMENT                                                                                  $       277,611
        294   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                        15,820
     16,159   WASTE CONNECTIONS INCORPORATED+<<                                                                             498,020
     10,153   WASTE MANAGEMENT INCORPORATED                                                                                 392,617
     14,485   WGL HOLDINGS INCORPORATED<<                                                                                   510,886
     12,916   WISCONSIN ENERGY CORPORATION                                                                                  625,522
      2,000   WOONGJIN COWAY COMPANY LIMITED                                                                                 69,304
     45,338   XCEL ENERGY INCORPORATED<<                                                                                  1,040,507

                                                                                                                         61,390,145
                                                                                                                    ---------------
ELECTRICAL PRODUCTS - 0.00%
      9,000   INVENTEC APPLIANCES CORPORATION+                                                                               17,625
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.93%
     97,000   ACER INCORPORATED                                                                                             179,094
      7,271   ACTEL CORPORATION+                                                                                            101,576
     10,279   ACUITY BRANDS INCORPORATED                                                                                    624,038
     34,884   ADAPTEC INCORPORATED+                                                                                         141,978
     13,680   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                        195,214
    152,000   ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED+                                                              174,826
      3,200   ADVANTEST CORPORATION                                                                                         136,730
     22,383   AEROFLEX INCORPORATED+                                                                                        316,496
      1,171   AIXTRON AG+                                                                                                     9,344
     42,534   ALCO HOLDINGS LIMITED                                                                                          22,497
      7,800   ALPINE ELECTRONICS INCORPORATED                                                                               117,096
      8,900   ALPS ELECTRIC COMPANY LIMITED                                                                                  86,879
     36,116   ALTERA CORPORATION<<                                                                                          823,806
     12,248   AMETEK INCORPORATED                                                                                           462,240
     30,427   AMKOR TECHNOLOGY INCORPORATED+<<                                                                              432,672
     18,950   AMPHENOL CORPORATION CLASS A                                                                                  678,031
      8,721   ANALOG DEVICES INCORPORATED                                                                                   315,787
     16,495   ANDREW CORPORATION+<<                                                                                         218,229
      9,000   ANRITSU CORPORATION                                                                                            38,381
     35,433   ARM HOLDINGS PLC                                                                                               98,752
      5,000   ASIA OPTICAL COMPANY INCORPORATED                                                                              22,095
     27,000   ASM PACIFIC TECHNOLOGY                                                                                        183,609
     64,000   ASUSTEK COMPUTER INCORPORATED                                                                                 157,876
      8,391   ATMI INCORPORATED+                                                                                            256,345
         14   AXELL CORPORATION                                                                                              38,422
         82   BANG & OLUFSEN AS                                                                                              10,339
    482,000   BANK OF COMMUNICATIONS LIMITED                                                                                504,318
         99   BARCO NV                                                                                                        8,904
     12,246   BROADCOM CORPORATION CLASS A+                                                                                 374,238
     14,000   BROTHER INDUSTRIES LIMITED                                                                                    186,820
      6,000   BYD COMPANY LIMITED                                                                                            36,345
     13,039   C-COR INCORPORATED+                                                                                           190,891
      2,400   CANON ELECTRONICS INCORPORATED                                                                                 73,952
     27,400   CANON INCORPORATED                                                                                          1,612,030
          7   CANON INCORPORATED ADR                                                                                            412
      7,738   CELESTICA INCORPORATED+                                                                                        50,916
      5,985   CERADYNE INCORPORATED+<<                                                                                      404,406
     36,785   CESKY TELECOM AS                                                                                            1,067,807
         82   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                    693
     11,927   CHECKPOINT SYSTEMS INCORPORATED+                                                                              298,533
     16,000   CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                   47,411
     82,000   CHI MEI OPTOELECTRONICS CORPORATION                                                                            91,956
      1,900   CHIYODA INTEGRE COMPANY LIMITED                                                                                48,085
    269,000   CHUNGHWA PICTURE TUBES LIMITED+                                                                                69,614
     20,081   CIENA CORPORATION+<<                                                                                          689,180
    158,749   CISCO SYSTEMS INCORPORATED+                                                                                 4,273,523
        300   CMK CORPORATION                                                                                                 3,096

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    143,726   CONEXANT SYSTEMS INCORPORATED+<<                                                                      $       185,407
     20,900   COOPER INDUSTRIES LIMITED CLASS A                                                                           1,119,822
      2,000   CORONA CORPORATION                                                                                             32,210
      8,627   CYMER INCORPORATED+<<                                                                                         346,288
     16,000   DAIDO STEEL COMPANY LIMITED                                                                                    99,260
      5,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                                 37,469
      6,000   DAISHINKU CORPORATION                                                                                          35,744
    290,300   DELTA ELECTRONICS THAI PCL                                                                                    156,738
      4,551   DIONEX CORPORATION+                                                                                           322,666
      1,900   EIZO NANAO CORPORATION                                                                                         59,326
     21,717   ELECTRICIDADE DE PORTUGAL SA                                                                                  123,606
      7,291   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                                 150,559
     19,642   ELECTROCOMPONENTS PLC                                                                                         120,278
      2,135   ELECTROLUX AB CLASS B                                                                                          53,688
     43,000   ELITEGROUP COMPUTER SYSTEMS                                                                                    21,475
      5,687   ENERGIZER HOLDINGS INCORPORATED+<<                                                                            563,354
      3,900   ENPLAS CORPORATION                                                                                             53,645
     18,000   EPISTAR CORPORATION                                                                                            73,006
      8,000   EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                          30,873
     10,894   EXAR CORPORATION+                                                                                             148,049
      4,400   FANUC LIMITED                                                                                                 420,115
     10,000   FARADAY TECHNOLOGY CORPORATION                                                                                 36,775
     67,083   FLEXTRONICS INTERNATIONAL LIMITED+                                                                            774,809
      2,400   FOSTER ELECTRIC COMPANY LIMITED                                                                                28,536
      1,000   FUNAI ELECTRIC COMPANY LIMITED                                                                                 64,174
      5,600   FUTABA CORPORATION CHIBA                                                                                      113,657
     75,687   GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                                  348,160
    196,107   GENERAL ELECTRIC COMPANY                                                                                    7,369,701
      2,445   GENLYTE GROUP INCORPORATED+<<                                                                                 213,008
     16,087   GENTEX CORPORATION                                                                                            285,544
     12,463   GN STORE NORD                                                                                                 145,212
     30,756   GRAFTECH INTERNATIONAL LIMITED+<<                                                                             476,103
     25,000   GS YUASA CORPORATION                                                                                           54,848
      4,300   HAMAMATSU PHOTONICS                                                                                           132,498
    194,800   HANA MICROELECTRONICS PCL                                                                                     146,233
    130,000   HANNSTAR DISPLAY CORPORATION+                                                                                  28,331
     56,000   HARBIN POWER EQUIPMENT                                                                                         69,135
      6,606   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                  783,802
     20,977   HARMONIC INCORPORATED+<<                                                                                      190,891
     13,533   HARRIS CORPORATION                                                                                            675,567
      6,512   HARRIS STRATEX NETWORKS INCORPORATED CLASS A+<<                                                               111,355
        900   HIOKI EE CORPORATION                                                                                           21,113
        800   HIROSE ELECTRIC COMPANY LIMITED                                                                               103,862
      3,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                   92,933
      3,600   HORIBA LIMITED                                                                                                145,242
      6,700   HOSIDEN CORPORATION                                                                                            81,754
      7,819   HUTCHINSON TECHNOLOGY INCORPORATED+                                                                           142,931
      5,987   HYNIX SEMICONDUCTOR INCORPORATED+                                                                             185,521
      2,698   IBERDROLA SA                                                                                                  155,062
      1,994   IBERDROLA SA ADR+                                                                                             151,859
      3,600   IBIDEN COMPANY LIMITED                                                                                        194,347
     10,289   IMATION CORPORATION                                                                                           390,056
      5,836   INDESIT COMPANY SPA                                                                                           138,678
     10,290   INFINEON TECHNOLOGIES AG<<                                                                                    160,215
     44,000   INNOLUX DISPLAY CORPORATION+                                                                                  142,500
     90,000   INOTERA MEMORIES INCORPORATED                                                                                 112,096
    151,634   INTEL CORPORATION                                                                                           3,361,726
      6,163   INTER-TEL INCORPORATED                                                                                        161,162
     12,629   INTERDIGITAL COMMUNICATIONS CORPORATION+<<                                                                    411,074
      7,248   INTERNATIONAL RECTIFIER CORPORATION+                                                                          262,595
     15,244   INTERSIL CORPORATION CLASS A                                                                                  458,844
     18,113   JABIL CIRCUIT INCORPORATED                                                                                    416,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     20,613   JDS UNIPHASE CORPORATION+<<                                                                           $       270,030
      7,000   JUKI CORPORATION                                                                                               42,046
     25,498   KEMET CORPORATION+                                                                                            195,825
     19,000   KENWOOD                                                                                                        32,473
      2,295   KESA ELECTRICALS PLC                                                                                           15,951
      1,100   KEYENCE CORPORATION                                                                                           235,004
     15,000   KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                     60,157
      4,838   KLA-TENCOR CORPORATION<<                                                                                      265,993
      3,700   KOA CORPORATION                                                                                                46,425
     11,456   KONINKLIJKE PHILIPS ELECTRONICS NV                                                                            487,102
      3,147   KONTRON AG                                                                                                     57,843
      2,324   KUDELSKI SA                                                                                                    90,414
      4,100   KYOCERA CORPORATION                                                                                           402,925
     12,658   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    1,205,801
      8,430   LAIRD GROUP PLC                                                                                                99,028
     31,460   LATTICE SEMICONDUCTOR CORPORATION+                                                                            165,794
        308   LEGRAND SA                                                                                                     10,933
      1,687   LG ELECTRONICS INCORPORATED                                                                                   127,280
      9,396   LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                        660,445
      7,182   LINEAR TECHNOLOGY CORPORATION<<                                                                               257,762
      5,278   LITTELFUSE INCORPORATED+                                                                                      211,542
      1,340   LS CABLE LIMITED                                                                                               94,600
      1,420   LS INDUSTRIAL SYSTEMS COMPANY LIMITED                                                                          63,975
      2,800   MABUCHI MOTOR COMPANY LIMITED                                                                                 168,414
     69,000   MACRONIX INTERNATIONAL+                                                                                        28,612
      5,701   MAKITA CORPORATION                                                                                            237,034
      8,700   MALAYSIAN PACIFIC INDUSTRIES                                                                                   26,368
      3,800   MARUBUN CORPORATION                                                                                            47,149
     11,226   MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                           176,473
      7,695   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                        236,621
     19,000   MEDIATEK INCORPORATED                                                                                         300,770
        187   MELEXIS NV                                                                                                      3,377
     17,278   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     1,050,157
     11,732   METHODE ELECTRONICS INCORPORATED                                                                              176,919
     34,000   MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                       24,801
     83,300   MICRON TECHNOLOGY INCORPORATED+<<                                                                           1,014,594
      1,369   MICRONAS SEMICONDUCTOR HOLDING+                                                                                28,558
     15,878   MICROSEMI CORPORATION+<<                                                                                      365,988
      3,300   MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                  63,044
     14,000   MINEBEA COMPANY LIMITED                                                                                        80,756
          5   MINEBEA COMPANY LIMITED ADR                                                                                        58
      1,300   MITSUMI ELECTRIC COMPANY LIMITED                                                                               41,126
      7,793   MOLEX INCORPORATED CLASS A                                                                                    208,463
      9,144   MOOG INCORPORATED CLASS A+<<                                                                                  393,741
     26,000   MOSEL VITELIC INCORPORATED                                                                                     35,020
     62,428   MOTOROLA INCORPORATED                                                                                       1,135,565
     38,012   MRV COMMUNICATIONS INCORPORATED+<<                                                                            125,059
      4,700   MURATA MANUFACTURING COMPANY LIMITED                                                                          332,128
      5,000   NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                       27,241
     84,000   NANYA TECHNOLOGY CORPORATION                                                                                   75,258
     26,004   NATIONAL GRID PLC                                                                                             403,175
     32,287   NATIONAL SEMICONDUCTOR CORPORATION                                                                            869,166
     46,000   NEC CORPORATION                                                                                               234,347
      8,000   NEC TOKIN CORPORATION                                                                                          30,501
      9,735   NETWORK APPLIANCE INCORPORATED+                                                                               313,370
      1,269   NEXANS SA                                                                                                     204,713
     11,000   NGK INSULATORS LIMITED                                                                                        257,149
     10,700   NICHICON CORPORATION                                                                                          158,258
      7,000   NIDEC COPAL ELECTRONICS CORPORATION                                                                            38,710
        300   NIHON DEMPA KOGYO COMPANY LIMITED                                                                              14,963
      2,500   NINTENDO COMPANY LIMITED                                                                                      874,076
     11,000   NIPPON CARBON COMPANY LIMITED                                                                                  45,283
     16,000   NIPPON CHEMI-CON CORPORATION                                                                                  142,777

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      8,000   NISSIN ELECTRIC COMPANY LIMITED                                                                       $        29,844
     41,313   NOKIA OYJ                                                                                                   1,131,231
     21,000   NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                  105,513
         25   NTT DATA CORPORATION                                                                                          119,351
     35,687   NVIDIA CORPORATION+                                                                                         1,237,268
     34,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                          62,580
     13,110   OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                       212,382
      5,204   OMRON CORPORATION                                                                                             133,414
     23,345   ON SEMICONDUCTOR CORPORATION+<<                                                                               250,725
      1,000   ONEX CORPORATION                                                                                               35,462
     27,820   OPENWAVE SYSTEMS INCORPORATED+<<                                                                              286,546
      2,730   OPTEX COMPANY LIMITED                                                                                          57,763
     10,000   PAN-INTERNATIONAL INDUSTRIAL+                                                                                  24,638
      3,600   PARK ELECTROCHEMICAL CORPORATION                                                                              100,260
      4,994   PERLOS OYJ                                                                                                     26,946
        107   PHOENIX MECANO AG                                                                                              49,010
     22,000   PHOENIX PRECISION TECHNOLOGY CORPORATION+                                                                      25,004
     11,868   PHOTRONICS INCORPORATED+                                                                                      174,460
     14,405   PLANTRONICS INCORPORATED                                                                                      350,042
     61,605   PMC-SIERRA INCORPORATED+<<                                                                                    474,975
     18,387   POWER-ONE INCORPORATED+                                                                                        67,296
     19,000   POWERTECH TECHNOLOGY INCORPORATED                                                                              71,598
     33,173   POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                                        211,644
     18,366   PREMIER FARNELL PLC                                                                                            78,189
     42,597   QUALCOMM INCORPORATED                                                                                       1,829,541
     10,635   RAMBUS INCORPORATED+<<                                                                                        200,789
     34,000   REALTEK SEMICONDUCTOR CORPORATION                                                                              86,959
      6,994   REGAL-BELOIT CORPORATION<<                                                                                    339,978
      1,509   RESEARCH IN MOTION LIMITED+                                                                                   250,122
      7,040   REUNERT LIMITED                                                                                                74,217
     58,188   RF MICRO DEVICES INCORPORATED+<<                                                                              379,968
      3,000   RICHTEK TECHNOLOGY CORPORATION                                                                                 35,413
     16,565   RICOH COMPANY LIMITED                                                                                         360,700
     16,941   ROCKWELL COLLINS INCORPORATED                                                                               1,197,220
      2,400   ROHM COMPANY LIMITED                                                                                          215,744
        700   RYOSAN COMPANY LIMITED                                                                                         17,112
      2,600   SAFRAN SA                                                                                                      66,925
      2,380   SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                     109,919
      2,240   SAMSUNG ELECTRONICS COMPANY LIMITED                                                                         1,291,658
      1,516   SAMSUNG SDI COMPANY LIMITED                                                                                    89,052
      2,400   SAMSUNG TECHWIN COMPANY LIMITED                                                                               136,840
      7,000   SANKEN ELECTRIC COMPANY LIMITED                                                                                67,469
     54,064   SANMINA-SCI CORPORATION+                                                                                      193,008
      9,000   SANSHIN ELECTRONICS COMPANY LIMITED                                                                           115,661
      6,000   SANYO DENKI COMPANY LIMITED                                                                                    41,857
     11,418   SANYO ELECTRIC COMPANY LIMITED<<                                                                               94,201
      6,500   SECOM COMPANY LIMITED                                                                                         307,108
      5,800   SEIKO EPSON CORPORATION                                                                                       167,757
    344,000   SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                         48,901
     22,162   SEMTECH CORPORATION+<<                                                                                        368,997
     23,000   SHARP CORPORATION                                                                                             440,345
      9,000   SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                              41,413
      2,200   SHINKAWA LIMITED                                                                                               46,910
      3,100   SHINKO ELECTRIC INDUSTRIES                                                                                     59,478
     18,252   SILICON IMAGE INCORPORATED+                                                                                   152,952
     49,000   SILICON INTEGRATED SYSTEMS CORPORATION                                                                         28,328
     12,156   SILICON LABORATORIES INCORPORATED+<<                                                                          420,841
     27,560   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                      108,862
    124,089   SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                        363,581
     49,600   SKYWORKS SOLUTIONS INCORPORATED+                                                                              351,664
    654,000   SKYWORTH DIGITAL HOLDINGS LIMITED                                                                             100,507
     11,000   SMK CORPORATION                                                                                                67,428

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     21,994   SONY CORPORATION                                                                                      $     1,266,869
      1,237   SPECTRIS PLC                                                                                                   22,926
      2,000   STAR MICRONICS COMPANY LIMITED                                                                                 46,343
     13,769   STMICROELECTRONICS NV                                                                                         265,861
      1,500   SUMIDA ELECTRIC CORPORATION                                                                                    23,307
     11,016   SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                             23,941
     25,000   TA-I TECHNOLOGY COMPANY LIMITED                                                                                90,803
      1,040   TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                           38,672
      7,000   TAIYO YUDEN COMPANY LIMITED                                                                                   145,234
     16,000   TAMURA CORPORATION                                                                                             73,098
      1,100   TANBERG ASA                                                                                                    24,805
    160,000   TATUNG COMPANY LIMITED+                                                                                        68,284
    412,000   TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                    35,879
         80   TDK CORPORATION                                                                                                 7,277
     45,000   TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                                    23,291
     23,000   TEIKOKY TSUSHIN KOGYO COMPANY                                                                                 105,834
      8,327   TELEFLEX INCORPORATED                                                                                         668,658
        136   TELENT PLC+                                                                                                     1,333
     44,664   TELLABS INCORPORATED+                                                                                         489,071
     11,092   TESSERA TECHNOLOGIES INCORPORATED+                                                                            504,353
     38,310   TEXAS INSTRUMENTS INCORPORATED                                                                              1,354,642
      6,080   THOMAS & BETTS CORPORATION+                                                                                   352,762
     10,000   TOA CORPORATION                                                                                                75,596
     14,000   TOKO INCORPORATED                                                                                              33,706
      3,600   TOKYO ELECTRON LIMITED                                                                                        258,833
     29,000   TOKYO ROPE MANUFACTURING                                                                                       51,471
        800   TOKYO SEIMITSU COMPANY LIMITED                                                                                 29,187
     23,000   TOSHIBA TEC CORPORATION                                                                                       132,104
     15,000   TRANSCEND INFORMATION INCORPORATED                                                                             55,390
     13,492   TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                          275,237
     15,000   TRIPOD TECHNOLOGY CORPORATION                                                                                  67,875
     38,825   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                          204,996
     64,000   TRULY INTERNATIONAL                                                                                            77,864
        800   ULVAC INCORPORATED                                                                                             26,754
        271   UNAXIS HOLDING AG+                                                                                            146,032
    212,100   UNISEM BHD                                                                                                    100,480
     19,866   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                       837,352
      5,000   VENTURE CORPORATION LIMITED                                                                                    49,366
     53,000   VIA TECHNOLOGIES INCORPORATED+                                                                                 52,617
      8,000   VICTOR COMPANY OF JAPAN LIMITED                                                                                34,971
     17,810   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                          317,374
          8   WACOM COMPANY LIMITED                                                                                          18,537
    134,000   WALSIN LIHWA CORPORATION+                                                                                      70,369
     26,852   WESTAR ENERGY INCORPORATED                                                                                    711,847
     75,000   WINDBOND ELECTRONICS CORPORATION+                                                                              27,014
     37,000   WINTEK CORPORATION                                                                                             36,005
     40,000   YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                                           7,216
     57,000   YAGEO CORPORATION+                                                                                             25,534
      5,000   YAMAICHI ELECTRONICS COMPANY LIMITED                                                                           37,223
      5,000   YASKAWA ELECTRIC CORPORATION                                                                                   54,273
      9,700   YOKOGAWA ELECTRIC CORPORATION                                                                                 122,984
      3,200   YOKOWO COMPANY LIMITED                                                                                         27,977

                                                                                                                         79,641,691
                                                                                                                    ---------------
ENERGY - 0.00%
        118   SOLARWORLD AG                                                                                                  10,781
                                                                                                                    ---------------
ENGINEERING CONSTRUCTION - 0.01%
      1,642   AKER KVAERNER ASA                                                                                              40,293

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
ENGINEERING CONSTRUCTION (continued)
     20,000   ANHUI CONCH CEMENT COMPANY LIMITED                                                                    $       112,442

                                                                                                                            152,735
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.05%
     16,137   ACCENTURE LIMITED CLASS A                                                                                     660,649
     11,561   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                        534,696
     23,752   APPLERA CORPORATION+                                                                                          317,089
     13,076   AVENG LIMITED                                                                                                  91,807
     20,475   BEARINGPOINT INCORPORATED+<<                                                                                  151,310
     58,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                  63,954
      2,621   BOUYGUES SA                                                                                                   231,351
     10,415   CELGENE CORPORATION+<<                                                                                        637,815
      6,656   CEPHALON INCORPORATED+<<                                                                                      552,515
      3,000   CHIYODA CORPORATION                                                                                            60,394
      5,542   CORE LABORATORIES NV+                                                                                         509,476
      3,658   CORPORATE EXECUTIVE BOARD COMPANY<<                                                                           243,294
     11,340   CV THERAPEUTICS INCORPORATED+<<                                                                               119,524
      6,118   DOWNER EDI LIMITED                                                                                             37,843
      8,830   FLUOR CORPORATION                                                                                             919,203
     12,302   GEN-PROBE INCORPORATED+                                                                                       665,415
     26,863   GRUPO AEROPORTUARIO DEL SURESTE SAB                                                                           136,723
     23,203   INCYTE CORPORATION+<<                                                                                         164,509
     12,834   JACOBS ENGINEERING GROUP INCORPORATED+                                                                        743,730
      1,900   JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                         32,317
     50,200   MALAYSIA AIRPORTS HOLDINGS BHD                                                                                 41,655
      5,910   MOODY'S CORPORATION                                                                                           411,632
      9,774   MYRIAD GENETICS INCORPORATED+<<                                                                               372,096
     12,688   NAVIGANT CONSULTING INCORPORATED+                                                                             264,418
      8,694   PAYCHEX INCORPORATED                                                                                          351,238
     11,981   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                               437,307
    244,400   POWER LINE ENGINEERING PCL                                                                                     47,984
      3,721   QUEST DIAGNOSTICS INCORPORATED                                                                                182,403
     14,959   REGENERON PHARMACEUTICAL INCORPORATED+                                                                        335,680
     10,968   RESOURCES GLOBAL PROFESSIONALS+<<                                                                             353,828
      1,360   SAMSUNG ENGINEERING COMPANY LIMITED                                                                           140,720
     31,734   SERVICEMASTER COMPANY                                                                                         491,242
      1,500   SNC-LAVALIN GROUP INCORPORATED                                                                                 55,409
    391,200   SOLARTRON PCL                                                                                                  29,367
        839   STOLT OFFSHORE SA+                                                                                             18,919
      9,659   TELIK INCORPORATED+<<                                                                                          57,954
     17,603   TETRA TECH INCORPORATED+                                                                                      388,322
      2,796   TRANSFIELD SERVICES LIMITED                                                                                    28,153
     20,000   TRANSMILE GROUP BHD                                                                                            52,376
      7,166   WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                                  601,944
     10,015   WATSON WYATT & COMPANY HOLDINGS                                                                               516,474

                                                                                                                         12,052,735
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
      5,622   ACERINOX SA                                                                                                   143,200
      7,781   ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                           785,881
     15,124   APTARGROUP INCORPORATED                                                                                       568,057
      3,200   ASSA ABLOY AB CLASS B                                                                                          71,914
        407   BOEHLER-UDDEHOLM AG                                                                                            39,572
     13,067   COMMERCIAL METALS COMPANY                                                                                     459,305
      2,700   FORTUNE BRANDS INCORPORATED                                                                                   218,106
        200   FP CORPORATION                                                                                                  5,752
        400   FUJI SEAL INTERNATIONAL INCORPORATED                                                                            8,989
      4,456   HOGANAS AB                                                                                                    134,915
     89,000   KOBE STEEL LIMITED                                                                                            305,686

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
     26,936   NAMPAK LIMITED                                                                                        $        80,959
      4,750   NCI BUILDING SYSTEMS INCORPORATED+<<                                                                          244,198
     41,000   NISSHIN STEEL COMPANY LIMITED                                                                                 168,447
     14,000   NTN CORPORATION                                                                                               115,727
     23,501   SHAW GROUP INCORPORATED+                                                                                      950,850
     12,432   SNAP-ON INCORPORATED                                                                                          672,198
      3,721   SSAB SVENSKT STAL AB CLASS A                                                                                  138,743
     93,000   SUMITOMO METAL INDUSTRIES LIMITED                                                                             503,591
     16,588   TASER INTERNATIONAL INCORPORATED+<<                                                                           174,838
      1,174   VOESTALPINE AG                                                                                                 85,239

                                                                                                                          5,876,167
                                                                                                                    ---------------
FINANCE & FINANCIAL SERVICES - 0.19%
    636,000   ASIA PLUS SECURITIES PCL                                                                                       57,292
     62,312   AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                          139,829
     46,863   CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                   228,948
  1,651,000   CHINA CONSTRUCTION BANK                                                                                       989,528
         47   E*TRADE SECURITIES COMPANY LIMITED                                                                             53,681
     21,881   JANUS CAPITAL GROUP INCORPORATED<<                                                                            605,666
    848,000   KGI SECURITIES COMPANY LIMITED                                                                                 39,174
    231,400   KUALA LUMPUR CITY CORPORATION BHD                                                                              64,344

                                                                                                                          2,178,462
                                                                                                                    ---------------
FINANCIAL - 0.00%
        694   LONDON STOCK EXCHANGE GROUP PLC                                                                                19,637
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.35%
  1,709,000   AYALA LAND INCORPORATED                                                                                       572,375
      3,332   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                    67,440
    137,000   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                 103,874
     21,087   ING GROEP NV                                                                                                  939,451
      5,625   KOMERCNI BANKA AS                                                                                           1,029,861
      6,140   KOOKMIN BANK                                                                                                  556,557
      2,699   LG CARD COMPANY LIMITED+                                                                                      143,706
      6,505   SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                       401,742
      8,090   WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                        192,266
        134   ZURICH FINANCIAL SERVICES AG                                                                                   41,000

                                                                                                                          4,048,272
                                                                                                                    ---------------
FISHING, HUNTING & TRAPPING - 0.01%
      4,900   NIPPON SUISAN KAISHA LIMITED                                                                                   32,975
     25,200   PAN FISH ASA+                                                                                                  27,911

                                                                                                                             60,886
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 2.43%
     13,000   AJINOMOTO COMPANY INCORPORATED                                                                                150,189
     13,636   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                         727,344
      9,300   ASAHI BREWERIES LIMITED                                                                                       148,403
      5,000   ASIA PACIFIC BREWERIES LIMITED                                                                                 50,347
      3,633   ASSOCIATED BRITISH FOODS PLC                                                                                   66,722
     14,058   BIDVEST GROUP LIMITED                                                                                         283,352
     20,351   CADBURY SCHWEPPES PLC                                                                                         286,313
        300   CARLSBERG AS                                                                                                   36,418
     19,000   CHINA MENGNIU DAIRY COMPANY                                                                                    62,048
      4,944   CIA CERVECERIAS UNIDAS SA                                                                                      34,804
        896   CJ CORPORATION                                                                                                 95,510
     22,889   COCA-COLA AMATIL LIMITED                                                                                      179,108
     40,633   COCA-COLA COMPANY                                                                                           2,153,143

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
     11,500   COCA-COLA FEMSA SAB DE CV                                                                             $        46,109
      1,110   COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                         51,379
      1,500   COCA-COLA WEST JAPAN COMPANY LIMITED                                                                           31,676
     19,123   COMPASS GROUP PLC                                                                                             142,754
      9,014   CONAGRA FOODS INCORPORATED                                                                                    229,857
     23,139   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                  562,278
     22,518   CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                      923,914
      3,014   COSAN SA INDUSTRIA E COMERCIO+                                                                                 64,328
        500   DANISCO AS                                                                                                     42,361
     22,381   DEL MONTE FOODS COMPANY                                                                                       269,691
     26,102   DIAGEO PLC                                                                                                    556,648
      6,288   DISTELL GROUP LIMITED                                                                                          47,690
      7,326   EMBOTELLADORA ANDINA SA                                                                                        24,392
     36,798   EMBOTELLADORAS ARCA SA DE CV                                                                                  133,459
      2,000   EZAKI GLICO COMPANY LIMITED                                                                                    22,186
     13,289   FLOWERS FOODS INCORPORATED<<                                                                                  458,471
     44,314   FOSTER'S GROUP LIMITED                                                                                        233,375
      6,533   GENERAL MILLS INCORPORATED                                                                                    400,081
      1,518   GREENE KING PLC                                                                                                33,455
      2,304   GROUPE DANONE                                                                                                 360,950
     24,800   GRUPO BIMBO SAB DE CV                                                                                         158,875
     35,600   GRUPO CONTINENTAL SA+                                                                                          79,557
     29,700   GRUPO MODELO SA DE CV                                                                                         164,408
      5,600   H.J. HEINZ COMPANY                                                                                            266,448
     17,011   HANSEN NATURAL CORPORATION+<<                                                                                 677,038
      1,067   HEINEKEN HOLDING NV                                                                                            53,997
     35,333   HERCULES INCORPORATED+                                                                                        665,320
      3,889   HERSHEY COMPANY                                                                                               204,989
        473   HITE BREWERY COMPANY LIMITED                                                                                   62,197
      8,360   HORMEL FOODS CORPORATION                                                                                      313,082
      1,800   HOUSE FOODS CORPORATION                                                                                        29,034
        360   IAWS GROUP PLC                                                                                                  8,768
     15,936   ILLOVO SUGAR LIMITED                                                                                           54,388
      1,923   INBEV NA                                                                                                      162,003
    188,500   INDOFOOD SUKSES MAKMUR TBK PT                                                                                  36,944
     14,238   J SAINSBURY PLC                                                                                               157,317
    940,200   JG SUMMIT HOLDINGS                                                                                            243,786
      6,309   JM SMUCKER COMPANY                                                                                            364,029
      1,800   KAGOME COMPANY LIMITED                                                                                         27,717
      1,361   KERRY GROUP PLC                                                                                                39,831
      4,000   KIKKOMAN CORPORATION                                                                                           59,852
     20,000   KIRIN BREWERY COMPANY LIMITED                                                                                 309,614
     31,146   KRAFT FOODS INCORPORATED CLASS A                                                                            1,053,981
      5,940   LANCASTER COLONY CORPORATION                                                                                  260,231
          1   LINDT & SPRUENGLI AG                                                                                           28,339
      5,266   LION NATHAN LIMITED                                                                                            39,855
         24   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                        28,842
         38   LOTTE CONFECTIONERY COMPANY LIMITED                                                                            49,476
     10,322   M. DIAS BRANCO SA+                                                                                            161,197
     12,028   MCCORMICK & COMPANY INCORPORATED                                                                              448,524
      7,000   MEIJI DAIRIES CORPORATION                                                                                      46,532
      7,000   MEIJI SEIKA KAISHA LIMITED                                                                                     32,153
      8,079   MOLSON COORS BREWING COMPANY                                                                                  739,794
         25   NAMYANG DAIRY PRODUCTS COMPANY LIMITED                                                                         24,493
      4,044   NESTLE SA                                                                                                   1,574,941
          6   NESTLE SA ADR                                                                                                     584
      6,000   NICHIREI CORPORATION                                                                                           31,947
      5,000   NIPPON MEAT PACKERS INCORPORATED                                                                               60,559
      5,000   NISSHIN SEIFUN GROUP INCORPORATED                                                                              51,602
      2,100   NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                           75,752
        131   NONG SHIM COMPANY LIMITED                                                                                      36,569
     24,790   NORTHERN FOODS PLC                                                                                             62,341

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
FOOD & KINDRED PRODUCTS (continued)
      3,883   NORTHUMBRIAN WATER GROUP PLC                                                                          $        26,680
        179   ORION CORPORATION                                                                                              50,740
     15,686   PARMALAT SPA+                                                                                                  70,073
     14,565   PEPSI BOTTLING GROUP INCORPORATED                                                                             509,629
      6,810   PEPSIAMERICAS INCORPORATED                                                                                    167,662
     43,323   PEPSICO INCORPORATED                                                                                        2,960,261
      5,000   PERDIGAO SA                                                                                                    89,485
        838   PERNOD-RICARD                                                                                                 184,033
     32,700   PPB GROUP BHD                                                                                                  69,278
      2,800   QP CORPORATION                                                                                                 26,251
     12,717   RAINBOW CHICKEN LIMITED                                                                                        29,649
      6,300   RALCORP HOLDINGS INCORPORATED+                                                                                366,408
      1,720   ROYAL NUMICO NV                                                                                                85,608
        467   SAMYANG CORPORATION                                                                                            35,234
    357,600   SAN MIGUEL CORPORATION+                                                                                       591,106
        695   SAPUTO INCORPORATED                                                                                            27,375
     13,000   SARA LEE CORPORATION                                                                                          232,700
     11,116   SCOTTISH & NEWCASTLE PLC                                                                                      142,851
     13,944   SMITHFIELD FOODS INCORPORATED+                                                                                448,160
      3,000   SODEXHO ALLIANCE SA                                                                                           226,618
      5,133   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                                 174,111
      4,940   TATE & LYLE PLC                                                                                                58,740
    205,000   THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                           37,531
      7,423   TIGER BRANDS LIMITED                                                                                          196,001
     72,000   TINGYI CAYMAN ISLANDS HOLDING CORPORATION                                                                      83,632
      2,000   TOYO SUISAN KAISHA LIMITED                                                                                     37,962
      8,735   TREEHOUSE FOODS INCORPORATED+                                                                                 244,929
      8,000   TSINGTAO BREWERY COMPANY LIMITED                                                                               19,671
     30,298   TYSON FOODS INCORPORATED CLASS A                                                                              675,342
      1,900   UNICHARM PETCARE CORPORATION                                                                                   63,229
     31,677   UNILEVER NV                                                                                                   944,952
     12,563   UNILEVER PLC                                                                                                  387,821
     18,387   VINA CONCHA Y TORO SA                                                                                          37,082
     25,300   WILLIAM MORRISON SUPERMARKETS PLC                                                                             157,430
     58,930   WILMAR INTERNATIONAL LIMITED+                                                                                 132,548
      5,600   WM. WRIGLEY JR. COMPANY                                                                                       328,160
        836   WOLVERHAMPTON & DUDLEY BREWERIES PLC                                                                            7,743
      3,200   YAKULT HONSHA COMPANY LIMITED                                                                                  76,779
      3,000   YAMAZAKI BAKING COMPANY LIMITED                                                                                26,943
      8,300   YANTAI CHANGYU PIONEER WINE COMPANY CLASS B                                                                    41,221

                                                                                                                         27,927,289
                                                                                                                    ---------------
FOOD STORES - 0.62%
        400   ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                                   8,571
    277,000   C.P. SEVEN ELEVEN PCL                                                                                          79,177
      4,000   CAFE DE CORAL HOLDINGS LIMITED                                                                                  7,284
      5,293   CARREFOUR SA                                                                                                  385,728
      1,796   CASINO GUICHARD PERRACHON SA                                                                                  200,579
  2,271,402   CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR                                                             76,762
        129   COLRUYT SA                                                                                                     30,102
      2,612   DELHAIZE GROUP                                                                                                249,395
    107,244   DISTRIBUCION Y SERVICIO D&S SA                                                                                 55,499
        500   GEORGE WESTON LIMITED                                                                                          34,980
    138,600   JOLLIBEE FOODS CORPORATION                                                                                    166,212
      2,100   KAPPA CREATE COMPANY LIMITED                                                                                   29,369
      3,000   KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                         53,739
        700   KESKO OYJ                                                                                                      48,385
     14,329   KONINKLIJKE AHOLD NV+                                                                                         178,729
     12,459   KROGER COMPANY                                                                                                377,757
     50,000   LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                                                   61,152
      1,000   LOBLAW COMPANIES LIMITED+                                                                                      46,774
        432   LUMINAR PLC                                                                                                     6,758

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
FOOD STORES (continued)
      6,800   MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                           $       111,750
      2,930   METRO AG                                                                                                      236,982
      4,400   MINISTOP COMPANY LIMITED                                                                                       78,274
      5,500   NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                 74,343
      7,079   PANERA BREAD COMPANY+<<                                                                                       399,043
      2,000   PLENUS COMPANY LIMITED                                                                                         39,606
     24,000   PRESIDENT CHAIN STORE CORPORATION                                                                              65,306
    158,086   RIPLEY CORPORATION SA+                                                                                        228,888
      7,916   SAFEWAY INCORPORATED                                                                                          272,944
     16,380   SEVEN & I HOLDINGS COMPANY LIMITED                                                                            473,768
     15,870   SHOPRITE HOLDINGS LIMTIED                                                                                      74,491
     19,470   STARBUCKS CORPORATION+                                                                                        560,931
     79,419   TESCO PLC                                                                                                     721,426
      5,065   THE PANTRY INCORPORATED+                                                                                      220,631
      7,319   THE SPAR GROUP LIMITED                                                                                         53,967
     14,483   WHOLE FOODS MARKET INCORPORATED<<                                                                             595,251
     29,031   WOOLWORTHS LIMITED                                                                                            661,315
      2,300   YAOKO COMPANY LIMITED                                                                                          58,587
         37   YOSHINOYA D&C COMPANY LIMITED                                                                                  70,230

                                                                                                                          7,094,685
                                                                                                                    ---------------
FOOTWEAR - 0.07%
      4,000   ASICS CORPORATION                                                                                              51,569
      8,684   CROCS INCORPORATED+<<                                                                                         706,530

                                                                                                                            758,099
                                                                                                                    ---------------
FORESTRY - 0.03%
      3,000   SUMITOMO FORESTING                                                                                             32,933
      3,824   WEYERHAEUSER COMPANY                                                                                          313,415

                                                                                                                            346,348
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.30%
      3,110   CERSANIT-KRASNYSTAW SA                                                                                         53,174
      9,125   ETHAN ALLEN INTERIORS INCORPORATED<<                                                                          331,329
     13,193   FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                                 191,299
      6,237   HERMAN MILLER INCORPORATED                                                                                    224,532
     44,413   HOUSEWARES INTERNATIONAL LIMITED                                                                              103,341
      1,000   ITOKI CORPORATION                                                                                               7,469
      5,057   KINETIC CONCEPTS INCORPORATED+<<                                                                              253,760
     15,271   LA-Z-BOY INCORPORATED<<                                                                                       179,587
     19,761   LEGGETT & PLATT INCORPORATED<<                                                                                483,552
      7,078   MASCO CORPORATION<<                                                                                           213,826
     30,419   NEWELL RUBBERMAID INCORPORATED                                                                                966,107
      5,775   NOBIA AB                                                                                                       71,568
      1,000   OKAMURA CORPORATION                                                                                             9,893
      4,500   SANGETSU COMPANY LIMITED                                                                                       97,432
     12,223   SELECT COMFORT CORPORATION+<<                                                                                 221,481
      2,100   TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                      32,578

                                                                                                                          3,440,928
                                                                                                                    ---------------
GAS DISTRIBUTION - 0.01%
      1,576   GAZ DE FRANCE                                                                                                  79,140
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.36%
     14,132   99 CENTS ONLY STORES+                                                                                         198,413
      2,300   ASKUL CORPORATION                                                                                              36,248
      3,000   BELLUNA COMPANY LIMITED                                                                                        40,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
GENERAL MERCHANDISE STORES (continued)
     33,600   BIG C SUPERCENTER PCL                                                                                 $        46,323
     33,143   BIG LOTS INCORPORATED+<<                                                                                    1,044,005
      7,289   BJ'S WHOLESALE CLUB INCORPORATED+                                                                             275,670
     14,755   CASEY'S GENERAL STORES INCORPORATED                                                                           398,533
      2,100   CAWACHI LIMITED                                                                                                60,567
    134,746   CENCOSUD SA                                                                                                   543,496
      2,900   CIRCLE K SUNKUS COMPANY LIMITED                                                                                50,399
      5,005   COMPAGNIE FINANCIERE RICHEMONT AG                                                                             307,909
      8,234   DAVID JONES LIMITED                                                                                            35,386
     34,457   DOLLAR GENERAL CORPORATION                                                                                    745,649
      1,100   DON QUIJOTE COMPANY LIMITED                                                                                    21,647
     23,706   DSG INTERNATIONAL PLC                                                                                          79,001
     15,801   FAMILY DOLLAR STORES INCORPORATED<<                                                                           531,704
      3,600   FAMILYMART COMPANY LIMITED                                                                                     91,701
      9,957   FEDERATED DEPARTMENT STORES INCORPORATED+                                                                     397,583
     17,281   FOOT LOCKER INCORPORATED                                                                                      379,145
     10,356   FRED'S INCORPORATED                                                                                           148,919
     42,895   HARVEY NORMAN HOLDINGS LIMITED                                                                                182,568
      3,701   HELLENIC DUTY FREE SHOPS SA                                                                                    76,889
      7,703   HOME RETAIL GROUP                                                                                              71,955
        679   HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                       83,796
      5,000   IZUMIYA COMPANY LIMITED                                                                                        36,976
      5,065   JC PENNEY COMPANY INCORPORATED                                                                                407,631
        747   KARSTADTQUELLE AG                                                                                              26,736
      3,400   LAWSON INCORPORATED                                                                                           121,249
      5,500   LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                       20,708
     16,288   MARKS & SPENCER GROUP PLC                                                                                     225,443
  1,048,500   MATAHARI PUTRA PRIMA TBK PT                                                                                    90,275
      3,300   MATSUMOTOKIYOSHI COMPANY LIMITED                                                                               76,873
      9,000   MATSUZAKAYA HOLDINGS COMPANY LIMITED                                                                           71,364
     85,355   ORGANIZACION SORIANA SAB DE CV CLASS B                                                                        265,455
     10,592   PACIFIC BRANDS LIMITED                                                                                         30,347
     58,389   PICK'N PAY HOLDINGS LIMITED                                                                                   128,751
     14,348   PICK'N PAY STORES LIMITED                                                                                      72,727
    704,000   RAMAYANA LESTARI SENTOSA TBK PT                                                                                61,412
     22,000   ROBINSON & COMPANY LIMITED                                                                                     70,485
    192,618   SACI FALABELLA                                                                                                919,846
     37,235   SAKS INCORPORATED+                                                                                            746,189
        260   SHINSEGAE COMPANY LIMITED                                                                                     186,355
     12,000   SIAM MAKRO PLC                                                                                                 33,608
      7,702   STEIN MART INCORPORATED                                                                                        96,583
      2,200   SUGI PHARMACY COMPANY LIMITED                                                                                  47,362
      2,400   SUNDRUG COMPANY LIMITED                                                                                        47,132
     20,031   TARGET CORPORATION                                                                                          1,250,535
     11,000   TJX COMPANIES INCORPORATED<<                                                                                  307,670
     67,328   WAL-MART STORES INCORPORATED                                                                                3,204,813
    322,580   WALMART DE MEXICO SA DE CV SERIES V                                                                         1,216,490
     56,000   WUMART STORES INCORPORATED                                                                                     48,825

                                                                                                                         15,660,316
                                                                                                                    ---------------
HEALTH SERVICES - 1.10%
     12,489   APRIA HEALTHCARE GROUP INCORPORATED+                                                                          361,681
    109,900   BANGKOK DUSIT MEDICAL SERVICES PCL                                                                            129,304
     26,572   BANMEDICA SA                                                                                                   35,136
     57,733   BIOTON SA+                                                                                                     41,197
      7,876   BOOTS GROUP PLC                                                                                               175,994
      5,193   BROOKDALE SENIOR LIVING INCORPORATED<<                                                                        245,162
     47,000   CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                    37,920
    702,000   CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                          70,124
      9,596   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                        365,800
      7,329   COVANCE INCORPORATED+                                                                                         487,745
     10,463   DAVITA INCORPORATED+<<                                                                                        577,871

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
      1,600   DIAGNOSTICOS DA AMERICA SA+                                                                           $        37,689
     13,799   EDWARDS LIFESCIENCES CORPORATION+<<                                                                           692,710
     10,083   ENZO BIOCHEM INCORPORATED+<<                                                                                  163,950
        564   FRESENIUS MEDICAL CARE AG & COMPANY                                                                            82,780
      1,596   GRIFOLS SA+                                                                                                    31,783
     27,053   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+<<                                                         297,583
     15,766   HEALTHSCOPE LIMITED                                                                                            75,850
      8,333   HEALTHWAYS INCORPORATED+<<                                                                                    388,484
     30,254   HUMAN GENOME SCIENCES INCORPORATED+<<                                                                         320,390
     12,671   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                   997,715
      8,411   LINCARE HOLDINGS INCORPORATED+                                                                                337,197
      9,097   MAGELLAN HEALTH SERVICES INCORPORATED+                                                                        407,546
      7,463   MANOR CARE INCORPORATED                                                                                       507,484
     15,912   MEDI-CLINIC CORPORATION                                                                                        58,776
      8,427   NAUTILUS INCORPORATED                                                                                         108,540
     19,967   NEKTAR THERAPEUTICS+<<                                                                                        226,426
     69,244   NETWORK HEALTHCARE HOLDINGS LIMITED                                                                           150,742
        450   NOVOZYMES AS                                                                                                   48,286
     10,495   ODYSSEY HEALTHCARE INCORPORATED+                                                                              136,120
     13,000   PARKWAY HOLDINGS LIMITED                                                                                       35,870
     11,434   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                         658,827
     12,491   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                           487,399
      1,506   QIAGEN NV+                                                                                                     26,282
        433   RHOEN KLINIKUM AG                                                                                              27,051
      7,087   ROCHE HOLDING AG                                                                                            1,300,749
     12,286   SIERRA HEALTH SERVICES INCORPORATED+<<                                                                        512,080
      6,055   SONIC HEALTHCARE LIMITED                                                                                       73,001
     10,534   SUNRISE SENIOR LIVING INCORPORATED+<<                                                                         412,511
     34,540   SYMBION HEALTH LIMITED                                                                                        124,985
          2   TAKARA BIO INCORPORATED+                                                                                        6,639
     51,734   TENET HEALTHCARE CORPORATION+<<                                                                               359,551
     33,000   TONG REN TANG TECHNOLOGIES COMPANY LIMITED                                                                     84,439
      5,156   UNIVERSAL HEALTH SERVICES CLASS B                                                                             318,589
        660   VALLOUREC SA                                                                                                  211,226
     11,481   WATSON PHARMACEUTICALS INCORPORATED+                                                                          354,304

                                                                                                                         12,591,488
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.36%
        244   ACCIONA SA                                                                                                     65,335
      1,961   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                    131,351
     66,000   ANHUI EXPRESSWAY COMPANY                                                                                       57,138
      2,240   AUTOSTRADA TORINO-MILANO SPA                                                                                   57,568
      5,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                    17,769
      6,555   CIA DE CONCESSOES RODOVIARIAS                                                                                 110,251
      3,950   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                      194,775
        184   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                       18,197
      6,928   FOSTER WHEELER LIMITED+                                                                                       717,325
      8,140   GRANITE CONSTRUCTION INCORPORATED                                                                             557,509
        591   GRUPO FERROVIAL SA                                                                                             62,783
     16,500   HITACHI ZOSEN CORPORATION+                                                                                     28,607
     11,000   HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                        11,044
        897   HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                      306,477
    128,000   JIANGSU EXPRESS                                                                                               122,944
     12,092   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                         943,176
     19,459   MULTIPLEX GROUP                                                                                                79,276
      1,000   NAMURA SHIPBUILDING COMPANY LIMITED                                                                            14,947
    136,500   PLUS EXPRESSWAYS BHD                                                                                          122,101
      3,470   SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                      152,780
     34,000   SHENZHEN EXPRESSWAY COMPANY LIMITED                                                                            26,909
      7,789   SKANSKA AB                                                                                                    181,797
     11,705   TECHNICAL OLYMPIC SA                                                                                           31,499

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
    168,000   ZHEJIANG EXPRESSWAY COMPANY LIMITED                                                                   $       164,591

                                                                                                                          4,176,149
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 3.83%
      3,455   3I GROUP PLC                                                                                                   83,054
     19,410   ABB LIMITED                                                                                                   415,204
      1,938   ACKERMANS & VAN HAAREN NV                                                                                     191,482
      3,058   AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                     398,152
      1,960   ALCON INCORPORATED                                                                                            270,598
      6,877   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                                  723,460
      6,000   ALLIED GROUP LIMITED                                                                                           18,672
     10,021   AMB PROPERTY CORPORATION                                                                                      579,715
     13,732   AMERICAN HOME MORTGAGE INVESTMENT CORPORATION<<                                                               299,907
      9,452   AMVESCAP PLC                                                                                                  112,016
     77,628   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                      1,198,576
     42,935   ANTARCHILE SA                                                                                                 794,412
      4,126   ARCHSTONE-SMITH TRUST                                                                                         254,574
      8,390   ASPEN INSURANCE HOLDINGS LIMITED                                                                              227,537
     14,585   ASPEN PHARMACARE HOLDINGS LIMITED                                                                              79,890
      8,054   AVALONBAY COMMUNITIES INCORPORATED                                                                          1,050,161
     13,805   AVI LIMITED                                                                                                    42,947
     44,408   AYALA CORPORATION CLASS A                                                                                     508,562
     98,518   BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                          148,063
      9,616   BARLOWORLD LIMITED                                                                                            266,736
      2,889   BOSTON PROPERTIES INCORPORATED                                                                                334,200
      4,948   BRADESPAR SA+                                                                                                 187,772
     11,916   BRE PROPERTIES INCORPORATED                                                                                   753,330
      5,550   BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                      233,499
      5,709   CAMDEN PROPERTY TRUST                                                                                         426,177
     29,000   CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                                 23,175
      1,302   CLOSE BROTHERS GROUP PLC                                                                                       24,363
     14,070   COLONIAL PROPERTIES TRUST<<                                                                                   694,355
     10,118   CORPORATE OFFICE PROPERTIES TRUST<<                                                                           455,816
        348   CORPORATION FINANCIERA ALBA                                                                                    27,721
     12,185   COUSINS PROPERTIES INCORPORATED                                                                               394,550
      9,700   CRESCENT REAL ESTATE EQUITIES COMPANY                                                                         216,892
     29,000   DAIWA SECURITIES GROUP INCORPORATED                                                                           333,846
     49,625   DCT INDUSTRIAL TRUST INCORPORATED                                                                             548,356
     12,820   DIGITAL REALITY TRUST INCORPORATED<<                                                                          520,492
     14,885   DUKE REALTY CORPORATION<<                                                                                     597,186
     22,231   E & O PROPERTY DEVELOPMENT BHD+                                                                                23,026
     51,631   EMPRESAS COPEC SA                                                                                             753,443
     16,669   EQUITY INNS INCORPORATED                                                                                      333,213
      4,848   EQUITY LIFESTYLE PROPERTIES INCORPORATED<<                                                                    264,022
      5,518   ESSEX PROPERTY TRUST INCORPORATED<<                                                                           702,055
        119   EURAZEO                                                                                                        17,807
     20,056   FELCOR LODGING TRUST INCORPORATED                                                                             525,267
     19,444   FRANKLIN STREET PROPERTIES CORPORATION<<                                                                      373,325
      1,608   GEA GROUP AG                                                                                                   51,863
    111,500   GENTING BHD                                                                                                   259,188
        145   GIMV NV                                                                                                        10,432
     42,860   GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                                    65,319
      1,000   GREAT EASTERN HOLDINGS LIMITED                                                                                 12,423
    106,771   GRUPO CARSO SA DE CV+                                                                                         451,362
      2,050   GS HOLDINGS CORPORATION                                                                                       104,953
     22,683   HEALTH CARE PROPERTY INVESTORS INCORPORATED                                                                   741,054
      9,072   HENDERSON GROUP PLC                                                                                            29,236
      8,000   HIAP TECK VENTURE BHD                                                                                           4,708
      5,600   HKR INTERNATIONAL LIMITED                                                                                       3,944
      7,784   HOME PROPERTIES INCORPORATED<<                                                                                448,358
     10,360   HOSPITALITY PROPERTIES TRUST                                                                                  460,398
     58,600   HOST HOTELS & RESORTS INCORPORATED                                                                          1,495,472

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     63,836   HRPT PROPERTIES TRUST                                                                                 $       732,837
      5,189   ICAP PLC                                                                                                       54,945
     20,681   IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                        128,015
      8,852   IMPERIAL HOLDING LIMITED                                                                                      188,354
    109,484   IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                              162,603
      2,000   INDUSTRIVARDEN AB CLASS A                                                                                      44,079
      1,200   INDUSTRIVARDEN AB CLASS C                                                                                      24,973
      4,745   INVERCAP SA                                                                                                    24,628
      3,807   INVESTEC PLC                                                                                                   52,127
     47,880   INVESTIMENTOS ITAU SA                                                                                         299,091
      5,321   INVESTOR AB                                                                                                   138,035
      4,600   INVESTOR AB A SHARES                                                                                          117,669
     13,941   ISTAR FINANCIAL INCORPORATED                                                                                  669,586
      2,492   ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                         100,694
        600   JAFCO COMPANY LIMITED                                                                                          26,278
      5,668   JARDINE MATHESON HOLDINGS LIMITED                                                                             136,032
      7,653   KILROY REALTY CORPORATION                                                                                     568,771
     24,524   KIMCO REALTY CORPORATION                                                                                    1,135,216
      8,166   KKR FINANCIAL CORPORATION                                                                                     218,685
      8,400   KNM GROUP BHD+                                                                                                 34,604
      9,444   LASALLE HOTEL PROPERTIES                                                                                      449,534
      2,823   LG CORPORATION                                                                                                135,399
      9,939   LIBERTY PROPERTY TRUST                                                                                        466,338
     26,000   LION DIVERSIFIED HOLDINGS BHD                                                                                  65,029
      7,240   MACERICH COMPANY                                                                                              645,808
      7,466   MACK-CALI REALTY CORPORATION                                                                                  360,533
      5,339   MACQUARIE BANK LIMITED                                                                                        387,275
     19,563   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                                 110,640
     52,188   MACQUARIE INFRASTRUCTURE GROUP                                                                                159,892
    187,500   METROPOLITAN BANK & TRUST COMPANY+                                                                            267,394
      5,713   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                              335,639
        440   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED<<                                                                   5,073
     54,600   MMC CORPORATION BHD                                                                                           126,921
    222,700   MULPHA INTERNATIONAL BHD+                                                                                     124,505
    216,600   MULTI-PURPOSE HOLDINGS BHD+                                                                                   151,050
     13,385   MURRAY & ROBERTS HOLDINGS LIMITED                                                                             126,876
     17,766   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                     430,826
      1,128   NATIONALE A PORTEFEUILLE                                                                                       77,847
     25,708   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                                   798,748
     14,189   NEWCASTLE INVESTMENT CORPORATION                                                                              420,846
      9,036   NOVASTAR FINANCIAL INCORPORATED<<                                                                              66,776
         77   PARGESA HOLDING SA                                                                                              8,990
     19,526   PLUM CREEK TIMBER COMPANY<<                                                                                   816,187
     10,212   POST PROPERTIES INCORPORATED                                                                                  541,440
     16,000   PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                     10,386
      3,166   PUBLIC STORAGE INCORPORATED CLASS D<<                                                                         283,357
     18,282   RAIT FINANCIAL TRUST<<                                                                                        538,588
      1,000   RATOS AB B SHARES                                                                                              32,373
     30,377   REALTY INCORPORATEDOME CORPORATION                                                                            832,937
      7,532   REDWOOD TRUST INCORPORATED                                                                                    403,640
      7,381   REGENCY CENTERS CORPORATION                                                                                   579,925
     13,126   REMGRO LIMITED                                                                                                336,077
      5,542   RHJ INTERNATIONAL+                                                                                            108,276
        133   SBI HOLDINGS INCORPORATED                                                                                      42,676
      1,259   SCHRODERS PLC                                                                                                  34,503
      9,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                           26,510
    114,100   SIME DARBY BHD                                                                                                335,736
      5,698   SIMON PROPERTY GROUP INCORPORATED                                                                             615,270
      5,995   SL GREEN REALTY CORPORATION<<                                                                                 839,780
     44,071   SM INVESTMENTS CORPORATION                                                                                    388,050
        163   SOFINA SA                                                                                                      19,726
     15,800   SOFTBANK CORPORATION                                                                                          348,587

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     22,226   STRATEGIC HOTEL & RESORTS INCORPORATED<<                                                              $       518,310
        600   STX CORPORATION                                                                                                35,180
     16,799   SUN HUNG KAI PROPERTIES LIMITED<<                                                                             195,080
      4,892   SUN INTERNATIONAL LIMITED                                                                                     102,375
     18,718   SUNSTONE HOTEL INVESTORS INCORPORATED                                                                         552,368
     72,500   SWIRE PACIFIC LIMITED B SHARES                                                                                157,470
      2,560   TAKEFUJI CORPORATION                                                                                           94,449
     12,469   TAUBMAN CENTERS INCORPORATED<<                                                                                686,044
      2,000   THE TONGAAT-HULETT GROUP LIMITED                                                                               40,730
     12,505   THORNBURG MORTGAGE INCORPORATED<<                                                                             346,764
     25,942   UDR INCORPORATED                                                                                              787,599
     34,600   UEM WORLD BHD                                                                                                  39,095
     11,465   VENTAS INCORPORATED                                                                                           485,657
     27,025   VIRGIN MEDIA INCORPORATED                                                                                     700,488
      3,700   VORNADO REALTY TRUST<<                                                                                        447,737
      3,091   WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                  24,315
     82,000   WATERLAND FINANCIAL HOLDINGS                                                                                   24,820
      8,764   WEINGARTEN REALTY INVESTORS                                                                                   408,928
        297   WENDEL INVESTISSEMENT                                                                                          53,750
    104,420   YTL POWER INTERNATIONAL BHD+                                                                                   74,355

                                                                                                                         44,055,015
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
      6,842   BED BATH & BEYOND INCORPORATED+                                                                               278,196
     10,250   BEST BUY COMPANY INCORPORATED                                                                                 494,973
      8,000   BEST DENKI COMPANY LIMITED                                                                                     49,302
     19,221   CIRCUIT CITY STORES INCORPORATED<<                                                                            308,881
      4,907   ELLERINE HOLDINGS LIMITED+                                                                                     53,929
      1,600   GIGAS K'S DENKI CORPORATION                                                                                    43,122
      7,082   GUITAR CENTER INCORPORATED+<<                                                                                 379,808
     15,586   JB HI-FI LIMITED                                                                                              117,444
      8,526   JD GROUP LIMITED                                                                                               98,013
      2,200   KOKUYO COMPANY LIMITED                                                                                         25,435
      4,439   LEWIS GROUP LIMITED                                                                                            41,086
     48,310   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                              1,020,187
      1,400   NAFCO COMPANY LIMITED                                                                                          40,033
      1,700   NITORI COMPANY LIMITED                                                                                         79,482
     24,163   PIER 1 IMPORTS INCORPORATED+<<                                                                                181,947
      6,700   PIONEER CORPORATION                                                                                            95,408
     14,808   RADIOSHACK CORPORATION                                                                                        505,545
      1,900   SHIMANO INCORPORATED                                                                                           64,166
      8,586   THOMSON                                                                                                       165,669
      6,000   TOTO LIMITED                                                                                                   53,936
      9,107   TUESDAY MORNING CORPORATION<<                                                                                 126,952
      8,754   WILLIAMS-SONOMA INCORPORATED<<                                                                                296,673
      1,800   XEBIO COMPANY LIMITED                                                                                          46,146
      2,000   YAMADA DENKI COMPANY LIMITED                                                                                  188,332
      4,300   YAMAHA CORPORATION                                                                                             90,805

                                                                                                                          4,845,470
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.49%
      5,323   BOYD GAMING CORPORATION                                                                                       266,363
    629,100   CENTRAL PLAZA HOTEL PCL                                                                                        99,900
      3,669   CHOICE HOTELS INTERNATIONAL INCORPORATED                                                                      147,934
      2,000   FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                       19,402
      9,522   GAYLORD ENTERTAINMENT COMPANY+<<                                                                              536,374
     10,800   HILTON HOTELS CORPORATION                                                                                     383,940
        722   HOME INNS & HOTELS MANAGEMENT ADR+                                                                             21,169
     10,500   HONGKONG & SHANGHAI HOTELS LIMITED                                                                             17,131
      1,400   HOTEL SHILLA COMPANY LIMITED                                                                                   25,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
      3,417   INTERCONTINENTAL HOTELS GROUP PLC                                                                     $        92,154
     29,000   KLCC PROPERTY HOLDINGS BHD                                                                                     31,914
    202,300   LANDMARKS BHD                                                                                                 114,886
      2,521   LAS VEGAS SANDS CORPORATION+                                                                                  196,688
      8,909   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                   410,259
      3,100   MGM MIRAGE+                                                                                                   246,543
    304,200   MINOR INTERNATIONAL PCL                                                                                       104,518
    311,300   NALURI CORPORATION BHD                                                                                         62,287
      1,136   ORBIS SA                                                                                                       34,151
      9,932   ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                         532,057
     72,000   SHANGRI-LA ASIA LIMITED                                                                                       187,182
    122,533   SINO HOTELS HOLDINGS LIMITED                                                                                   86,151
      8,596   SKY CITY ENTERTAINMENT GROUP LIMITED                                                                           32,884
      5,501   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                              396,457
      4,296   STATION CASINOS INCORPORATED                                                                                  377,404
      7,247   VAIL RESORTS INCORPORATED+<<                                                                                  434,458
      7,769   WYNN RESORTS LIMITED+<<                                                                                       750,019

                                                                                                                          5,607,651
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.51%
    835,000   A-MAX HOLDINGS LIMITED+                                                                                        23,526
      6,472   ACTUANT CORPORATION CLASS A<<                                                                                 360,037
     19,000   ADVANTECH COMPANY LIMITED                                                                                      56,704
      1,164   ALSTOM RGPT+                                                                                                  184,344
     12,000   AMADA COMPANY LIMITED                                                                                         151,356
        383   ANDRITZ AG                                                                                                     25,922
     22,288   APPLE COMPUTER INCORPORATED+                                                                                2,709,329
     35,581   APPLIED MATERIALS INCORPORATED                                                                                679,597
      3,460   ASTEC INDUSTRIES INCORPORATED+                                                                                149,091
     11,437   ASYST TECHNOLOGIES INCORPORATED+                                                                               82,118
      8,139   ATLAS COPCO AB+                                                                                                46,933
     16,278   ATLAS COPCO AB CLASS A                                                                                        273,480
     29,768   AXCELIS TECHNOLOGIES INCORPORATED+                                                                            191,408
      8,233   BAKER HUGHES INCORPORATED                                                                                     679,058
  1,233,000   BAKRIE & BROTHERS PT+                                                                                          41,906
     59,000   BENQ CORPORATION                                                                                               21,608
      5,116   BLACK BOX CORPORATION<<                                                                                       186,376
     14,556   BRIGGS & STRATTON CORPORATION                                                                                 472,342
    121,817   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                1,118,280
     20,917   BROOKS AUTOMATION INCORPORATED+                                                                               370,022
      7,575   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                    537,446
        983   BUSINESS OBJECTS SA+                                                                                           40,606
     11,319   CAMERON INTERNATIONAL CORPORATION+                                                                            802,517
      3,700   CANON FINETECH INCORPORATED                                                                                    60,957
      1,499   CAP GEMINI SA                                                                                                 114,242
      1,000   CAPCOM COMPANY LIMITED                                                                                         18,858
    131,519   CAPITAL PROPERTY FUND                                                                                         106,952
     14,472   CARLISLE COMPANIES INCORPORATED                                                                               638,939
      4,600   CASIO COMPUTER COMPANY LIMITED                                                                                 76,919
     18,000   CATCHER TECHNOLOGY COMPANY LIMITED                                                                            171,618
      7,032   CDW CORPORATION<<                                                                                             598,704
    138,000   CHEN HSONG HOLDINGS                                                                                           100,030
     16,000   CHICONY ELECTRONICS COMPANY LIMITED                                                                            24,941
      2,400   CKD CORPORATION                                                                                                24,848
      9,528   CUMMINS INCORPORATED                                                                                          897,823
      8,000   DAIHEN CORPORATION                                                                                             50,419
      1,169   DASSAULT SYSTEMES SA                                                                                           70,971
      4,253   DEERE & COMPANY                                                                                               512,359
     51,788   DELL INCORPORATED+                                                                                          1,391,544
     35,000   DELTA ELECTRONICS INCORPORATED                                                                                114,412
        700   DISCO CORPORATION                                                                                              39,285

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     16,496   DONALDSON COMPANY INCORPORATED                                                                        $       602,599
      2,192   DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                      225,626
      3,870   DOOSAN INFRACORE COMPANY LIMITED                                                                              151,830
     20,600   DOVER CORPORATION                                                                                           1,031,030
      7,810   DRESSER RAND GROUP INCORPORATED+                                                                              278,036
     16,000   EBARA CORPORATION                                                                                              72,835
     56,820   EMC CORPORATION                                                                                               959,690
     25,651   EMULEX CORPORATION+                                                                                           569,196
      5,892   FLOWSERVE CORPORATION+                                                                                        408,964
      6,950   FMC TECHNOLOGIES INCORPORATED+                                                                                525,420
     90,000   FONG'S INDUSTRIES COMPANY LIMITED                                                                              67,427
     13,000   FOXCONN TECHNOLOGY COMPANY LIMITED+                                                                           142,046
     13,000   FUJI HEAVY INDUSTRIES LIMITED                                                                                  62,490
      1,600   FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                     32,605
     44,000   FUJITSU LIMITED                                                                                               300,444
     14,940   GAMESTOP CORPORATION CLASS A+                                                                                 552,481
     12,370   GARDNER DENVER INCORPORATED+                                                                                  509,520
     74,572   GATEWAY INCORPORATED+                                                                                         133,484
      6,301   GRACO INCORPORATED<<                                                                                          252,292
     13,769   GRANT PRIDECO INCORPORATED+                                                                                   781,942
     70,415   HEWLETT-PACKARD COMPANY                                                                                     3,218,670
        500   HEXAGON AB                                                                                                     28,182
      9,000   HIGH TECH COMPUTER CORPORATION                                                                                167,804
      3,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                                107,017
      5,000   HITACHI KOKI COMPANY LIMITED                                                                                   80,074
     83,000   HITACHI LIMITED                                                                                               609,712
          5   HITACHI LIMITED ADR<<                                                                                             369
     82,000   HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                    579,536
      4,000   HOSOKAWA MICRON CORPORATION                                                                                    33,525
     19,006   IDEX CORPORATION                                                                                              716,526
        355   INDRA SISTEMAS SA                                                                                               8,789
      5,472   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                        280,878
     10,859   INTERMEC INCORPORATED+<<                                                                                      267,131
     28,746   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                 3,064,324
     96,000   INVENTEC COMPANY LIMITED                                                                                       69,010
        700   ITOCHU TECHNO-SCIENCE CORPORATION                                                                              29,449
     22,500   JOHNSON ELECTRIC HOLDINGS LIMITED                                                                              12,996
     11,086   JOY GLOBAL INCORPORATED                                                                                       627,800
      6,667   KAYDON CORPORATION<<                                                                                          321,683
      9,135   KENNAMETAL INCORPORATED<<                                                                                     702,664
      5,000   KITZ CORPORATION                                                                                               38,291
     22,500   KOMATSU LIMITED                                                                                               597,165
         71   KOMATSU LIMITED ADR                                                                                             7,530
      2,200   KONAMI CORPORATION                                                                                             51,249
     28,865   KUBOTA CORPORATION                                                                                            241,688
     17,201   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                      164,614
     14,408   LAM RESEARCH CORPORATION+<<                                                                                   773,133
    336,000   LENOVO GROUP LIMITED                                                                                          167,818
      9,958   LEXMARK INTERNATIONAL INCORPORATED+                                                                           517,119
      4,360   LG PHILLIPS LCD COMPANY LIMITED+                                                                              180,688
    119,000   LITE-ON TECHNOLOGY CORPORATION                                                                                140,472
      3,810   LOGITECH INTERNATIONAL SA+                                                                                    101,098
      2,000   MAKINO MILLING MACHINE COMPANY LIMITED                                                                         26,459
      1,767   MAN AG                                                                                                        256,399
     14,905   MANITOWOC COMPANY INCORPORATED                                                                              1,129,501
      1,000   MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                     2,120
        800   MEITEC CORPORATION                                                                                             23,007
      2,000   MELCO HOLDINGS INCORPORATED                                                                                    44,782
      2,085   METSO OYJ                                                                                                     115,978
      9,303   MICROS SYSTEMS INCORPORATED+                                                                                  516,223
      1,500   MISUMI GROUP INCORPORATED                                                                                      26,869
      4,996   MISYS PLC                                                                                                      24,880
     22,000   MITAC INTERNATIONAL CORPORATION                                                                                28,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     45,000   MITSUBISHI ELECTRIC CORPORATION                                                                       $       411,545
      6,300   MITSUI HIGH-TEC INCORPORATED                                                                                   88,417
      3,000   MIURA COMPANY LIMITED                                                                                          84,059
      9,217   MODINE MANUFACTURING COMPANY                                                                                  216,692
      3,400   MORI SEIKI COMPANY LIMITED                                                                                     97,502
      4,000   NABTESCO CORPORATION                                                                                           56,763
      5,000   NACHI-FUJIKOSHI CORPORATION                                                                                    26,171
      4,543   NATIONAL OILWELL VARCO INCORPORATED+                                                                          429,086
        601   NCSOFT CORPORATION+                                                                                            48,453
        149   NEC CORPORATION                                                                                                   763
        897   NEOPOST SA                                                                                                    133,188
     12,300   NETUREN COMPANY LIMITED                                                                                       127,851
      3,300   NOMURA RESEARCH INSTITUTE LIMITED                                                                              88,398
      7,205   NORDSON CORPORATION                                                                                           374,588
        150   OBIC COMPANY LIMITED                                                                                           29,692
      7,000   OKAYA & COMPANY LIMITED                                                                                        94,906
        600   ORACLE CORPORATION JAPAN                                                                                       26,721
        400   OTSUKA CORPORATION                                                                                             36,878
     13,495   PALL CORPORATION                                                                                              603,901
     11,700   PARKER HANNIFIN CORPORATION                                                                                 1,185,912
     12,642   PENTAIR INCORPORATED                                                                                          467,628
      3,900   PITNEY BOWES INCORPORATED                                                                                     186,225
     57,214   QUANTUM CORPORATION+<<                                                                                        176,791
      3,700   RISO KAGAKU CORPORATION                                                                                        66,126
      8,000   RYOBI LIMITED                                                                                                  51,931
     13,109   SAGE GROUP PLC                                                                                                 65,218
      5,436   SANDISK CORPORATION+<<                                                                                        236,738
     15,000   SANYO ELECTRIC COMPANY LIMITED+                                                                                24,774
      6,659   SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                       248,647
    314,000   SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                                       133,909
      2,500   SHIMA SEIKI MANUFACTURING LIMITED                                                                              78,472
      3,295   SIMS GROUP LIMITED                                                                                             74,295
     10,176   SKF AB                                                                                                        217,656
      1,700   SMC CORPORATION                                                                                               214,002
     20,311   SMITH INTERNATIONAL INCORPORATED<<                                                                          1,127,464
    101,465   SOLECTRON CORPORATION+<<                                                                                      344,981
      6,386   SPX CORPORATION                                                                                               561,138
      5,000   STANLEY ELECTRIC COMPANY LIMITED                                                                              109,285
      8,930   STANLEY WORKS                                                                                                 564,644
        324   STX ENGINE COMPANY LIMITED                                                                                     19,381
         75   SULZER AG                                                                                                      96,322
     12,000   SUMITOMO HEAVY INDUSTRIES LIMITED                                                                             136,368
      2,000   TADANO LIMITED                                                                                                 30,090
      3,400   TDK CORPORATION                                                                                               308,710
     10,304   TEREX CORPORATION+                                                                                            873,470
      3,300   THK COMPANY LIMITED                                                                                            82,161
        760   TIETOENATOR OYJ                                                                                                24,205
      9,515   TIMKEN COMPANY                                                                                                334,547
     12,000   TORI HOLDINGS COMPANY LIMITED                                                                                   2,761
      9,679   TORO COMPANY                                                                                                  579,095
     68,000   TOSHIBA CORPORATION                                                                                           508,463
    114,000   TPV TECHNOLOGY LIMITED                                                                                         77,816
      2,000   TREND MICRO INCORPORATED                                                                                       65,900
     11,000   TSUBAKIMOTO CHAIN COMPANY                                                                                      75,292
     13,076   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                          526,963
      6,451   VERIFONE HOLDINGS INCORPORATED+<<                                                                             223,398
      5,692   WATSCO INCORPORATED                                                                                           359,791
      2,076   WEIR GROUP PLC+                                                                                                27,871
        317   WINCOR NIXDORF AG                                                                                              31,521
     46,000   WISTRON CORPORATION                                                                                            77,691
      1,012   ZARDOYA-OTIS SA                                                                                                47,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      6,592   ZEBRA TECHNOLOGIES CORPORATION+                                                                       $       264,405

                                                                                                                         51,865,169
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.44%
      5,212   AON CORPORATION                                                                                               223,699
     11,040   ARTHUR J. GALLAGHER & COMPANY<<                                                                               324,576
        530   BALOISE HOLDING AG                                                                                             55,345
    170,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                      358,642
        402   CNP ASSURANCES                                                                                                 53,859
      8,629   HILB ROGAL & HOBBS COMPANY                                                                                    374,412
     16,842   HUMANA INCORPORATED+                                                                                        1,045,046
      9,709   MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                     318,746
      3,200   MATSUI SECURITIES COMPANY LIMITED                                                                              25,111
     25,629   METROPOLITAN HOLDINGS LIMITED                                                                                  58,493
      8,809   NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                     412,525
     20,195   STANDARD LIFE PLC+                                                                                            137,461
      6,000   TOKYO TATEMONO COMPANY LIMITED                                                                                 86,524
     37,853   UNUMPROVIDENT CORPORATION                                                                                   1,004,619
     13,481   WILLIS GROUP HOLDINGS LIMITED                                                                                 624,305

                                                                                                                          5,103,363
                                                                                                                    ---------------
INSURANCE CARRIERS - 4.29%
      6,168   ACE LIMITED                                                                                                   379,764
        707   ADMIRAL GROUP PLC                                                                                              13,677
     14,185   AEGON NV                                                                                                      290,880
     13,294   AETNA INCORPORATED                                                                                            703,651
     13,021   AFLAC INCORPORATED                                                                                            688,290
     10,000   AIOI INSURANCE COMPANY LIMITED                                                                                 68,036
     15,523   ALLEANZA ASSICURAZIONI SPA                                                                                    211,794
        531   ALLEGHANY CORPORATION+                                                                                        198,594
      4,574   ALLIANZ AG                                                                                                  1,015,501
          5   ALLIANZ AG ADR                                                                                                    111
      3,824   ALLIED WORLD ASSURANCE HOLDINGS                                                                               193,724
     11,827   ALLSTATE CORPORATION                                                                                          727,361
     11,649   AMBAC FINANCIAL GROUP INCORPORATED                                                                          1,043,867
      7,791   AMERICAN FINANCIAL GROUP INCORPORATED                                                                         277,749
     43,509   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   3,147,441
      1,598   AMERICAN NATIONAL INSURANCE COMPANY                                                                           230,016
     12,573   AMERIGROUP CORPORATION+<<                                                                                     320,612
      1,409   AMLIN PLC                                                                                                       8,635
     41,262   AMP LIMITED                                                                                                   345,428
      4,670   ARCH CAPITAL GROUP LIMITED+                                                                                   335,726
     14,334   ASSICURAZIONI GENERALI SPA                                                                                    597,712
     11,466   ASSURANT INCORPORATED                                                                                         681,654
      5,090   ASSURED GUARANTY LIMITED                                                                                      150,562
     24,611   AVIVA PLC                                                                                                     388,887
     17,556   AXA ASIA PACIFIC HOLDINGS LIMITED                                                                             111,937
     18,501   AXA SA                                                                                                        808,807
     15,324   AXIS CAPITAL HOLDINGS LIMITED                                                                                 606,371
      6,570   BRITANNIC GROUP PLC                                                                                            82,219
     10,620   BROWN & BROWN INCORPORATED                                                                                    276,757
    539,000   CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                                1,667,021
      7,836   CHUBB CORPORATION                                                                                             429,961
      1,860   CIGNA CORPORATION                                                                                             311,792
     16,834   CINCINNATI FINANCIAL CORPORATION                                                                              764,600
     17,980   COMMERCE GROUP INCORPORATED                                                                                   612,938
     17,163   CONSECO INCORPORATED+<<                                                                                       338,283
      6,201   CORPORACION MAPFRE SA                                                                                          31,873
      7,808   DISCOVERY HOLDINGS LIMITED                                                                                     34,489
      6,641   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                          264,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS (continued)
      5,805   ERIE INDEMNITY COMPANY                                                                                $       323,222
      7,166   EVEREST REINSURANCE GROUP LIMITED                                                                             768,410
        100   FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                             20,199
     24,244   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                    679,802
      9,432   FIRST AMERICAN CORPORATION                                                                                    505,084
      4,258   FONDIARIA-SAI SPA                                                                                             171,881
     20,558   FREMONT GENERAL CORPORATION<<                                                                                 272,394
     18,781   FRIENDS PROVIDENT PLC                                                                                          73,633
      6,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                   23,615
      8,032   GENWORTH FINANCIAL INCORPORATED<<                                                                             289,955
      2,500   GREAT-WEST LIFECO INCORPORATED                                                                                 82,157
        171   HANNOVER RUECKVERSICHERUNG AG                                                                                   8,228
      6,082   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                                627,480
     12,214   HCC INSURANCE HOLDINGS INCORPORATED                                                                           401,963
     12,499   HEALTH NET INCORPORATED+                                                                                      713,443
     12,095   HORACE MANN EDUCATORS CORPORATION                                                                             269,960
      2,600   HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                                42,876
        795   INDUSTRIAL ALLIANCE INSURANCE AND FINANCIAL SERVICES INCORPORATED                                              28,712
     44,820   INSURANCE AUSTRALIA GROUP LIMITED                                                                             221,565
      6,433   IPC HOLDINGS LIMITED                                                                                          200,710
      3,330   KOREA REINSURANCE COMPANY                                                                                      43,429
     62,638   LEGAL & GENERAL GROUP PLC                                                                                     190,635
      5,960   LIBERTY GROUP LIMITED                                                                                          77,011
        902   LIBERTY HOLDINGS LIMITED                                                                                       29,138
      2,660   LIG NON-LIFE INSURANCE COMPANY LIMITED                                                                         51,606
      4,960   LINCOLN NATIONAL CORPORATION                                                                                  359,574
      8,822   LOEWS CORPORATION                                                                                             450,187
     15,600   MANULIFE FINANCIAL CORPORATION                                                                                582,812
        979   MARKEL CORPORATION+                                                                                           482,647
     14,805   MBIA INCORPORATED<<                                                                                           985,273
     21,570   MEDIOLANUM SPA                                                                                                186,912
      2,905   MERCURY GENERAL CORPORATION                                                                                   162,941
      3,160   MERITZ FIRE MARINE INSURANCE                                                                                   31,811
      8,720   METLIFE INCORPORATED                                                                                          592,960
      9,139   MGIC INVESTMENT CORPORATION<<                                                                                 594,035
     10,534   MILANO ASSICURAZIONI SPA                                                                                       92,344
      6,400   MILLEA HOLDINGS INCORPORATED                                                                                  254,528
     11,877   MILLEA HOLDINGS INCORPORATED ADR<<                                                                            474,011
     30,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                     374,692
     10,554   MONTPELIER RE HOLDINGS LIMITED                                                                                193,666
      2,201   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                                 414,322
     13,637   MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                     54,969
     16,525   NATIONWIDE FINANCIAL SERVICES<<                                                                             1,023,063
     16,000   NIPPONKOA INSURANCE COMPANY LIMITED                                                                           138,570
      5,000   NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                  31,882
     18,338   OHIO CASUALTY CORPORATION                                                                                     789,634
     55,493   OLD MUTUAL PLC                                                                                                190,317
     23,685   OLD REPUBLIC INTERNATIONAL CORPORATION                                                                        513,017
      6,263   PARTNERRE LIMITED                                                                                             480,998
     13,985   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                                576,182
     36,509   PHOENIX COMPANIES INCORPORATED                                                                                574,652
    118,000   PICC PROPERTY & CASUALTY COMPANY LIMITED+                                                                      72,990
    102,000   PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                              591,090
      9,591   PMI GROUP INCORPORATED                                                                                        474,179
        957   PORTO SEGURO SA+                                                                                               37,264
      3,000   POWER CORPORATION OF CANADA                                                                                   111,771
      2,200   POWER FINANCIAL CORPORATION                                                                                    84,454
      4,774   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                        290,259
      7,367   PROASSURANCE CORPORATION+<<                                                                                   416,383
      7,217   PROTECTIVE LIFE CORPORATION                                                                                   361,067
      8,962   PRUDENTIAL FINANCIAL INCORPORATED                                                                             914,303
     23,437   PRUDENTIAL PLC                                                                                                351,077

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS (continued)
     17,244   QBE INSURANCE GROUP LIMITED                                                                           $       445,786
      8,813   RADIAN GROUP INCORPORATED                                                                                     545,525
      3,023   REINSURANCE GROUP OF AMERICA INCORPORATED                                                                     188,877
      6,917   RENAISSANCERE HOLDINGS LIMITED                                                                                405,959
      4,990   RLI CORPORATION                                                                                               286,676
     28,654   ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                       89,817
     12,109   SAFECO CORPORATION                                                                                            759,840
        771   SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                               139,192
     74,980   SANLAM LIMITED                                                                                                242,211
      1,714   SANTAM LIMITED                                                                                                 27,195
      1,686   SCOR REGROUPE                                                                                                  46,053
        135   SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                         7,856
     22,000   SOMPO JAPAN INSURANCE INCORPORATED                                                                            276,220
          1   STANCORP FINANCIAL GROUP INCORPORATED                                                                              28
      2,200   STOREBRAND ASA                                                                                                 34,653
      5,500   SUN LIFE FINANCIAL INCORPORATED                                                                               259,728
        327   SWISS LIFE HOLDING+                                                                                            88,037
      3,271   SWISS REINSURANCE                                                                                             311,397
      5,450   T&D HOLDINGS INCORPORATED                                                                                     368,558
         50   TOPDANMARK AS+                                                                                                  9,240
     10,923   TORCHMARK CORPORATION                                                                                         765,812
     12,792   TRAVELERS COMPANIES INCORPORATED                                                                              692,943
      7,013   UNIPOL SPA                                                                                                     26,540
     34,902   UNITEDHEALTH GROUP INCORPORATED                                                                             1,911,583
      4,447   UNITRIN INCORPORATED                                                                                          217,814
      8,180   WELLCARE HEALTH PLANS INCORPORATED+<<                                                                         752,887
        804   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                        483,003
      3,144   XL CAPITAL LIMITED CLASS A                                                                                    256,425
     10,985   ZENITH NATIONAL INSURANCE CORPORATION                                                                         531,344
     12,540   ZURICH FINANCIAL SERVICES AG                                                                                  383,481

                                                                                                                         49,343,855
                                                                                                                    ---------------
INTERNET SOFTWARE - 0.00%
      1,660   BLINKX PLC+                                                                                                     1,635
        732   FREENET AG+                                                                                                    24,328

                                                                                                                             25,963
                                                                                                                    ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES - 0.01%
    750,000   ABOITIZ EQUITY VENTURES INCORPORATED                                                                          147,472
        606   TULLETT PREBON PLC+                                                                                             5,940

                                                                                                                            153,412
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.08%
     14,423   CORRECTIONS CORPORATION OF AMERICA+                                                                           934,610
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.10%
      9,678   BROWN SHOE COMPANY INCORPORATED                                                                               286,856
      9,586   COACH INCORPORATED+                                                                                           492,337
     11,800   TIMBERLAND COMPANY+                                                                                           322,612

                                                                                                                          1,101,805
                                                                                                                    ---------------
LEGAL SERVICES - 0.08%
      9,993   FTI CONSULTING INCORPORATED+<<                                                                                370,540
      3,192   PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                        207,384
      8,441   RAYONIER INCORPORATED                                                                                         379,507

                                                                                                                            957,431
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.03%
         28   AP MOLLER-MAERSK AS                                                                                   $       341,920
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
     22,386   CHAMPION ENTERPRISES INCORPORATED+<<                                                                          254,529
     10,589   LOUISIANA-PACIFIC CORPORATION                                                                                 217,075
    120,930   TERRANOVA SA                                                                                                   33,016

                                                                                                                            504,620
                                                                                                                    ---------------
MACHINERY - 0.04%
     86,200   CB INDUSTRIAL PRODUCT HOLDING BHD                                                                             129,357
      3,500   DAIFUKU COMPANY LIMITED                                                                                        45,468
      2,741   HUSQVARNA AB+                                                                                                  42,976
      9,000   JAPAN STEEL WORKS                                                                                             128,677
      4,000   OKUMA CORPORATION                                                                                              57,321
      3,400   OSG CORPORATION                                                                                                44,477
        359   RHEINMETALL BERLIN                                                                                             34,104

                                                                                                                            482,380
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.95%
      2,200   A&D COMPANY LIMITED                                                                                            29,972
      5,559   ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                       195,121
      6,321   AFFYMETRIX INCORPORATED+                                                                                      164,220
      2,819   AGFA-GEVAERT NV                                                                                                73,624
     10,563   AGILENT TECHNOLOGIES INCORPORATED+                                                                            403,190
        900   ALFA LAVAL AB                                                                                                  56,645
      3,902   ALLERGAN INCORPORATED                                                                                         485,916
        708   ALTANA AG                                                                                                      17,281
     15,573   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                             292,149
     20,246   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                  574,784
      7,821   ARMOR HOLDINGS INCORPORATED+                                                                                  672,059
      6,372   ARTHROCARE CORPORATION+<<                                                                                     280,814
      5,252   BAUSCH & LOMB INCORPORATED                                                                                    356,611
      7,712   BAYER AG                                                                                                      555,060
      6,280   BECKMAN COULTER INCORPORATED                                                                                  410,712
      5,682   BECTON DICKINSON & COMPANY                                                                                    433,253
        123   BEKAERT SA                                                                                                     17,576
      4,399   BIO-RAD LABORATORIES INCORPORATED+                                                                            328,605
      5,492   BIOMET INCORPORATED                                                                                           239,561
      3,839   BIOSITE INCORPORATED+<<                                                                                       352,881
     35,053   BOSTON SCIENTIFIC CORPORATION+                                                                                549,281
        993   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA                                                               119,330
      2,298   COCHLEAR LIMITED                                                                                              118,396
      7,384   COHERENT INCORPORATED+<<                                                                                      229,052
      1,123   COLOPLAST AS CLASS B                                                                                           97,373
         70   COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS                                                                    15,607
      4,305   COOPER COMPANIES INCORPORATED                                                                                 237,378
      2,700   COSEL COMPANY LIMITED                                                                                          44,926
     10,594   CR BARD INCORPORATED                                                                                          894,240
      4,342   CYBERONICS INCORPORATED+<<                                                                                     81,543
      6,197   DANAHER CORPORATION                                                                                           455,480
     14,436   DENTSPLY INTERNATIONAL INCORPORATED                                                                           521,717
      9,412   DRS TECHNOLOGIES INCORPORATED<<                                                                               483,306
     31,602   EASTMAN KODAK COMPANY                                                                                         801,427
      9,500   ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                     326,610
      6,222   ESCO TECHNOLOGIES INCORPORATED+<<                                                                             315,269
      3,600   ESPEC CORPORATION                                                                                              50,583
      5,991   ESTERLINE TECHNOLOGIES CORPORATION+                                                                           272,591
     10,735   FISHER & PAYKEL HEALTHCARE CORPORATION                                                                         28,011
     15,484   FLIR SYSTEMS INCORPORATED+<<                                                                                  640,418

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
     10,247   FORMFACTOR INCORPORATED+                                                                              $       407,626
     14,094   FOSSIL INCORPORATED+<<                                                                                        439,874
        801   FRESENIUS AG                                                                                                   63,169
     12,000   FUJI PHOTO FILM COMPANY LIMITED                                                                               496,960
     10,000   FUJIKURA LIMITED                                                                                               68,940
     15,000   FURUKAWA ELECTRIC COMPANY LIMITED                                                                              82,950
     11,709   GARMIN LIMITED<<                                                                                              753,240
        800   GETINGE AB                                                                                                     18,614
      6,362   HAEMONETICS CORPORATION+                                                                                      315,810
     20,000   HITACHI CABLE LIMITED                                                                                         118,652
     12,452   HOLOGIC INCORPORATED+<<                                                                                       673,529
      9,500   HOYA CORPORATION                                                                                              307,560
     21,546   INPUT OUTPUT INCORPORATED+<<                                                                                  345,382
      3,744   INTUITIVE SURGICAL INCORPORATED+                                                                              515,287
      8,989   INVACARE CORPORATION                                                                                          159,555
      6,120   ITRON INCORPORATED+<<                                                                                         414,018
     10,500   KONICA MINOLTA HOLDINGS INCORPORATED                                                                          142,790
     10,447   KYPHON INCORPORATED+<<                                                                                        496,128
      4,000   LARGAN PRECISION COMPANY LIMITED                                                                               54,663
      4,784   LUXOTTICA GROUP SPA                                                                                           167,944
     29,823   MEDTRONIC INCORPORATED                                                                                      1,585,689
     10,234   MENTOR CORPORATION                                                                                            413,863
      3,981   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                    391,332
      5,369   MILLIPORE CORPORATION+<<                                                                                      401,440
      3,000   MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                         30,074
     12,683   NATIONAL INSTRUMENTS CORPORATION                                                                              399,768
      7,000   NIKON CORPORATION                                                                                             177,157
      7,698   OAKLEY INCORPORATED                                                                                           195,683
      7,168   OLYMPUS CORPORATION ADR                                                                                       271,268
      9,708   ORBOTECH LIMITED+                                                                                             217,071
      5,000   OSAKI ELECTRIC COMPANY LIMITED                                                                                 37,921
     69,000   OSIM INTERNATIONAL LIMITED                                                                                     31,581
      3,500   PARIS MIKI INCORPORATED                                                                                        51,134
     37,412   PERKINELMER INCORPORATED                                                                                      991,792
        459   PHONAK HOLDING AG                                                                                              43,846
      5,433   POLYMEDICA CORPORATION                                                                                        220,906
      8,426   RAYTHEON COMPANY                                                                                              468,486
      7,731   RESMED INCORPORATED+<<                                                                                        348,513
      7,409   RESPIRONICS INCORPORATED+                                                                                     327,107
      3,651   ROCKWELL AUTOMATION INCORPORATED                                                                              248,451
      8,447   ROPER INDUSTRIES INCORPORATED<<                                                                               492,967
      4,000   SHIMADZU CORPORAION                                                                                            40,000
     11,304   SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                                                      245,297
      9,106   ST. JUDE MEDICAL INCORPORATED+                                                                                388,735
     19,050   STERIS CORPORATION<<                                                                                          572,834
      7,208   STRYKER CORPORATION<<                                                                                         485,170
     16,700   SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                          253,725
      2,100   SUZUKEN COMPANY LIMITED                                                                                        66,261
        533   SYNTHES INCORPORATED                                                                                           66,451
      8,000   TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                         154,478
      8,813   TECHNE CORPORATION+                                                                                           526,048
      9,177   TEKTRONIX INCORPORATED                                                                                        277,788
     20,908   TERADYNE INCORPORATED+                                                                                        355,854
      4,800   TERUMO CORPORATION                                                                                            187,740
     10,500   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                        573,300
      1,200   TOA MEDICAL ELECTRONICS COMPANY                                                                                42,399
     27,620   TRIMBLE NAVIGATION LIMITED+                                                                                   806,228
      2,100   USHIO INCORPORATED                                                                                             43,570
      7,344   VARIAN INCORPORATED+                                                                                          432,194
      8,206   VENTANA MEDICAL SYSTEMS INCORPORATED+<<                                                                       422,281
      4,391   VESTAS WIND SYSTEMS AS                                                                                        308,555
      7,743   VIASYS HEALTHCARE INCORPORATED+                                                                               332,562
     10,265   WATERS CORPORATION+                                                                                           618,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        196   WILLIAM DEMANT HOLDING+                                                                               $        20,004
     24,900   XEROX CORPORATION+                                                                                            469,863
      4,100   YAMATAKE CORPORATION                                                                                          113,533
      6,155   ZIMMER HOLDINGS INCORPORATED+                                                                                 542,009

                                                                                                                         33,957,171
                                                                                                                    ---------------
MEDIA - 0.00%
        147   MODERN TIMES GROUP MTG B SHARES+                                                                                8,923
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 0.09%
    281,100   BANGKOK CHAIN HOSPITAL PCL                                                                                     62,900
     16,099   COVENTRY HEALTH CARE INCORPORATED+                                                                            960,627

                                                                                                                          1,023,527
                                                                                                                    ---------------
MEDICAL PRODUCTS - 0.13%
     17,000   BAXTER INTERNATIONAL INCORPORATED                                                                             966,280
     14,188   ILLUMINA INCORPORATED+<<                                                                                      462,954
        269   ROCHE HOLDINGS AG - BEARER SHARES                                                                              55,291

                                                                                                                          1,484,525
                                                                                                                    ---------------
METAL MINING - 1.06%
      1,959   ACCOR SA                                                                                                      182,169
      3,611   AFRICAN RAINBOW MINERALS LIMITED+                                                                              62,001
        622   AGNICO EAGLE MINES LIMITED                                                                                     22,633
     22,664   ALUMINA LIMITED                                                                                               145,443
     96,500   ANEKA TAMBANG TBK PT                                                                                          153,053
      1,875   ANGLO PLATINUM LIMITED                                                                                        314,365
      4,984   ANGLOGOLD ASHANTI LIMITED                                                                                     204,435
        972   AUR RESOURCES INCORPORATED                                                                                     27,135
     16,281   AURIZON MINES LIMITED+                                                                                         53,276
     30,000   BANPU PCL                                                                                                     197,488
      3,268   BANRO CORPORATION+                                                                                             34,067
     11,100   BARRICK GOLD CORPORATION                                                                                      322,539
      3,000   BOLIDEN AB                                                                                                     62,216
      3,000   BOLIDEN AB REDEMPTION SHARES+                                                                                   5,181
      3,200   CAMECO CORPORATION+                                                                                           165,834
    134,300   CHIN WELL HOLDINGS BHD                                                                                         59,671
     16,223   CIA VALE DO RIO DOCE                                                                                          738,691
      9,732   CLEVELAND CLIFFS INCORPORATED<<                                                                               859,238
     84,498   COEUR D'ALENE MINES CORPORATION+<<                                                                            305,038
        629   COMPASS RESOURCES NL+                                                                                           2,594
      2,814   CUMERIO NV SA                                                                                                  94,546
        699   ELDORADO GOLD CORPORATION                                                                                       3,993
        643   FIRST QUANTUM MINERALS LIMITED                                                                                 51,489
      1,818   FORTESCUE METALS GROUP LIMITED+                                                                                57,205
      9,655   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                           759,849
      6,162   GABRIEL RESOURCES LIMITED+                                                                                     23,908
     15,878   GOLD FIELDS LIMITED                                                                                           268,771
      6,036   GOLDCORP INCORPORATED                                                                                         145,200
     94,699   GRUPO MEXICO SAB DE CV                                                                                        564,341
      1,859   GUYANA GOLDFIELDS INCORPORATED+                                                                                16,129
     15,239   HARMONY GOLD MINING COMPANY LIMITED+                                                                          222,335
      1,248   HUDBAY MINERALS INCORPORATED+                                                                                  28,808
      2,426   IAMGOLD CORPORATION                                                                                            17,691
     16,121   IMPALA PLATINUM HOLDINGS LIMITED                                                                              493,615
      1,432   INDEPENDENCE GROUP NL                                                                                           9,510
        422   INMET MINING CORPORATION                                                                                       30,096
     25,000   INTERNATIONAL NICKEL INDONESIA TBK                                                                            155,772

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
METAL MINING (continued)
      1,265   INTERNATIONAL URANIUM CORPORATION+                                                                    $        16,475
      2,425   IVANHOE MINES LIMITED (CANADA)+                                                                                34,167
      2,522   JUBILEE MINES NL                                                                                               36,337
     12,681   KAGARA ZINC LIMITED+                                                                                           67,203
      2,001   KAZAKHMYS PLC                                                                                                  51,430
     12,290   KGHM POLSKA MIEDZ SA                                                                                          503,617
      4,669   KINROSS GOLD CORPORATION+                                                                                      62,291
        587   KOREA ZINC COMPANY LIMITED                                                                                     93,637
        845   LONMIN PLC                                                                                                     66,393
      2,594   LUNDIN MINING CORPORATION+                                                                                     31,625
     16,875   MERIDIAN GOLD INCORPORATED+                                                                                   432,844
      2,870   MINARA RESOURCES LIMITED                                                                                       19,559
      4,880   MINEFINDERS CORPORATION                                                                                        56,666
     22,000   MITSUI MINING & SMELTING COMPANY LIMITED                                                                      102,498
      3,712   MVELAPHANDA RESOURCES LIMITED                                                                                  30,061
      6,459   NEWCREST MINING LIMITED                                                                                       117,664
     10,964   NEWMONT MINING CORPORATION                                                                                    446,016
     17,000   NIPPON DENKO COMPANY LIMITED                                                                                  103,648
     11,000   NIPPON LIGHT METAL COMPANY LIMITED                                                                             29,104
      4,935   NORTHAM PLATINUM LIMITED                                                                                       38,461
    306,000   OCEAN GRAND HOLDINGS LIMITED                                                                                   39,580
      3,400   ONOKEN COMPANY LIMITED                                                                                         46,795
      4,018   OUTOKUMPU OYJ                                                                                                 144,027
      5,000   PACIFIC METALS COMPANY LIMITED                                                                                 93,878
     26,906   PERU COPPER INCORPORATED+                                                                                     139,611
      1,250   POONGSAN CORPORATION                                                                                           41,361
    189,200   PRESS METAL BHD                                                                                                90,188
     12,593   QUEST CAPITAL CORPORATION                                                                                      37,793
      7,184   RIO TINTO LIMITED                                                                                             567,863
      9,781   RIO TINTO PLC                                                                                                 710,789
      1,717   SHERRITT INTERNATIONAL CORPORATION                                                                             24,978
        340   SILVER WHEATON CORPORATION+                                                                                     3,888
      1,169   SOUTHERN COPPER CORPORATION<<                                                                                 103,667
     13,031   STILLWATER MINING COMPANY+                                                                                    165,494
      3,496   SXR URANIUM ONE INCORPORATED                                                                                   54,486
      4,000   TECK COMINCO INCORPORATED LIMITED                                                                             169,035
        600   TOHO TITANIUM COMPANY LIMITED                                                                                  24,207
     89,800   TONG HERR RESOURCES BHD                                                                                       145,329
     54,500   TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                           8,419
      1,332   VEDANTA RESOURCES PLC                                                                                          39,299
        213   WESTERN AREAS NL+                                                                                               1,032
      2,620   YAMANA GOLD INCORPORATED                                                                                       35,151
    171,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                     90,225
     12,386   ZINIFEX LIMITED                                                                                               180,509

                                                                                                                         12,157,625
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.45%
      3,866   ANTOFAGASTA PLC                                                                                                42,677
     77,103   BHP BILLITON LIMITED                                                                                        2,013,032
      6,000   DOWA MINING COMPANY LIMITED                                                                                    57,831
      5,605   FLORIDA ROCK INDUSTRIES INCORPORATED                                                                          381,476
     21,675   ILUKA RESOURCES LIMITED                                                                                       107,508
    124,000   JIANGXI COPPER COMPANY LIMITED                                                                                198,503
     67,212   LIHIR GOLD LIMITED+                                                                                           174,199
     24,000   MITSUBISHI MATERIALS CORPORATION                                                                              126,409
     27,386   OXIANA LIMITED                                                                                                 74,154
      7,322   PALADIN RESOURCES LIMITED+                                                                                     53,051
      2,700   POTASH CORPORATION OF SASKATCHEWAN                                                                            191,494
     12,000   SUMITOMO METAL MINING COMPANY LIMITED                                                                         273,624
        262   UMICORE                                                                                                        55,919
      8,586   VULCAN MATERIALS COMPANY                                                                                    1,027,658

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (continued)
      5,833   XSTRATA PLC                                                                                           $       335,182

                                                                                                                          5,112,717
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.09%
      5,732   AECI LIMITED                                                                                                   71,247
      6,434   AFRICAN OXYGEN LIMITED                                                                                         32,260
     14,378   BLUESCOPE STEEL LIMITED                                                                                       131,796
      8,100   BLYTH INCORPORATED                                                                                            222,264
      3,516   BUNZL PLC                                                                                                      51,311
     20,571   CALLAWAY GOLF COMPANY<<                                                                                       373,775
      1,136   CAMPBELL BROTHERS LIMITED                                                                                      25,586
      2,080   CHEIL INDUSTRIES INCORPORATED                                                                                  89,002
     25,200   CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                                 6,003
      1,888   COOKSON GROUP PLC                                                                                              26,767
        886   DOOSAN CORPORATION+                                                                                           127,008
     40,000   FIRST PACIFIC COMPANY LIMITED                                                                                  28,687
     18,484   FKI PLC                                                                                                        50,509
     47,000   FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                       145,964
     15,116   FUTURIS CORPORATION LIMITED                                                                                    31,793
     27,000   GALAXY ENTERTAINMENT GROUP LIMITED+                                                                            25,484
      4,300   GLORY LIMITED                                                                                                  87,979
     15,747   HASBRO INCORPORATED<<                                                                                         506,266
     42,000   HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                    143,345
        700   HITACHI MAXELL LIMITED                                                                                          8,306
    237,835   IDT INTERNATIONAL LIMITED                                                                                      15,229
      3,409   IMI PLC                                                                                                        40,738
     16,238   INDUSTRIAS CAMPOS HERMANOS SA DE CV SERIES B+                                                                  78,397
     22,823   INDUSTRIAS PENOLES SA DE CV                                                                                   263,518
      8,033   INVENSYS PLC+                                                                                                  62,035
     30,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                          102,301
      8,117   JAKKS PACIFIC INCORPORATED+                                                                                   213,234
      2,900   JAPAN CASH MACHINE COMPANY LIMITED                                                                             29,000
     75,563   JOHNSON & JOHNSON                                                                                           4,780,871
     38,000   KAWASAKI HEAVY INDUSTRIES LIMITED                                                                             148,940
      2,100   KOSE CORPORATION                                                                                               56,771
     42,695   MATTEL INCORPORATED<<                                                                                       1,195,887
     82,000   MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                           497,929
     20,683   MUELLER WATER PRODUCTS INCORPORATED CLASS B                                                                   327,826
     10,000   NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                         159,655
        231   NKT HOLDING AS                                                                                                 23,326
     53,000   NOBLE GROUP LIMITED                                                                                            50,595
      6,080   ORICA LIMITED                                                                                                 157,077
     60,000   SINGAMAS CONTAINER HOLDING                                                                                     37,728
     10,176   SKF AB SER A REDEEM SHARES+(A)                                                                                 14,677
      5,471   SMITHS GROUP PLC                                                                                              123,174
      5,400   TOSTEM INAX HOLDING CORPORATION                                                                               113,369
      5,823   TRELLEBORG AB CLASS B                                                                                         185,140
     37,265   TYCO INTERNATIONAL LIMITED                                                                                  1,243,160
     21,000   UNIMICRON TECHNOLOGY CORPORATION                                                                               31,018
      1,139   WARTSILA OYJ CLASS B                                                                                           75,526
     10,597   WESFARMERS LIMITED                                                                                            332,917

                                                                                                                         12,545,390
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.25%
     16,800   AEON COMPANY LIMITED                                                                                          314,051
      7,727   AMAZON.COM INCORPORATED+<<                                                                                    534,245
      3,800   ARCS COMPANY LIMITED                                                                                           57,765
     30,621   BLOCKBUSTER INCORPORATED<<                                                                                    135,345
     18,287   BORDERS GROUP INCORPORATED<<                                                                                  407,617

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
MISCELLANEOUS RETAIL (continued)
     20,000   CHINA RESOURCES ENTERPRISE LIMITED                                                                    $        73,382
     15,000   CITIC PACIFIC LIMITED                                                                                          62,432
      6,042   COLDWATER CREEK INCORPORATED+<<                                                                               150,144
     23,173   COLES MYER LIMITED                                                                                            317,184
      9,434   COMERCIAL SIGLO XXI SA                                                                                         54,027
     11,827   COSTCO WHOLESALE CORPORATION                                                                                  667,871
      3,400   CREDIT SAISON COMPANY LIMITED                                                                                  97,502
      3,800   CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                       18,110
     39,276   CVS CORPORATION                                                                                             1,513,697
      8,267   DICK'S SPORTING GOODS INCORPORATED+<<                                                                         459,397
     36,000   DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                         42,877
     20,592   DILLARD'S INCORPORATED<<                                                                                      747,490
      2,755   EXPRESS SCRIPTS INCORPORATED+<<                                                                               281,286
      1,197   FAES FARMA SA                                                                                                  27,638
      8,378   FOSCHINI LIMITED                                                                                               83,109
      8,800   FUJI COMPANY LIMITED                                                                                          143,389
         22   GEO COMPANY LIMITED                                                                                            42,662
      4,400   HEIWADO COMPANY LIMITED                                                                                        72,490
        900   HIKARI TSUSHIN INCORPORATED                                                                                    37,346
      4,200   IZUMI COMPANY LIMITED                                                                                          66,503
      1,094   JEAN COUTU GROUP INCORPORATED CLASS A                                                                          14,933
     10,000   KASUMI COMPANY LIMITED                                                                                         54,314
      4,000   LIFE CORPORATION                                                                                               50,616
      7,221   LONGS DRUG STORES CORPORATION                                                                                 413,619
      9,114   MASSMART HOLDINGS LIMITED                                                                                     118,917
    136,000   METRO HOLDINGS LIMITED                                                                                         89,813
     11,147   MSC INDUSTRIAL DIRECT COMPANY                                                                                 597,033
     10,988   NATURA COSMETICOS SA                                                                                          151,864
     14,906   NEW CLICKS HOLDINGS LIMITED                                                                                    33,497
      7,924   NUTRI SYSTEM INCORPORATED+<<                                                                                  519,180
     28,168   OFFICE DEPOT INCORPORATED+                                                                                  1,025,315
      4,000   OKUWA COMPANY LIMITED                                                                                          50,583
      2,010   ORIX CORPORATION                                                                                              538,422
      7,250   ORKLA ASA                                                                                                     128,023
     13,750   PETSMART INCORPORATED                                                                                         470,525
      7,808   PRICELINE.COM INCORPORATED+<<                                                                                 482,847
     59,009   RITE AID CORPORATION+<<                                                                                       372,937
        800   RYOHIN KEIKAKU COMPANY LIMITED                                                                                 45,818
    152,000   SA SA INTERNATIONAL HOLDINGS LIMITED                                                                           48,276
      1,124   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                      31,397
      3,600   SHIMACHU COMPANY LIMITED                                                                                       91,405
      2,000   SHOPPERS DRUG MART CORPORATION                                                                                 94,278
      2,930   SK NETWORKS COMPANY LIMITED+                                                                                   84,161
      8,674   SPECIALTY STORES LIMITED                                                                                       37,133
     11,938   SPECTRUM BRANDS INCORPORATED+<<                                                                               100,279
     18,902   STAPLES INCORPORATED                                                                                          473,684
      8,000   UNY COMPANY LIMITED                                                                                            89,269
      7,282   VALUEVISION MEDIA INCORPORATED+                                                                                81,340
     26,081   WALGREEN COMPANY                                                                                            1,177,036
     37,659   WOOLWORTHS HOLDINGS LIMITED                                                                                   117,579
     14,118   ZALE CORPORATION+                                                                                             379,209

                                                                                                                         14,370,861
                                                                                                                    ---------------
MISCELLANEOUS SERVICES - 0.08%
      6,692   DUN & BRADSTREET CORPORATION                                                                                  670,070
     13,042   IFIL INVESTMENTS SPA                                                                                          144,338
     47,471   INVERSIONES AGUAS METROPOLITANAS SA+                                                                           60,514

                                                                                                                            874,922
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
MOTION PICTURES - 0.47%
         64   ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED+                                                        $         3,105
      9,853   AVID TECHNOLOGY INCORPORATED+<<                                                                               335,987
      2,000   ESUN HOLDINGS LIMITED+                                                                                          1,606
  1,464,500   GLOBAL MEDIACOM TBK PT                                                                                        210,707
     48,000   NEWS CORPORATION CLASS A                                                                                    1,060,320
     10,788   NEWS CORPORATION CLASS B<<                                                                                    254,920
      5,400   ON*MEDIA CORPORATION+                                                                                          48,366
      5,000   TELEVISION BROADCASTS LIMITED                                                                                  35,154
     74,989   TIME WARNER INCORPORATED                                                                                    1,602,515
      2,900   TOHO COMPANY LIMITED TOKYO                                                                                     52,781
      6,370   TVN SA PLN                                                                                                     55,109
     50,000   WALT DISNEY COMPANY                                                                                         1,772,000

                                                                                                                          5,432,570
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.27%
     20,000   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                         88,878
      4,638   CON-WAY INCORPORATED                                                                                          262,975
     22,000   COSCO PACIFIC LIMITED                                                                                          57,758
     10,180   DSV AS                                                                                                        207,800
      7,321   FORWARD AIR CORPORATION<<                                                                                     248,987
     13,440   LANDSTAR SYSTEM INCORPORATED                                                                                  653,990
      3,000   MITSUBISHI LOGISTICS CORPORATION                                                                               53,369
     21,000   NIPPON EXPRESS COMPANY LIMITED                                                                                125,448
      7,747   OLD DOMINION FREIGHT LINE+                                                                                    241,939
      5,000   SANKYU INCORPORATED                                                                                            24,076
      3,000   SEINO TRANSPORTATION COMPANY LIMITED                                                                           29,433
     20,000   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                    25,970
     16,540   WERNER ENTERPRISES INCORPORATED<<                                                                             319,718
     17,740   YRC WORLDWIDE INCORPORATED+<<                                                                                 713,148

                                                                                                                          3,053,489
                                                                                                                    ---------------
MULTI MEDIA - 0.00%
        280   SANOMAWSOY OYJ                                                                                                  8,793
                                                                                                                    ---------------
MULTI-INDUSTRY COMPANIES - 0.01%
     21,000   FRASER & NEAVE LIMITED                                                                                         78,266
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.82%
      1,870   ACOM COMPANY LIMITED                                                                                           72,833
      1,700   AEON CREDIT SERVICE COMPANY LIMITED                                                                            30,592
      1,650   AIFUL CORPORATION                                                                                              51,656
     27,380   AMERICAN EXPRESS COMPANY                                                                                    1,779,152
     13,214   AMERICREDIT CORPORATION+<<                                                                                    350,832
        462   BANCA ITALEASE SPA+                                                                                            22,659
      6,427   BRADFORD & BINGLEY PLC                                                                                         54,786
      7,717   CAPITAL ONE FINANCIAL CORPORATION<<                                                                           615,662
     14,360   CAPITAL SOURCE INCORPORATED<<                                                                                 377,668
        937   CATTLES PLC                                                                                                     7,667
     22,579   CIT GROUP INCORPORATED                                                                                      1,353,159
      3,275   COMPUCREDIT CORPORATION+<<                                                                                    120,586
     11,188   COUNTRYWIDE FINANCIAL CORPORATION                                                                             435,661
     10,713   CREDIT SUISSE GROUP                                                                                           814,758
      1,580   DIAMOND LEASE COMPANY LIMITED                                                                                  75,689
     18,207   FANNIE MAE                                                                                                  1,163,791
    211,000   FIRST FINANCIAL HOLDING COMPANY LIMITED+                                                                      140,183
      5,716   FIRST MARBLEHEAD CORPORATION<<                                                                                212,978
     13,022   FREDDIE MAC                                                                                                   869,739
      4,600   HITACHI CAPITAL CORPORATION                                                                                    77,297
      2,700   IBJ LEASING COMPANY LIMITED                                                                                    64,893

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
      1,962   IRISH LIFE & PERMANENT PLC                                                                            $        54,172
        311   ORIX CORPORATION ADR                                                                                           42,215
     12,060   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                        243,491
      1,750   PROMISE COMPANY LIMITED                                                                                        60,826
      1,108   PROVIDENT FINANCIAL PLC                                                                                        17,354
      4,800   SAMPO OYJ                                                                                                     151,843
          7   SHINKIN CENTRAL BANK                                                                                           29,219
    101,000   TAIWAN COOPERATIVE BANK+                                                                                       68,172
      5,000   TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                         29,540
      3,100   TOKYO LEASING COMPANY                                                                                          46,513
      5,000   UFJ NICOS COMPANY LIMITED                                                                                      16,146

                                                                                                                          9,451,732
                                                                                                                    ---------------
NON-FERROUS METALS - 0.00%
        400   SUMITOMO TITANIUM CORPORATION                                                                                  39,573
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 4.09%
        700   ADDAX PETROLEUM CORPORATION                                                                                    26,832
      8,656   ANADARKO PETROLEUM CORPORATION                                                                                429,770
      2,300   AOC HOLDINGS INCORPORATED                                                                                      31,410
      6,193   APACHE CORPORATION                                                                                            500,085
        610   ARKEMA+                                                                                                        39,980
      6,435   ATWOOD OCEANICS INCORPORATED+<<                                                                               422,393
      3,779   AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                      10,452
     24,475   BEACH PETROLEUM LIMITED                                                                                        28,272
     34,138   BG GROUP PLC                                                                                                  521,851
     29,752   BJ SERVICES COMPANY<<                                                                                         872,626
        385   BOURBON SA                                                                                                     28,217
    195,490   BP PLC                                                                                                      2,185,144
     22,977   CABOT OIL & GAS CORPORATION                                                                                   896,103
      1,298   CAIRN ENERGY PLC+                                                                                              45,364
      5,327   CANADIAN NATURAL RESOURCES LIMITED                                                                            354,054
      2,251   CANADIAN OIL SANDS TRUST                                                                                       68,208
     12,405   CHENIERE ENERGY INCORPORATED+<<                                                                               472,258
     72,000   CHINA OILFIELD SERVICES LIMITED CLASS H                                                                        66,574
  1,290,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                                            1,440,593
        119   CIA ESPANOLA DE PETROLEOS SA                                                                                   11,080
      9,125   CIMAREX ENERGY COMPANY                                                                                        383,524
     14,000   COSMO OIL COMPANY LIMITED                                                                                      67,182
     12,060   DENBURY RESOURCES INCORPORATED+                                                                               437,296
      7,905   DEVON ENERGY CORPORATION                                                                                      606,946
      1,685   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                      159,013
      7,515   ENCANA CORPORATION                                                                                            460,273
      1,269   ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                          24,105
        604   ENERPLUS RESOURCES                                                                                             29,370
      9,439   ENI SPA<<                                                                                                     667,054
     15,342   ENSCO INTERNATIONAL INCORPORATED                                                                              929,265
      1,247   ENSIGN ENERGY SERVICES INCORPORATED                                                                            25,835
      6,348   EOG RESOURCES INCORPORATED                                                                                    488,161
     24,842   EXCO RESOURCES INCORPORATED+                                                                                  448,895
     16,017   FOREST OIL CORPORATION+<<                                                                                     650,130
     25,159   GLOBAL INDUSTRIES LIMITED+                                                                                    596,520
     62,934   GREY WOLF INCORPORATED+                                                                                       498,437
        872   GRUPA LOTOS SA+                                                                                                14,940
     25,938   HALLIBURTON COMPANY                                                                                           932,467
     25,606   HANOVER COMPRESSOR COMPANY+<<                                                                                 640,150
      8,659   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                    345,061
     74,816   HONG KONG & CHINA GAS COMPANY LIMITED                                                                         156,560
     61,794   HORIZON OIL LIMITED+                                                                                           18,932
      6,767   HOUSTON EXPLORATION COMPANY+                                                                                  406,291
      1,200   HUSKY ENERGY INCORPORATED+                                                                                    100,019

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
OIL & GAS EXTRACTION (continued)
        600   IDEMITSU KOSAN COMPANY LIMITED                                                                        $        68,973
        500   JAPAN PETROLEUM EXPLORATION COMPANY                                                                            35,703
        692   LUNDIN PETROLEUM AB+                                                                                            7,276
     23,662   MARINER ENERGY INCORPORATED+                                                                                  591,077
    174,000   MEDCO ENERGI INTERNASIONAL TBK PT                                                                              70,471
     18,399   MOL HUNGARIAN OIL & GAS PLC                                                                                 2,373,781
      1,291   NESTE OIL OYJ LIMITED                                                                                          48,778
     26,345   NEWPARK RESOURCES INCORPORATED+<<                                                                             207,862
      4,600   NEXEN INCORPORATED                                                                                            137,708
     14,594   NEXUS ENERGY LIMITED+                                                                                          14,864
        364   NIKO RESOURCES LIMITED                                                                                         33,082
     18,000   NIPPON MINING HOLDINGS INCORPORATED                                                                           158,258
     32,000   NIPPON OIL CORPORATION                                                                                        271,882
     13,702   NOBLE CORPORATION                                                                                           1,265,928
      7,291   NORSK HYDRO ASA                                                                                               260,214
     16,062   OCCIDENTAL PETROLEUM CORPORATION                                                                              882,928
     12,627   OCEANEERING INTERNATIONAL INCORPORATED+<<                                                                     631,855
     17,921   OIL SEARCH LIMITED                                                                                             58,616
      1,064   OILEXCO INCORPORATED+                                                                                          11,390
      1,456   OMV AG                                                                                                         96,643
      1,721   OPTI CANADA INCORPORATED+                                                                                      38,825
     16,832   ORIGIN ENERGY LIMITED                                                                                         122,373
     33,071   PARKER DRILLING COMPANY+                                                                                      386,600
        600   PENN WEST ENERGY TRUST                                                                                         20,912
      4,800   PETRO-CANADA                                                                                                  242,199
  1,442,000   PETROCHINA COMPANY LIMITED                                                                                  1,887,345
     29,581   PETROLEO BRASILEIRO SA                                                                                        802,121
      1,428   PETROLEUM GEO-SERVICES ASA+                                                                                    35,871
      7,004   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                                      370,652
      5,924   POGO PRODUCING COMPANY                                                                                        320,311
     18,016   PRIDE INTERNATIONAL INCORPORATED+                                                                             648,756
        550   PROSAFE ASA                                                                                                     8,545
    141,600   PTT EXPLORATION & PRODUCTION PCL                                                                              425,189
    105,500   PTT PCL                                                                                                       769,130
      5,137   QUICKSILVER RESOURCES INCORPORATED+<<                                                                         228,545
     13,978   RANGE RESOURCES CORPORATION                                                                                   541,508
     64,100   RAYONG REFINERY PCL+                                                                                           34,609
      8,597   REPSOL YPF SA                                                                                                 315,220
     25,222   ROYAL DUTCH SHELL PLC CLASS A+                                                                                939,919
     27,837   ROYAL DUTCH SHELL PLC CLASS B                                                                               1,051,701
      2,444   SAIPEM SPA                                                                                                     76,392
     13,462   SANTOS LIMITED                                                                                                149,372
     30,800   SCHLUMBERGER LIMITED                                                                                        2,398,396
      5,048   SEACOR HOLDINGS INCORPORATED+                                                                                 466,890
      4,200   SHOWA SHELL SEKIYU KK                                                                                          50,869
      8,264   SNAM RETE GAS SPA                                                                                              50,845
     16,926   SOUTHWESTERN ENERGY COMPANY+                                                                                  805,678
     12,952   ST. MARY LAND & EXPLORATION COMPANY<<                                                                         483,887
      7,435   STONE ENERGY CORPORATION+                                                                                     242,604
     20,063   SUPERIOR ENERGY SERVICES INCORPORATED+<<                                                                      805,730
     10,500   TALISMAN ENERGY INCORPORATED                                                                                  212,042
      1,002   TECHNIP SA                                                                                                     77,726
     16,875   TETRA TECHNOLOGIES INCORPORATED+<<                                                                            471,319
     13,640   TODCO+                                                                                                        674,634
      5,000   TONENGENERAL SEKIYU KK                                                                                         50,781
     22,859   TOTAL SA                                                                                                    1,722,445
      7,530   TRANSOCEAN INCORPORATED+                                                                                      739,747
      1,149   TRICAN WELL SERVICE LIMITED                                                                                    27,479
      6,855   TULLOW OIL PLC                                                                                                 51,682
     15,395   ULTRA PETROLEUM CORPORATION+                                                                                  944,945
     10,929   UNIT CORPORATION+                                                                                             673,336
      7,220   W-H ENERGY SERVICES INCORPORATED+                                                                             460,636

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
OIL & GAS EXTRACTION (continued)
      8,766   WEATHERFORD INTERNATIONAL LIMITED+                                                                    $       476,344
      1,617   WESTERN OIL SANDS INCORPORATED+                                                                                57,070
      9,670   WOODSIDE PETROLEUM LIMITED                                                                                    344,311
      9,351   XTO ENERGY INCORPORATED                                                                                       542,452

                                                                                                                         47,012,924
                                                                                                                    ---------------
OIL FIELD SERVICES - 0.00%
        170   FUGRO NV                                                                                                        9,962
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.58%
     11,626   BEMIS COMPANY INCORPORATED                                                                                    390,982
     16,922   BOWATER INCORPORATED                                                                                          351,808
     10,834   COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                               365,874
     68,782   DOMTAR CORPORATION+                                                                                           749,724
      1,810   HANSOL PAPER COMPANY                                                                                           34,433
      8,100   INTERNATIONAL PAPER COMPANY                                                                                   317,277
      8,616   KIMBERLY-CLARK CORPORATION                                                                                    611,391
     24,500   KIMBERLY-CLARK DE MEXICO SA CLASS A                                                                           104,027
     19,958   MEADWESTVACO CORPORATION                                                                                      698,530
      3,464   NEENAH PAPER INCORPORATED                                                                                     151,723
     24,000   NINE DRAGONS PAPER HOLDINGS LIMITED                                                                            50,223
         21   NIPPON PAPER GROUP INCORPORATED                                                                                72,818
        500   NORSKE SKOGINDUSTRIER ASA                                                                                       7,503
     20,000   OJI PAPER COMPANY LIMITED                                                                                     101,890
      8,332   PACKAGING CORPORATION OF AMERICA                                                                              215,466
     14,716   PACTIV CORPORATION+                                                                                           499,903
      8,679   PAPERLINX LIMITED                                                                                              29,681
     11,389   POTLATCH CORPORATION                                                                                          498,610
      5,000   RENGO COMPANY LIMITED                                                                                          25,185
      8,799   SAPPI LIMITED                                                                                                 164,400
     24,200   SHANDONG CHENMING PAPER HOLDINGS                                                                               24,019
     10,945   SONOCO PRODUCTS COMPANY                                                                                       473,919
      5,500   STORA ENSO OYJ                                                                                                105,014
      7,700   SUZANO BAHIA SUL PAPER E CELULLOSE SA                                                                          92,993
      5,700   SVENSKA CELLULOSA AB                                                                                           98,647
      5,000   UPM-KYMMENE OYJ                                                                                               129,577
      4,300   VOTORANTIM CELULOSE E PAPEL SA                                                                                 93,230
     14,113   WAUSAU PAPER CORPORATION                                                                                      193,207

                                                                                                                          6,652,054
                                                                                                                    ---------------
PERSONAL SERVICES - 0.24%
      5,316   FIRST CHOICE HOLIDAYS PLC                                                                                      37,579
     33,011   H & R BLOCK INCORPORATED                                                                                      782,031
     10,744   REGIS CORPORATION                                                                                             428,363
     89,803   SERVICE CORPORATION INTERNATIONAL US                                                                        1,255,446
      3,238   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                    169,088
      3,822   WORLEYPARSONS LIMITED                                                                                          94,248

                                                                                                                          2,766,755
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.14%
      6,185   ASHLAND INCORPORATED                                                                                          373,079
      2,843   CALTEX AUSTRALIA LIMITED                                                                                       60,266
     41,966   CHEVRON CORPORATION                                                                                         3,419,809
     60,000   CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                            117,411
      3,200   CIA BRASILEIRA DE PETROLEO IPIRANGA SA                                                                         39,629
    340,000   CNOOC LIMITED                                                                                                 321,780
        689   COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                               30,647
     28,699   CONOCOPHILLIPS                                                                                              2,222,164
      6,176   ENI SPA                                                                                                       218,390

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    108,622   EXXON MOBIL CORPORATION                                                                               $     9,034,092
     38,000   FORMOSA PETROCHEMICAL CORPORATION                                                                              92,014
     11,936   HEADWATERS INCORPORATED+<<                                                                                    235,378
      5,057   HESS CORPORATION                                                                                              299,476
     11,085   HOLLY CORPORATION                                                                                             776,948
      2,800   IMPERIAL OIL LIMITED                                                                                          129,712
         19   INPEX HOLDINGS INCORPORATED                                                                                   167,050
      6,613   MARATHON OIL CORPORATION                                                                                      818,756
  1,071,000   PETRON CORPORATION                                                                                            120,337
     45,300   PETRONAS DAGANGAN BHD                                                                                          99,304
        585   PETROPLUS HOLDINGS AG+                                                                                         54,211
     41,077   POLISH OIL AND GAS                                                                                             69,361
     34,188   POLSKI KONCERN NAFTOWY ORLEN SA                                                                               591,660
     11,780   ROYAL DUTCH SHELL PLC CLASS A                                                                                 438,586
      1,335   S-OIL CORPORATION                                                                                             109,931
      1,417   SBM OFFSHORE NV                                                                                                52,376
      2,507   SEADRILL LIMITED+                                                                                              48,322
     14,200   SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                                42,619
      1,966   SK CORPORATION                                                                                                222,494
      6,000   STATOIL ASA                                                                                                   163,899
      4,400   SUNCOR ENERGY INCORPORATED                                                                                    382,120
     13,593   SUNOCO INCORPORATED                                                                                         1,083,498
     14,860   TESORO CORPORATION                                                                                            919,537
     85,700   THAI OIL PCL                                                                                                  167,020
      7,000   TOHO GAS COMPANY LIMITED                                                                                       34,051
     25,048   UNIPETROL AS                                                                                                  326,904
     11,451   VALERO ENERGY CORPORATION                                                                                     854,474
      4,693   WD-40 COMPANY                                                                                                 156,418
      6,317   WORLD FUEL SERVICES CORPORATION<<                                                                             258,428

                                                                                                                         24,552,151
                                                                                                                    ---------------
PHARMACEUTICALS - 0.00%
      2,670   SAVIENT PHARMACEUTICALS INCORPORATED+                                                                          37,967
                                                                                                                    ---------------
PHARMACEUTICALS - 0.00%
        425   DAEWOONG PHARMACEUTICAL COMPANY LIMITED                                                                        27,347
                                                                                                                    ---------------
PIPELINES - 0.02%
      4,700   TRANSCANADA CORPORATION                                                                                       172,910
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.86%
        729   ACESITA SA                                                                                                     27,134
     14,000   AICHI STEEL CORPORATION                                                                                        80,871
     26,006   AK STEEL HOLDING CORPORATION+<<                                                                               902,928
      3,500   ALCAN INCORPORATED                                                                                            301,374
     16,465   ALCOA INCORPORATED                                                                                            679,675
      9,576   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         1,106,890
    142,000   ALUMINUM CORPORATION OF CHINA LIMITED                                                                         188,037
    110,000   ANGANG NEW STEEL COMPANY LIMITED                                                                              226,806
      4,747   ARCELOR BRASIL SA                                                                                             124,346
      1,700   ASAHI PRETEC CORPORATION                                                                                       46,376
     10,411   BELDEN CDT INCORPORATED                                                                                       596,134
      4,124   CAP SA                                                                                                         72,970
      6,009   CARPENTER TECHNOLOGY CORPORATION                                                                              796,613
     10,121   CHAPARRAL STEEL COMPANY                                                                                       740,857
     18,000   CHINA ORIENTAL GROUP COMPANY LIMITED                                                                            6,616
    157,000   CHINA STEEL CORPORATION                                                                                       182,953
    276,000   CHONGQING IRON & STEEL COMPANY LIMITED                                                                        127,954
      2,600   CHUBU STEEL PLATE COMPANY LIMITED                                                                              23,223
     53,000   CHUNG HUNG STEEL CORPORATION+                                                                                  25,747

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
PRIMARY METAL INDUSTRIES (continued)
      3,313   CIA SIDERURGICA NACIONAL SA                                                                           $       176,084
     14,084   COMMSCOPE INCORPORATED+<<                                                                                     770,817
      2,370   DONGKUK STEEL MILL COMPANY LIMITED                                                                             83,658
     23,000   FENG HSIN IRON & STEEL COMPANY                                                                                 27,498
     12,129   GENERAL CABLE CORPORATION+<<                                                                                  826,591
      8,251   GERDAU SA                                                                                                     187,097
      2,000   GODO STEEL LIMITED                                                                                              9,170
      2,000   HITACHI METALS LIMITED                                                                                         24,174
      5,867   HUBBELL INCORPORATED CLASS B                                                                                  330,488
     56,000   HUNAN NON-FERROUS METAL CORPORATION LIMITED+                                                                   31,914
      2,650   HYUNDAI STEEL COMPANY                                                                                         158,520
        455   IPSCO INCORPORATED                                                                                             71,338
     12,900   JFE HOLDINGS INCORPORATED                                                                                     784,388
      3,240   KAISER ALUMINUM CORPORATION+                                                                                  247,050
        401   KOREA IRON & STEEL COMPANY LIMITED                                                                             29,822
      1,880   KUMBA RESOURCES LIMITED                                                                                        18,351
     24,000   KURIMOTO LIMITED                                                                                               58,965
      7,340   LONE STAR TECHNOLOGIES INCORPORATED+                                                                          494,569
    248,000   MAANSHAN IRON & STEEL COMPANY LIMITED                                                                         192,786
      1,700   MARUICHI STEEL TUBE LIMITED                                                                                    52,942
      7,181   MATTHEWS INTERNATIONAL CORPORATION                                                                            317,472
      5,582   METALURGICA GERDAU SA                                                                                         159,527
     65,000   MIDAS HOLDINGS LIMITED                                                                                         90,526
  2,283,900   MILLENNIUM STEEL PCL+                                                                                          75,833
     10,000   MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                 45,111
        571   MITTAL STEEL COMPANY NV                                                                                        34,282
      8,535   MITTAL STEEL COMPANY NV ADR                                                                                   512,543
      9,306   MITTAL STEEL SOUTH AFRICA LIMITED                                                                             165,469
     11,137   MUELLER INDUSTRIES INCORPORATED                                                                               389,684
     14,000   NAKAYAMA STEEL WORKS LIMITED                                                                                   47,280
  5,418,300   NAKORNTHAI STRIP MILL PCL+                                                                                     46,932
     19,000   NIPPON METAL INDUSTRY COMPANY LIMITED                                                                          92,424
    147,000   NIPPON STEEL CORPORATION                                                                                    1,027,913
      2,500   NIPPON YAKIN KOGYO COMPANY LIMITED                                                                             29,971
     15,000   NSK LIMITED                                                                                                   153,698
      8,637   ONESTEEL LIMITED                                                                                               47,202
        659   POLIMEX MOSTOSTAL SA+                                                                                          61,691
      1,461   POSCO                                                                                                         702,313
     13,899   PRECISION CASTPARTS CORPORATION                                                                             1,661,764
      3,252   RAUTARUUKKI OYJ                                                                                               201,284
      5,440   RTI INTERNATIONAL METALS INCORPORATED+                                                                        482,800
      9,000   SANYO SPECIAL STEEL COMPANY LIMITED                                                                            55,612
     31,300   SHANGHAI ZHENHUA PORT MACHINERY COMPANY CLASS B                                                                56,184
     11,357   SMORGON STEEL GROUP LIMITED                                                                                    25,297
     18,000   TA CHEN STAINLESS PIPE COMPANY                                                                                 26,941
      4,500   TENARIS SA                                                                                                    110,201
      5,770   TEXAS INDUSTRIES INCORPORATED<<                                                                               501,875
      3,740   THYSSENKRUPP AG                                                                                               218,505
     14,935   TITANIUM METALS CORPORATION+<<                                                                                516,751
      3,000   TOHO ZINC COMPANY LIMITED                                                                                      27,880
      4,000   TOPY INDUSTRIES LIMITED                                                                                        14,330
      8,110   TREDEGAR CORPORATION                                                                                          187,422
     21,000   TUNG HO STEEL ENTERPRISE CORPORATION                                                                           23,423
     13,305   UNITED STATES STEEL CORPORATION                                                                             1,505,594
      2,709   USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                        179,068
     22,619   WORTHINGTON INDUSTRIES<<                                                                                      477,487
      5,300   YAMATO KOGYO COMPANY LIMITED                                                                                  189,877
      3,000   YODOGAWA STEEL WORKS LIMITED                                                                                   17,502
        413   ZAKLADY METALI LEKKICH                                                                                         32,243

                                                                                                                         21,345,637
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.02%
      2,555   AGGREKO PLC                                                                                           $        28,622
     16,007   AMERICAN GREETINGS CORPORATION CLASS A                                                                        419,543
      9,012   BELO CORPORATION CLASS A                                                                                      200,337
      8,832   BOWNE & COMPANY INCORPORATED                                                                                  171,252
      5,920   CAPITA GROUP PLC                                                                                               86,862
     12,745   CBS CORPORATION CLASS B                                                                                       423,899
     16,000   DAI NIPPON PRINTING COMPANY LIMITED                                                                           234,675
        935   EMAP PLC                                                                                                       16,218
      8,227   EW SCRIPPS COMPANY CLASS A                                                                                    375,316
      4,118   GANNETT COMPANY INCORPORATED                                                                                  242,221
     13,932   HAYS PLC                                                                                                       48,001
        170   HEIDELBERGER DRUCKMASCHINEN AG                                                                                  8,372
     16,002   IDEARC INCORPORATED                                                                                           564,071
      1,578   INTERTEK GROUP PLC                                                                                             28,543
     11,081   JOHN WILEY & SONS INCORPORATED                                                                                508,064
      2,905   JOHNSTON PRESS PLC                                                                                             25,540
      4,000   KOMORI CORPORATION                                                                                             94,988
     12,063   LEE ENTERPRISES INCORPORATED                                                                                  303,023
     16,433   MCCLATCHY COMPANY CLASS A<<                                                                                   454,701
      9,114   MCGRAW-HILL COMPANIES INCORPORATED                                                                            640,805
      6,197   MEDIA GENERAL INCORPORATED CLASS A                                                                            225,881
      9,080   MEREDITH CORPORATION                                                                                          564,867
      9,069   NASPERS LIMITED                                                                                               239,399
     15,768   NEW YORK TIMES COMPANY CLASS A                                                                                395,934
        900   NISSHA PRINTING COMPANY LIMITED                                                                                22,001
      1,278   PAGESJAUNES SA                                                                                                 27,342
      6,956   PEARSON PLC                                                                                                   123,688
      8,499   PUBLISHING & BROADCASTING LIMITED                                                                             152,715
        644   RANDSTAD HOLDINGS NV                                                                                           52,460
     12,154   REED ELSEVIER PLC                                                                                             164,253
      7,141   RH DONNELLEY CORPORATION+                                                                                     556,570
     23,829   RR DONNELLEY & SONS COMPANY                                                                                 1,020,358
     10,331   SCHOLASTIC CORPORATION+                                                                                       328,216
      4,818   SERCO GROUP PLC                                                                                                45,388
      3,861   SEVEN NETWORK LIMITED                                                                                          36,703
     33,000   SINGAPORE PRESS HOLDINGS LIMITED                                                                               94,508
     33,600   STAR PUBLICATIONS LIMITED                                                                                      33,813
      1,800   THOMSON CORPORATION                                                                                            76,200
      1,000   TIS INCORPORATED                                                                                               22,720
     13,000   TOPPAN PRINTING COMPANY LIMITED                                                                               137,157
     15,700   TRIBUNE COMPANY                                                                                               505,540
     13,458   VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                       241,033
      1,728   VEDIOR NV                                                                                                      51,292
     15,329   VIACOM INCORPORATED CLASS B+<<                                                                                688,579
      9,526   VISTAPRINT LIMITED+<<                                                                                         381,707
        621   WASHINGTON POST COMPANY CLASS B                                                                               477,549
      3,258   WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                     38,983
      3,040   WOLTERS KLUWER NV                                                                                              94,654
        700   YELLOW PAGES INCOME FUND                                                                                        9,535

                                                                                                                         11,684,098
                                                                                                                    ---------------
PROPERTIES - 0.01%
     24,200   SHANGHAI LUJIAZUI FINANCE & TRADE ZONE DEVELOPMENT COMPANY LIMITED                                             59,968
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.39%
     78,069   ALL AMERICA LATINA LOGISTICA                                                                                  181,253
      6,800   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                      633,284
      4,500   CANADIAN NATIONAL RAILWAY COMPANY                                                                             245,279
      1,400   CANADIAN PACIFIC RAILWAY LIMITED                                                                               99,869
         41   CENTRAL JAPAN RAILWAY COMPANY                                                                                 421,118
         88   EAST JAPAN RAILWAY COMPANY                                                                                    679,704

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
RAILROAD TRANSPORTATION (continued)
    170,000   GUANGSHEN RAILWAY COMPANY LIMITED                                                                     $       141,513
     26,000   HANKYU HOLDINGS INCORPORATED                                                                                  148,907
      7,000   KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                        28,242
     10,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                                66,886
     11,000   KEIO ELECTRIC RAILWAY COMPANY LIMITED                                                                          72,942
      7,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                        43,024
     38,000   KINTETSU CORPORATION                                                                                          112,408
     20,151   MTR CORPORATION LIMITED                                                                                        49,136
     19,000   NAGOYA RAILROAD COMPANY LIMITED                                                                                56,360
      9,000   NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                        28,028
      7,000   NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                          26,976
      7,500   NORFOLK SOUTHERN CORPORATION                                                                                  434,100
     12,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                        74,840
      8,000   SAGAMI RAILWAY COMPANY LIMITED                                                                                 26,228
     16,000   TOBU RAILWAY COMPANY LIMITED                                                                                   72,046
      5,055   UNION PACIFIC CORPORATION                                                                                     610,037
     85,000   WAN HAI LINES LIMITED                                                                                          60,717
         39   WEST JAPAN RAILWAY COMPANY                                                                                    181,380

                                                                                                                          4,494,277
                                                                                                                    ---------------
REAL ESTATE - 1.17%
      1,000   AEON MALL COMPANY LIMITED                                                                                      36,237
     28,000   AGILE PROPERTY HOLDINGS LIMITED                                                                                30,874
     47,283   ALLAN GRAY PROPERTY TRUST                                                                                      46,021
     10,992   AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                           3,008
  1,127,500   ASIAN PAC HOLDINGS BHD+                                                                                        84,600
        200   ATRIUM COMPANY LIMITED                                                                                          5,160
    102,100   BANDAR RAYA DEVELOPMENTS BHD                                                                                   76,909
      3,283   BRASCAN RESIDENTIAL PROPERTIES SA+                                                                             27,771
      6,185   BRITISH LAND COMPANY PLC                                                                                      177,215
      2,419   BRIXTON PLC                                                                                                    22,872
     78,802   BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             150,732
     16,000   CAPITACOMMERICAL TRUST                                                                                         30,757
     32,000   CAPITALAND LIMITED                                                                                            169,478
      1,600   CASTELLUM AB                                                                                                   23,412
     55,000   CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                 31,463
     20,319   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                  756,273
     17,260   CENTRO PROPERTIES GROUP                                                                                       135,775
      1,280   CENTRO RETAIL GROUP                                                                                             2,003
     46,238   CFS RETAIL PROPERTY TRUST                                                                                      92,272
      5,198   CHARTER HALL GROUP+                                                                                            12,482
     31,000   CHEUNG KONG HOLDINGS LIMITED                                                                                  401,373
      9,500   CHINA MERCHANTS PROPERTY DEVELOPMENT COMPANY LIMITED                                                           39,540
     72,000   CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                       98,847
     22,000   CHINA RESOURCES LAND LIMITED                                                                                   28,794
     37,350   CHINA VANKE COMPANY LIMITED CLASS B                                                                            70,793
     20,000   CHINESE ESTATES HOLDINGS LIMITED                                                                               32,170
      9,000   CITY DEVELOPMENTS LIMITED                                                                                      99,451
    114,317   COMMONWEALTH PROPERTY OFFICE FUND                                                                             158,082
    278,000   COUNTRY GARDEN HOLDINGS COMPANY LIMITED+                                                                      239,249
      7,236   CYRELA BRAZIL REALTY SA                                                                                        93,906
      2,300   DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                      121,898
    110,335   DB RREEF TRUST                                                                                                179,984
        878   DERWENT VALLEY HOLDINGS PLC                                                                                    36,040
      1,176   ECHO INVESTMENT                                                                                                45,282
  5,469,000   FILINVEST LAND INCORPORATED+                                                                                  226,890
      4,586   FKP PROPERTY GROUP                                                                                             27,304
        164   FONCIERE DES REGIONS                                                                                           27,862
      5,806   FOREST CITY ENTERPRISES INCORPORATED                                                                          407,001
          2   FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                    21,200
      4,364   GAFISA SA                                                                                                      73,377
        133   GECINA SA                                                                                                      24,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
REAL ESTATE (continued)
     46,000   GENTING INTERNATIONAL PLC+                                                                            $        27,821
        310   GOLDCREST COMPANY LIMITED                                                                                      16,379
    273,900   GOLDEN LAND PROPERTY PCL+                                                                                      75,128
     40,332   GPT GROUP                                                                                                     171,660
     10,000   GREAT EAGLE HOLDINGS LIMITED                                                                                   38,356
     39,700   GUANGZHOU R&F PROPERTIES                                                                                      100,668
     11,000   GUOCOLAND LIMITED                                                                                              35,530
      2,735   HAMMERSON PLC                                                                                                  86,217
     18,000   HANG LUNG GROUP LIMITED                                                                                        72,268
     33,000   HANG LUNG PROPERTIES LIMITED                                                                                  103,964
     18,000   HENDERSON INVESTMENTS LIMITED                                                                                  38,773
     13,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                     89,819
     24,000   HONGKONG LAND HOLDINGS LIMITED                                                                                109,920
     30,000   HOPEWELL HOLDINGS                                                                                             131,396
     10,000   HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                            26,382
     12,000   HYSAN DEVELOPMENT COMPANY LIMITED                                                                              33,348
        329   ICADE+                                                                                                         28,633
     56,200   IGB CORPORATION BHD                                                                                            47,956
      1,180   IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                                17,751
      4,343   IMMOFINANZ IMMOBILIEN ANLAGEN AG+                                                                              70,125
     16,507   ING INDUSTRIAL FUND                                                                                            33,215
     24,988   ING OFFICE FUND                                                                                                37,244
     90,407   INVESTA PROPERTY GROUP                                                                                        232,070
        376   IVG IMMOBILIEN AG                                                                                              16,266
          3   JAPAN EXCELLENT INCORPORATED                                                                                   32,539
          2   JAPAN LOGISTICS FUND INCORPORATED                                                                              22,350
        300   JOINT CORPORATION                                                                                              10,920
      3,686   JONES LANG LASALLE INCORPORATED                                                                               430,156
          3   KENEDIX REALTY INVESTMENT                                                                                      24,281
      6,000   KEPPEL LAND LIMITED                                                                                            35,896
      9,500   KERRY PROPERTIES LIMITED                                                                                       58,337
        229   KLEPIERRE                                                                                                      44,371
     12,000   KOWLOON DEVELOPMENT COMPANY LIMITED                                                                            25,019
      4,242   LAND SECURITIES GROUP PLC                                                                                     163,458
      6,753   LEND LEASE CORPORATION LIMITED                                                                                111,277
      2,700   LEOPALACE21 CORPORATION                                                                                        90,961
      2,914   LIBERTY INTERNATIONAL PLC                                                                                      69,991
    238,000   LIPPO KARAWACI TBK PT                                                                                          41,523
    121,410   MACQUAIRE OFFICE TRUST                                                                                        169,901
     30,785   MACQUARIE COUNTRYWIDE TRUST                                                                                    57,611
     28,238   MACQUARIE GOODMAN GROUP                                                                                       168,353
     12,827   MACQUARIE PROLOGIS TRUST                                                                                       15,135
  2,360,000   MEGAWORLD CORPORATION+                                                                                        203,976
      2,590   MEINL EUROPEAN LAND LIMITED+                                                                                   73,951
      6,205   MERITAGE CORPORATION+<<                                                                                       215,251
         55   METROVACESA SA                                                                                                  6,265
     24,000   MIDLAND HOLDINGS LIMITED                                                                                       15,737
     42,665   MIRVAC GROUP                                                                                                  203,140
     30,000   MITSUBISHI ESTATE COMPANY LIMITED                                                                             921,939
     19,000   MITSUI FUDOSAN COMPANY LIMITED                                                                                597,946
     60,000   NEO-CHINA GROUP HOLDINGS LIMITED                                                                               11,065
          5   NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                       25,390
          4   NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                      26,196
        900   NOMURA REAL ESTATE HOLDING INCORPORATED                                                                        32,835
         40   NTT URBAN DEVELOPMENT CORPORATION                                                                              96,631
          4   ORIX JREIT INCORPORATED                                                                                        38,455
     28,826   PARQUE ARAUCO                                                                                                  35,923
        134   PSP SWISS PROPERTY AG                                                                                           7,965
     22,249   PUTRAJAYA PERDANA BHD+                                                                                         12,766
      2,267   ROSSI RESIDENCIAL SA                                                                                           42,520
      1,177   SACYR VALLEHERMOSO SA                                                                                          67,466
     17,000   SHIMAO PROPERTY HOLDING LIMITED+                                                                               38,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
REAL ESTATE (continued)
     36,000   SHUI ON LAND LIMITED+                                                                                 $        30,982
     32,000   SHUN TAK HOLDINGS LIMITED                                                                                      43,276
     32,097   SINO LAND COMPANY                                                                                              70,208
      4,457   SLOUGH ESTATES PLC                                                                                             63,190
  1,373,000   SM PRIME HOLDINGS INCORPORATED                                                                                363,424
     30,700   SP SETIA BHD                                                                                                   75,881
     26,763   STEWART ENTERPRISES INCORPORATED                                                                              207,146
     34,070   STOCKLAND                                                                                                     249,391
        849   STOCKLAND - NEW SHARES+                                                                                         6,144
         40   SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                      3,599
     10,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                                 377,979
     13,000   SUN HUNG KAI PROPERTIES LIMITED                                                                               151,003
        600   SURUGA CORPORATION                                                                                             13,903
      7,394   SYCOM PROPERTY FUND                                                                                            21,808
      7,555   THE ST. JOE COMPANY<<                                                                                         395,429
     10,000   TOKYU LAND CORPORATION                                                                                        123,583
      4,500   TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                   18,044
        442   UNIBAIL                                                                                                       126,833
     14,000   UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                      28,743
      9,000   UNITED OVERSEAS LAND LIMITED                                                                                   30,012
          3   UNITED URBAN INVESTMENT CORPORATION                                                                            25,144
      4,800   URBAN CORPORATION                                                                                              76,122
     16,858   VALAD PROPERTY GROUP                                                                                           31,408
        665   WESTFIELD GROUP+                                                                                               11,393
     35,950   WESTFIELD GROUP                                                                                               638,531
     17,000   WHEELOCK AND COMPANY                                                                                           41,844
      7,000   WING TAI HOLDINGS LIMITED                                                                                      15,745
          2   ZEPHYR COMPANY LIMITED                                                                                          4,552

                                                                                                                         13,500,478
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.51%
     37,834   AMERICAN FINANCIAL REALTY TRUST                                                                               426,768
     18,000   ASCENDAS REIT                                                                                                  33,072
     26,956   BRANDYWINE REALTY TRUST<<                                                                                     910,503
        341   CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                           8,630
     18,019   CAPITAMALL TRUST                                                                                               47,834
        645   CORIO NV                                                                                                       56,247
      5,596   FEDERAL REALTY INVESTMENT TRUST<<                                                                             495,918
     22,135   HEALTH CARE REIT INCORPORATED<<                                                                               968,849
     14,518   HEALTHCARE REALTY TRUST INCORPORATED                                                                          475,755
          9   JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                      40,156
          8   JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                      110,435
          7   JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                       71,898
      5,000   K-REIT ASIA+                                                                                                    9,350
     19,749   LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                        410,779
    125,000   MACQUARIE MEAG PRIME REIT                                                                                     101,347
          2   MORI HILLS REIT INVESTMENT CORPORATION                                                                         22,350
          2   MORI TRUST SOGO REIT INCORPORATED                                                                              26,294
         11   NIPPON BUILDING FUND INCORPORATED                                                                             178,061
          5   NOMURA REAL ESTATE OFFICE FUND                                                                                 62,449
     10,803   PENNSYLVANIA REIT                                                                                             513,467
      1,009   RIOCAN REIT                                                                                                    24,914
        826   RODAMCO EUROPE NV                                                                                             123,146
     24,646   SENIOR HOUSING PROPERTIES TRUST                                                                               579,181
     26,000   SUNTEC REIT                                                                                                    34,000
     32,000   THE LINK REIT                                                                                                  74,258
          3   TOKYU REIT INCORPORATED                                                                                        36,237
          3   TOP REIT INCORPORATED                                                                                          22,087
         59   WERELDHAVE NV                                                                                                   8,691

                                                                                                                          5,872,676
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
RETAIL DEPARTMENT STORES - 0.07%
      3,200   EDION CORPORATION                                                                                     $        39,573
     11,392   MEN'S WEARHOUSE INCORPORATED<<                                                                                607,649
     14,500   PARKSON RETAIL GROUP LIMITED                                                                                   97,583
    188,400   ROBINSON DEPARTMENT STORE PCL+                                                                                 64,731

                                                                                                                            809,536
                                                                                                                    ---------------
RETAIL, TRADE & SERVICES - 0.02%
     10,561   STRIDE RITE CORPORATION                                                                                       212,804
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.37%
      7,060   A SCHULMAN INCORPORATED                                                                                       170,781
     18,070   AMCOR LIMITED                                                                                                 111,323
      3,039   ANSELL LIMITED                                                                                                 30,877
     21,000   BANDO CHEMICAL INDUSTRIES LIMITED                                                                             119,581
      7,323   BRIDGESTONE CORPORATION                                                                                       286,151
     36,000   CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                     41,188
      2,647   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                       346,765
      1,478   CONTINENTAL AG                                                                                                209,035
     18,080   COOPER TIRE & RUBBER COMPANY                                                                                  435,186
     17,334   GOODYEAR TIRE & RUBBER COMPANY+                                                                               614,837
      4,510   HANKOOK TIRE COMPANY LIMITED                                                                                   72,671
     15,185   JARDEN CORPORATION+<<                                                                                         647,185
        620   KOREA KUMHO PETROCHEMICAL COMPANY LIMITED                                                                      34,548
     17,000   NAN KANG RUBBER TIRE COMPANY LIMITED+                                                                          31,079
     16,330   SEALED AIR CORPORATION                                                                                        527,459
     17,875   TUPPERWARE BRANDS CORPORATION<<                                                                               516,766
     15,000   YOKOHAMA RUBBER COMPANY LIMITED                                                                               108,217

                                                                                                                          4,303,649
                                                                                                                    ---------------
SCHOOLS - 0.01%
     8,686    ABC LEARNING CENTRES LIMITED                                                                                   51,857
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.13%
        780   AGF MANAGEMENT LIMITED                                                                                         26,873
     22,394   ALEXANDER FORBES LIMITED                                                                                       52,683
      4,420   ALLCO FINANCE GROUP LIMITED                                                                                    43,188
      3,840   AMERIPRISE FINANCIAL INCORPORATED                                                                             241,344
      5,258   BABCOCK & BROWN LIMITED                                                                                       140,021
      2,123   BEAR STEARNS COMPANIES INCORPORATED                                                                           318,365
        411   BLACKROCK INCORPORATED NEW YORK SHARES                                                                         63,105
     20,100   BURSA MALAYSIA BHD                                                                                             63,284
      2,587   CABCHARGE AUSTRALIA LIMITED                                                                                    28,426
     58,000   CAPITAL SECURITIES CORPORATION                                                                                 26,421
      3,692   CBOT HOLDINGS INCORPORATED CLASS A+                                                                           725,884
     28,990   CHARLES SCHWAB CORPORATION                                                                                    651,405
        826   CHICAGO MERCANTILE EXCHANGE                                                                                   438,606
      4,830   DAEWOO SECURITIES COMPANY LIMITED                                                                             131,969
      1,910   DAISHIN SECURITIES COMPANY LIMITED                                                                             55,274
        978   DEUTSCHE BOERSE AG                                                                                            231,502
     43,282   E*TRADE FINANCIAL CORPORATION+                                                                              1,036,604
     13,925   EATON VANCE CORPORATION                                                                                       611,168
    204,500   ECM LIBRA AVENUE BHD                                                                                           62,581
     10,963   FEDERATED INVESTORS INCORPORATED CLASS B                                                                      426,899
      4,440   FRANKLIN RESOURCES INCORPORATED                                                                               602,686
     42,577   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                         266,958
    146,960   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                       64,498
      7,043   GOLDMAN SACHS GROUP INCORPORATED                                                                            1,625,665
     92,146   GRUPO FINANCIERO BANORTE SA DE CV                                                                             430,721
    136,969   GRUPO FINANCIERO INBURSA SA DE CV                                                                             298,821

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      1,000   GUOCO GROUP LIMITED                                                                                   $        13,908
      2,330   HYUNDAI SECURITIES COMPANY                                                                                     46,585
      1,200   IGM FINANCIAL INCORPORATED                                                                                     60,112
      5,820   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                       843,551
        708   INTERMEDIATE CAPITAL GROUP PLC                                                                                 26,524
      8,661   INTERNATIONAL SECURITIES EXCHANGE INCORPORATED                                                                563,311
      9,235   INVESTEC LIMITED                                                                                              120,561
      9,944   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                     404,224
      1,900   JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                       25,791
     11,565   JEFFERIES GROUP INCORPORATED                                                                                  354,352
      3,847   JSE LIMITED                                                                                                    44,981
     86,600   KIM ENG SECURITIES THAILAND PCL                                                                                46,757
      4,103   KINNEVIK INVESTMENT AB                                                                                         79,310
     33,570   KNIGHT CAPITAL GROUP INCORPORATED+                                                                            581,097
     17,391   LABRANCHE & COMPANY INCORPORATED+<<                                                                           143,650
     11,932   LAZARD LIMITED                                                                                                642,896
      3,273   LEGG MASON INCORPORATED                                                                                       330,671
     10,177   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                         746,788
     31,597   MACQUARIE AIRPORTS GROUP                                                                                      108,842
     15,742   MERRILL LYNCH & COMPANY INCORPORATED                                                                        1,459,756
        902   MIRAE ASSET SECURITIES COMPANY LIMITED                                                                         66,887
      6,000   MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                      69,022
     18,252   MORGAN STANLEY                                                                                              1,552,150
      9,455   NASDAQ STOCK MARKET INCORPORATED+<<                                                                           314,662
     11,200   NOMURA HOLDINGS INCORPORATED                                                                                  229,154
     30,500   NOMURA HOLDINGS INCORPORATED ADR                                                                              626,775
      8,017   NUVEEN INVESTMENTS CLASS A                                                                                    439,813
      5,461   NYSE EURONEXT INCORPORATED+<<                                                                                 453,634
      4,000   OKASAN HOLDINGS INCORPORATED                                                                                   27,346
         12   PACIFIC MANAGEMENT CORPORATION                                                                                 24,256
      4,230   PIPER JAFFRAY COMPANIES INCORPORATED+<<                                                                       282,987
     78,000   POLARIS SECURITIES COMPANY LIMITED+                                                                            33,406
     47,000   PRESIDENT SECURITIES CORPORATION                                                                               25,606
     12,341   RAYMOND JAMES FINANCIAL INCORPORATED                                                                          411,079
          4   RISA PARTNERS INCORPORATED                                                                                     12,325
      2,470   SAMSUNG SECURITIES COMPANY LIMITED                                                                            170,382
      6,991   SEI INVESTMENTS COMPANY                                                                                       431,554
     21,360   SEOUL SECURITIES COMPANY LIMITED                                                                               26,591
     11,000   SHINKO SECURITIES COMPANY LIMITED                                                                              55,859
     29,100   SUMITOMO CORPORATION                                                                                          528,439
      7,502   SWS GROUP INCORPORATED                                                                                        181,098
     26,936   T. ROWE PRICE GROUP INCORPORATED                                                                            1,383,164
     59,100   TA ENTERPRISES BHD                                                                                             26,955
      5,425   TD AMERITRADE HOLDING CORPORATION+                                                                            111,375
      4,532   TONG YANG INVESTMENT BANK+                                                                                     75,712
        200   TSX GROUP INCORPORATED                                                                                          7,928
     19,194   UBS AG                                                                                                      1,252,123
      8,610   WADDELL & REED FINANCIAL INCORPORATED<<                                                                       223,343
      5,530   WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                                 153,479
      4,000   YAMANASHI CHOU BANK LIMITED                                                                                    25,933

                                                                                                                         24,531,655
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.03%
      5,852   ASML HOLDING NV+                                                                                              151,578
      5,427   CABOT MICROELECTRONICS CORPORATION+<<                                                                         181,587

                                                                                                                            333,165
                                                                                                                    ---------------
SEMICONDUCTORS - 0.09%
     48,000   SILICONWARE PRECISION INDUSTRIES COMPANY                                                                      100,247
    372,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                            767,904

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
SEMICONDUCTORS (continued)
    355,000   UNITED MICROELECTRONICS CORPORATION+                                                                  $       206,305

                                                                                                                          1,074,456
                                                                                                                    ---------------
SOCIAL SERVICES - 0.04%
      2,367   ABERTIS INFRAESTRUCTURAS SA                                                                                    78,540
      1,616   AUTOSTRADE SPA                                                                                                 54,469
      3,287   BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                             43,742
     12,140   GROUP 4 SECURICOR PLC                                                                                          52,825
     27,447   TRANSURBAN GROUP                                                                                              190,685

                                                                                                                            420,261
                                                                                                                    ---------------
STEEL PRODUCERS, PRODUCTS - 0.03%
    255,599   MELEWAR INDUSTRIAL GROUP BHD                                                                                   78,970
    279,700   ORNASTEEL HOLDINGS BHD                                                                                        120,982
      1,009   SALZGITTER AG                                                                                                 193,399

                                                                                                                            393,351
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.66%
     73,000   ASIA CEMENT CORPORATION                                                                                        81,532
     11,704   BORAL LIMITED                                                                                                  85,479
        751   BUZZI UNICEM SPA                                                                                               26,142
     11,173   CEMENTOS BIO-BIO SA                                                                                            32,524
    265,166   CEMEX SAB DE CV+                                                                                            1,027,381
     31,400   CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                  85,251
     34,000   CHINA NATIONAL BUILDING MATERIAL COMPANY LIMITED                                                               49,203
      4,000   CHOFU SEISAKUSHO COMPANY LIMITED                                                                               86,278
      3,113   CIMPOR CIMENTOS DE PORTUGAL SA                                                                                 30,578
      5,200   CLEANUP CORPORATION                                                                                            41,233
      3,534   COMPAGNIE DE SAINT-GOBAIN                                                                                     387,499
     40,376   CORNING INCORPORATED+                                                                                       1,009,400
     36,708   CORP MOCTEZUMA SA DE CV                                                                                       109,377
      5,536   CRH PLC                                                                                                       268,908
     21,300   CSG HOLDING COMPANY LIMITED                                                                                    25,232
    101,100   DYNASTY CERAMIC PCL                                                                                            42,909
     11,415   EAGLE MATERIALS INCORPORATED                                                                                  572,691
     49,000   GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED+                                                            25,658
     13,617   GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                                           96,997
        297   HANIL CEMENT COMPANY LIMITED+                                                                                  32,331
     12,937   HANSON PLC                                                                                                    275,509
        180   HEIDELBERGCEMENT AG                                                                                            28,928
         86   IMERYS SA                                                                                                       8,575
     40,000   INDOCEMENT TUNGGAL PRAKARSA TBK PT+                                                                            25,150
    165,840   KIAN JOO CAN FACTORY BHD                                                                                       57,094
    100,900   LAFARGE MALAYAN CEMENT BHD                                                                                     51,066
      1,421   LAFARGE SA                                                                                                    245,925
      2,000   NIHON YAMAMURA GLASS COMPANY LIMITED                                                                            5,111
      8,135   OWENS CORNING INCORPORATED+<<                                                                                 292,047
     15,753   OWENS-ILLINOIS INCORPORATED+                                                                                  535,602
        815   PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                       57,805
     17,662   REXAM PLC                                                                                                     187,804
     19,751   RINKER GROUP LIMITED                                                                                          314,175
      6,500   SEMEN GRESIK PERSERO TBK PT                                                                                    31,848
     44,300   SIAM CEMENT PCL                                                                                               304,415
      1,177   SIG PLC                                                                                                        33,095
         22   SIKA AG                                                                                                        43,702
      2,140   SSANGYONG CEMENT INDUSTRIAL COMPANY LIMITED+                                                                   32,753
      9,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                          26,475
     18,000   TAIHEIYO CEMENT CORPORATION                                                                                    82,383

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
    142,000   TAIWAN CEMENT CORPORATION                                                                             $       133,668
     68,000   TAIWAN GLASS INDUSTRIAL CORPORATION                                                                            59,894
        600   TITAN CEMENT COMPANY SA                                                                                        35,506
      3,500   TOYO SEIKAN KAISHA LIMITED                                                                                     67,584
    105,500   UNITED TRACTORS TBK PT                                                                                         90,237
      7,667   USG CORPORATION+<<                                                                                            393,777
    331,800   VANACHAI GROUP PCL                                                                                             47,516

                                                                                                                          7,584,247
                                                                                                                    ---------------
TELECOMMUNICATIONS - 0.03%
      3,084   FIRST QUANTUM MINERALS LIMITED                                                                                246,967
     58,000   HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                           128,056

                                                                                                                            375,023
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS - 0.18%
      7,310   ALBANY INTERNATIONAL CORPORATION CLASS A                                                                      285,967
    137,000   FAR EASTERN TEXTILE COMPANY LIMITED                                                                           136,426
     43,000   FORMOSA TAFFETA COMPANY LIMITED                                                                                40,737
      1,102   GILDAN ACTIVEWEAR INCORPORATED+                                                                                38,327
     12,722   INTERFACE INCORPORATED                                                                                        214,747
     26,000   KABLIN SA                                                                                                      86,622
      7,500   KURARAY COMPANY LIMITED                                                                                        81,594
     12,000   MITSUBISHI RAYON COMPANY LIMITED                                                                               76,713
      4,000   NISSHINBO INDUSTRIES INCORPORATED                                                                              55,185
     57,000   TAINAN SPINNING COMPANY LIMITED                                                                                26,742
     19,000   TEIJIN LIMITED                                                                                                101,479
     42,000   TORAY INDUSTRIES INCORPORATED                                                                                 283,681
     15,000   TOYOBO COMPANY LIMITED                                                                                         40,304
     19,000   WEIQIAO TEXTILE COMPANY                                                                                        42,241
     18,085   WOLVERINE WORLD WIDE INCORPORATED                                                                             525,008

                                                                                                                          2,035,773
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT - 0.05%
     22,526   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                           515,395
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.70%
      2,456   ALTADIS SA                                                                                                    165,895
     40,031   ALTRIA GROUP INCORPORATED                                                                                   2,846,204
      6,700   BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                          90,194
     14,356   BRITISH AMERICAN TOBACCO PLC                                                                                  486,379
      6,305   IMPERIAL TOBACCO GROUP PLC                                                                                    272,665
        116   JAPAN TOBACCO INCORPORATED                                                                                    604,306
    263,000   PT GUDANG GARAM TBK                                                                                           330,724
      3,031   REYNOLDS AMERICAN INCORPORATED                                                                                197,136
      3,500   SOUZA CRUZ SA                                                                                                  87,108
      1,500   SWEDISH MATCH AB                                                                                               27,748
  1,422,500   TELEKOMUNIKASI INDONESIA TBK PT                                                                             1,539,014
      7,526   UNIVERSAL CORPORATION<<                                                                                       478,428
     17,867   UST INCORPORATED<<                                                                                            953,919

                                                                                                                          8,079,720
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.54%
        200   ACE AVIATION HOLDINGS INCORPORATED+                                                                             4,936
         67   AEROPLAN INCOME FUND                                                                                            1,298
        300   AEROPORTS DE PARIS+                                                                                            35,785
    121,900   AIR CHINA  HONG KONG                                                                                           93,512
      1,787   AIR FRANCE-KLM                                                                                                 91,251
     58,400   AIRASIA BHD+                                                                                                   33,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
TRANSPORTATION BY AIR (continued)
     53,200   AIRPORTS OF THAILAND PCL                                                                              $        87,553
     31,967   AIRTRAN HOLDINGS INCORPORATED+<<                                                                              396,071
     12,167   ALASKA AIR GROUP INCORPORATED+                                                                                354,790
     32,900   ALITALIA SPA+                                                                                                  36,654
     14,000   ALL NIPPON AIRWAYS COMPANY LIMITED                                                                             53,952
     24,658   AMR CORPORATION+                                                                                              699,054
        502   ARRIVA PLC                                                                                                      7,217
     31,158   BAE SYSTEMS PLC                                                                                               275,938
      6,732   BRITISH AIRWAYS PLC+                                                                                           62,652
     20,000   CATHAY PACIFIC AIRWAYS LIMITED                                                                                 53,276
     53,000   CHINA AIRLINES                                                                                                 22,860
     74,000   CHINA EASTERN AIRLINES CORPORATION LIMITED CLASS H                                                             35,349
     54,000   CHINA SOUTHERN AIRLINES COMPANY LIMITED+                                                                       31,743
     10,705   COBHAM PLC                                                                                                     46,422
     10,651   CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                                  427,851
      2,309   DEUTSCHE LUFTHANSA AG                                                                                          66,891
      7,735   EGL INCORPORATED+                                                                                             358,517
      3,461   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                   108,833
    128,000   EVA AIRWAYS CORPORATION+                                                                                       48,622
      2,753   FINMECCANICA SPA                                                                                               86,607
      2,399   GOL-LINHAS AEREAS INTELIGENTES SA                                                                              79,176
     17,265   GRUPO AEROPORTUARIO DEL CLASS B                                                                                85,155
      5,427   IBERIA LINEAS AEREAS DE ESPANA SA                                                                              28,552
     20,000   JAPAN AIR LINES CORPORATION                                                                                    39,770
         65   JAZZ AIR INCOME FUND                                                                                              513
     16,822   JETBLUE AIRWAYS CORPORATION+<<                                                                                181,341
        397   KLOECKNER & COMPANY                                                                                            28,995
      1,500   KOREAN AIR LINES COMPANY LIMITED                                                                               88,920
      5,239   LAN AIRLINES SA                                                                                                84,127
    110,700   MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 192,182
      6,876   MEGGITT PLC                                                                                                    43,566
     33,414   QANTAS AIRWAYS LIMITED                                                                                        157,710
     31,852   RYANAIR HOLDINGS PLC+                                                                                         228,007
     18,746   SKYWEST INCORPORATED                                                                                          516,077
     18,900   SOUTHWEST AIRLINES COMPANY                                                                                    270,459
      3,322   TAM SA+                                                                                                       113,183
     76,300   THAI AIRWAYS INTERNATIONAL PCL                                                                                 97,482
        940   THALES SA                                                                                                      57,524
      4,845   TUI AG                                                                                                        131,688
      6,755   US AIRWAYS GROUP INCORPORATED+                                                                                240,816
        123   ZODIAC SA                                                                                                       9,578

                                                                                                                          6,196,136
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.97%
    123,000   AAPICO HITECH PCL                                                                                              49,008
      8,615   AAR CORPORATION+                                                                                              279,988
      5,900   AISIN SEIKI COMPANY LIMITED                                                                                   199,252
     15,000   ALL AMERICA LATINA LOGISTICA SA                                                                               192,087
     13,431   AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                        387,081
     20,728   ARVIN INDUSTRIES INCORPORATED                                                                                 432,801
        149   BAYERISCHE MOTOREN WERKE AG                                                                                     8,665
     18,325   BOEING COMPANY                                                                                              1,843,312
     13,888   BOMBARDIER INCORPORATED CLASS B+                                                                               69,076
      8,000   BOSCH CORPORATION                                                                                              36,878
     10,238   BRUNSWICK CORPORATION<<                                                                                       352,494
      2,500   CAE INCORPORATED                                                                                               32,349
      7,000   CALSONIC KANSEI CORPORATION                                                                                    30,887
     30,000   CHINA MOTOR COMPANY LIMITED                                                                                    26,333
     19,600   CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                   21,963
     26,005   COATES HIRE LIMITED                                                                                           133,938
      2,000   DAIHATSU MOTOR COMPANY LIMITED                                                                                 16,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
TRANSPORTATION EQUIPMENT (continued)
      9,625   DAIMLERCHRYSLER AG                                                                                    $       882,606
     11,000   DENSO CORPORATION                                                                                             385,949
    104,000   DENWAY MOTORS LIMITED                                                                                          45,551
    120,000   DONGFENG MOTOR CORPORATION+                                                                                    61,472
     94,900   DRB-HICOM BHD                                                                                                  49,146
      6,741   FIAT SPA                                                                                                      193,017
     47,100   FORD MOTOR COMPANY+<<                                                                                         392,814
      1,200   FUTABA INDUSTRIAL COMPANY LIMITED                                                                              29,680
      6,338   GENERAL DYNAMICS CORPORATION                                                                                  508,561
      8,702   GENERAL MOTORS CORPORATION<<                                                                                  260,973
     18,779   GENUINE PARTS COMPANY                                                                                         963,738
        115   GEORG FISCHER AG+                                                                                              88,259
      7,091   GKL PLC                                                                                                        54,971
     13,774   GOODRICH CORPORATION                                                                                          819,415
        899   GUD HOLDINGS LIMITED                                                                                            6,789
      6,383   HARLEY-DAVIDSON INCORPORATED                                                                                  389,937
      8,033   HARSCO CORPORATION                                                                                            427,838
     16,000   HINO MOTORS LIMITED                                                                                            90,320
     40,300   HONDA MOTOR COMPANY LIMITED                                                                                 1,417,288
         25   HONDA MOTOR COMPANY LIMITED ADR                                                                                   883
     13,797   HONEYWELL INTERNATIONAL INCORPORATED                                                                          798,984
        527   HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                         133,482
      1,150   HYUNDAI MOBIS                                                                                                 104,365
      2,484   HYUNDAI MOTOR COMPANY LIMITED                                                                                 175,899
     30,000   ISUZU MOTORS LIMITED                                                                                          146,179
     18,684   ITT CORPORATION                                                                                             1,257,433
      2,000   JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                    24,963
      3,762   JOHNSON CONTROLS INCORPORATED                                                                                 412,691
      8,500   JTEKT CORPORATION                                                                                             151,212
      2,100   KEIHIN CORPORATION                                                                                             42,276
     10,340   KIA MOTORS CORPORATION                                                                                        133,178
     25,000   KING YUAN ELECTRONICS COMPANY LIMITED                                                                          21,377
      4,000   KOITO MANUFACTURING COMPANY LIMITED                                                                            44,470
     20,756   LEAR CORPORATION+                                                                                             740,367
      2,307   LOCALIZA RENT A CAR                                                                                            26,144
      8,710   LOCKHEED MARTIN CORPORATION                                                                                   854,451
      1,000   MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                       89,267
     20,566   MARCOPOLO SA+                                                                                                  67,447
     19,000   MAZDA MOTOR CORPORATION                                                                                       105,226
     76,000   MITSUBISHI MOTORS CORPORATION+                                                                                114,906
     24,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                             125,423
      8,403   MONACO COACH CORPORATION                                                                                      129,490
        157   MTU AERO ENGINES HOLDINGS                                                                                       9,718
      5,000   NGK SPARK PLUG COMPANY LIMITED                                                                                 80,279
      6,000   NHK SPRING COMPANY LIMITED                                                                                     55,957
      6,000   NISSAN SHATAI COMPANY LIMITED                                                                                  32,687
      3,300   NOK CORPORATION                                                                                                66,163
      1,010   NOKIAN RENKAAT OYJ                                                                                             35,198
      6,056   NORTHROP GRUMMAN CORPORATION                                                                                  457,894
     23,600   ORIENTAL HOLDINGS BHD                                                                                          36,457
      7,429   OSHKOSH TRUCK CORPORATION                                                                                     458,295
     28,055   PIRELLI & COMPANY SPA                                                                                          33,408
         84   PORSCHE AG                                                                                                    149,233
     12,700   PROTON HOLDINGS BHD                                                                                            19,993
      1,912   RENAULT SA                                                                                                    273,349
        730   SCANIA AB+                                                                                                      3,682
      2,920   SCANIA AB CLASS B                                                                                              71,740
      8,000   SEMBCORP MARINE LIMITED                                                                                        23,643
     11,000   SHINMAYWA INDUSTRIES LIMITED                                                                                   51,339
     13,017   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                     454,423
        736   STX SHIPBUILDING COMPANY LIMITED                                                                               35,499
      6,900   SUMITOMO RUBBER INDUSTRIES                                                                                     73,082
      6,741   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                              152,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
TRANSPORTATION EQUIPMENT (continued)
      9,800   SUZUKI MOTOR CORPORATION                                                                              $       273,788
        700   TACHI-S COMPANY LIMITED                                                                                         7,138
      2,000   TEXTRON INCORPORATED                                                                                          214,600
     13,600   THAI STANLEY ELECTRIC PCL                                                                                      59,685
      3,848   THOR INDUSTRIES INCORPORATED                                                                                  167,696
      2,400   TOYODA GOSEI COMPANY LIMITED                                                                                   68,628
      5,200   TOYOTA AUTO BODY COMPANY LIMITED                                                                               89,088
      4,300   TOYOTA BOSHOKU CORPORATION                                                                                    107,765
      6,500   TOYOTA INDUSTRIES CORPORATION                                                                                 294,289
      8,082   TRINITY INDUSTRIES INCORPORATED<<                                                                             373,146
     23,400   UMW HOLDINGS BHD                                                                                               82,625
      2,740   VALEO SA                                                                                                      156,063
      1,441   VOLKSWAGEN AG                                                                                                 218,693
      4,000   VOLVO AB CLASS A                                                                                               85,268
     11,580   VOLVO AB CLASS B                                                                                              242,666
      7,922   WABASH NATIONAL CORPORATION                                                                                   115,899
     11,460   WABTEC CORPORATION                                                                                            448,774
      6,000   WEICHAI POWER COMPANY LIMITED                                                                                  34,271
     14,000   XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                                              5,433
      4,200   YAMAHA MOTOR COMPANY LIMITED                                                                                  106,984
     59,000   YANG MING MARINE TRANSPORT                                                                                     40,984
     31,000   YUE LOONG MOTOR                                                                                                34,342

                                                                                                                         22,683,535
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.44%
     48,400   BANGKOK EXPRESSWAY PCL                                                                                         33,538
        394   CARGOTEC CORPORATION                                                                                           24,827
     17,599   CH ROBINSON WORLDWIDE INCORPORATED                                                                            953,514
      1,951   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                        33,943
    108,000   COMFORTDELGRO CORPORATION LIMITED                                                                             155,355
      8,011   DEUTSCHE POST AG                                                                                              254,820
     24,954   EXPEDIA INCORPORATED+                                                                                         599,645
     21,556   EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                              941,135
      4,203   FIRSTGROUP PLC                                                                                                 57,675
     13,811   GRINDROD LIMITED                                                                                               45,196
        451   HANJIN TRANSPORTATION COMPANY LIMITED                                                                          25,812
      6,000   KAMIGUMI COMPANY LIMITED                                                                                       50,879
        599   KOREA EXPRESS COMPANY LIMITED+                                                                                 66,498
        536   KUEHNE & NAGEL INTERNATIONAL AG                                                                                49,233
        369   NATIONAL EXPRESS GROUP PLC                                                                                      8,870
     10,424   PACER INTERNATIONAL INCORPORATED                                                                              280,614
        143   PANALPINA WELTTRANSPORT HOLDING AG                                                                             27,963
     41,000   POS MALAYSIA & SERVICES HOLDINGS BHD                                                                           50,187
     82,000   SBS TRANSIT LIMITED                                                                                           185,511
     10,000   SINGAPORE AIRLINES LIMITED                                                                                    120,309
     31,000   SINGAPORE POST LIMITED                                                                                         24,121
     62,000   SINOTRANS LIMITED                                                                                              27,870
      3,000   SMRT CORPORATION LIMITED                                                                                        3,747
      5,131   STAGECOACH GROUP PLC                                                                                           18,769
     14,394   SUPER GROUP LIMITED                                                                                            30,931
      4,160   TNT NV                                                                                                        183,934
     20,000   TOKYU CORPORATION                                                                                             137,716
     14,336   TOLL HOLDINGS LIMITED                                                                                         274,218
      3,600   TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                       18,442
      7,759   UTI WORLDWIDE INCORPORATED<<                                                                                  217,174
      9,000   YAMATO HOLDINGS COMPANY LIMITED                                                                               130,674

                                                                                                                          5,033,120
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
WATER TRANSPORTATION - 0.41%
      8,000   CARNIVAL CORPORATION<<                                                                                $       403,520
      1,642   CARNIVAL PLC                                                                                                   85,121
     83,000   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                         49,108
     29,545   CIA SUDAMERICANA DE VAPORES SA+                                                                                54,975
     16,000   COSCO CORP SINGAPORE LIMITED                                                                                   27,619
     86,825   COSCO HOLDINGS+                                                                                               102,632
      2,574   DS TORM AS                                                                                                    101,829
     98,000   EVERGREEN MARINE CORPORATION TAWAIN LIMITED                                                                    61,253
     15,000   EZRA HOLDINGS LIMITED                                                                                          55,414
      8,073   GENERAL MARITIME CORPORATION                                                                                  244,773
      2,610   HANJIN SHIPPING COMPANY LIMITED                                                                               117,869
      2,670   HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                       136,694
      2,200   IINO KAIUN KAISHA LIMITED                                                                                      28,128
    317,700   INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED+                                                           188,780
     61,000   JAYA HOLDINGS LIMITED                                                                                          59,827
     11,000   KAWASAKI KISEN KAISHA LIMITED                                                                                 133,320
      5,340   KIRBY CORPORATION+                                                                                            213,707
    169,800   MISC BHD                                                                                                      499,632
     25,000   MITSUI OSK LINES LIMITED                                                                                      342,646
     35,000   NIPPON YUSEN KABUSHIKI KAISHA                                                                                 322,966
     18,623   OMI CORPORATION                                                                                               544,537
      4,000   ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                          40,059
     29,000   PACIFIC BASIN SHIPPING LIMITED                                                                                 30,974
     73,800   REGIONAL CONTAINER LINES PCL                                                                                   60,195
     14,753   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                             641,460
     10,900   SCOMI MARINE BHD                                                                                                3,304
     20,000   SINCERE NAVIGATION CORPORATION                                                                                 30,691
     74,400   THORESEN THAI AGENCIES PCL                                                                                     78,943
     22,000   U-MING TRANSPORT CORPORATION                                                                                   39,154

                                                                                                                          4,699,130
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.06%
     16,263   AIRGAS INCORPORATED                                                                                           693,454
     20,472   ALFA SA DE CV                                                                                                 161,077
      1,000   ALFRESA HOLDINGS CORPORATION                                                                                   71,159
     19,223   AMERISOURCEBERGEN CORPORATION                                                                                 984,602
      4,696   BROWN-FORMAN CORPORATION CLASS B                                                                              320,549
     10,303   CARDINAL HEALTH INCORPORATED                                                                                  746,555
     22,214   CORPORATION GEO SA DE CV+                                                                                     126,071
     13,499   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                                 476,785
     22,000   ESPRIT HOLDINGS LIMITED                                                                                       270,899
      5,145   HAGEMEYER NV+                                                                                                  24,853
      9,017   HENRY SCHEIN INCORPORATED+<<                                                                                  482,680
      4,057   HERBALIFE LIMITED                                                                                             163,294
      2,500   HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                          64,914
      4,430   INCHCAPE PLC                                                                                                   48,684
    172,900   IT CITY PCL                                                                                                    38,439
     33,000   ITOCHU CORPORATION                                                                                            360,370
      8,024   JARDINE CYCLE & CARRIAGE LIMITED                                                                               72,402
      2,200   KT&G CORPORATION                                                                                              161,242
      1,880   LG CHEM LIMITED                                                                                               138,801
     42,000   LI & FUNG LIMITED                                                                                             140,924
      7,642   MCKESSON CORPORATION                                                                                          482,439
      3,448   MEDA AB CLASS A                                                                                                59,922
      7,581   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                          589,499
      4,900   MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                        77,949
        300   METRO INCORPORATED CLASS A                                                                                     10,571
     15,237   NU SKIN ENTERPRISES INCORPORATED                                                                              267,257
      9,780   PERFORMANCE FOOD GROUP COMPANY+<<                                                                             347,190
      1,000   SANKYO COMPANY LIMITED                                                                                         43,057
      4,000   SATORI ELECTRIC COMPANY LIMITED                                                                                62,744
      8,468   SIEMENS AG                                                                                                  1,115,941

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
     28,057   SMURFIT-STONE CONTAINER CORPORATION+<<                                                                $       362,777
     19,900   SOJITZ CORPORATION                                                                                             86,500
     23,274   SUPERVALU INCORPORATED                                                                                      1,108,773
     16,048   SYSCO CORPORATION                                                                                             531,510
      8,324   TRACTOR SUPPLY COMPANY+<<                                                                                     442,920
    140,000   UNI-PRESIDENT ENTERPRISES CORPORATION                                                                         133,057
      9,486   UNITED NATURAL FOODS INCORPORATED+<<                                                                          259,632
      7,292   UNITED STATIONERS INCORPORATED+                                                                               489,220
      6,622   WOLSELEY PLC                                                                                                  171,772

                                                                                                                         12,190,484
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.90%
      1,800   ABC-MART INCORPORATED                                                                                          41,413
      3,001   ALESCO CORPORATION LIMITED                                                                                     37,275
      5,200   CANON MARKETING JAPAN INCORPORATED                                                                            104,897
        808   CELESIO AG                                                                                                     54,349
     70,000   CMC MAGNETICS CORPORATION+                                                                                     20,319
     12,865   CYTYC CORPORATION+                                                                                            543,932
      3,960   DAEWOO INTERNATIONAL CORPORATION                                                                              199,963
    248,180   DIGITAL CHINA HOLDINGS LIMITED                                                                                119,188
     15,676   DYNO NOBEL LIMITED                                                                                             33,230
      1,800   FINNING INTERNATIONAL INCORPORATED                                                                             51,025
      3,100   FUJI ELECTRONICS COMPANY LIMITED                                                                               46,131
      4,800   HAKUTO COMPANY LIMITED                                                                                         72,690
     12,000   HANWA COMPANY LIMITED                                                                                          58,274
      2,640   HANWHA CORPORATION                                                                                            155,646
      1,450   HYOSUNG CORPORATION                                                                                            87,050
     32,029   IKON OFFICE SOLUTIONS INCORPORATED                                                                            466,663
      2,200   INABA DENKI SANGYO COMPANY LIMITED                                                                             76,105
     16,022   INGRAM MICRO INCORPORATED+                                                                                    331,976
     13,491   INSIGHT ENTERPRISES INCORPORATED+                                                                             298,961
      9,000   JFE SHOJI HOLDINGS INCORPORATED                                                                                58,348
      3,800   KAGA ELECTRONICS COMPANY LIMITED                                                                               69,474
      6,506   KAMAN CORPORATION                                                                                             191,146
      3,500   KATO SANGYO COMPANY LIMITED                                                                                    46,331
      3,100   KURODA ELECTRIC COMPANY LIMITED                                                                                47,939
         30   KYOCERA CORPORATION                                                                                             2,969
      1,600   LG INTERNATIONAL CORPORATION                                                                                   57,599
      1,300   MACNICA INCORPORATED                                                                                           32,794
      4,593   MARTIN MARIETTA MATERIALS INCORPORATED                                                                        713,936
     49,276   METCASH LIMITED                                                                                               210,951
         33   MITSUBISHI CORPORATION                                                                                          1,606
     33,000   MITSUI & COMPANY LIMITED                                                                                      650,781
        263   MITSUI & COMPANY LIMITED ADR                                                                                  106,504
      6,000   NAGASE & COMPANY LIMITED                                                                                       77,650
      3,000   NIDEC CORPORATION                                                                                             181,183
     12,497   PATTERSON COMPANIES INCORPORATED+                                                                             468,887
     12,493   PEP BOYS-MANNY, MOE & JACK                                                                                    266,101
     11,983   POOL CORPORATION<<                                                                                            490,704
      8,092   PREMIER FOODS PLC                                                                                              51,434
     15,137   PSS WORLD MEDICAL INCORPORATED+<<                                                                             283,819
      7,848   RELIANCE STEEL & ALUMINUM COMPANY                                                                             481,632
      7,114   RYERSON INCORPORATED<<                                                                                        269,834
      3,400   RYOSHOKU LIMITED                                                                                               70,822
      9,300   RYOYO ELECTRO CORPORATION                                                                                     123,338
      2,637   SAMSUNG CORPORATION                                                                                           137,989
        988   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED<<                                                                  9,571
     55,395   SYCAMORE NETWORKS INCORPORATED+                                                                               206,069
     16,203   TECH DATA CORPORATION+                                                                                        597,243
      2,600   TOMEN ELECTRONICS CORPORATION                                                                                  38,882
      3,700   TOYO CORPORATION                                                                                               51,320

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                              VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
      1,632   TRYGVESTA AS                                                                                          $       141,508
      2,100   VALOR COMPANY LIMITED                                                                                          24,710
     38,915   VISTEON CORPORATION+                                                                                          314,822
      4,967   WESCO INTERNATIONAL INCORPORATED+                                                                             321,961
      7,780   WW GRAINGER INCORPORATED                                                                                      685,029

                                                                                                                         10,283,973
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $946,689,748)                                                                               1,129,131,335
                                                                                                                    ---------------
RIGHTS - 0.28%
      1,180   IMMOEAST AG - RIGHTS+(a)                                                                                            0
         77   INVESTIMENTOS ITAU RIGHTS+(a)                                                                                     134
     61,297   OTP BANK RIGHTS                                                                                             3,245,405

TOTAL RIGHTS (COST $3,087,416)                                                                                            3,245,539
                                                                                                                    ---------------

                                                                                                  EXPIRATION DATE
WARRANTS - 0.00%
    123,533   ERAWAN WARRANTS(a)                                                                     12/11/2007               3,032
    203,875   MATAHARI PUTRA WARRANTS                                                                07/12/2010               3,003

TOTAL WARRANTS (COST $0)                                                                                                      6,035
                                                                                                                    ---------------
PREFERRED STOCKS - 0.38%
     23,200   ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                         140,094
     26,416   BANCO BRADESCO SA                                                                                             668,444
      1,046   BANCO GUIPUZCOANO SA+                                                                                             732
     12,595   BANCO ITAU HOLDING FINANCEIRA SA                                                                              557,301
     25,315   COMPANHIA VALE DO RIO DOCE CLASS A                                                                            971,880
      2,800   DURATEX SA PREFERRED                                                                                           79,860
        800   JM AB+                                                                                                            190
        326   LAN AIRLINES SA+                                                                                                   90
  1,315,360   LOJAS AMERICANAS SA                                                                                            97,231
      3,283   METALURGICA GERDAU SA                                                                                          97,413
     40,852   PETROLEO BRASILEIRO SA                                                                                        982,915
      2,151   RANDON PARTICIPACOES SA                                                                                        17,904
        169   RWE AG PREFERRED                                                                                               18,074
     19,000   SADIA SA PREFERRED                                                                                             98,116
     12,177   TELE NORTE LESTE PARTICIPACOES SA                                                                             233,588
      2,565   UNIPOL PREFERRED                                                                                                8,879
      2,979   USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                                167,482
      1,009   VOLKSWAGEN AG PREFERRED                                                                                        99,315
     12,246   WEG SA                                                                                                        103,909

TOTAL PREFERRED STOCKS (COST $3,033,514)                                                                                  4,343,417
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 13.10%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.34%
  1,173,588   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      1,173,588
  2,744,319   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             2,744,319

                                                                                                                          3,917,907
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.76%
$ 1,802,436   AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47%        08/16/2007          1,802,887
  1,173,588   AQUIFER FUNDING LIMITED++                                                  5.29         06/07/2007          1,172,567
    977,990   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35         10/25/2007            978,078
  1,159,310   ATOMIUM FUNDING CORPORATION++                                              5.30         08/07/2007          1,148,006
  3,716,363   ATOMIUM FUNDING CORPORATION                                                5.31         08/15/2007          3,675,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
$   977,990   BANCO SANTANDER TOTTA LN+/-++                                              5.32%        06/16/2008    $       978,049
  2,933,971   BANK OF AMERICA NA SERIES BKNT+/-                                          5.36         06/19/2007          2,934,029
  2,933,971   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
              $2,934,408)                                                                5.36         06/01/2007          2,933,971
  1,955,980   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
              VALUE $1,956,271)                                                          5.36         06/01/2007          1,955,980
    782,392   BNP PARIBAS+/-                                                             5.33         05/07/2008            782,267
    895,643   BUCKINGHAM II CDO LLC++                                                    5.33         06/28/2007            892,115
    782,392   CAIRN HIGH GRADE FUNDING I LLC                                             5.25         06/07/2007            781,711
    391,196   CAIRN HIGH GRADE FUNDING I LLC                                             5.27         06/04/2007            391,024
    586,794   CAIRN HIGH GRADE FUNDING I LLC                                             5.28         06/15/2007            585,597
  1,017,110   CAIRN HIGH GRADE FUNDING I LLC++                                           5.28         06/21/2007          1,014,140
  1,643,024   CAIRN HIGH GRADE FUNDING I LLC++                                           5.30         07/11/2007          1,633,461
  1,955,980   CEDAR SPRINGS CAPITAL COMPANY++                                            5.25         06/07/2007          1,954,279
    743,273   CEDAR SPRINGS CAPITAL COMPANY++                                            5.26         06/14/2007            741,860
    536,212   CEDAR SPRINGS CAPITAL COMPANY++                                            5.27         06/12/2007            535,355
    141,887   CEDAR SPRINGS CAPITAL COMPANY++                                            5.27         06/13/2007            141,639
    391,196   CEDAR SPRINGS CAPITAL COMPANY                                              5.28         07/10/2007            388,974
    796,553   CEDAR SPRINGS CAPITAL COMPANY                                              5.28         07/13/2007            791,687
    410,756   CHARIOT FUNDING LLC                                                        5.27         06/25/2007            409,318
    819,556   CHARTA LLC++                                                               5.29         06/22/2007            817,048
    469,435   CHARTA LLC                                                                 5.30         07/12/2007            466,633
    391,196   CHEYNE FINANCE LLC                                                         5.26         06/19/2007            390,171
  2,542,774   CHEYNE FINANCE LLC+/-++                                                    5.30         02/25/2008          2,542,495
    977,990   CHEYNE FINANCE LLC+/-++                                                    5.32         07/16/2007            978,000
    391,196   CIT GROUP INCORPORATED+/-                                                  5.42         12/19/2007            391,200
    417,993   CIT GROUP INCORPORATED+/-                                                  5.58         09/20/2007            418,102
    431,294   CIT GROUP INCORPORATED+/-                                                  5.59         11/23/2007            431,449
  8,606,314   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,607,595)                 5.36         06/01/2007          8,606,314
    508,555   COBBLER FUNDING LIMITED++                                                  5.31         07/25/2007            504,558
    195,598   COMERICA BANK+/-                                                           5.32         02/08/2008            195,101
  2,503,655   CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.30         06/12/2007          2,499,649
    977,990   CULLINAN FINANCE CORPORATION+/-++                                          5.32         02/12/2008            977,795
  1,955,980   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                              5.28         06/25/2007          1,955,961
    391,196   DEER VALLEY FUNDING LLC++                                                  5.28         06/04/2007            391,024
  1,419,846   DEER VALLEY FUNDING LLC++                                                  5.29         06/18/2007          1,416,325
  1,456,540   DEER VALLEY FUNDING LLC                                                    5.30         06/11/2007          1,454,414
    335,529   DEER VALLEY FUNDING LLC++                                                  5.30         06/12/2007            334,992
  2,197,857   DEER VALLEY FUNDING LLC++                                                  5.30         06/15/2007          2,193,373
  1,177,344   DEER VALLEY FUNDING LLC++                                                  5.32         07/13/2007          1,170,150
    782,392   DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $782,508)               5.36         06/01/2007            782,392
  8,063,721   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $8,064,922)              5.36         06/01/2007          8,063,721
  1,955,980   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                  5.37         06/13/2007          1,956,000
    255,138   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.25         07/06/2007            253,839
    768,387   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31         08/15/2007            759,997
    488,799   GENWORTH FINANCIAL INCORPORATED+/-                                         5.50         06/15/2007            488,814
  1,996,782   GEORGE STREET FINANCE LLC++                                                5.29         06/04/2007          1,995,904
  2,503,850   GEORGE STREET FINANCE LLC++                                                5.29         06/15/2007          2,498,743
  1,264,776   GEORGE STREET FINANCE LLC                                                  5.29         06/20/2007          1,261,273
  1,387,142   HARRIER FINANCE FUNDING LLC++                                              5.30         07/13/2007          1,378,667
    977,990   HARRIER FINANCE FUNDING LLC+/-++                                           5.30         01/11/2008            978,029
    520,408   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33         07/17/2007            516,921
    447,920   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34         08/07/2007            443,552
  2,384,849   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34         08/08/2007          2,361,239
  2,542,774   IBM CORPORATION SERIES MTN+/-                                              5.39         09/17/2007          2,542,774
  1,369,186   ING USA ANNUITY & LIFE INSURANCE+/-                                        5.35         06/28/2007          1,369,200
    977,990   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 5.32         06/25/2008            978,098
    269,925   JPMORGAN CHASE REPURCHASE AGREEMENT (MATURITY VALUE $269,965)              5.35         06/01/2007            269,925
    234,718   K2 (USA) LLC+/-++                                                          5.30         07/16/2007            234,729
    391,196   K2 (USA) LLC+/-++                                                          5.33         09/28/2007            391,196
    595,009   KEEL CAPITAL INCORPORATED                                                  5.29         06/14/2007            593,879
  1,778,769   KESTREL FUNDING US LLC++                                                   5.28         06/28/2007          1,771,760
  2,151,578   KESTREL FUNDING US LLC+/-++                                                5.29         02/25/2008          2,151,578

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
$ 1,955,980   KLIO III FUNDING CORPORATION++                                             5.29%        06/22/2007    $     1,949,995
    263,784   KLIO III FUNDING CORPORATION++                                             5.29         07/13/2007            262,172
  1,173,588   KLIO III FUNDING CORPORATION++                                             5.29         07/20/2007          1,165,221
    704,153   KLIO III FUNDING CORPORATION++                                             5.30         07/23/2007            698,822
  2,399,558   KLIO III FUNDING CORPORATION++                                             5.30         07/24/2007          2,381,057
  2,304,693   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.28         06/08/2007          2,302,342
    704,153   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31         07/03/2007            700,872
    488,995   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.33         06/26/2007            488,985
  1,572,374   LIBERTY HARBOUR CDO II LIMITED++                                           5.29         06/14/2007          1,569,386
    212,928   LIBERTY HARBOUR CDO II LIMITED                                             5.30         06/08/2007            212,711
    117,359   LIQUID FUNDING LIMITED                                                     5.29         07/30/2007            116,351
  2,503,655   LIQUID FUNDING LIMITED+/-++                                                5.33         11/13/2007          2,503,655
  2,894,851   LIQUID FUNDING LIMITED+/-++                                                5.33         06/11/2008          2,893,925
    684,294   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT (MATURITY
              VALUE $684,395)                                                            5.32         06/01/2007            684,294
    825,424   METLIFE GLOBAL FUNDING I+/-++                                              5.42         10/05/2007            825,696
    977,990   MORGAN STANLEY+/-                                                          5.32         07/12/2007            977,990
    977,990   MORGAN STANLEY+/-                                                          5.38         08/07/2007            977,990
  1,436,081   MORGAN STANLEY+/-                                                          5.48         07/27/2007          1,436,267
 11,321,693   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $11,323,379)           5.36         06/01/2007         11,321,693
    180,928   MORGAN STANLEY SERIES EXL+/-                                               5.38         06/13/2008            180,944
    156,478   NATIONAL CITY BANK+/-                                                      5.42         09/04/2007            156,499
  1,121,364   NATIONWIDE BUILDING SOCIETY+/-++                                           5.48         07/20/2007          1,121,577
  1,955,980   NORTHERN ROCK PLC+/-++SS.                                                  5.34         07/03/2008          1,955,980
    195,598   PICAROS FUNDING PLC++                                                      5.25         06/22/2007            195,000
  1,114,909   PREMIUM ASSET TRUST+/-++                                                   5.47         12/21/2007          1,116,470
    977,990   PREMIUM ASSET TRUST SERIES 06-B+/-++                                       5.37         12/16/2007            977,990
    743,273   PYXIS MASTER TRUST 2007-3+/-++                                             5.37         08/27/2007            743,273
    158,239   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37         11/22/2007            158,276
    977,990   SAINT GERMAIN FUNDING++                                                    5.28         06/01/2007            977,990
  1,408,306   SEDNA FINANCE INCORPORATED+/-++                                            5.29         04/10/2008          1,408,137
    899,751   SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.39         04/11/2008            899,751
    156,478   SKANDINAVISKA ENSKILDA BANKEN AB                                           5.21         08/20/2007            154,657
    782,392   SLM CORPORATION+/-++                                                       5.32         05/12/2008            782,392
  1,095,349   STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35         04/03/2008          1,095,787
    782,392   TANGO FINANCE CORPORATION                                                  5.30         07/31/2007            775,562
  1,253,001   TASMAN FUNDING INCORPORATED++                                              5.29         06/15/2007          1,250,445
  1,375,289   TASMAN FUNDING INCORPORATED++                                              5.30         06/22/2007          1,371,081
    226,150   TRAVELERS INSURANCE COMPANY+/-                                             5.39         02/08/2008            226,146
    977,990   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                         5.33         06/15/2007            978,000
    977,990   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34         06/06/2008            978,000
  1,955,980   VETRA FINANCE CORPORATION                                                  5.26         06/12/2007          1,952,851
  1,564,784   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30         07/27/2007          1,552,031
    898,304   WHISTLEJACKET CAPITAL LIMITED                                              5.28         07/12/2007            892,941
    508,555   WHITE PINE FINANCE LLC                                                     5.30         06/01/2007            508,551

                                                                                                                        146,679,513
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $150,597,420)                                                           150,597,420
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.47%
  5,459,947   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               5,459,947
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,459,947)                                                                            5,459,947
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $1,108,868,045)*                                   112.45%                                                    $ 1,292,783,693

OTHER ASSETS AND LIABILITIES, NET                        (12.45)                                                       (143,181,436)
                                                         ------                                                     ---------------
TOTAL NET ASSETS                                         100.00%                                                    $ 1,149,602,257
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $846,981. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,631,988.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 21.66%

AGRICULTURAL SERVICES - 0.02%
$    150,000   BUNGE LIMITED FINANCE CORPORATION                                  5.10%       07/15/2015     $     139,721
                                                                                                             -------------
APPAREL & ACCESSORY STORES - 0.05%
     150,000   JCPENNEY CORPORATION INCORPORATED                                  6.38        10/15/2036           146,397
      65,000   KOHL'S CORPORATION                                                 6.00        01/15/2033            61,898
      65,000   LIMITED BRANDS                                                     5.25        11/01/2014            60,991

                                                                                                                   269,286
                                                                                                             -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
     250,000   JOHNSON CONTROLS INCORPORATED                                      5.50        01/15/2016           243,965
                                                                                                             -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     100,000   RYDER SYSTEM INCORPORATED SERIES MTN                               5.85        03/01/2014            98,746
                                                                                                             -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
     125,000   CENTEX CORPORATION                                                 4.55        11/01/2010           119,533
      65,000   CENTEX CORPORATION                                                 5.25        06/15/2015            59,635
     100,000   DR HORTON INCORPORATED                                             5.38        06/15/2012            95,528
      65,000   DR HORTON INCORPORATED                                             5.25        02/15/2015            59,518
     100,000   LENNAR CORPORATION                                                 5.13        10/01/2010            97,470
      65,000   LENNAR CORPORATION SERIES B                                        5.60        05/31/2015            61,430
      65,000   MDC HOLDINGS INCORPORATED                                          5.38        07/01/2015            60,537
      45,000   OWENS CORNING INCORPORATED++                                       6.50        12/01/2016            45,031
      25,000   OWENS CORNING INCORPORATED++                                       7.00        12/01/2036            24,723
     250,000   PULTE HOMES INCORPORATED                                           7.88        08/01/2011           264,540
     125,000   PULTE HOMES INCORPORATED                                           5.25        01/15/2014           116,025
      65,000   PULTE HOMES INCORPORATED                                           6.00        02/15/2035            57,602
      65,000   TOLL BROTHERS FINANCE CORPORATION                                  5.15        05/15/2015            59,810

                                                                                                                 1,121,382
                                                                                                             -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.28%
     150,000   BROWN-FORMAN CORPORATION                                           5.20        04/01/2012           147,421
     100,000   CRH AMERICA INCORPORATED                                           5.63        09/30/2011            99,859
     180,000   CRH AMERICA INCORPORATED                                           5.30        10/15/2013           173,852
      50,000   CRH AMERICA INCORPORATED                                           6.00        09/30/2016            50,136
     180,000   HOME DEPOT INCORPORATED                                            4.63        08/15/2010           175,643
     100,000   HOME DEPOT INCORPORATED                                            5.20        03/01/2011            98,956
      50,000   HOME DEPOT INCORPORATED                                            5.25        12/16/2013            48,956
     180,000   HOME DEPOT INCORPORATED<<                                          5.40        03/01/2016           173,311
     250,000   HOME DEPOT INCORPORATED                                            5.88        12/16/2036           234,245
     400,000   LOWE'S COMPANIES INCORPORATED                                      5.00        10/15/2015           381,906
      75,000   LOWE'S COMPANIES INCORPORATED                                      6.50        03/15/2029            77,224

                                                                                                                 1,661,509
                                                                                                             -------------
BUSINESS SERVICES - 0.55%
     180,000   ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                       6.50        08/01/2013           179,484
   1,725,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                   6.00        06/15/2012         1,762,998
     750,000   INTERNATIONAL LEASE FINANCE CORPORATION                            3.50        04/01/2009           724,755
     125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                 5.75        06/15/2011           126,845
     100,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                 5.40        02/15/2012            99,302
     250,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                 5.55        09/05/2012           249,270
     130,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                 5.65        06/01/2014           129,405

                                                                                                                 3,272,059
                                                                                                             -------------
CHEMICALS & ALLIED PRODUCTS - 0.89%
     150,000   ABBOTT LABORATORIES                                                5.60        05/15/2011           151,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    150,000   ABBOTT LABORATORIES                                                5.88%       05/15/2016     $     152,233
     100,000   AMGEN INCORPORATED++                                               6.38        06/01/2037            99,403
     250,000   BRISTOL-MYERS SQUIBB COMPANY                                       5.88        11/15/2036           239,707
     100,000   COLGATE-PALMOLIVE COMPANY SERIES MTN                               5.20        11/07/2016            97,669
     100,000   DOW CHEMICAL COMPANY                                               6.00        10/01/2012           101,550
     100,000   DOW CHEMICAL COMPANY                                               7.38        11/01/2029           109,864
     200,000   EASTMAN CHEMICAL COMPANY                                           7.60        02/01/2027           216,497
     180,000   EI DU PONT DE NEMOURS & COMPANY                                    6.88        10/15/2009           186,108
      65,000   EI DU PONT DE NEMOURS & COMPANY                                    4.88        04/30/2014            62,518
      50,000   EI DU PONT DE NEMOURS & COMPANY                                    5.25        12/15/2016            48,043
      25,000   EI DU PONT DE NEMOURS & COMPANY                                    5.60        12/15/2036            23,106
     400,000   ELI LILLY & COMPANY                                                5.50        03/15/2027           381,592
     125,000   GENENTECH INCORPORATED                                             4.40        07/15/2010           121,588
     250,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                               4.38        04/15/2014           233,734
      75,000   ICI WILMINGTON INCORPORATED                                        4.38        12/01/2008            73,653
      65,000   LUBRIZOL CORPORATION                                               5.50        10/01/2014            62,929
      65,000   MERCK & COMPANY INCORPORATED                                       5.95        12/01/2028            64,378
     100,000   MONSANTO COMPANY                                                   5.50        08/15/2025            93,139
     300,000   PFIZER INCORPORATED                                                4.50        02/15/2014           284,148
     150,000   PRAXAIR INCORPORATED                                               6.38        04/01/2012           155,436
      75,000   PRAXAIR INCORPORATED                                               5.38        11/01/2016            73,560
     150,000   PROCTER & GAMBLE COMPANY                                           6.88        09/15/2009           155,197
     500,000   PROCTER & GAMBLE COMPANY                                           4.85        12/15/2015           479,239
     100,000   PROCTER & GAMBLE COMPANY                                           5.80        08/15/2034            99,045
      75,000   ROHM & HAAS COMPANY                                                7.85        07/15/2029            86,782
     120,000   SCHERING-PLOUGH CORPORATION                                        6.75        12/01/2033           130,936
     200,000   TEVA PHARMACEUTICAL FINANCE LLC                                    6.15        02/01/2036           190,807
     300,000   WYETH                                                              6.95        03/15/2011           314,815
     180,000   WYETH                                                              5.50        02/15/2016           178,270
     500,000   WYETH                                                              5.45        04/01/2017           490,648
     125,000   WYETH                                                              6.00        02/15/2036           122,474

                                                                                                                 5,280,178
                                                                                                             -------------
COMMUNICATIONS - 2.52%
      65,000   AMERICA MOVIL SA DE CV                                             6.38        03/01/2035            65,245
     300,000   AT&T INCORPORATED                                                  4.13        09/15/2009           291,553
     300,000   AT&T INCORPORATED                                                  6.25        03/15/2011           307,663
     325,000   AT&T INCORPORATED                                                  5.10        09/15/2014           314,012
     300,000   AT&T INCORPORATED                                                  8.00        11/15/2031           366,844
     360,000   AT&T WIRELESS                                                      7.88        03/01/2011           389,264
   1,000,000   AT&T WIRELESS                                                      8.13        05/01/2012         1,108,326
     225,000   AT&T WIRELESS                                                      8.75        03/01/2031           288,236
     250,000   BELLSOUTH CAPITAL FUNDING CORPORATION                              7.88        02/15/2030           289,640
     325,000   BELLSOUTH CORPORATION                                              4.20        09/15/2009           316,297
     325,000   BELLSOUTH CORPORATION                                              5.20        09/15/2014           315,551
     180,000   BELLSOUTH CORPORATION                                              6.55        06/15/2034           183,562
     180,000   BELLSOUTH CORPORATION                                              6.00        11/15/2034           171,967
     180,000   BRITISH TELEPHONE PLC                                              8.63        12/15/2010           197,756
     180,000   CBS CORPORATION                                                    4.63        05/15/2018           152,762
     100,000   CENTURYTEL INCORPORATED                                            5.00        02/15/2015            92,781
     240,000   CENTURYTEL INCORPORATED                                            6.00        04/01/2017           235,930
     350,000   COMCAST CABLE HOLDINGS LLC                                         7.13        02/15/2028           367,282
     200,000   COMCAST CORPORATION                                                5.45        11/15/2010           199,627
     300,000   COMCAST CORPORATION                                                5.30        01/15/2014           293,254
     225,000   COMCAST CORPORATION                                                5.90        03/15/2016           224,641
     100,000   COMCAST CORPORATION                                                4.95        06/15/2016            93,409
      75,000   COMCAST CORPORATION                                                5.88        02/15/2018            73,900
     200,000   COMCAST CORPORATION                                                6.50        11/15/2035           197,817
     150,000   COMCAST CORPORATION                                                6.45        03/15/2037           147,160
     180,000   COX COMMUNICATIONS INCORPORATED                                    4.63        01/15/2010           176,199
     180,000   COX COMMUNICATIONS INCORPORATED                                    5.45        12/15/2014           175,925
     100,000   EMBARQ CORPORATION                                                 6.74        06/01/2013           102,476

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$    350,000   EMBARQ CORPORATION                                                 7.08%       06/01/2016     $     356,506
     300,000   IAC/INTERACTIVECORP                                                7.00        01/15/2013           306,173
     120,000   MOTOROLA INCORPORATED                                              7.63        11/15/2010           126,900
     750,000   NEXTEL COMMUNICATIONS INCORPORATED SERIES E                        6.88        10/31/2013           758,502
      65,000   REED ELSEVIER CAPITAL INCORPORATED                                 4.63        06/15/2012            62,091
     275,000   SPRINT CAPITAL CORPORATION                                         6.13        11/15/2008           276,568
     300,000   SPRINT CAPITAL CORPORATION                                         8.38        03/15/2012           328,797
     180,000   SPRINT CAPITAL CORPORATION                                         6.90        05/01/2019           181,700
     225,000   SPRINT CAPITAL CORPORATION                                         8.75        03/15/2032           259,363
     415,000   TELECOM ITALIA CAPITAL SA                                          5.25        11/15/2013           400,653
     150,000   TIME WARNER CABLE INCORPORATED++                                   5.85        05/01/2017           147,867
     250,000   TIME WARNER CABLE INCORPORATED++                                   6.55        05/01/2037           246,273
     100,000   TIME WARNER ENTERTAINMENT COMPANY LP                               7.25        09/01/2008           101,870
     150,000   TIME WARNER ENTERTAINMENT COMPANY LP                               8.38        07/15/2033           178,559
     360,000   TIME WARNER INCORPORATED                                           6.88        05/01/2012           378,028
     325,000   TIME WARNER INCORPORATED                                           7.63        04/15/2031           357,417
     300,000   TIME WARNER INCORPORATED<<                                         7.70        05/01/2032           333,137
      50,000   TIME WARNER INCORPORATED                                           6.50        11/15/2036            48,688
     300,000   VERIZON (NEW JERSEY) INCORPORATED SERIES A                         5.88        01/17/2012           302,095
     250,000   VERIZON COMMUNICATIONS INCORPORATED                                6.25        04/01/2037           245,497
     500,000   VERIZON GLOBAL FUNDING CORPORATION                                 7.25        12/01/2010           529,006
     325,000   VERIZON GLOBAL FUNDING CORPORATION                                 4.90        09/15/2015           307,151
     350,000   VERIZON GLOBAL FUNDING CORPORATION                                 7.75        12/01/2030           399,316
     100,000   VERIZON GLOBAL FUNDING CORPORATION                                 5.85        09/15/2035            93,645
     180,000   VIACOM INCORPORATED                                                5.75        04/30/2011           180,368
     180,000   VIACOM INCORPORATED                                                6.25        04/30/2016           179,719
     200,000   VIACOM INCORPORATED                                                5.50        05/15/2033           167,864
     180,000   VIACOM INCORPORATED                                                6.88        04/30/2036           177,539
     300,000   VODAFONE GROUP PLC                                                 7.75        02/15/2010           316,401

                                                                                                                14,886,772
                                                                                                             -------------
DEPOSITORY INSTITUTIONS - 3.59%
     150,000   ABBEY NATIONAL CAPITAL TRUST I+/-                                  8.96        12/31/2049           194,591
     180,000   BAC CAPITAL TRUST VI                                               5.63        03/08/2035           164,800
     200,000   BAC CAPITAL TRUST XI                                               6.63        05/23/2036           209,286
     800,000   BANK OF AMERICA CORPORATION                                        3.38        02/17/2009           774,902
   1,000,000   BANK OF AMERICA CORPORATION                                        7.80        02/15/2010         1,059,721
   1,250,000   BANK OF AMERICA CORPORATION                                        4.50        08/01/2010         1,219,780
     700,000   BANK OF AMERICA CORPORATION                                        5.38        06/15/2014           692,354
     250,000   BANK OF AMERICA CORPORATION                                        4.75        08/01/2015           236,712
     100,000   BANK OF AMERICA CORPORATION                                        5.63        10/14/2016           100,101
     250,000   BANK OF AMERICA CORPORATION++                                      5.49        03/15/2019           242,219
     450,000   BANK OF NEW YORK COMPANY INCORPORATED  SERIES MTN                  4.95        01/14/2011           443,669
     500,000   BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                    7.40        06/15/2011           534,816
     240,000   BANK ONE CORPORATION                                               7.63        10/15/2026           279,417
     250,000   BANK ONE CORPORATION                                               8.00        04/29/2027           302,651
     250,000   BB&T CORPORATION                                                   5.20        12/23/2015           241,869
     625,000   CITIGROUP INCORPORATED                                             6.50        01/18/2011           646,604
     750,000   CITIGROUP INCORPORATED                                             5.63        08/27/2012           753,125
     900,000   CITIGROUP INCORPORATED<<                                           5.00        09/15/2014           866,842
     500,000   CITIGROUP INCORPORATED                                             5.50        02/15/2017           491,802
     100,000   CITIGROUP INCORPORATED                                             6.13        08/25/2036           100,056
     500,000   COMERCIA BANK SERIES BKNT                                          5.75        11/21/2016           493,662
     100,000   COMERICA CAPITAL TRUST II+/-                                       6.58        02/20/2037            95,889
     100,000   DEUTSCHE BANK FINANCIAL LLC                                        5.38        03/02/2015            98,349
     200,000   HSBC BANK USA NA NEW YORK                                          4.63        04/01/2014           188,547
     225,000   HSBC BANK USA NA NEW YORK SERIES BKNT                              5.63        08/15/2035           211,827
     825,000   JPMORGAN CHASE & COMPANY                                           3.50        03/15/2009           798,626
     600,000   JPMORGAN CHASE & COMPANY<<                                         5.60        06/01/2011           603,609
     800,000   JPMORGAN CHASE & COMPANY                                           6.63        03/15/2012           835,303
     250,000   JPMORGAN CHASE & COMPANY                                           5.25        05/01/2015           243,874
     350,000   KEYBANK NA                                                         5.80        07/01/2014           351,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$    250,000   M&I MARSHALL & ILSLEY BANK SERIES BKNT                              5.00%      01/17/2017      $    236,220
     100,000   MELLON FUNDING CORPORATION                                          5.20       05/15/2014            98,070
     200,000   MELLON FUNDING CORPORATION                                          5.00       12/01/2014           193,201
     360,000   NATIONAL CITY CORPORATION                                           4.90       01/15/2015           341,645
     450,000   PNC FUNDING CORPORATION                                             5.13       12/14/2010           446,762
     150,000   SUNTRUST BANK                                                       5.00       09/01/2015           143,704
     250,000   SUNTRUST CAPITAL VIII+/-                                            6.10       12/15/2036           231,629
     200,000   UBS AG STAMFORD CT                                                  5.88       07/15/2016           204,622
     360,000   UBS PREFERRED FUNDING TRUST I+/-                                    8.62       10/29/2049           392,530
     200,000   UNION BANK OF CALIFORNIA SERIES BKNT                                5.95       05/11/2016           200,952
     275,000   US BANK NA SERIES BKNT                                              4.95       10/30/2014           264,488
     250,000   WACHOVIA BANK NA                                                    5.85       02/01/2037           241,787
     725,000   WACHOVIA BANK NATIONAL SERIES BKNT                                  4.38       08/15/2008           714,575
     300,000   WACHOVIA CORPORATION                                                5.25       08/01/2014           293,595
     500,000   WACHOVIA CORPORATION                                                5.63       10/15/2016           495,350
     400,000   WACHOVIA CORPORATION                                                5.50       08/01/2035           364,377
     325,000   WASHINGTON MUTUAL INCORPORATED                                      4.00       01/15/2009           317,313
     325,000   WASHINGTON MUTUAL INCORPORATED<<                                    5.25       09/15/2017           306,233
     900,000   WELLS FARGO & COMPANY+++                                            4.20       01/15/2010           876,732
     500,000   WELLS FARGO & COMPANY+++                                            5.30       08/26/2011           498,294
     500,000   WELLS FARGO BANK NA+++                                              4.75       02/09/2015           474,699
     150,000   WELLS FARGO BANK NA+++                                              5.95       08/26/2036           149,885
      75,000   WESTERN UNION COMPANY                                               5.40       11/17/2011            74,066
      75,000   WESTERN UNION COMPANY                                               5.93       10/01/2016            73,887
      75,000   WESTERN UNION COMPANY                                               6.20       11/17/2036            72,347

                                                                                                                21,183,431
                                                                                                             -------------
EATING & DRINKING PLACES - 0.02%
     120,000   YUM! BRANDS INCORPORATED                                           8.88        04/15/2011           132,784
                                                                                                             -------------
ELECTRIC, GAS & SANITARY SERVICES - 1.88%
      75,000   AMERENUE                                                           5.40        02/01/2016            72,274
     100,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C              5.38        03/15/2010            99,818
     315,000   APPALACHIAN POWER COMPANY SERIES L                                 5.80        10/01/2035           296,455
     500,000   ARIZONA PUBLIC SERVICE COMPANY                                     6.38        10/15/2011           512,652
     100,000   ATMOS ENERGY CORPORATION                                           4.95        10/15/2014            93,863
     180,000   CAROLINA POWER & LIGHT COMPANY                                     5.25        12/15/2015           175,985
     450,000   CENTERPOINT ENERGY HOUSTON SERIES J2                               5.70        03/15/2013           450,131
      65,000   COMMONWEALTH EDISON COMPANY SERIES 100                             5.88        02/01/2033            60,915
      50,000   COMMONWEALTH EDISON COMPANY SERIES 105                             5.40        12/15/2011            49,098
     180,000   CONSOLIDATED EDISON COMPANY OF NEW YORK                            4.88        02/01/2013           174,082
     100,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                5.50        09/15/2016            98,976
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                   5.30        12/01/2016            48,756
      50,000   CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                   5.70        12/01/2036            47,442
     100,000   CONSOLIDATED NATURAL GAS COMPANY SERIES A                          5.00        12/01/2014            95,827
     200,000   CONSTELLATION ENERGY GROUP INCORPORATED                            7.00        04/01/2012           210,987
     150,000   CONSUMERS ENERGY COMPANY SERIES B                                  5.38        04/15/2013           148,256
     100,000   DOMINION RESOURCES INCORPORATED                                    4.75        12/15/2010            97,551
     180,000   DOMINION RESOURCES INCORPORATED                                    5.70        09/17/2012           181,376
      50,000   DOMINION RESOURCES INCORPORATED SERIES A                           5.60        11/15/2016            49,129
     125,000   DOMINION RESOURCES INCORPORATED SERIES B                           5.95        06/15/2035           119,669
     150,000   DOMINION RESOURCES INCORPORATED SERIES E                           6.75        12/15/2032           159,005
     150,000   DTE ENERGY COMPANY                                                 7.05        06/01/2011           157,738
     350,000   DTE ENERGY COMPANY                                                 6.35        06/01/2016           358,608
     125,000   DUKE CAPITAL LLC                                                   5.67        08/15/2014           122,209
     100,000   DUKE CAPITAL LLC                                                   8.00        10/01/2019           112,236
      75,000   DUKE ENERGY CORPORATION                                            6.45        10/15/2032            78,408
     500,000   DUKE ENERGY CORPORATION SERIES D                                   7.38        03/01/2010           524,214
     120,000   DUKE ENERGY FIELD SERVICES LLC                                     7.88        08/16/2010           127,901
     100,000   EMERSON ELECTRIC COMPANY                                           4.75        10/15/2015            94,571
      55,000   ENERGY TRANSFER PARTNERS                                           6.13        02/15/2017            55,133
      30,000   ENERGY TRANSFER PARTNERS                                           6.63        10/15/2036            30,055

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    125,000   EXELON CORPORATION                                                 4.90%       06/15/2015     $     116,777
      65,000   EXELON CORPORATION                                                 5.63        06/15/2035            59,617
     150,000   EXELON GENERATION COMPANY LLC                                      6.95        06/15/2011           156,611
     150,000   FIRST ENERGY CORPORATION SERIES B                                  6.45        11/15/2011           155,015
     180,000   FIRST ENERGY CORPORATION SERIES C                                  7.38        11/15/2031           201,412
     150,000   FLORIDA POWER & LIGHT COMPANY                                      5.63        04/01/2034           143,396
     100,000   FLORIDA POWER & LIGHT COMPANY                                      5.85        05/01/2037            98,398
     100,000   FLORIDA POWER CORPORATION                                          4.80        03/01/2013            96,577
     100,000   JERSEY CENTRAL POWER & LIGHT                                       5.63        05/01/2016            98,845
     125,000   KEYSPAN CORPORATION                                                5.80        04/01/2035           116,804
      75,000   MIDAMERICAN ENERGY COMPANY                                         5.80        10/15/2036            71,986
     180,000   MIDAMERICAN ENERGY HOLDINGS                                        5.88        10/01/2012           182,573
     250,000   MIDAMERICAN ENERGY HOLDINGS                                        6.13        04/01/2036           246,973
     100,000   MIDAMERICAN ENERGY HOLDINGS COMPANY++                              5.95        05/15/2037            96,283
     180,000   NISOURCE FINANCE CORPORATION                                       5.25        09/15/2017           168,081
      65,000   NISOURCE FINANCE CORPORATION                                       5.45        09/15/2020            59,579
      65,000   ONEOK INCORPORATED                                                 5.20        06/15/2015            61,637
     200,000   ONEOK PARTNERS LP                                                  6.15        10/01/2016           202,069
     125,000   PACIFIC GAS & ELECTRIC COMPANY                                     4.80        03/01/2014           119,494
     200,000   PACIFIC GAS & ELECTRIC COMPANY                                     6.05        03/01/2034           198,276
     250,000   PACIFIC GAS & ELECTRIC COMPANY                                     5.80        03/01/2037           238,913
     180,000   PROGRESS ENERGY INCORPORATED                                       7.10        03/01/2011           189,661
     120,000   PROGRESS ENERGY INCORPORATED                                       7.75        03/01/2031           142,017
     150,000   PSEG POWER LLC                                                     7.75        04/15/2011           160,834
      75,000   PSEG POWER LLC                                                     8.63        04/15/2031            93,379
     150,000   PUBLIC SERVICE COMPANY OF COLORADO                                 7.88        10/01/2012           166,162
     100,000   PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                   5.80        05/01/2037            96,892
     100,000   PUGET SOUND ENERGY INCORPORATED                                    6.27        03/15/2037            99,975
     100,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                     5.00        01/15/2016            95,794
     180,000   SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                     5.35        07/15/2035           165,214
      75,000   SOUTHERN CALIFORNIA GAS COMPANY                                    5.75        11/15/2035            73,002
     100,000   SOUTHERN COMPANY SERIES A                                          5.30        01/15/2012            99,233
     250,000   SOUTHERN POWER COMPANY SERIES D                                    4.88        07/15/2015           234,851
     100,000   SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                       5.55        01/15/2017            97,654
     100,000   SOUTHWESTERN PUBLIC SERVICE                                        6.00        10/01/2036            97,236
      75,000   TAMPA ELECTRIC COMPANY                                             6.15        05/15/2037            74,438
      50,000   TOLEDA EDISON COMPANY                                              6.15        05/15/2037            48,180
      75,000   TXU ELECTRIC DELIVERY COMPANY                                      6.38        05/01/2012            77,009
      75,000   TXU ELECTRIC DELIVERY COMPANY                                      7.00        05/01/2032            80,512
      75,000   TXU ELECTRIC DELIVERY COMPANY                                      7.25        01/15/2033            82,919
     150,000   TXU ENERGY COMPANY LLC                                             7.00        03/15/2013           154,642
     100,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                         4.75        03/01/2013            96,096
     105,000   VIRGINIA ELECTRIC & POWER COMPANY SERIES A                         6.00        05/15/2037           102,361
     180,000   WASTE MANAGEMENT INCORPORATED                                      6.50        11/15/2008           182,163
      65,000   WASTE MANAGEMENT INCORPORATED                                      5.00        03/15/2014            61,232
     150,000   WASTE MANAGEMENT INCORPORATED                                      7.75        05/15/2032           166,799
     100,000   WISCONSIN ELECTRIC POWER                                           5.63        05/15/2033            94,906
      50,000   WISCONSIN ELECTRIC POWER                                           5.70        12/01/2036            47,837
     125,000   WISCONSIN ENERGY CORPORATION+/-                                    6.25        05/15/2067           121,734
     100,000   XCEL ENERGY INCORPORATED                                           7.00        12/01/2010           104,738

                                                                                                                11,100,106
                                                                                                             -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT - 0.02%
     120,000   MOTOROLA INCORPORATED                                              7.50        05/15/2025           127,915
                                                                                                             -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.02%
     100,000   QUEST DIAGNOSTICS INCORPORATED                                     5.13        11/01/2010            98,096
                                                                                                             -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
   - 0.03%
     200,000   FORTUNE BRANDS INCORPORATED                                        5.38        01/15/2016           187,960
                                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS - 0.81%
$    100,000   ALTRIA GROUP INCORPORATED                                          5.63%       11/04/2008     $     100,106
     150,000   ALTRIA GROUP INCORPORATED                                          7.00        11/04/2013           160,331
     180,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                              4.38        01/15/2013           169,550
      50,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                              5.60        03/01/2017            49,550
     250,000   ANHEUSER-BUSCH COMPANIES INCORPORATED                              5.75        04/01/2036           236,231
     350,000   ARCHER-DANIELS-MIDLAND COMPANY                                     5.38        09/15/2035           314,675
     100,000   BOTTLING GROUP LLC                                                 4.63        11/15/2012            96,404
     180,000   COCA-COLA ENTERPRISES INCORPORATED                                 4.38        09/15/2009           176,268
     120,000   COCA-COLA ENTERPRISES INCORPORATED                                 8.50        02/01/2022           147,759
     200,000   COCA-COLA ENTERPRISES INCORPORATED                                 8.00        09/15/2022           237,679
     180,000   COCA-COLA ENTERPRISES INCORPORATED                                 6.75        09/15/2028           192,922
     150,000   CONAGRA FOODS INCORPORATED                                         6.75        09/15/2011           156,291
     120,000   CONAGRA FOODS INCORPORATED                                         8.25        09/15/2030           143,688
     225,000   GENERAL MILLS INCORPORATED                                         6.00        02/15/2012           229,391
     100,000   GENERAL MILLS INCORPORATED                                         5.70        02/15/2017            98,671
     150,000   GRAND METROPOLITAN INVESTMENT CORPORATIONSS.                       7.45        04/15/2035           173,488
     225,000   HJ HEINZ FINANCE COMPANY                                           6.63        07/15/2011           232,349
     250,000   KELLOGG COMPANY                                                    2.88        06/01/2008           243,565
     350,000   KELLOGG COMPANY SERIES B                                           6.60        04/01/2011           363,033
     125,000   KRAFT FOODS INCORPORATED                                           4.13        11/12/2009           121,197
     275,000   KRAFT FOODS INCORPORATED                                           5.63        11/01/2011           274,825
     350,000   KRAFT FOODS INCORPORATED                                           5.25        10/01/2013           340,801
      75,000   KRAFT FOODS INCORPORATED                                           6.50        11/01/2031            75,177
     100,000   PEPSI BOTTLING GROUP INCORPORATED SERIES B                         7.00        03/01/2029           111,392
     250,000   SARA LEE CORPORATION                                               6.25        09/15/2011           254,867
      75,000   WM WRIGLEY JR COMPANY                                              4.30        07/15/2010            72,699

                                                                                                                 4,772,909
                                                                                                             -------------
FOOD STORES - 0.12%
     350,000   KROGER COMPANY                                                     6.75        04/15/2012           362,679
     100,000   KROGER COMPANY                                                     4.95        01/15/2015            93,269
      75,000   KROGER COMPANY                                                     7.50        04/01/2031            79,306
     100,000   SAFEWAY INCORPORATED                                               4.95        08/16/2010            98,192
      75,000   SAFEWAY INCORPORATED<<                                             7.25        02/01/2031            78,389

                                                                                                                   711,835
                                                                                                             -------------
FORESTRY - 0.07%
     180,000   WEYERHAEUSER COMPANY                                               6.75        03/15/2012           186,846
     225,000   WEYERHAEUSER COMPANY                                               7.38        03/15/2032           233,260

                                                                                                                   420,106
                                                                                                             -------------
FURNITURE & FIXTURES - 0.10%
      50,000   CINTAS CORPORATION #2                                              6.15        08/15/2036            49,327
     180,000   MASCO CORPORATION                                                  5.88        07/15/2012           178,950
     350,000   MASCO CORPORATION<<                                                6.13        10/03/2016           347,636

                                                                                                                   575,913
                                                                                                             -------------
GENERAL MERCHANDISE STORES - 0.58%
     100,000   COSTCO WHOLESALE CORPORATION                                       5.30        03/15/2012            99,404
     200,000   COSTCO WHOLESALE CORPORATION                                       5.50        03/15/2017           197,149
     405,000   FEDERATED RETAIL HOLDINGS INCORPORATED                             5.35        03/15/2012           398,440
     100,000   FEDERATED RETAIL HOLDINGS INCORPORATED                             5.90        12/01/2016            98,363
     250,000   JCPENNEY COMPANY INCORPORATED                                      7.95        04/01/2017           281,400
     125,000   MAY DEPARTMENT STORES COMPANY                                      4.80        07/15/2009           123,034
     180,000   TARGET CORPORATION                                                 5.40        10/01/2008           179,821
     150,000   TARGET CORPORATION                                                 7.00        07/15/2031           167,918
     800,000   WAL-MART STORES INCORPORATED                                       6.88        08/10/2009           825,075
     500,000   WAL-MART STORES INCORPORATED                                       4.13        02/15/2011           480,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
GENERAL MERCHANDISE STORES (continued)
$    180,000   WAL-MART STORES INCORPORATED                                        4.55%      05/01/2013     $     172,036
     100,000   WAL-MART STORES INCORPORATED                                        5.88       04/05/2027            98,438
     325,000   WAL-MART STORES INCORPORATED                                        5.25       09/01/2035           289,978

                                                                                                                 3,411,456
                                                                                                             -------------
HEALTH SERVICES - 0.22%
     350,000   AETNA INCORPORATED                                                  5.75       06/15/2011           353,175
     100,000   AMGEN INCORPORATED++                                                5.85       06/01/2017            99,551
     350,000   ANTHEM INCORPORATED                                                 6.80       08/01/2012           367,587
     180,000   CARDINAL HEALTH INCORPORATED                                        5.85       12/15/2017           176,401
     225,000   MERCK & COMPANY INCORPORATED                                        4.75       03/01/2015           213,306
     100,000   SCHERING-PLOUGH CORPORATION                                         5.55       12/01/2013           100,746

                                                                                                                 1,310,766
                                                                                                             -------------
HOLDING & OTHER INVESTMENT OFFICES - 0.69%
      50,000   ALLIED CAPITAL CORPORATION                                          6.63       07/15/2011            50,561
     100,000   AMERIPRISE FINANCIAL INCORPORATED                                   5.35       11/15/2010            99,603
     350,000   AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                       6.13       11/01/2012           358,092
     500,000   BERKSHIRE HATHAWAY FINANCE CORPORATION                              4.85       01/15/2015           479,339
     100,000   BOSTON PROPERTIES LP                                                6.25       01/15/2013           102,964
      65,000   COLONIAL REALTY LP                                                  5.50       10/01/2015            63,039
   1,350,000   CREDIT SUISSE USA INCORPORATED                                      6.50       01/15/2012         1,407,062
     180,000   ERP OPERATING LP                                                    5.25       09/15/2014           175,415
      75,000   FUND AMERICAN COMPANIES INCORPORATED                                5.88       05/15/2013            73,952
     360,000   GOLDMAN SACHS GROUP INCORPORATED                                    5.15       01/15/2014           349,434
     100,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                         5.63       05/01/2017            94,745
     180,000   ISTAR FINANCIAL INCORPORATED                                        5.15       03/01/2012           173,734
     350,000   ISTAR FINANCIAL INCORPORATED SERIES 1                               5.88       03/15/2016           340,047
     100,000   MACK-CALI REALTY LP                                                 7.75       02/15/2011           106,701
     180,000   SIMON PROPERTY GROUP LP                                             3.75       01/30/2009           175,226

                                                                                                                 4,049,914
                                                                                                             -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
      75,000   MARRIOTT INTERNATIONAL                                              5.81       11/10/2015            73,579
      50,000   STARWOOD HOTELS & RESORTS                                           7.38       11/15/2015            50,569
      50,000   WYNDHAM WORLDWIDE CORPORATION++                                     6.00       12/01/2016            48,697

                                                                                                                   172,845
                                                                                                             -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.43%
     250,000   CATERPILLAR INCORPORATED                                            6.05       08/15/2036           249,973
      75,000   COMPUTER SCIENCES CORPORATION                                       7.38       06/15/2011            79,297
     500,000   DEERE & COMPANY                                                     7.85       05/15/2010           531,294
     200,000   DELL INCORPORATED                                                   7.10       04/15/2028           211,453
     180,000   HEWLETT-PACKARD COMPANY                                             6.50       07/01/2012           188,357
     200,000   IBM CORPORATION                                                     4.75       11/29/2012           193,853
     250,000   IBM CORPORATION                                                     5.88       11/29/2032           250,490
     180,000   IBM CORPORATION SERIES MTN                                          4.38       06/01/2009           176,895
     100,000   ORACLE CORPORATION                                                  5.00       01/15/2011            98,778
     350,000   ORACLE CORPORATION                                                  5.25       01/15/2016           339,608
     250,000   PITNEY BOWES INCORPORATED SERIES MTN                                4.75       01/15/2016           231,748

                                                                                                                 2,551,746
                                                                                                             -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.09%
      75,000   AON CORPORATION                                                     8.21       01/01/2027            81,882
     100,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      4.63       07/15/2013            95,076
      75,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                      5.95       10/15/2036            73,066
     200,000   MARSH & MCLENNAN COMPANIES INCORPORATED                             5.15       09/15/2010           195,857

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
$     75,000   WILLIS NORTH AMERICA INCORPORATED                                   5.63%      07/15/2015     $      71,680

                                                                                                                   517,561
                                                                                                             -------------
INSURANCE CARRIERS - 1.01%
      75,000   ACE INA HOLDINGS INCORPORATED                                       5.88       06/15/2014            75,393
      75,000   AEGON FUNDING CORPORATION                                           5.75       12/15/2020            74,663
     150,000   AETNA INCORPORATED                                                  6.63       06/15/2036           156,635
     330,000   ALLSTATE CORPORATION                                                5.55       05/09/2035           303,793
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                           5.05       10/01/2015           241,199
     250,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                           6.25       05/01/2036           257,118
      50,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                           6.25       03/15/2037            48,325
      75,000   ASSURANT INCORPORATED                                               6.75       02/15/2034            78,034
     350,000   CHUBB CORPORATION+/-                                                6.38       03/29/2037           348,023
      80,000   CHUBB CORPORATION                                                   6.00       05/11/2037            77,724
      50,000   CIGNA CORPORATION                                                   6.15       11/15/2036            48,903
      75,000   CINCINNATI FINANCIAL CORPORATION                                    6.92       05/15/2028            80,550
      50,000   CNA FINANCIAL CORPORATION                                           6.00       08/15/2011            50,448
      65,000   CNA FINANCIAL CORPORATION                                           5.85       12/15/2014            64,083
      50,000   CNA FINANCIAL CORPORATION                                           6.50       08/15/2016            51,087
     180,000   GE GLOBAL INSURANCE HOLDINGS                                        7.00       02/15/2026           194,712
     350,000   GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                          5.75       05/15/2013           352,989
     100,000   GENWORTH FINANCIAL INCORPORATED                                     4.95       10/01/2015            94,990
     250,000   JEFFERSON-PILOT CORPORATION                                         4.75       01/30/2014           236,321
     100,000   LOEWS CORPORATION                                                   5.25       03/15/2016            96,716
      65,000   MBIA INCORPORATED                                                   5.70       12/01/2034            60,534
     100,000   METLIFE INCORPORATED                                                6.13       12/01/2011           102,452
     250,000   METLIFE INCORPORATED                                                5.00       11/24/2013           241,751
     280,000   METLIFE INCORPORATED                                                6.38       06/15/2034           287,823
      75,000   NATIONWIDE FINANCIAL SERVICES                                       5.90       07/01/2012            76,001
     100,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                3.20       04/01/2009            95,964
      75,000   PROGRESSIVE CORPORATION                                             6.25       12/01/2032            77,732
     100,000   PROTECTIVE LIFE SECURED TRUST                                       4.85       08/16/2010            99,245
     105,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                        5.10       12/14/2011           103,532
     180,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                       5.40       06/13/2035           162,953
      75,000   SAFECO CORPORATION                                                  4.88       02/01/2010            73,790
     180,000   ST. PAUL TRAVELERS COMPANIES INCORPORATED                           5.50       12/01/2015           177,897
     100,000   THE TRAVELERS COMPAINES INCORPORATED                                5.38       06/15/2012            99,246
     150,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                     5.75       12/15/2017           149,238
      65,000   THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                     6.25       06/15/2037            64,129
      75,000   TRANSATLANTIC HOLDINGS INCORPORATED                                 5.75       12/14/2015            73,810
     250,000   TRAVELERS COS INCORPORATED+/-                                       6.25       03/15/2037           244,757
     250,000   UNITEDHEALTH GROUP INCORPORATED                                     5.25       03/15/2011           247,943
     125,000   UNITEDHEALTH GROUP INCORPORATED                                     4.88       03/15/2015           118,448
     100,000   UNITRIN INCORPORATED                                                6.00       05/15/2017            97,892
     100,000   WELLPOINT INCORPORATED                                              5.00       01/15/2011            98,200
     100,000   WELLPOINT INCORPORATED                                              5.25       01/15/2016            96,372
      75,000   WELLPOINT INCORPORATED                                              5.85       01/15/2036            70,357
     100,000   WR BERKLEY CORPORATION                                              6.25       02/15/2037            95,850

                                                                                                                 5,947,622
                                                                                                             -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS - 0.11%
      50,000   BAXTER INTERNATIONAL INCORPORATED                                   5.90       09/01/2016            50,705
     250,000   BOSTON SCIENTIFIC CORPORATION                                       6.40       06/15/2016           246,300
     125,000   MEDTRONIC INCORPORATED SERIES B                                     4.38       09/15/2010           121,289
     225,000   RAYTHEON COMPANY                                                    4.85       01/15/2011           220,002

                                                                                                                   638,296
                                                                                                             -------------
METAL MINING - 0.03%
     150,000   SOUTHERN COPPER CORPORATION                                         7.50       07/27/2035          163,974
                                                                                                             -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
$     75,000   3M COMPANY SERIES MTN                                               5.70%      03/15/2037     $      73,211
     360,000   GENERAL ELECTRIC COMPANY                                            5.00       02/01/2013           351,944
     200,000   TYCO INTERNATIONAL GROUP SA                                         6.38       10/15/2011           208,574

                                                                                                                   633,729
                                                                                                             -------------
MISCELLANEOUS RETAIL - 0.13%
     200,000   CVS CAREMARK CORPORATION<<                                          5.75       06/01/2017           197,308
      65,000   CVS CAREMARK CORPORATION                                            6.25       06/01/2027            64,195
      65,000   CVS CORPORATION                                                     4.00       09/15/2009            62,988
     250,000   CVS CORPORATION                                                     6.13       08/15/2016           253,038
     180,000   FEDERATED DEPARTMENT STORES INCORPORATED                            6.90       04/01/2029           180,582

                                                                                                                   758,111
                                                                                                             -------------
MOTION PICTURES - 0.19%
     180,000   NEWS AMERICA INCORPORATED                                           5.30       12/15/2014           176,131
     450,000   NEWS AMERICA INCORPORATED                                           6.40       12/15/2035           439,619
     180,000   WALT DISNEY COMPANY                                                 6.38       03/01/2012           187,309
      75,000   WALT DISNEY COMPANY                                                 7.00       03/01/2032            84,385
     250,000   WALT DISNEY COMPANY SERIES MTN                                      5.63       09/15/2016           250,603

                                                                                                                 1,138,047
                                                                                                             -------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.01%
      75,000   GOODRICH CORPORATION                                                7.63       12/15/2012            81,856
                                                                                                             -------------
NETWORKING PRODUCTS - 0.08%
     180,000   CISCO SYSTEMS INCORPORATED<<                                        5.25       02/22/2011           179,390
     275,000   CISCO SYSTEMS INCORPORATED                                          5.50       02/22/2016           271,794

                                                                                                                   451,184
                                                                                                             -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.97%
     100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                     4.50       05/29/2009            98,474
     100,000   ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                      4.25       02/26/2010            97,102
     200,000   AMERICAN EXPRESS+/-                                                 6.80       09/01/2066           208,862
     100,000   AMERICAN EXPRESS CREDIT CORPORATION                                 5.30       12/02/2015            98,356
     180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                     4.88       05/15/2010           177,039
     180,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                    5.40       12/01/2015           175,222
     300,000   BOEING CAPITAL CORPORATION                                          6.10       03/01/2011           307,911
     100,000   BRANCH BANKING & TRUST SERIES BKNT                                  5.63       09/15/2016            99,643
      50,000   CAPITAL ONE CAPITAL IV                                              6.75       02/17/2037            47,674
     115,000   CAPITAL ONE FINANCIAL COMPANY SERIES MTN                            5.70       09/15/2011           114,972
     300,000   CAPITAL ONE FINANCIAL CORPORATION                                   4.80       02/21/2012           288,606
     180,000   CATERPILLAR FINANCIAL SERVICES CORPORATION                          4.30       06/01/2010           174,748
     275,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN               5.50       03/15/2016           272,261
      65,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF              4.75       02/17/2015            61,409
     325,000   CIT GROUP INCORPORATED                                              5.00       11/24/2008           322,894
      90,000   CIT GROUP INCORPORATED                                              5.40       02/13/2012            88,692
     500,000   CIT GROUP INCORPORATED+/-                                           6.10       03/15/2067           467,717
     275,000   CITIGROUP INCORPORATED                                              6.00       10/31/2033           271,040
     100,000   COUNTRYWIDE FINANCIAL CORPORATION<<                                 6.25       05/15/2016           100,613
     525,000   GENERAL ELECTRIC CAPITAL CORPORATION                                5.00       11/15/2011           515,963
     500,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                     5.00       01/08/2016           481,286
     750,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                  3.13       04/01/2009           721,982
     450,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    4.13       09/01/2009           438,309
     400,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                    6.75       03/15/2032           443,377
     200,000   HSBC FINANCE CAPITAL TRUST IX+/-                                    5.91       11/30/2035           197,107
     275,000   HSBC FINANCE CORPORATION                                            4.75       05/15/2009           271,498
     300,000   HSBC FINANCE CORPORATION                                            4.63       09/15/2010           292,287
     450,000   HSBC FINANCE CORPORATION                                            5.25       01/14/2011           445,938

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    800,000   HSBC FINANCE CORPORATION                                            6.38%      11/27/2012     $     826,641
     325,000   HSBC FINANCE CORPORATION                                            5.00       06/30/2015           309,126
     325,000   INTERNATIONAL LEASE FINANCE CORPORATION                             5.00       04/15/2010           321,215
     250,000   JOHN DEERE CAPITAL CORPORATION                                      7.00       03/15/2012           265,675
     100,000   JOHN DEERE CAPITAL CORPORATION SERIES MTN                           5.50       04/13/2017            98,419
     180,000   JPMORGAN CHASE CAPITAL XV                                           5.88       03/15/2035           168,998
     150,000   JPMORGAN CHASE CAPITAL XXII SERIES V                                6.45       02/02/2037           145,827
     180,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
               SERIES MTNC                                                         7.25       03/01/2012           193,048
     150,000   NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
               SERIES MTNC                                                         8.00       03/01/2032           188,967
     200,000   RESIDENTIAL CAPITAL LLC                                             6.38       06/30/2010           199,622
     200,000   RESIDENTIAL CAPITAL LLC                                             6.00       02/22/2011           196,535
      75,000   RESIDENTIAL CAPITAL LLC                                             6.50       06/01/2012            74,588
     200,000   RESIDENTIAL CAPITAL LLC                                             6.50       04/17/2013           197,673
      65,000   SLM CORPORATION SERIES MTN                                          5.63       08/01/2033            52,205
     325,000   SLM CORPORATION SERIES MTNA                                         4.00       01/15/2009           314,324
     300,000   SLM CORPORATION SERIES MTNA                                         5.00       10/01/2013           266,431
     180,000   TEXTRON FINANCIAL CORPORATION                                       4.60       05/03/2010           176,157
     175,000   TOYOTA MOTOR CREDIT CORPORATION                                     4.25       03/15/2010           170,879
     100,000   UNILEVER CAPITAL CORPORATION                                        7.13       11/01/2010           104,968
     100,000   UNILEVER CAPITAL CORPORATION                                        5.90       11/15/2032            95,627

                                                                                                                11,647,907
                                                                                                             -------------
OFFICE EQUIPMENT - 0.06%
      70,000   XEROX CORPORATION                                                   5.50       05/15/2012            69,136
     250,000   XEROX CORPORATION                                                   6.75       02/01/2017           258,713

                                                                                                                   327,849
                                                                                                             -------------
OIL & GAS EXTRACTION - 0.63%
     100,000   ANADARKO PETROLEUM CORPORATION                                      5.95       09/15/2016            98,730
     100,000   ANADARKO PETROLEUM CORPORATION                                      6.45       09/15/2036            97,297
     100,000   APACHE CORPORATION                                                  6.25       04/15/2012           102,981
     100,000   APACHE CORPORATION                                                  5.25       04/15/2013            98,454
      30,000   APACHE CORPORATION                                                  5.63       01/15/2017            29,790
     100,000   APACHE CORPORATION                                                  6.00       01/15/2037            97,827
      65,000   CANADIAN NATURAL RESOURCES LIMITED                                  5.85       02/01/2035            59,718
     750,000   CONOCOPHILLIPS COMPANY                                              8.75       05/25/2010           820,013
     180,000   DEVON FINANCING CORPORATION ULC                                     6.88       09/30/2011           189,100
     120,000   DEVON FINANCING CORPORATION ULC                                     7.88       09/30/2031           141,496
     500,000   EL PASO ENERGY CORPORATION++                                        5.90       04/01/2017           492,207
     150,000   EL PASO NATURAL GAS COMPANY++                                       5.95       04/15/2017           147,771
     150,000   HALLIBURTON COMPANY                                                 5.50       10/15/2010           150,239
     180,000   HESS CORPORATION                                                    7.88       10/01/2029           205,893
     120,000   NEXEN INCORPORATED                                                  7.88       03/15/2032           138,281
     180,000   OCCIDENTAL PETROLEUM CORPORATION                                    6.75       01/15/2012           190,052
     100,000   PANHANDLE EASTERN PIPE LINE                                         4.80       08/15/2008            98,984
     250,000   PC FINANCIAL PARTNERSHIP                                            5.00       11/15/2014           237,835
      50,000   PRAXAIR INCORPORATED                                                5.20       03/15/2017            48,542
      65,000   TALISMAN ENERGY INCORPORATED                                        5.13       05/15/2015            61,320
     125,000   XTO ENERGY INCORPORATED                                             4.90       02/01/2014           118,850
     125,000   XTO ENERGY INCORPORATED                                             6.10       04/01/2036           119,922

                                                                                                                 3,745,302
                                                                                                             -------------
PAPER & ALLIED PRODUCTS - 0.14%
     125,000   INTERNATIONAL PAPER COMPANY                                         4.00       04/01/2010           119,923
     180,000   INTERNATIONAL PAPER COMPANY                                         5.30       04/01/2015           171,471
     300,000   KIMBERLY-CLARK CORPORATION                                          5.00       08/15/2013           292,248
      75,000   MEADWESTVACO CORPORATION                                            6.85       04/01/2012            77,674
     100,000   TEMPLE-INLAND INCORPORATED                                          7.88       05/01/2012           106,690

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS (continued)
$     75,000   WESTVACO CORPORATION                                                8.20%      01/15/2030     $      80,441

                                                                                                                   848,447
                                                                                                             -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.19%
     300,000   CONOCOPHILLIPS HOLDING COMPANY                                      6.95       04/15/2029           334,033
     125,000   ENTERPRISE PRODUCTS OPERATING LP                                    4.95       06/01/2010           122,993
      65,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                           5.60       10/15/2014            63,906
     120,000   HESS CORPORATION                                                    7.30       08/15/2031           130,372
     150,000   MARATHON OIL CORPORATION                                            6.00       07/01/2012           152,881
     100,000   SEMPRA ENERGY                                                       6.00       02/01/2013           101,961
     100,000   SUNOCO INCORPORATED                                                 5.75       01/15/2017            97,331
     100,000   VALERO ENERGY CORPORATION                                           7.50       04/15/2032           113,179

                                                                                                                 1,116,656
                                                                                                             -------------
PIPELINES - 0.24%
     100,000   BOARDWALK PIPELINES LP                                              5.88       11/15/2016            98,469
      75,000   CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                   7.88       04/01/2013            82,697
      65,000   ENBRIDGE ENERGY PARTNERS LP                                         5.88       12/15/2016            64,128
      75,000   ENTERPRISE PRODUCTS OPERATING LP SERIES B                           6.88       03/01/2033            77,907
     100,000   KANEB PIPE LINE OPERATING PARTNERSHIP LP                            5.88       06/01/2013            99,774
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                    5.00       12/15/2013            95,460
     500,000   KINDER MORGAN ENERGY PARTNERS LP                                    5.13       11/15/2014           477,641
     100,000   KINDER MORGAN ENERGY PARTNERS LP                                    5.80       03/15/2035            90,922
      50,000   PLAINS ALL AMERICAN PIPELINE LP++                                   6.13       01/15/2017            50,262
     200,000   PLAINS ALL AMERICAN PIPELINE LP++                                   6.65       01/15/2037           201,776
      75,000   TEXAS EASTERN TRANSMISSION LP                                       7.00       07/15/2032            82,277

                                                                                                                 1,421,313
                                                                                                             -------------
PRIMARY METAL INDUSTRIES - 0.09%
     250,000   ALCOA INCORPORATED                                                  6.50       06/01/2011           256,508
      25,000   ALCOA INCORPORATED                                                  5.55       02/01/2017            24,093
      50,000   ALCOA INCORPORATED                                                  5.90       02/01/2027            46,955
      75,000   ALCOA INCORPORATED                                                  6.75       01/15/2028            76,762
      25,000   ALCOA INCORPORATED<<                                                5.95       02/01/2037            23,292
     100,000   US STEEL CORPORATION                                                6.05       06/01/2017            99,109

                                                                                                                   526,719
                                                                                                             -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.10%
     125,000   GANNETT COMPANY INCORPORATED                                        4.13       06/15/2008           123,173
      75,000   RR DONNELLEY & SONS COMPANY                                         4.95       05/15/2010            73,342
      20,000   RR DONNELLEY & SONS COMPANY                                         5.63       01/15/2012            19,787
      65,000   RR DONNELLEY & SONS COMPANY                                         5.50       05/15/2015            60,709
      50,000   RR DONNELLEY & SONS COMPANY                                         6.13       01/15/2017            49,125
     250,000   VIACOM CORPORATION                                                  7.70       07/30/2010           265,363

                                                                                                                   591,499
                                                                                                             -------------
RAILROAD TRANSPORTATION - 0.30%
     500,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            4.88       01/15/2015           470,769
      60,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            5.65       05/01/2017            59,056
      50,000   BURLINGTON NORTHERN SANTA FE CORPORATION                            6.15       05/01/2037            49,120
     300,000   CSX CORPORATION                                                     6.30       03/15/2012           306,776
     100,000   CSX CORPORATION                                                     5.60       05/01/2017            97,765
     100,000   CSX CORPORATION<<                                                   6.00       10/01/2036            93,599
      70,000   CSX CORPORATION                                                     6.15       05/01/2037            68,128
     275,000   NORFOLK SOUTHERN CORPORATION                                        5.59       05/17/2025           252,242
     360,000   UNION PACIFIC CORPORATION                                           4.88       01/15/2015           338,111

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
RAILROAD TRANSPORTATION (continued)
$     40,000   UNION PACIFIC CORPORATION                                         6.15%         05/01/2037    $        39,139

                                                                                                                   1,774,705
                                                                                                             ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.28%
     100,000   CAMDEN PROPERTY TRUST                                             5.70          05/15/2017             97,988
     200,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                       6.00          01/30/2017            197,864
      75,000   HEALTHCARE REALTY TRUST INCORPORATED                              8.13          05/01/2011             80,820
      75,000   HOSPITALITY PROPERTIES TRUST++                                    5.63          03/15/2017             72,261
      75,000   LIBERTY PROPERTY LP                                               5.50          12/15/2016             72,875
     100,000   PROLOGIS                                                          5.25          11/15/2010             99,126
     300,000   PROLOGIS TRUST                                                    5.63          11/15/2016            295,931
     100,000   REALTY INCOME CORPORATION                                         5.95          09/15/2016            100,060
     100,000   REGENCY CENTERS LP                                                5.88          06/15/2017             99,207
      50,000   SIMON PROPERTY GROUP LP                                           5.00          03/01/2012             48,864
     300,000   SIMON PROPERTY GROUP LP                                           5.75          05/01/2012            302,784
     125,000   SIMON PROPERTY GROUP LP                                           5.75          12/01/2015            125,498
      50,000   SIMON PROPERTY GROUP LP                                           5.25          12/01/2016             48,262

                                                                                                                   1,641,540
                                                                                                             ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.01%
     600,000   BEAR STEARNS COMPANIES INCORPORATED                               5.50          08/15/2011            599,392
     180,000   BEAR STEARNS COMPANIES INCORPORATED                               5.30          10/30/2015            174,710
      25,000   BEAR STEARNS COMPANIES INCORPORATED                               5.55          01/22/2017             24,351
     225,000   BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                   4.55          06/23/2010            219,643
     100,000   BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                       6.13          06/01/2017             98,786
     250,000   CREDIT SUISSE USA INCORPORATED                                    7.13          07/15/2032            289,423
   1,000,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.88          01/15/2011          1,045,229
     725,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.60          01/15/2012            754,531
     700,000   GOLDMAN SACHS GROUP INCORPORATED<<                                4.75          07/15/2013            668,914
     275,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.35          01/15/2016            267,138
     500,000   GOLDMAN SACHS GROUP INCORPORATED<<                                5.75          10/01/2016            498,155
      70,000   GOLDMAN SACHS GROUP INCORPORATED                                  5.95          01/15/2027             67,558
     450,000   GOLDMAN SACHS GROUP INCORPORATED                                  6.35          02/15/2034            443,403
     800,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                             3.50          08/07/2008            781,120
     200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                             5.50          04/04/2016            196,558
     200,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG<<               4.80          03/13/2014            189,942
     725,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.00          02/17/2009            731,176
     450,000   MERRILL LYNCH & COMPANY INCORPORATED                              5.45          07/15/2014            445,085
     250,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.05          05/16/2016            252,914
     100,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.22          09/15/2026            100,034
     300,000   MERRILL LYNCH & COMPANY INCORPORATED                              6.11          01/29/2037            290,537
     500,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                   5.77          07/25/2011            505,341
   1,100,000   MORGAN STANLEY                                                    3.88          01/15/2009          1,074,774
     500,000   MORGAN STANLEY                                                    6.60          04/01/2012            521,131
     525,000   MORGAN STANLEY                                                    5.38          10/15/2015            511,018
     120,000   MORGAN STANLEY                                                    7.25          04/01/2032            136,789
     500,000   MORGAN STANLEY SERIES EMTN                                        5.45          01/09/2017            484,548
     500,000   MORGAN STANLEY SERIES MTN                                         5.55          04/27/2017            487,657

                                                                                                                  11,859,857
                                                                                                             ---------------
TRANSPORTATION BY AIR - 0.07%
      75,000   CONTINENTAL AIRLINES INCORPORATED SERIES A                        5.98          04/19/2022             74,250
      50,000   FEDEX CORPORATION                                                 5.50          08/15/2009             50,017
     120,000   LOCKHEED MARTIN CORPORATION                                       8.50          12/01/2029            154,725
     120,000   RAYTHEON COMPANY                                                  7.20          08/15/2027            136,616

                                                                                                                     415,608
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT - 0.57%
$    180,000   BOEING COMPANY                                                    6.13%         02/15/2033    $       188,240
     525,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                            4.05          06/04/2008            517,709
     500,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                            8.00          06/15/2010            534,106
     100,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                            5.88          03/15/2011            101,011
     330,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                            6.50          11/15/2013            344,170
     225,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                            8.50          01/18/2031            287,374
     200,000   DAIMLERCHRYSLER NA HOLDINGS CORPORATION                           7.30          01/15/2012            213,466
     150,000   HONEYWELL INTERNATIONAL INCORPORATED                              7.50          03/01/2010            157,962
     250,000   HONEYWELL INTERNATIONAL INCORPORATED                              5.70          03/15/2037            235,342
     150,000   JOHNSON CONTROLS INCORPORATED                                     5.25          01/15/2011            148,705
     120,000   NORTHROP GRUMMAN CORPORATION                                      7.75          02/15/2031            144,798
     180,000   UNITED TECHNOLOGIES CORPORATION                                   4.38          05/01/2010            175,222
     100,000   UNITED TECHNOLOGIES CORPORATION                                   4.88          05/01/2015             95,580
     180,000   UNITED TECHNOLOGIES CORPORATION                                   7.50          09/15/2029            211,681

                                                                                                                   3,355,366
                                                                                                             ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.05%
     300,000   MCKESSON HBOC INCORPORATED                                        5.25          03/01/2013            293,840
                                                                                                             ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.03%
     180,000   JOHNSON & JOHNSON                                                 4.95          05/15/2033            164,775
      25,000   MARTIN MARIETTA MATERIALS INCORPORATED                            6.25          05/01/2037             24,665

                                                                                                                     189,440
                                                                                                             ---------------
TOTAL CORPORATE BONDS & NOTES (COST $127,085,229)                                                                127,867,828
                                                                                                             ---------------
FOREIGN CORPORATE BONDS@- 2.59%
     150,000   ALBERTA ENERGY COMPANY LIMITED                                    8.13          09/15/2030            179,118
     180,000   ALCAN INCORPORATED                                                5.00          06/01/2015            169,250
     100,000   ALCAN INCORPORATED                                                6.13          12/15/2033             93,967
     100,000   AMERICA MOVIL SA DE CV                                            4.13          03/01/2009             97,509
     100,000   AMVESCAP PLC                                                      5.63          04/17/2012             99,364
      75,000   ANADARKO FINANCE COMPANY SERIES B                                 6.75          05/01/2011             77,806
     325,000   ANADARKO FINANCE COMPANY SERIES B                                 7.50          05/01/2031            354,513
      75,000   ASTRAZENECA PLC                                                   5.40          06/01/2014             74,261
     150,000   AXA SA                                                            8.60          12/15/2030            187,803
      65,000   AXIS CAPITAL HOLDINGS LIMITED                                     5.75          12/01/2014             63,678
     200,000   BHP BILLITON FINANCE LIMITED                                      5.40          03/29/2017            194,765
     250,000   BHP BILLITON FINANCE USA LIMITED                                  5.00          12/15/2010            246,665
     150,000   BHP BILLITON FINANCE USA LIMITED                                  5.25          12/15/2015            145,455
     100,000   BRITISH SKY BROADCASTING PLC                                      6.88          02/23/2009            102,072
     300,000   BRITISH TELECOMMUNICATIONS PLC                                    9.13          12/15/2030            403,023
     125,000   BROOKFIELD ASSET MANAGEMENT INCORPORATED                          5.80          04/25/2017            123,264
     100,000   BURLINGTON RESOURCES FINANCE COMPANY                              6.50          12/01/2011            104,131
      65,000   CANADIAN NATURAL RESOURCES LIMITED                                4.90          12/01/2014             61,592
     150,000   CANADIAN NATURAL RESOURCES LIMITED                                5.70          05/15/2017            147,408
     200,000   CANADIAN NATURAL RESOURCES LIMITED                                6.25          03/15/2038            192,714
     360,000   CANADIAN PACIFIC RAILWAY COMPANY                                  5.75          03/15/2033            339,467
      65,000   CANADIAN PACIFIC RAILWAY COMPANY                                  5.95          05/15/2037             62,329
      65,000   CELULOSA ARAUCO Y CONSTITUCION SA                                 5.63          04/20/2015             63,158
     275,000   CIT GROUP FUNDING COMPANY OF CANADA                               4.65          07/01/2010            267,246
     275,000   CIT GROUP FUNDING COMPANY OF CANADA                               5.20          06/01/2015            259,680
      25,000   CIT GROUP FUNDING COMPANY OF CANADA                               5.60          11/02/2011             24,822
     325,000   CONOCO FUNDING COMPANY                                            6.35          10/15/2011            337,083
     150,000   CONOCOPHILLIPS CANADA                                             5.63          10/15/2016            150,367
     275,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                       5.75          03/23/2016            270,656
     325,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         8.00          06/15/2010            347,809
     330,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                         8.25          06/15/2030            403,248
     175,000   DIAGEO CAPITAL PLC                                                4.38          05/03/2010            170,033
      75,000   DIAGEO CAPITAL PLC                                                5.88          09/30/2036             71,328

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS@ (continued)
$    125,000   DIAGEO FINANCE BV                                                 5.30%         10/28/2015    $       121,316
     100,000   ENBRIDGE INCORPORATED                                             5.60          04/01/2017             97,837
     100,000   ENCANA HOLDINGS FINANCE CORPORATION                               5.80          05/01/2014            100,377
     100,000   FALCONBRIDGE LIMITED                                              6.00          10/15/2015            101,553
     250,000   FRANCE TELECOM SA                                                 7.75          03/01/2011            268,667
     225,000   FRANCE TELECOM SA                                                 8.50          03/01/2031            288,674
     100,000   HANSON PLC                                                        6.13          08/15/2016            103,708
     180,000   ING GROEP NV+/-                                                   5.78          12/31/2049            176,251
      75,000   LAFARGE SA                                                        6.15          07/15/2011             76,604
      50,000   LAFARGE SA                                                        6.50          07/15/2016             52,009
     100,000   NEXEN INCORPORATED                                                5.65          05/15/2017             97,534
     100,000   NEXEN INCORPORATED                                                6.40          05/15/2037             97,335
     250,000   NORSK HYDRO ASA                                                   6.80          01/15/2028            272,675
      75,000   ORIX CORPORATION                                                  5.48          11/22/2011             74,475
      75,000   POTASH CORPORATION SASKATCHEWAN                                   5.88          12/01/2036             71,280
     500,000   ROGERS WIRELESS INCORPORATED                                      7.50          03/15/2015            544,645
     200,000   ROYAL BANK CANADA                                                 5.65          07/20/2011            202,483
     360,000   ROYAL BANK OF SCOTLAND GROUP PLC                                  5.00          10/01/2014            346,303
   1,000,000   ROYAL BANK OF SCOTLAND GROUP PLC                                  6.40          04/01/2009          1,018,798
     100,000   ROYAL BANK OF SCOTLAND GROUP PLC+/-                               7.65          12/31/2049            114,658
     120,000   ROYAL KPN NV                                                      8.00          10/01/2010            128,948
      75,000   ROYAL KPN NV                                                      8.38          10/01/2030             85,108
     225,000   SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                       7.63          09/14/2010            239,773
     500,000   SHELL INTERNATIONAL FINANCE                                       4.95          03/22/2012            491,100
      75,000   SUNCOR ENERGY INCORPORATED                                        5.95          12/01/2034             74,050
     100,000   TALISMAN ENERGY                                                   6.25          02/01/2038             93,856
      65,000   TECK COMINCO LIMITED                                              6.13          10/01/2035             61,335
     300,000   TELECOM ITALIA CAPITAL SA                                         4.00          01/15/2010            288,805
     200,000   TELECOM ITALIA CAPITAL SA                                         5.25          10/01/2015            189,115
     150,000   TELECOM ITALIA CAPITAL SA                                         6.00          09/30/2034            137,162
      50,000   TELEFONICA EMISIONES SAU                                          5.98          06/20/2011             50,650
     150,000   TELEFONICA EMISIONES SAU                                          6.42          06/20/2016            154,648
     150,000   TELEFONICA EMISIONES SAU                                          7.05          06/20/2036            159,078
     180,000   TELEFONICA EUROPE BV                                              7.75          09/15/2010            191,459
     120,000   TELEFONICA EUROPE BV                                              8.25          09/15/2030            142,475
     350,000   TELEFONOS DE MEXICO SA DE CV                                      4.50          11/19/2008            344,800
      65,000   TELEFONOS DE MEXICO SA DE CV                                      5.50          01/27/2015             63,875
     180,000   TELUS CORPORATION                                                 8.00          06/01/2011            192,543
      65,000   TRANSCANADA PIPELINES LIMITED                                     4.88          01/15/2015             61,560
     100,000   TRANSCANADA PIPELINES LIMITED                                     5.60          03/31/2034             93,118
     120,000   TRANSOCEAN INCORPORATED                                           7.50          04/15/2031            134,908
     400,000   TYCO INTERNATIONAL GROUP SA                                       6.00          11/15/2013            418,792
      75,000   TYCO INTERNATIONAL GROUP SA                                       6.88          01/15/2029             87,834
     355,000   VALE OVERSEAS LIMITED                                             6.25          01/23/2017            357,211
     210,000   VALE OVERSEAS LIMITED                                             6.88          11/21/2036            215,100
     180,000   VODAFONE GROUP PLC                                                4.63          07/15/2018            160,234
      75,000   VODAFONE GROUP PLC                                                5.38          01/30/2015             72,947
     250,000   VODAFONE GROUP PLC                                                7.88          02/15/2030            287,032
      25,000   WEATHERFORD INTERNATIONAL INCORPORATED                            6.50          08/01/2036             25,030
     100,000   XL CAPITAL LIMITED                                                5.25          09/15/2014             96,712
     100,000   XL CAPITAL LIMITED                                                6.25          05/15/2027             97,874

TOTAL FOREIGN CORPORATE BONDS (COST $15,145,498)                                                                  15,309,898
                                                                                                             ---------------
FOREIGN GOVERNMENT BONDS@- 24.16%
     193,000   AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                        6.00          02/15/2017            159,563
      98,000   AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                        6.50          05/15/2013             82,706
      98,000   AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                        5.75          06/15/2011             79,915
      98,000   AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                        7.50          09/15/2009             83,254
     200,000   BELGIUM GOVERNMENT BOND SERIES 12 (EUR)                           8.00          12/24/2012            315,082
     135,000   BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                           5.50          03/28/2028            203,594
   1,364,000   BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                           5.00          09/28/2012          1,883,325
     620,000   BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                           5.50          09/28/2017            904,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS@ (continued)
$    745,000   BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                           3.00%         09/28/2008    $       985,564
     555,000   BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                           4.25          09/28/2014            737,513
      80,000   BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                           5.00          03/28/2035            114,285
     160,000   BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                           3.00          03/28/2010            207,293
     335,000   BUNDESOBLIGATION SERIES 143 (EUR)                                 3.50          10/10/2008            445,603
   1,000,000   BUNDESOBLIGATION SERIES 144 (EUR)                                 3.25          04/17/2009          1,318,236
     115,000   BUNDESOBLIGATION SERIES 145 (EUR)                                 3.50          10/09/2009            151,673
   1,100,000   BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                        4.00          07/04/2016          1,436,398
     455,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                        5.25          07/04/2010            626,595
     745,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                        5.25          01/04/2011          1,029,321
     350,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                        6.25          01/04/2030            580,517
     700,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                        5.00          01/04/2012            964,095
   1,215,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                        5.00          07/04/2012          1,677,220
   1,140,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                        4.25          01/04/2014          1,518,896
     660,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                        4.75          07/04/2034            914,599
   1,010,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                        3.75          01/04/2015          1,301,548
     485,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                        3.50          01/04/2016            611,185
     250,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                        4.00          01/04/2037            307,065
     655,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                        6.25          01/04/2024          1,054,606
     260,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                        4.13          07/04/2008            348,969
     520,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                        4.75          07/04/2008            702,464
     515,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                        5.63          01/04/2028            788,268
     325,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                        3.75          01/04/2009            433,110
     159,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                        4.00          07/04/2009            212,300
   1,170,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                        4.50          07/04/2009          1,576,939
     270,000   BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                        5.38          01/04/2010            371,633
     500,000   CANADIAN GOVERNMENT BOND (CAD)                                    5.50          06/01/2009            475,617
     476,000   CANADIAN GOVERNMENT BOND (CAD)                                    5.50          06/01/2010            456,441
     952,000   CANADIAN GOVERNMENT BOND (CAD)                                    5.25          06/01/2013            924,150
     450,000   CANADIAN GOVERNMENT BOND (CAD)                                    4.00          06/01/2016            405,698
     450,000   CANADIAN GOVERNMENT BOND (CAD)                                    5.75          06/01/2033            509,069
      95,000   CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                         8.00          06/01/2023            124,395
     150,000   CANADIAN GOVERNMENT BOND SERIES VW17                              8.00          06/01/2027            205,758
     293,000   CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                        8.00          06/01/2027            401,913
     301,000   CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                        6.00          06/01/2008            285,384
   1,882,400   DENMARK GOVERNMENT BOND (DKK)                                     4.00          08/15/2008            338,272
   1,420,000   DENMARK GOVERNMENT BOND (DKK)                                     6.00          11/15/2011            271,944
   1,500,000   DENMARK GOVERNMENT BOND (DKK)                                     5.00          11/15/2013            279,005
     926,900   DENMARK GOVERNMENT BOND (DKK)                                     4.00          11/15/2015            162,253
   1,000,000   DENMARK GOVERNMENT BOND (DKK)                                     4.00          11/15/2017            173,284
     473,000   DENMARK GOVERNMENT BOND (DKK)                                     7.00          11/10/2024            109,823
     750,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  4.00          04/25/2009          1,001,786
   1,000,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  4.00          10/25/2009          1,333,185
     950,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  5.50          04/25/2010          1,315,049
     470,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  5.00          04/25/2012            648,276
     800,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  4.75          10/25/2012          1,092,566
     375,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  8.50          12/26/2012            604,167
     940,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  4.00          04/25/2014          1,233,438
   1,280,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  5.00          10/25/2016          1,794,298
   1,300,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  8.50          10/25/2019          2,405,347
     370,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  6.00          10/25/2025            585,058
   1,145,000   FRANCE GOVERNMENT BOND OAT (EUR)                                  4.75          04/25/2035          1,581,838
     970,000   FRENCH TREASURY NOTE BTAN (EUR)                                   3.00          07/12/2008          1,286,103
     655,000   FRENCH TREASURY NOTE BTAN (EUR)                                   3.00          01/12/2011            840,292
     465,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           3.50          09/15/2008            619,118
   1,550,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           3.00          02/01/2009          2,039,429
     525,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25          11/01/2009            704,168
   1,024,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           3.00          01/15/2010          1,330,777
   1,317,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           5.00          02/01/2012          1,812,530
   1,047,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25          02/01/2015          1,387,590
   1,425,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           3.75          08/01/2016          1,806,047
   1,111,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.25          02/01/2019          1,448,371
     230,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           9.00          11/01/2023            459,966

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS@ (continued)
$  1,285,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           6.50%         11/01/2027    $     2,116,129
     753,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           5.00          08/01/2034          1,043,677
   1,190,000   ITALY BUONI POLIENNALI DEL TESORO (EUR)                           4.00          02/01/2037          1,399,710
 188,150,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                   0.20          06/20/2008          1,537,298
 767,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                   0.60          12/20/2008          6,273,984
 150,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                   0.60          03/20/2009          1,224,599
 500,000,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                   0.80          06/20/2009          4,088,763
 312,700,000   JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                   0.50          12/20/2009          2,530,470
 387,850,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                   1.70          03/22/2010          3,236,218
 452,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                   1.80          12/20/2010          3,796,127
 446,400,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                   1.50          12/20/2011          3,699,614
 215,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                   1.50          03/20/2012          1,780,023
 400,400,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                   1.10          09/20/2012          3,241,496
 275,150,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                   0.70          03/20/2013          2,168,591
 205,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                   1.60          09/20/2013          1,697,720
 440,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                   1.50          03/20/2014          3,615,025
 279,650,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                   1.30          03/20/2015          2,246,692
 200,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                   1.60          03/20/2016          1,636,069
 330,000,000   JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                   1.70          12/20/2016          2,715,325
 124,800,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                 2.30          03/20/2035          1,020,056
  65,000,000   JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                 2.30          12/20/2036            530,172
 253,250,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                 3.70          09/21/2015          2,415,953
 291,850,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                 1.50          03/20/2019          2,310,258
  94,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                 2.40          06/20/2024            810,458
 360,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                 2.00          12/20/2024          2,927,436
 183,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                 2.20          09/20/2026          1,522,716
  40,000,000   JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                 2.10          12/20/2026            327,320
     330,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 5.25          07/15/2008            448,139
     160,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 2.75          01/15/2009            209,798
   2,000,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 5.50          07/15/2010          2,774,095
     300,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 3.75          07/15/2014            387,301
      85,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 7.50          01/15/2023            151,773
     410,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 5.50          01/15/2028            618,335
      95,000   NETHERLANDS GOVERNMENT BOND (EUR)                                 4.00          01/15/2037            116,168
   1,100,000   SPAIN GOVERNMENT BOND (EUR)                                       3.60          01/31/2009          1,460,820
     862,000   SPAIN GOVERNMENT BOND (EUR)                                       4.00          01/31/2010          1,148,104
   1,093,000   SPAIN GOVERNMENT BOND (EUR)                                       5.00          07/30/2012          1,507,646
   1,000,000   SPAIN GOVERNMENT BOND (EUR)                                       6.15          01/31/2013          1,457,703
     502,000   SPAIN GOVERNMENT BOND (EUR)                                       4.40          01/31/2015            673,089
     142,000   SPAIN GOVERNMENT BOND (EUR)                                       5.50          07/30/2017            206,812
     450,000   SPAIN GOVERNMENT BOND (EUR)                                       5.75          07/30/2032            708,632
      81,000   SPAIN GOVERNMENT BOND (EUR)                                       4.20          01/31/2037            101,992
   2,300,000   SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                          6.75          05/05/2014            380,364
   2,000,000   SWEDEN GOVERNMENT BOND SERIES 1043 (SEK)                          5.00          01/28/2009            293,378
   1,320,000   SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                          5.25          03/15/2011            197,140
     440,000   SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                          5.00          12/01/2020             68,543
   2,500,000   SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                          3.00          07/12/2016            327,304
     500,000   UNITED KINGDOM GILT (GBP)                                         4.00          03/07/2009            961,739
     405,000   UNITED KINGDOM GILT (GBP)                                         4.75          06/07/2010            781,140
     305,000   UNITED KINGDOM GILT (GBP)                                         9.00          07/12/2011            678,368
     250,000   UNITED KINGDOM GILT (GBP)                                         5.00          03/07/2012            484,263
     585,000   UNITED KINGDOM GILT (GBP)                                         5.00          09/07/2014          1,131,728
     575,000   UNITED KINGDOM GILT (GBP)                                         4.75          09/07/2015          1,095,453
     250,000   UNITED KINGDOM GILT (GBP)                                         4.00          09/07/2016            450,175
     620,000   UNITED KINGDOM GILT (GBP)                                         4.75          03/07/2020          1,186,552
     430,000   UNITED KINGDOM GILT (GBP)                                         6.00          12/07/2028            980,054
     825,000   UNITED KINGDOM GILT (GBP)                                         4.25          06/07/2032          1,521,616
     815,000   UNITED KINGDOM GILT (GBP)                                         4.75          12/07/2038          1,653,174

TOTAL FOREIGN GOVERNMENT BONDS (COST $142,581,991)                                                               142,653,070
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 6.61%

FEDERAL FARM CREDIT BANK - 0.02%
$    100,000   FFCB                                                              5.00%         10/23/2009    $        99,647
                                                                                                             ---------------
FEDERAL HOME LOAN BANK - 1.79%
   1,000,000   FHLB<<                                                            3.75          08/18/2009            971,786
   1,000,000   FHLB<<                                                            4.38          03/17/2010            981,376
   1,000,000   FHLB<<                                                            4.75          04/24/2009            992,442
   2,050,000   FHLB<<                                                            5.00          10/16/2009          2,039,186
     100,000   FHLB                                                              5.13          08/14/2013             99,486
   1,200,000   FHLB<<                                                            5.38          08/19/2011          1,209,268
     500,000   FHLB                                                              5.50          05/21/2009            499,908
     100,000   FHLB                                                              5.50          10/19/2016             99,053
     100,000   FHLB                                                              5.55          10/19/2009            100,019
     800,000   FHLB SERIES 363                                                   4.50          11/15/2012            773,534
   1,000,000   FHLB SERIES 439<<                                                 3.63          11/14/2008            976,966
     400,000   FHLB SERIES 467<<                                                 5.25          06/18/2014            400,466
     250,000   FHLB SERIES 656                                                   5.38          05/18/2016            252,396
   1,200,000   FHLB SERIES 658<<                                                 5.13          06/18/2008          1,197,757

                                                                                                                  10,593,643
                                                                                                             ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.56%
   2,000,000   FHLMC<<                                                           3.88          06/15/2008          1,971,324
     650,000   FHLMC                                                             4.75          01/19/2016            628,106
   1,000,000   FHLMC                                                             4.88          02/17/2009            993,814
   2,000,000   FHLMC                                                             5.00          06/11/2009          1,993,168
   1,000,000   FHLMC<<                                                           5.13          04/18/2011            998,704
     250,000   FHLMC<<                                                           5.20          03/05/2019            242,905
     150,000   FHLMC<<                                                           5.25          10/06/2011            148,947
   1,500,000   FHLMC                                                             5.25          12/05/2011          1,492,196
     650,000   FHLMC<<                                                           5.25          04/18/2016            650,118
     150,000   FHLMC                                                             5.38          12/27/2011            149,525
   1,000,000   FHLMC<<                                                           5.38          01/09/2014            990,127
     250,000   FHLMC<<                                                           5.45          09/02/2011            249,311
     150,000   FHLMC                                                             5.55          10/04/2016            149,380
     250,000   FHLMC<<                                                           5.60          09/26/2013            249,289
     100,000   FHLMC                                                             5.60          10/17/2013             99,666
   1,500,000   FHLMC<<                                                           5.75          03/15/2009          1,512,908
     100,000   FHLMC                                                             6.00          10/20/2021             99,446
   1,000,000   FHLMC<<                                                           6.00          03/30/2022            992,298
     200,000   FHLMC<<                                                           6.25          07/15/2032            222,326
     300,000   FHLMC<<                                                           6.75          03/15/2031            352,060
     500,000   FHLMC<<                                                           6.88          09/15/2010            525,983
     250,000   FHLMC SERIES MTN                                                  3.29          06/16/2009            240,642
     150,000   FHLMC SERIES MTN<<                                                5.00          12/14/2018            143,947

                                                                                                                  15,096,190
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.24%
   1,000,000   FNMA<<                                                            3.88          07/15/2008            984,544
     800,000   FNMA                                                              4.38          03/15/2013            766,786
   1,250,000   FNMA<<                                                            5.00          09/15/2008          1,245,224
     950,000   FNMA<<                                                            5.00          03/15/2016            934,304
     500,000   FNMA<<                                                            5.00          02/13/2017            490,136
   2,200,000   FNMA<<                                                            5.25          08/01/2012          2,192,447
   1,000,000   FNMA<<                                                            5.35          04/12/2010            996,577
   1,000,000   FNMA<<                                                            5.38          04/11/2022            974,885
   1,000,000   FNMA<<                                                            5.40          04/02/2012            996,197
     200,000   FNMA                                                              5.45          10/18/2021            197,434
     100,000   FNMA                                                              5.50          09/29/2008             99,975
      75,000   FNMA                                                              5.63          11/15/2021             73,716

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)

$    350,000   FNMA                                                              6.00%         09/26/2013    $       349,892
     400,000   FNMA                                                              6.00          08/22/2016            401,577
     250,000   FNMA                                                              6.00          10/11/2016            248,954
     200,000   FNMA                                                              6.21          08/06/2038            222,655
   1,000,000   FNMA<<                                                            6.63          09/15/2009          1,031,185
     300,000   FNMA                                                              6.63          11/15/2030            346,344
     500,000   FNMA                                                              7.25          05/15/2030            617,850
      50,000   FNMA SERIES 1                                                     5.50          11/17/2016             49,358

                                                                                                                  13,220,040
                                                                                                             ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $38,965,457)                                                          39,009,520
                                                                                                             ---------------
AGENCY SECURITIES - 26.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.21%
   1,000,000   FHLMC<<                                                           6.63          09/15/2009          1,031,224
     800,000   FHLMC<<                                                           4.88          11/15/2013            784,819
     931,615   FHLMC #783191+/-                                                  5.69          04/01/2037            929,211
   7,181,167   FHLMC #A11964<<                                                   5.00          08/01/2033          6,854,261
   1,512,481   FHLMC #A15183                                                     6.00          11/01/2033          1,519,413
   1,250,661   FHLMC #A15966                                                     5.00          11/01/2033          1,193,728
   1,829,924   FHLMC #A16693                                                     5.50          12/01/2033          1,791,829
   1,377,907   FHLMC #A19717                                                     5.00          03/01/2034          1,314,472
   2,712,534   FHLMC #A24888<<                                                   6.00          07/01/2034          2,719,033
   2,461,762   FHLMC #A29757<<                                                   5.50          01/01/2035          2,406,966
   2,031,404   FHLMC #A35253                                                     5.50          06/01/2035          1,986,187
   1,239,050   FHLMC #A36541                                                     5.00          08/01/2035          1,181,095
   1,664,741   FHLMC #A41694                                                     5.50          01/01/2036          1,627,685
   3,390,034   FHLMC #A47041<<                                                   5.00          09/01/2035          3,231,470
     713,118   FHLMC #A54804                                                     6.50          06/01/2036            724,541
   5,570,024   FHLMC #E01425<<                                                   4.50          08/01/2018          5,346,331
     563,515   FHLMC #E95352                                                     4.50          04/01/2018            540,735
   1,521,938   FHLMC #G02074                                                     5.50          02/01/2036          1,488,061
   1,918,354   FHLMC #G02386                                                     6.00          11/01/2036          1,951,582
     497,835   FHLMC #G08190                                                     4.50          01/01/2037            459,783
   1,168,505   FHLMC #G11950                                                     4.50          10/01/2018          1,121,268
     600,000   FHLMC TBA%%                                                       4.50          06/01/2022            573,937
   2,750,000   FHLMC TBA%%                                                       5.00          06/01/2022          2,680,392
   1,750,000   FHLMC TBA%%                                                       6.00          06/01/2022          1,766,954
   5,500,000   FHLMC TBA%%                                                       5.50          06/01/2037          5,369,375
   3,250,000   FHLMC TBA%%                                                       6.00          06/01/2037          3,247,969
     500,000   FHLMC TBA%%                                                       6.50          06/01/2037            507,969

                                                                                                                  54,350,290
                                                                                                             ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.93%
   2,000,000   FNMA<<                                                            6.38          06/15/2009          2,046,082
   1,000,000   FNMA<<                                                            7.25          01/15/2010          1,050,751
   1,000,000   FNMA<<                                                            6.00          05/15/2011          1,029,055
     700,000   FNMA<<                                                            6.13          03/15/2012            727,435
     600,000   FNMA<<                                                            4.63          10/15/2013            580,705
     300,000   FNMA^                                                             5.16          06/01/2017            180,216
     200,000   FNMA^                                                             5.77          10/09/2019             98,990
     500,000   FNMA<<                                                            7.13          01/15/2030            608,371
     682,342   FNMA #255407                                                      5.00          09/01/2024            659,785
     769,032   FNMA #255857                                                      5.50          08/01/2025            756,023
   1,480,940   FNMA #545414                                                      5.50          01/01/2017          1,474,934
     927,413   FNMA #725690                                                      6.00          08/01/2034            929,063
     606,866   FNMA #725773                                                      5.50          09/01/2034            593,959
   1,136,384   FNMA #745627+/-                                                   5.52          04/01/2036          1,135,087
     211,725   FNMA #753669                                                      6.00          11/01/2033            212,558

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  2,339,852   FNMA #767097                                                      4.00%         06/01/2019    $     2,189,090
     960,802   FNMA #775199+/-                                                   4.26          05/01/2034            942,249
     978,716   FNMA #776966                                                      5.00          04/01/2034            933,661
   3,326,357   FNMA #777075<<                                                    5.00          04/01/2034          3,174,894
     756,920   FNMA #779510                                                      5.00          06/01/2019            739,078
   3,594,477   FNMA #793607                                                      5.00          09/01/2019          3,509,745
     871,116   FNMA #793675                                                      6.00          09/01/2034            872,666
     979,043   FNMA #794514                                                      5.00          10/01/2019            955,965
     714,518   FNMA #795047                                                      5.50          10/01/2034            699,210
     803,936   FNMA #796334                                                      6.00          10/01/2034            805,367
     961,135   FNMA #804666                                                      6.00          11/01/2034            962,846
   2,545,136   FNMA #805412                                                      5.50          01/01/2035          2,488,578
     629,160   FNMA #812338                                                      6.00          03/01/2035            628,907
      96,684   FNMA #821030                                                      4.50          05/01/2035             89,379
     303,687   FNMA #822651                                                      4.50          04/01/2035            280,744
     719,724   FNMA #828346                                                      5.00          07/01/2035            686,118
     673,739   FNMA #830957                                                      5.50          08/01/2035            658,767
   1,326,207   FNMA #831625                                                      7.00          06/01/2036          1,366,414
      55,932   FNMA #832199                                                      4.50          07/01/2035             51,706
   1,489,288   FNMA #834657                                                      5.50          08/01/2035          1,456,193
   4,984,444   FNMA #835284                                                      5.50          09/01/2035          4,873,679
   3,464,533   FNMA #835331<<                                                    5.50          08/01/2035          3,387,544
     588,738   FNMA #836958                                                      4.50          10/01/2035            544,261
   3,376,170   FNMA #839064<<                                                    6.00          01/01/2036          3,374,813
   1,352,282   FNMA #843901                                                      4.50          09/01/2035          1,250,120
   1,447,748   FNMA #851264                                                      5.50          05/01/2021          1,436,573
   1,957,372   FNMA #879094+/-                                                   5.37          05/01/2036          1,956,627
   2,940,944   FNMA #895995<<                                                    6.50          07/01/2036          2,987,311
   1,414,560   FNMA #897130                                                      6.50          09/01/2036          1,436,861
     931,689   FNMA #904015                                                      6.00          01/01/2037            930,765
   1,170,952   FNMA #904601                                                      6.00          11/01/2036          1,170,086
     253,927   FNMA #904767+/-                                                   5.54          12/01/2036            253,043
     689,135   FNMA #907860+/-                                                   5.55          02/01/2037            689,894
   1,988,039   FNMA #908249                                                      6.50          12/01/2036          2,019,382
     991,363   FNMA #910093                                                      5.73          03/01/2037            994,306
     279,784   FNMA #910535+/-                                                   5.55          01/01/2037            279,237
     535,659   FNMA #914224+/-                                                   5.47          03/01/2037            534,615
   5,400,660   FNMA #922672+/-                                                   4.34          06/01/2036          5,342,237
   2,200,264   FNMA #922674+/-                                                   4.78          04/01/2036          2,184,232
   1,334,609   FNMA #922675+/-                                                   4.80          06/01/2035          1,316,766
   1,000,000   FNMA TBA%%                                                        4.50          06/01/2022            956,562
   1,500,000   FNMA TBA%%                                                        5.50          06/01/2022          1,488,282
   1,000,000   FNMA TBA%%                                                        6.00          06/01/2022          1,010,000
   4,570,000   FNMA TBA%%                                                        5.00          06/01/2037          4,348,638
   4,900,000   FNMA TBA%%                                                        5.50          06/01/2037          4,783,625
   1,500,000   FNMA TBA%%                                                        6.00          06/01/2037          1,498,125
     500,000   FNMA TBA%%                                                        6.50          06/01/2037            507,813
   1,000,000   FNMA TBA%%                                                        7.00          06/01/2037          1,030,000

                                                                                                                  88,159,988
                                                                                                             ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.12%
   2,377,761   GNMA #520782<<                                                    5.00          03/15/2035          2,284,210
   1,304,135   GNMA #605373<<                                                    5.50          09/15/2034          1,283,394
   1,919,817   GNMA #633305<<                                                    5.50          12/15/2035          1,888,523
   1,380,764   GNMA #648391<<                                                    5.50          11/15/2035          1,358,256
   1,148,537   GNMA #654920<<                                                    6.00          06/15/2036          1,154,242
     500,001   GNMA #664629                                                      7.00          03/15/2037            517,969
     250,000   GNMA TBA%%                                                        4.50          06/01/2037            232,891
   2,250,000   GNMA TBA%%                                                        6.00          06/01/2037          2,260,548

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,500,000   GNMA TBA%%                                                        6.50%         06/01/2037    $     1,534,218

                                                                                                                  12,514,251
                                                                                                             ---------------
TOTAL AGENCY SECURITIES (COST $155,080,169)                                                                      155,024,529
                                                                                                             ---------------
US TREASURY SECURITIES - 17.10%

US TREASURY BONDS - 5.19%
   2,000,000   US TREASURY BOND<<                                                7.50          11/15/2016          2,384,688
   2,500,000   US TREASURY BOND<<                                                8.75          05/15/2017          3,241,015
   2,475,000   US TREASURY BOND<<                                                8.88          08/15/2017          3,244,765
   1,100,000   US TREASURY BOND<<                                                9.13          05/15/2018          1,481,820
   4,600,000   US TREASURY BOND<<                                                8.88          02/15/2019          6,158,609
     400,000   US TREASURY BOND<<                                                8.75          08/15/2020            540,812
   1,100,000   US TREASURY BOND<<                                                8.00          11/15/2021          1,424,672
   1,750,000   US TREASURY BOND<<                                                6.25          08/15/2023          1,968,341
     500,000   US TREASURY BOND                                                  6.88          08/15/2025            603,750
     800,000   US TREASURY BOND<<                                                6.00          02/15/2026            885,500
   1,750,000   US TREASURY BOND<<                                                6.63          02/15/2027          2,077,716
     500,000   US TREASURY BOND                                                  6.38          08/15/2027            579,610
   2,650,000   US TREASURY BOND<<                                                6.13          11/15/2027          2,994,913
     600,000   US TREASURY BOND<<                                                5.50          08/15/2028            631,406
     500,000   US TREASURY BOND                                                  6.25          05/15/2030            579,610
     550,000   US TREASURY BOND<<                                                4.50          02/15/2036            506,301
   1,425,000   US TREASURY BOND<<                                                4.75          02/15/2037          1,366,998

                                                                                                                  30,670,526
                                                                                                             ---------------
US TREASURY NOTES - 11.91%
   3,000,000   US TREASURY NOTE<<                                                5.00          07/31/2008          2,999,064
   2,000,000   US TREASURY NOTE<<                                                3.25          08/15/2008          1,958,282
   3,000,000   US TREASURY NOTE<<                                                3.13          10/15/2008          2,925,234
   1,500,000   US TREASURY NOTE<<                                                4.88          10/31/2008          1,497,188
   2,000,000   US TREASURY NOTE                                                  4.63          11/30/2008          1,990,000
   4,300,000   US TREASURY NOTE<<                                                4.75          12/31/2008          4,284,210
   2,000,000   US TREASURY NOTE<<                                                4.88          01/31/2009          1,996,718
   2,500,000   US TREASURY NOTE<<                                                4.75          02/28/2009          2,491,603
   6,000,000   US TREASURY NOTE<<                                                2.63          03/15/2009          5,765,154
   1,000,000   US TREASURY NOTE<<                                                3.88          05/15/2009            980,625
   4,300,000   US TREASURY NOTE<<                                                4.00          06/15/2009          4,225,756
   4,300,000   US TREASURY NOTE<<                                                3.38          09/15/2009          4,159,579
   2,600,000   US TREASURY NOTE<<                                                4.00          03/15/2010          2,541,500
   2,650,000   US TREASURY NOTE<<                                                3.88          09/15/2010          2,572,363
   2,500,000   US TREASURY NOTE<<                                                4.25          01/15/2011          2,450,978
   3,000,000   US TREASURY NOTE<<                                                4.75          03/31/2011          2,989,452
   2,500,000   US TREASURY NOTE<<                                                5.00          08/15/2011          2,516,603
   3,000,000   US TREASURY NOTE<<                                                4.63          10/31/2011          2,972,814
   2,800,000   US TREASURY NOTE<<                                                4.63          12/31/2011          2,772,874
   2,000,000   US TREASURY NOTE                                                  4.63          02/29/2012          1,980,624
   1,500,000   US TREASURY NOTE<<                                                4.50          04/30/2012          1,476,680
   2,350,000   US TREASURY NOTE<<                                                4.00          11/15/2012          2,257,469
   6,100,000   US TREASURY NOTE<<                                                3.88          02/15/2013          5,809,774
   1,000,000   US TREASURY NOTE<<                                                4.25          11/15/2013            967,422
   1,870,000   US TREASURY NOTE<<                                                4.25          11/15/2014          1,796,660
     450,000   US TREASURY NOTE<<                                                4.88          08/15/2016            448,910
   1,500,000   US TREASURY NOTE                                                  4.63          02/15/2017          1,467,733

                                                                                                                  70,295,269
                                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $101,563,184)                                                                 100,965,795
                                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING - 30.68%

COLLATERAL INVESTED IN OTHER ASSETS - 30.68%
$    578,607   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                          5.40%         11/21/2007    $       578,845
      17,358   AMERICAN GENERAL FINANCE CORPORATION+/-                           5.41          06/27/2007             17,359
       6,365   AMERICAN GENERAL FINANCE CORPORATION+/-                           5.47          01/18/2008              6,369
      48,024   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                5.31          07/10/2007             48,023
      57,861   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                5.45          09/27/2007             57,895
     855,471   APRECO LLC++                                                      5.27          06/15/2007            853,726
   1,157,215   AQUIFER FUNDING LIMITED++                                         5.29          06/07/2007          1,156,208
   2,314,430   ATLAS CAPITAL FUNDING CORPORATION+++/-                            5.31          04/25/2008          2,313,781
   1,446,518   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                5.35          10/25/2007          1,446,649
   3,395,557   ATOMIUM FUNDING CORPORATION                                       5.30          07/26/2007          3,368,359
   1,157,215   ATOMIUM FUNDING CORPORATION++                                     5.30          08/07/2007          1,145,932
   1,095,998   ATOMIUM FUNDING CORPORATION                                       5.31          08/15/2007          1,084,030
   3,066,619   BEAR STEARNS & COMPANY INCORPORATED+/-                            5.38          08/22/2007          3,066,619
   1,446,518   BEAR STEARNS & COMPANY INCORPORATED+/-                            5.39          10/05/2007          1,446,518
     297,983   BEAR STEARNS & COMPANY INCORPORATED+/-                            5.94          09/27/2007            298,591
   5,207,466   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
               (MATURITY VALUE $5,208,241)                                       5.36          06/01/2007          5,207,466
   2,893,037   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT (MATURITY VALUE $2,893,468)                             5.36          06/01/2007          2,893,037
   2,632,664   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                 5.44          10/03/2007          2,633,796
      41,313   BETA FINANCE INCORPORATED                                         5.32          07/16/2007             41,042
     867,911   BETA FINANCE INCORPORATED SERIES MTN+++/-                         5.32          07/17/2007            867,937
   1,735,822   BNP PARIBAS+/-                                                    5.33          05/07/2008          1,735,544
  4,628,859    BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,629,548)      5.36          06/01/2007          4,628,859
   2,314,430   BUCKINGHAM II CDO LLC++                                           5.33          06/28/2007          2,305,311
   1,012,563   CAIRN HIGH GRADE FUNDING I LLC                                    5.25          06/07/2007          1,011,682
     231,443   CAIRN HIGH GRADE FUNDING I LLC                                    5.28          06/15/2007            230,971
   1,215,075   CAIRN HIGH GRADE FUNDING I LLC++                                  5.29          06/21/2007          1,211,527
   1,110,926   CAIRN HIGH GRADE FUNDING I LLC++                                  5.30          07/11/2007          1,104,461
   1,446,518   CAIRN HIGH GRADE FUNDING I LLC++                                  5.31          07/19/2007          1,436,407
     315,341   CAIRN HIGH GRADE FUNDING I LLC++                                  5.33          07/17/2007            313,228
      22,566   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                     5.43          08/20/2007             22,571
   1,258,818   CEDAR SPRINGS CAPITAL COMPANY++                                   5.26          06/11/2007          1,256,980
   1,128,284   CEDAR SPRINGS CAPITAL COMPANY++                                   5.26          06/14/2007          1,126,141
     983,633   CEDAR SPRINGS CAPITAL COMPANY                                     5.28          07/10/2007            978,046
   1,759,371   CEDAR SPRINGS CAPITAL COMPANY                                     5.31          08/07/2007          1,742,218
     867,911   CHARTA LLC++                                                      5.29          06/22/2007            865,255
     289,304   CHARTA LLC                                                        5.30          07/12/2007            287,577
     260,373   CHEYNE FINANCE LLC++                                              5.24          06/07/2007            260,147
   1,157,215   CHEYNE FINANCE LLC                                                5.24          07/17/2007          1,149,461
   1,157,215   CHEYNE FINANCE LLC                                                5.25          07/18/2007          1,149,299
   4,628,859   CHEYNE FINANCE LLC                                                5.25          06/18/2007          4,617,379
   1,446,518   CHEYNE FINANCE LLC+++/-                                           5.30          02/25/2008          1,446,359
     578,607   CIT GROUP INCORPORATED+/-                                         5.42          12/19/2007            578,613
  15,001,738   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $15,003,972)       5.36          06/01/2007         15,001,738
     612,082   COBBLER FUNDING LIMITED++                                         5.22          10/25/2007            599,124
   1,446,518   COBBLER FUNDING LIMITED++                                         5.31          07/25/2007          1,435,149
     816,762   COBBLER FUNDING LIMITED                                           5.31          07/30/2007            809,746
     231,443   COMERICA BANK+/-                                                  5.33          07/20/2007            231,470
   2,430,151   CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                      5.29          06/12/2007          2,426,263
     289,304   CORPORATE ASSET SECURITIZATION (AUSTRALIA)                        5.32          06/26/2007            288,248
     132,501   CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-         5.72          10/29/2007            132,774
     733,153   DEER VALLEY FUNDING LLC++                                         5.28          06/04/2007            732,831
   2,025,126   DEER VALLEY FUNDING LLC++                                         5.30          06/15/2007          2,020,995
   1,362,736   DEER VALLEY FUNDING LLC                                           5.31          07/11/2007          1,354,805
   1,157,215   DEER VALLEY FUNDING LLC++                                         5.32          07/13/2007          1,150,144
     117,342   ERASMUS CAPITAL CORPORATION++                                     5.28          06/15/2007            117,102
     285,196   FAIRWAY FINANCE CORPORATION++                                     5.32          06/26/2007            284,155
      48,950   FCAR OWNER TRUST SERIES II                                        5.25          06/22/2007             48,800
   1,157,215   FCAR OWNER TRUST SERIES II                                        5.26          06/11/2007          1,155,525
     376,095   FCAR OWNER TRUST SERIES II                                        5.26          07/20/2007            373,413

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    578,607   FCAR OWNER TRUST SERIES II                                        5.27%         06/21/2007    $       576,918
  15,846,326   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE
                  $15,848,685)                                                   5.36          06/01/2007         15,846,326
   1,157,215   FIVE FINANCE INCORPORATED                                         5.27          06/22/2007          1,153,674
      57,861   FIVE FINANCE INCORPORATED+++/-                                    5.31          09/13/2007             57,872
   1,041,493   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.24          06/18/2007          1,038,910
     144,710   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                    5.25          06/25/2007            144,203
     925,772   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                     5.40          06/18/2007            925,772
   1,168,498   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-               5.41          06/22/2007          1,168,544
   1,969,580   GENWORTH FINANCIAL INCORPORATED+/-                                5.50          06/15/2007          1,969,639
   1,272,936   GEORGE STREET FINANCE LLC++                                       5.29          06/15/2007          1,270,339
     594,635   GEORGE STREET FINANCE LLC                                         5.29          06/20/2007            592,988
   1,446,518   GERMAN RESIDENTIAL FUNDING+++/-                                   5.33          08/22/2007          1,446,518
   1,446,518   GERMAN RESIDENTIAL FUNDING+++/-                                   5.34          08/22/2007          1,446,518
   3,895,937   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                  5.33          07/19/2007          3,868,704
     578,607   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                    5.34          08/07/2007            572,966
   1,446,518   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                    5.34          08/08/2007          1,432,198
   1,782,921   HUDSON-THAMES LLC                                                 5.24          07/16/2007          1,771,243
      40,503   IBM CORPORATION SERIES MTN+/-                                     5.35          06/28/2007             40,503
   2,025,126   ING USA ANNUITY & LIFE INSURANCE+/-                               5.39          09/17/2007          2,025,126
   2,603,733   KESTREL FUNDING US LLC++                                          5.28          06/28/2007          2,593,474
   2,082,987   KESTREL FUNDING US LLC+++/-                                       5.29          02/25/2008          2,082,987
   1,167,167   KLIO FUNDING CORPORATION++                                        5.29          07/24/2007          1,158,168
   2,949,740   KLIO III FUNDING CORPORATION++                                    5.29          06/22/2007          2,940,714
   1,330,797   KLIO III FUNDING CORPORATION++                                    5.29          07/24/2007          1,320,537
   2,131,821   KLIO III FUNDING CORPORATION++                                    5.30          07/13/2007          2,118,796
     341,378   KLIO III FUNDING CORPORATION++                                    5.30          07/23/2007            338,794
   1,182,442   LA FAYETTE ASSET SECURITIZATION CORPORATION                       5.29          06/15/2007          1,180,030
   1,041,493   LA FAYETTE ASSET SECURITIZATION CORPORATION++                     5.31          07/03/2007          1,036,640
   1,967,844   LIBERTY HARBOUR CDO II LIMITED++                                  5.27          06/25/2007          1,960,956
     316,035   LIBERTY HARBOUR CDO II LIMITED                                    5.29          06/06/2007            315,805
     144,652   LIBERTY LIGHT US CAPITAL+++/-                                     5.34          11/21/2007            144,711
      86,791   LIQUID FUNDING LIMITED++                                          5.26          07/16/2007             86,223
   2,082,987   LIQUID FUNDING LIMITED                                            5.29          07/30/2007          2,065,094
   2,893,037   LIQUID FUNDING LIMITED+++/-                                       5.29          08/15/2007          2,861,445
   4,339,555   LIQUID FUNDING LIMITED+++/-                                       5.33          06/11/2008          4,338,167
      57,861   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                         5.33          02/15/2008             57,851
      43,396   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-               5.59          01/02/2008             43,462
       9,836   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-               5.39          08/24/2007              9,837
     173,582   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-               5.47          08/27/2007            173,659
   1,446,518   METLIFE GLOBAL FUNDING I+++/-                                     5.31          02/22/2008          1,446,417
     124,401   MORGAN STANLEY+/-                                                 5.48          11/09/2007            124,480
     889,609   MORGAN STANLEY SERIES EXL+/-                                      5.38          06/13/2008            889,689
   1,446,518   NATEXIS BANQUES POPULAIRES+++/-                                   5.35          11/09/2007          1,446,866
   2,282,606   NATIONWIDE BUILDING SOCIETY+++/-                                  5.48          07/20/2007          2,283,040
     144,652   NATIONWIDE BUILDING SOCIETY+/-                                    5.48          07/20/2007            144,699
     243,883   NORTH SEA FUNDING                                                 5.32          06/05/2007            243,742
   2,716,851   RACERS TRUST SERIES 2004-6-MM+++/-                                5.37          11/22/2007          2,717,495
   1,446,518   SAINT GERMAIN FUNDING++                                           5.28          06/01/2007          1,446,518
   1,041,493   SEDNA FINANCE INCORPORATED SERIES MTN+++/-                        5.33          10/26/2007          1,041,504
   1,157,215   SLM CORPORATION+++/-                                              5.32          05/12/2008          1,157,215
     354,108   SLM CORPORATION SERIES MTN1+/-                                    5.57          07/25/2007            353,885
     102,124   SOCIETE GENERALE NORTH AMERICA                                    5.26          06/20/2007            101,841
     431,063   STANFIELD VICTORIA FUNDING                                        5.26          06/21/2007            429,804
   2,314,430   STANFIELD VICTORIA FUNDING LLC+++/-                               5.35          04/03/2008          2,315,355
     844,767   TANGO FINANCE CORPORATION                                         5.30          07/31/2007            837,392
     578,607   TASMAN FUNDING INCORPORATED++                                     5.29          06/12/2007            577,682
   5,786,074   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                         5.51          12/31/2007          5,786,074
   1,112,026   TRAVELERS INSURANCE COMPANY+/-                                    5.39          02/08/2008          1,112,003
      45,016   UBS FINANCE (DELAWARE) LLC                                        5.32          07/16/2007             44,721
   1,446,518   UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-            5.34          06/06/2008          1,446,533
      98,363   UNICREDITO ITALIANO BANK NY SERIES YCD+/-                         5.34          12/13/2007             98,228
     312,448   UNICREDITO ITALIANO BANK NY SERIES YCD+/-                         5.35          12/03/2007            312,537
     173,582   VETRA FINANCE INCORPORATED++                                      5.30          07/30/2007            172,091

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      8,679   WACHOVIA CORPORATION+/-                                           5.41%         07/20/2007    $         8,680
     578,607   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                          5.30          07/27/2007            573,892
   1,446,518   WHISTLEJACKET CAPITAL LIMITED                                     5.28          07/12/2007          1,437,883
     507,323   WHISTLEJACKET CAPITAL LIMITED                                     5.33          06/15/2007            506,288
   1,255,520   WHITE PINE FINANCE LLC                                            5.28          06/25/2007          1,251,126
     462,886   WHITE PINE FINANCE LLC+++/-                                       5.33          06/21/2007            462,891
      28,930   WORLD SAVINGS BANK FSB+/-                                         5.42          06/01/2007             28,930
       5,786   WORLD SAVINGS BANK FSB SERIES BKNT+/-                             5.36          10/19/2007              5,783

                                                                                                                 181,134,095
                                                                                                             ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $181,134,095)                                                      181,134,095
                                                                                                             ---------------
SHORT-TERM INVESTMENTS - 7.67%
  45,316,454   WELLS FARGO MONEY MARKET TRUST~+++                                5.19          06/01/2007         45,316,454
                                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $45,316,454)                                                                   45,316,454
                                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $806,872,077)*                                     136.73%                                             $   807,281,189

OTHER ASSETS AND LIABILITIES, NET                        (36.73)                                                (216,869,839)
                                                         ------                                              ---------------
TOTAL NET ASSETS                                         100.00%                                             $   590,411,350
                                                         ------                                              ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $47,298,018.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 1.15%
$   233,378   FORD CREDIT AUTO OWNER TRUST++                                             5.36%        12/15/2007    $       233,378
  1,000,000   SHIPROCK FINANCE SF1 SERIES 2007-1A+++/-                                   5.42         04/11/2008          1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,233,378)                                                                           1,233,378
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.88%
    940,890   PARAGON MORTGAGES PLC+++/-SS.                                              5.31         11/15/2038            940,890

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $940,890)                                                                   940,890
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 1.66%

DEPOSITORY INSTITUTIONS - 0.56%
    600,000   M&I MARSHALL & ILSLEY BANK+/-                                              5.34         08/01/2007            599,993
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.43%
    460,000   HSBC FINANCE CORPORATION                                                   5.84         02/15/2008            461,593
                                                                                                                    ---------------

SPECIAL PURPOSE ENTITY - 0.67%
    710,000   CENTRAL OHIO MEDICAL TEXTILE+/-SS.                                         5.33         03/01/2023            710,000
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $1,771,586)                                                                           1,771,586
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.47%

TEXAS - 0.47%
    300,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, AMBAC
              INSURED)+/-SS.                                                             5.32         12/01/2046            300,000
    200,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
              D (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE, BANK OF
              AMERICA NA LOC)+/-SS.                                                      5.32         06/01/2045            199,998

                                                                                                                            499,998
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                               499,998
                                                                                                                    ---------------

COMMERCIAL PAPER - 50.69%
  1,500,000   AMSTEL FUNDING CORPORATION++^                                              4.97         06/15/2007          1,496,938
  1,500,000   AMSTERDAM FUNDING CORPORATION++^                                           5.18         07/02/2007          1,493,199
  2,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION++^                               5.19         07/09/2007          1,988,938
  1,000,000   ATOMIUM FUNDING LLC++^                                                     5.32         08/07/2007            990,229
    700,000   BEAR STEARNS COMPANY INCORPORATED+/-                                       5.30         10/19/2007            700,000
  1,000,000   BETA FINANCE INCORPORATED++^                                               5.33         08/28/2007            987,167
  1,000,000   BUCKINGHAM CDO LLC++^                                                      5.30         08/27/2007            987,288
  1,000,000   CAIRN HIGH GRADE FUNDING I LLC++^                                          5.32         08/09/2007            989,938
  1,161,000   CEDAR SPRINGS CAPITAL COMPANY++^                                           4.59         06/07/2007          1,159,987
  1,500,000   CHARTA LLC++^                                                              5.21         07/10/2007          1,491,469
  1,000,000   CHEYNE FINANCE LLC++^                                                      5.39         09/06/2007            985,908
  1,000,000   COBBLER FUNDING LLC++^                                                     5.39         09/04/2007            986,119
  1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY++^                                       4.28         06/05/2007            999,413
    550,000   CONCORD MINUTEMEN CAPITAL COMPANY++^                                       5.22         07/12/2007            546,730
  1,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-                                       5.31         06/02/2008          1,000,000
    500,000   CROWN POINT CAPITAL COMPANY+/-                                             5.30         12/14/2007            499,921
  1,000,000   DEER VALLEY FUNDING LLC++^                                                 5.17         06/25/2007            996,473
  1,500,000   ERASMUS CAPITAL CORPORATION++^                                             4.98         06/15/2007          1,496,938
  2,000,000   EUREKA SECURITIZATION INCORPORATED++^                                      5.19         07/13/2007          1,987,785
  1,500,000   FCAR OWNER TRUST I^                                                        5.06         06/21/2007          1,495,633
  1,070,000   FOUNTAIN SQUARE COMMUNITY FUNDING++^                                       5.15         07/02/2007          1,065,144
  1,000,000   FOUNTAIN SQUARE COMMUNITY FUNDING++^                                       5.23         06/01/2007          1,000,000
  1,000,000   GERMAN RESIDENTIAL FUNDING++^                                              5.33         08/22/2007            988,042
  1,000,000   GRAMPIAN FUNDING LLC++^                                                    5.23         07/23/2007            992,359
  1,250,000   HARRIER FINANCE FUNDING US LLC++^                                          5.21         07/19/2007          1,241,317

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$ 1,000,000   HIGH GRADE STRUCTURED CREDIT CDO++^                                        5.21%        07/20/2007    $       992,786
    500,000   HUDSON-THAMES LLC++^                                                       5.16         07/05/2007            497,535
  1,000,000   HUDSON-THAMES LLC++^                                                       5.38         10/09/2007            981,186
  1,500,000   K2 (USA) LLC++^                                                            5.03         06/19/2007          1,496,070
  1,000,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED++^                              5.42         11/19/2007            975,443
  1,000,000   KEEL CAPITAL INCORPORATED++^                                               5.19         07/12/2007            993,964
  1,000,000   KEEL CAPITAL INCORPORATED++^                                               5.29         06/01/2007          1,000,000
  1,000,000   KLIO II FUNDING CORPORATION++^                                             5.22         07/23/2007            992,417
  1,500,000   LEGACY CAPITAL LLC++^                                                      5.21         07/10/2007          1,491,477
  1,000,000   LIBERTY HARBOUR II CDO++^                                                  5.33         08/21/2007            988,143
  1,000,000   LIQUID FUNDING LIMITED++^                                                  5.24         07/05/2007            995,051
  1,000,000   MANE FUNDING CORPORATION++^                                                5.22         07/27/2007            991,787
  1,500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                                 5.11         06/25/2007          1,494,750
  1,000,000   PRUDENTIAL PLC++^                                                          5.29         08/14/2007            989,270
  1,314,000   SHEFFIELD RECEIVABLES CORPORATION++^                                       5.28         06/01/2007          1,314,000
  1,600,000   SIMBA FUNDING CORPORATION++^                                               4.26         06/05/2007          1,599,070
  1,000,000   STANFIELD VICTORIA FUNDING LLC+/-                                          5.28         01/17/2008            999,875
  1,000,000   SWEDBANK MORTGAGE AB^                                                      5.32         08/10/2007            989,850
  1,390,000   TANGO FINANCE CORPORATION++^                                               4.44         06/06/2007          1,388,987
  1,500,000   TASMAN FUNDING INCORPORATED++^                                             5.21         07/20/2007          1,489,281
  1,500,000   TEMPO FINANCE CORPORATION++^                                               5.21         07/18/2007          1,489,719
    500,000   TEMPO FINANCE CORPORATION++^                                               5.33         08/20/2007            494,167
  1,000,000   WHITE PINE FINANCE LLC++^                                                  5.32         08/15/2007            989,063

TOTAL COMMERCIAL PAPER (COST $54,200,826)                                                                                54,200,826
                                                                                                                    ---------------

EXTENDABLE BONDS - 10.05%
  1,000,000   ALLIANCE & LEICESTER PLC                                                   5.43         01/14/2008          1,000,514
    800,000   ALLIED IRISH BANKS PLC+++/-                                                5.30         06/18/2008            800,000
  1,000,000   BEAR STEARNS COMPANY INCORPORATED+/-                                       5.31         06/13/2008          1,000,000
    700,000   BES FINANCE LIMITED+++/-                                                   5.37         06/02/2008            700,000
  1,000,000   BNP PARIBAS SA+/-                                                          5.32         03/14/2008          1,000,000
    750,000   CAISSE NATIONALE CDEE+++/-                                                 5.33         06/02/2008            750,000
  1,500,000   FLORIDA HURRICANE CATASTROPHE+/-                                           5.33         06/13/2008          1,500,008
  1,000,000   INTESA BANK (IRELAND) PLC+++/-                                             5.32         06/25/2008          1,000,000
  1,000,000   IRISH LIFE & PERMANENT+++/-                                                5.34         06/20/2008          1,000,000
  1,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.32         06/23/2008          1,000,000
  1,000,000   TOTTA IRELAND PLC+++/-                                                     5.32         06/06/2008          1,000,000

TOTAL EXTENDABLE BONDS (COST $10,750,522)                                                                                10,750,522
                                                                                                                    ---------------

MEDIUM TERM NOTES - 9.49%
  1,500,000   ALLSTATE LIFE GLOBAL FUNDING TRUST+/-                                      5.38         11/14/2007          1,500,311
    250,000   AMERICAN HONDA FINANCE CORPORATION+++/-                                    5.39         07/23/2007            249,989
    250,000   ING SECURITY LIFE INSURANCE FUND+++/-                                      5.44         01/14/2008            250,120
    500,000   KESTREL FUNDING US LLC+++/-                                                5.32         09/21/2007            499,970
    700,000   LEHMAN BROTHERS HOLDINGS+/-                                                5.35         06/27/2008            700,000
    500,000   LEHMAN BROTHERS HOLDINGS+/-                                                5.39         07/19/2007            500,062
    750,000   LIBERTY LIGHT US CAPITAL+++/-                                              5.31         01/04/2008            749,913
    500,000   LIBERTY LIGHT US CAPITAL+++/-                                              5.31         04/02/2008            499,878
    350,000   MONUMENT GLOBAL FUNDING II+++/-                                            5.33         12/20/2007            350,000
  1,000,000   MORGAN STANLEY+/-                                                          5.39         04/25/2008          1,000,478
    500,000   NATIONWIDE BUILDING SOCIETY+++/-                                           5.46         02/01/2008            500,427
    500,000   PARCS MASTER TRUST+++/-                                                    5.35         06/20/2007            500,000
    600,000   SEDNA FINANCE INCORPORATED+++/-                                            5.31         03/25/2008            599,928
    900,000   SEDNA FINANCE INCORPORATED++                                               5.35         05/29/2008            900,000
    300,000   VETRA FINANCE INCORPORATED+++/-                                            5.32         12/06/2007            299,985
    700,000   WORLD SAVINGS BANK FSB+/-                                                  5.42         06/01/2007            700,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                            PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
MEDIUM TERM NOTES (continued)
$   350,000   ZELA FINANCE INCORPORATED+++/-                                             5.31%        12/07/2007    $       349,982

TOTAL MEDIUM TERM NOTES (COST $10,151,043)                                                                               10,151,043
                                                                                                                    ---------------

SECURED MASTER NOTES - 4.30%
  1,200,000   BANK OF AMERICA SECURITIES+/-(e)                                           5.37                             1,200,000
  1,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-(e)                                  5.43                             1,000,000
  2,400,000   CITIGROUP GLOBAL+/-(e)                                                     5.38                             2,400,000

TOTAL PROMISSORY NOTES (COST $4,600,000)                                                                                  4,600,000
                                                                                                                    ---------------

TIME DEPOSITS - 10.75%
  1,000,000   BNP PARIBAS (PARIS)                                                        5.28         06/07/2007          1,000,000
  1,000,000   DEXIA BANK (GRAND CAYMAN)                                                  5.29         06/07/2007          1,000,000
  2,000,000   DEXIA BANK SA (BRUSSELS)                                                   5.28         06/05/2007          2,000,000
  2,000,000   ING BANK NV (AMSTERDAM)                                                    5.33         06/01/2007          2,000,000
  1,000,000   IXIS CORPORATION & INVESTMENT BANK                                         5.27         06/01/2007          1,000,000
  1,500,000   RABOBANK NED (CAYMAN ISLANDS)                                              5.28         06/01/2007          1,500,000
  1,000,000   SKANDINAVISKA ENSKILDA BANK                                                5.27         06/01/2007          1,000,000
  1,000,000   SKANDINAVISKA ENSKILDA BANK                                                5.28         06/06/2007          1,000,000
  1,000,000   SOCIETE GENERALE (CAYMAN ISLANDS)                                          5.28         06/06/2007          1,000,000

TOTAL TIME DEPOSITS (COST $11,500,000)                                                                                   11,500,000
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 4.91%
    500,000   CREDIT AGRICOLE INDO (NEW YORK) SERIES YCD+/-                              5.28         06/28/2007            499,985
  1,000,000   DEUTSCHE BANK (NEW YORK)                                                   5.35         08/08/2007          1,000,000
  1,000,000   IXIS CORPORATION & INVESTMENT BANK                                         5.32         07/09/2007          1,000,000
    750,000   NATIXIS+/-                                                                 5.40         03/06/2008            750,000
  1,000,000   ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                       5.27         04/03/2008            999,788
  1,000,000   UNICREDITO ITALIANO BANK  (NEW YORK)+/-                                    5.31         05/02/2008          1,000,087

TOTAL CERTIFICATES OF DEPOSIT (COST $5,249,860)                                                                           5,249,863
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 7.00%
  2,000,000   CREDIT SUISE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $2,000,296)                          5.32         06/01/2007          2,000,000
    482,000   CREDIT SUISE FIRST BOSTON - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $482,071)                            5.31         06/01/2007            482,000
  2,000,000   DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $2,000,296)                          5.32         06/01/2007          2,000,000
  3,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $3,000,433)                          5.32         06/01/2007          3,000,000

TOTAL REPURCHASE AGREEMENTS (COST $7,482,000)                                                                             7,482,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,380,103)*                                     101.35%                                                    $   108,380,103

OTHER ASSETS AND LIABILITIES, NET                         (1.35)                                                         (1,442,414)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   106,937,689
                                                        -------                                                     ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(e)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2007

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                            Wells Fargo Master Trust


                            By:   /s/ Karla M. Rabusch


                                  Karla M. Rabusch
                                  President




                            Date: July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                            Wells Fargo Master Trust



                            By:   /s/ Karla M. Rabusch



                                  Karla M. Rabusch
                                  President

                            Date: July 20, 2007



                            By:   /s/ Stephen W. Leonhardt



                                  Stephen W. Leonhardt
                                  Treasurer

                            Date: July 20, 2007